                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05775

                                   WM Trust II
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
              (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2006

                    Date of reporting period: April 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS

(WM GROUP OF FUNDS LOGO)

                                WM GROUP OF FUNDS

                                   (GRAPHIC)

                                Semiannual Report

                                 April 30, 2006

                      Common sense. Uncommon solutions.(R)

                                WM Group of Funds

AT THE WM GROUP OF FUNDS, OUR PASSION IS PIECING INDIVIDUAL INVESTMENTS TOGETHER INTO COMPREHENSIVE PORTFOLIOS TO MAKE YOUR FINANCIAL PLAN MORE EFFECTIVE.

                                   (GRAPHIC)

                                Table of Contents

1     Letter from the President

      WM Group of Funds Performance and Composition:
2        REIT Fund
3        Equity Income Fund
4        Growth & Income Fund
5        West Coast Equity Fund
6        Mid Cap Stock Fund
7        Growth Fund
8        Small Cap Value Fund
9        Small Cap Growth Fund
10       International Growth Fund
11       Short Term Income Fund
12       U.S. Government Securities Fund
13       Income Fund
14       High Yield Fund
15       Tax-Exempt Bond Fund
16       California Municipal Fund
17       California Insured Intermediate Municipal Fund

18    Glossary

19    Expense Information

22    Financial Statements

108   Notes to Financial Statements

117   Supplemental Information

                                NOT FDIC INSURED
               MAY LOSE VALUE - NOT A DEPOSIT - NO BANK GUARANTEE
                  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Dear Shareholder,

                          (PHOTO OF WILLIAM G. PAPESH)

Securities markets have spent recent months reacting to a complicated mix of economic data that has generally been positive for equities but challenging for bonds. An upswing in economic growth, continuing strength in corporate profits, and elevated energy prices prompted the Federal Reserve to continue raising short-term interest rates in an effort to contain inflationary pressures. For the six months ended April 30, 2006, the S&P 500 climbed 9.64%, while the Lehman Brothers Aggregate Bond Index edged up 0.56%.(1)

REACHING A COMPANY MILESTONE

The past six months marked a significant accomplishment for the WM Group of Funds. In January, our assets under management exceeded $20 billion for the first time in the company's history. This growth has been building steadily over the last few years and is partly due to the strong performance of WM Funds shown on the following pages.

ACHIEVING LOWER EXPENSES

We take pride in our growth as a fund family but also note that this achievement benefits our shareholders. As we gain assets under management, the WM Funds can reach additional management fee breakpoints. This favorable consequence of growth is among the factors that have pushed 15 of the 16 Funds listed in this report to achieve lower expense ratios compared to their peers.(2)

Shareholders can also take advantage of services that may help lower certain expenses. On the back cover, you'll find information about our e-delivery program. When you choose to receive documents like this report by e-mail, you gain the convenience of electronic delivery and storage while reducing printing and mailing costs.

SHAPING OUR BOARD COMPOSITION

From my perspective, you can certainly be proud of your Board of Trustees and the stewardship role they perform for your benefit. In November, Michael (Mike) Murphy, a Director of Washington Mutual, Inc., retired from the WM Group of Funds Board of Trustees after 11 years of diligent service. Concurrently, the Board elected independent Trustee Richard (Dick) Yancey to the position of chairman. Dick has been a tireless advocate of shareholder interests in the more than three decades that he has served on our Board. Both he and Mike have my gratitude for their many years of wise counsel.(3)

Our Board is now composed of nine members, more than 75% of whom are not affiliated with Washington Mutual, Inc. I believe this structure, which emphasizes independence, supports strong fund oversight and governance.

Underlying all of our efforts is the expectation that these steps can ultimately create value for our shareholders. On behalf of everyone at the WM Group of Funds, thank you for your support and confidence.

Sincerely,


/s/ William G. Papesh
-------------------------------------
William G. Papesh
President

(1) The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

(2) Compares the Funds' expense ratios as of their most recent audited annual report (10/31/05) with the average expense ratio for each Fund's Lipper classification as of 4/30/06. Source of peer data: Lipper, Inc.

(3) Lengths of service include board membership with Composite Funds, a predecessor to the WM Group of Funds.

                                                           PORTFOLIO MANAGER
(GRAPHIC)   REIT Fund                            (PHOTO)   David W. Simpson, CFA
                                                           WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                6-Month   1-Year   Since Inception   Inception Date
                                                -------   ------   ---------------   --------------
CLASS A SHARES             Net Asset Value(3)    14.49%   24.37%       27.36%            3/1/03
                           With Sales Charge      8.21%   17.54%       25.11%

CLASS B SHARES             Net Asset Value(3)    14.04%   23.43%       26.41%            3/1/03
                           With Sales Charge      9.04%   18.43%       25.84%

CLASS C SHARES             Net Asset Value(3)    14.09%   23.52%       26.53%            3/1/03
                           With Sales Charge     13.09%   22.52%       26.53%

CLASS R-1 SHARES           Net Asset Value(3)    14.27%   23.77%        1.58%            3/1/06

CLASS R-2 SHARES           Net Asset Value(3)    14.36%   24.03%        1.58%            3/1/06

NAREIT All REIT Index(4)                         14.98%   23.63%       28.02%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 27.36% (1-year), 27.09% (since inception)

Class B Shares: 28.65% (1-year), 27.87% (since inception)

Class C Shares: 32.82% (1-year), 28.57% (since inception)

Class R-1 Shares: 34.10% (1-year), 4.67% (since inception)

Class R-2 Shares: 34.41% (1-year), 4.67% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                     As of     As of
Asset Class         4/30/06   10/31/05   Change
-----------         -------   --------   ------
Retail                26%        26%        0%
Industrial/Office     22%        26%       -4%
Residential           11%        11%        0%
Common Stocks          7%         6%       +1%
Lodging/Resorts        7%         6%       +1%
Health Care            5%         5%        0%
Specialty              5%         8%       -3%
Hybrid                 4%         1%       +3%
Diversified            3%         3%        0%
Mortgage               2%         1%       +1%
Self Storage           2%         2%        0%
Cash Equivalents       6%         5%       +1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER                                Equity Income Fund*   (GRAPHIC)
Joseph T. Suty, CFA   (PHOTO)
WM Advisors, Inc.

(5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

REIT securities are subject to risk factors associated with the real estate industry and tax factors of REIT registration.

* As of 8/1/00, the WM Bond & Stock Fund became the WM Equity Income Fund, and the Fund's objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                    6-Month   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                                    -------   ------   ------   -------   ---------------   --------------
CLASS A SHARES                 Net Asset Value(3)    11.32%   18.55%   10.27%    11.14%        9.15%            5/31/39
                               With Sales Charge      5.19%   12.01%    9.03%    10.52%        9.06%

CLASS B SHARES                 Net Asset Value(3)    10.85%   17.53%    9.29%    10.37%       11.43%            3/30/94
                               With Sales Charge      5.85%   12.53%    9.01%    10.37%       11.43%

CLASS C SHARES                 Net Asset Value(3)    10.91%   17.58%    9.40%    10.27%       10.92%             3/1/02
                               With Sales Charge      9.91%   16.58%    9.40%    10.27%       10.92%

CLASS R-1 SHARES               Net Asset Value(3)    11.03%   17.82%    9.55%    10.44%        4.03%             3/1/06

CLASS R-2 SHARES               Net Asset Value(3)    11.13%   18.06%    9.82%    10.71%        4.03%             3/1/06

S&P 500/Barra Value Index(4)                         12.77%   20.02%    4.14%     9.48%          --

S&P 500(4)                                            9.64%   15.42%    2.70%     8.94%       11.60%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 8.97% (1-year), 9.29% (5-year), 10.33% (10-year), 9.03% (since inception)

Class B Shares: 9.28% (1-year), 9.26% (5-year), 10.19% (10-year), 11.29% (since inception)

Class C Shares: 13.37% (1-year), 9.66% (5-year), 10.08% (10-year), 10.53% (since inception)

Class R-1 Shares: 14.58% (1-year), 9.81% (5-year), 10.25% (10-year), 1.65%
(since inception)

Class R-2 Shares: 14.84% (1-year), 10.08% (5-year), 10.52% (10-year), 1.65%
(since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                              As of      As of
Asset Class                  4/30/06   10/31/05   Change
-----------                  -------   --------   ------
Financials                     26%        24%       +2%
Industrials                    13%        11%       +2%
Energy                         10%        11%       -1%
Health Care                    10%         7%       +3%
Information Technology          9%         8%       +1%
Consumer Staples                7%         6%       +1%
Telecommunication Services      6%         3%       +3%
REITs                           5%         7%       -2%
Consumer Discretionary          4%         6%       -2%
Materials                       4%         3%       +1%
U.S. Treasuries                 1%         2%       -1%
Utilities                       1%         4%       -3%
Other                           1%         3%       -2%
Cash Equivalents                3%         5%       -2%

(4) See page 18 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the NAREIT ALL REIT Index is calculated from 2/28/03. The since-inception return shown for the S&P 500 is calculated from 5/31/39. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

                                                         PORTFOLIO MANAGER
(GRAPHIC)   Growth & Income Fund               (PHOTO)   Stephen Q. Spencer, CFA
                                                         WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852.Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                                Since     Inception
                                        6-Month   1-Year   5-Year   10-Year   Inception      Date
                                        -------   ------   ------   -------   ---------   ---------
CLASS A SHARES     Net Asset Value(3)    8.35%    10.73%    1.96%    8.69%      10.13%     10/31/49
                   With Sales Charge     2.41%     4.66%    0.81%    8.07%      10.02%

CLASS B SHARES     Net Asset Value(3)    7.78%     9.58%    0.94%    7.92%      10.12%      3/30/94
                   With Sales Charge     2.77%     4.58%    0.55%    7.92%      10.12%

CLASS C SHARES     Net Asset Value(3)    7.96%     9.79%    1.02%    7.74%       4.43%       3/1/02
                   With Sales Charge     6.96%     8.79%    1.02%    7.74%       4.43%

CLASS R-1 SHARES   Net Asset Value(3)    8.09%    10.08%    1.28%    8.00%       2.93%       3/1/06

CLASS R-2 SHARES   Net Asset Value(3)    8.18%    10.31%    1.52%    8.26%       2.93%       3/1/06

S&P 500(4)                               9.64%    15.42%    2.70%    8.94%      12.05%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 1.28% (1-year), 1.38% (5-year), 8.11% (10-year), 9.99% (since inception)

Class B Shares: 1.05% (1-year), 1.14% (5-year), 7.96% (10-year), 10.02% (since inception)

Class C Shares: 5.26% (1-year), 1.59% (5-year), 7.78% (10-year), 4.04% (since inception)

Class R-1 Shares: 6.47% (1-year), 1.84% (5-year), 8.03% (10-year), 0.94% (since inception)

Class R-2 Shares: 6.71% (1-year), 2.09% (5-year), 8.30% (10-year), 0.94% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                              As of     As of
Asset Class                  4/30/06   10/31/05   Change
-----------                  -------   --------   ------
Financials                     22%        22%        0%
Health Care                    14%        11%       +3%
Industrials                    13%        11%       +2%
Information Technology         13%        13%        0%
Energy                         12%         9%       +3%
Consumer Staples                8%        10%       -2%
Consumer Discretionary          7%        10%       -3%
Materials                       3%         2%       +1%
Utilities                       3%         5%       -2%
Telecommunication Services      2%         1%       +1%
Cash Equivalents                3%         6%       -3%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1,and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The West Coast Equity Fund's performance in 1997 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER                             West Coast Equity Fund   (GRAPHIC)
Philip M. Foreman, CFA   (PHOTO)
WM Advisors, Inc.

(5-5-4-3-2-0%);Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

West Coast Equity Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility. There may be additional investment risks due to the Fund's concentration in West Coast companies.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                                        Since     Inception
                                                6-Month   1-Year   5-Year   10-Year   Inception      Date
                                                -------   ------   ------   -------   ---------   ---------
CLASS A SHARES             Net Asset Value(3)    11.76%   24.32%    8.29%    15.25%     14.90%     11/24/86
                           With Sales Charge      5.61%   17.48%    7.08%    14.60%     14.56%

CLASS B SHARES             Net Asset Value(3)    11.24%   23.19%    7.27%    14.42%     14.93%      3/30/94
                           With Sales Charge      6.24%   18.19%    6.97%    14.42%     14.93%

CLASS C SHARES             Net Asset Value(3)    11.29%   23.29%    7.35%    14.25%      8.93%       3/1/02
                           With Sales Charge     10.29%   22.29%    7.35%    14.25%      8.93%

CLASS R-1 SHARES           Net Asset Value(3)    11.50%   23.61%    7.64%    14.59%      2.27%       3/1/06

CLASS R-2 SHARES           Net Asset Value(3)    11.59%   23.86%    7.90%    14.87%      2.27%       3/1/06

Russell 3000(R) Index(4)                         10.70%   18.08%    3.94%     9.10%     11.45%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 13.32% (1-year), 9.27% (5-year), 15.44% (10-year), 14.64% (since inception)

Class B Shares: 13.78% (1-year), 9.18% (5-year), 15.27% (10-year), 15.07% (since inception)

Class C Shares: 17.89% (1-year), 9.54% (5-year), 15.09% (10-year), 9.21% (since inception)

Class R-1 Shares: 19.15% (1-year), 9.83% (5-year), 15.43% (10-year), 2.55%
(since inception)

Class R-2 Shares: 19.43% (1-year), 10.10% (5-year), 15.72% (10-year), 2.55%
(since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                              As of      As of
Asset Class                  4/30/06   10/31/05   Change
-----------                  -------   --------   ------
Financials                     17%        18%       -1%
Information Technology         17%        16%       +1%
Health Care                    16%        17%       -1%
Industrials                    16%        15%       +1%
Consumer Discretionary         12%        12%        0%
Energy                          7%         7%        0%
Consumer Staples                5%         5%        0%
Materials                       4%         3%       +1%
REITs                           3%         3%        0%
Telecommunication Services      0%         1%       -1%
Cash Equivalents                3%         3%        0%

(4) See page 18 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the S&P 500 is calculated from 10/31/49. The since-inception return shown for the Russell 3000(R) Index is calculated from 11/30/86. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

                                                              PORTFOLIO MANAGER
(GRAPHIC)   Mid Cap Stock Fund                      (PHOTO)   Daniel R. Coleman
                                                              WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%,which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                       Since     Inception
                                         6-Month   1-Year   5-Year   Inception      Date
                                         -------   ------   ------   ---------   ---------
CLASS A SHARES      Net Asset Value(3)    14.43%   26.25%   11.07%     15.08%      3/1/00
                    With Sales Charge      8.13%   19.33%    9.82%     14.03%

CLASS B SHARES      Net Asset Value(3)    13.88%   25.06%   10.01%     14.00%      3/1/00
                    With Sales Charge      8.88%   20.06%    9.73%     14.00%

CLASS C SHARES      Net Asset Value(3)    13.97%   25.20%   10.06%     11.78%      3/1/02
                    With Sales Charge     12.97%   24.20%   10.06%     11.78%

CLASS R-1 SHARES    Net Asset Value(3)    14.16%   25.51%   10.43%      5.11%      3/1/06

CLASS R-2 SHARES    Net Asset Value(3)    14.25%   25.77%   10.70%      5.11%      3/1/06

S&P MidCap 400(4)                         15.26%   28.32%   10.73%     10.62%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 14.68% (1-year), 10.78% (5-year), 14.04% (since inception)

Class B Shares: 15.14% (1-year), 10.68% (5-year), 14.01% (since inception)

Class C Shares: 19.28% (1-year), 11.01% (5-year), 11.76% (since inception)

Class R-1 Shares: 20.55% (1-year), 11.38% (5-year), 4.02% (since inception)

Class R-2 Shares: 20.82% (1-year), 11.66% (5-year), 4.02% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                              As of     As of
Asset Class                  4/30/06   10/31/05   Change
-----------                  -------   --------   ------
Financials                     19%        18%       +1%
Industrials                    17%        15%       +2%
Consumer Discretionary         13%        12%       +1%
Information Technology         12%        12%        0%
Health Care                    11%        12%       -1%
Energy                          8%         8%        0%
Materials                       5%         5%        0%
Utilities                       4%         6%       -2%
REITs                           2%         2%        0%
Consumer Staples                1%         3%       -2%
Telecommunication Services      1%         0%       +1%
Cash Equivalents                7%         7%        0%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1,and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Growth Fund's performance between 1999 and 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGERS
Alan Blake, CFA                                          Growth Fund   (GRAPHIC)
Salomon Brothers Asset Management, Inc

E. Marc Pinto, CFA
Janus Capital Management LLC

William L. Wilby, CFA & Marc L. Baylin, CFA
Oppenheimer Funds, Inc.

(5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Mid Cap Stock Fund: Small-cap and mid-cap stocks may have additional risks, including greater price volatility. Growth Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                                               Since     Inception
                                                       6-Month   1-Year   5-Year   10-Year   Inception      Date
                                                       -------   ------   ------   -------   ---------   ---------
CLASS A SHARES                    Net Asset Value(3)     5.39%   13.45%   -4.49%    6.69%      10.03%      4/5/93
                                  With Sales Charge     -0.42%    7.23%   -5.56%    6.09%       9.56%

CLASS B SHARES                    Net Asset Value(3)     4.89%   12.37%   -5.35%    6.01%       9.91%      7/1/94
                                  With Sales Charge     -0.11%    7.37%   -5.85%    6.01%       9.91%

CLASS C SHARES                    Net Asset Value(3)     4.98%   12.57%   -5.18%    5.88%       2.60%      3/1/02
                                  With Sales Charge      3.98%   11.57%   -5.18%    5.88%       2.60%

CLASS R-1 SHARES                  Net Asset Value(3)     5.23%   13.02%   -4.81%    6.35%       0.24%      3/1/06

CLASS R-2 SHARES                  Net Asset Value(3)     5.31%   13.26%   -4.59%    6.58%       0.24%      3/1/06

Russell 1000(R) Growth Index(4)                          7.06%   15.18%   -0.76%    6.21%       8.44%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 6.54% (1-year), -2.19% (5-year), 6.75% (10-year), 9.70% (since inception)

Class B Shares: 6.72% (1-year), -2.41% (5-year), 6.67% (10-year), 10.07% (since inception)

Class C Shares: 10.93% (1-year), -1.81% (5-year), 6.53% (10-year), 2.91% (since inception)

Class R-1 Shares: 12.31% (1-year), -1.43% (5-year), 7.01% (10-year), 1.21%
(since inception)

Class R-2 Shares: 12.56% (1-year), -1.20% (5-year), 7.24% (10-year), 1.21%
(since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                              As of     As of
Asset Class                  4/30/06   10/31/05   Change
-----------                  -------   --------   ------
Information Technology         30%        27%       +3%
Health Care                    19%        21%       -2%
Consumer Discretionary         16%        20%       -4%
Financials                     11%         9%       +2%
Consumer Staples                8%         8%        0%
Energy                          6%         4%       +2%
Industrials                     5%         6%       -1%
Materials                       2%         2%        0%
Telecommunication Services      1%         1%        0%
Cash Equivalents                2%         2%        0%

(4) See page 18 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the S&P MidCap 400 is calculated from 2/29/00. The since-inception return shown for the Russell 1000(R) Growth Index is calculated from 3/31/93. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

                                                           PORTFOLIO MANAGER
(GRAPHIC)   Small Cap Value Fund                 (PHOTO)   David W. Simpson, CFA
                                                           WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                           Since     Inception
                                                      6-Month   1-Year   Inception      Date
                                                      -------   ------   ---------   ---------
CLASS A SHARES                   Net Asset Value(3)    11.24%   11.33%     13.28%      3/1/04
                                 With Sales Charge      5.12%    5.21%     10.38%

CLASS B SHARES                   Net Asset Value(3)    10.79%   10.31%     12.27%      3/1/04
                                 With Sales Charge      5.78%    5.31%     10.65%

CLASS C SHARES                   Net Asset Value(3)    10.92%   10.54%     12.43%      3/1/04
                                 With Sales Charge      8.92%    8.54%     12.43%

CLASS R-1 SHARES                 Net Asset Value(3)    11.00%   10.76%      1.91%      3/1/06

CLASS R-2 SHARES                 Net Asset Value(3)    11.09%   10.98%      1.91%      3/1/06

Russell 2000(R) Value Index(4)                         17.52%   30.85%     16.08%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 3.41% (1-year), 11.67% (since inception)

Class B Shares: 3.39% (1-year), 12.04% (since inception)

Class C Shares: 6.44% (1-year), 13.83% (since inception)

Class R-1 Shares: 8.78% (1-year), 3.58% (since inception)

Class R-2 Shares: 9.03% (1-year), 3.58% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                              As of      As of
Asset Class                  4/30/06   10/31/05   Change
-----------                  -------   --------   ------
Financials                     14%        13%       +1%
Industrials                    14%        14%        0%
Materials                      11%        11%        0%
Consumer Discretionary         10%        11%       -1%
Energy                         10%        11%       -1%
Information Technology         10%        11%       -1%
Consumer Staples                8%         7%       +1%
Health Care                     7%         6%       +1%
REITs                           5%         4%       +1%
Telecommunication Services      4%         3%       +1%
Options                         1%         3%       -2%
Utilities                       1%         1%        0%
Cash Equivalents                5%         5%        0%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1,and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Small Cap Growth Fund's performance between 1998 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGERS                             Small Cap Growth Fund   (GRAPHIC)
Emerging Growth Team
Delaware Management Company

James W. Oberweis, CFA
Oberweis Asset Management, Inc.

(5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Small-cap and mid-cap stocks may have additional risks, including greater price volatility. Small Cap Value Fund: International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                        6-Month   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                        -------   ------   ------   -------   ---------------   --------------
CLASS A SHARES     Net Asset Value(3)    14.93%   35.91%   -0.43%    4.18%         8.57%            7/18/90
                   With Sales Charge      8.62%   28.39%   -1.54%    3.59%         8.19%

CLASS B SHARES     Net Asset Value(3)    14.33%   34.50%   -1.49%    3.42%         7.42%            7/1/94
                   With Sales Charge      9.33%   29.50%   -1.92%    3.42%         7.42%

CLASS C SHARES     Net Asset Value(3)    14.54%   34.80%   -1.16%    3.51%         4.99%            3/1/02
                   With Sales Charge     13.54%   33.80%   -1.16%    3.51%         4.99%

CLASS R-1 SHARES   Net Asset Value(3)    14.73%   35.28%   -0.89%    3.76%         2.56%            3/1/06

CLASS R-2 SHARES   Net Asset Value(3)    14.83%   35.56%   -0.65%    4.00%         2.56%            3/1/06

Russell 2000(R) Growth Index(4)          20.31%   36.13%    6.05%    4.70%         8.39%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 19.17% (1-year), 1.39% (5-year), 3.98% (10-year), 8.30% (since inception)

Class B Shares: 19.73% (1-year), 1.07% (5-year), 3.81% (10-year), 7.56% (since inception)

Class C Shares: 24.13% (1-year), 1.79% (5-year), 3.90% (10-year), 5.35% (since inception)

Class R-1 Shares: 25.51% (1-year), 2.05% (5-year), 4.14% (10-year), 3.52% (since inception)

Class R-2 Shares: 25.79% (1-year), 2.30% (5-year), 4.39% (10-year), 3.52% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                  (PIE CHART)

                                As of     As of
Asset Class                    4/30/06   10/31/05   Change
-----------                    -------   --------   ------
Health Care                      24%        28%       -4%
Consumer Discretionary           15%        14%       +1%
Industrials                      12%        11%       +1%
Energy                           10%         6%       +4%
Semiconductors &
   Semiconductor Equipment        8%         6%       +2%
Communications Equipment          6%         7%       -1%
Financials                        5%         4%       +1%
Internet Software & Services      5%         9%       -4%
Software                          5%         5%        0%
IT Services                       3%         2%       +1%
Computers & Peripherals           1%         1%        0%
Consumer Staples                  1%         2%       -1%
REITs                             1%         1%        0%
Telecommunication Services        0%         1%       -1%
Cash Equivalents                  4%         3%       +1%

(4) See page 18 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the Russell 2000(R) Value Index is calculated from 2/29/04. The since-inception return shown for the Russell 2000(R) Growth Index is calculated from 7/31/90. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

                                                 PORTFOLIO MANAGERS
(GRAPHIC)   International Growth Fund            Non-U.S. Equity Team & Emerging
                                                 Market Equity Team
                                                 Capital Guardian Trust Company

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5% (for the International Growth Fund) or 3.5% (for the Short Term Income Fund); Class B shares:

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                         6-Month   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                         -------   ------   ------   -------   ---------------   --------------
CLASS A SHARES     Net Asset Value(3)     21.77%   35.53%    7.02%    5.19%         4.47%            7/18/90
                   With Sales Charge      15.02%   28.09%    5.81%    4.60%         4.09%

CLASS B SHARES     Net Asset Value(3)     21.11%   34.08%    5.88%    4.44%         4.50%             7/1/94
                   With Sales Charge      16.11%   29.08%    5.56%    4.44%         4.50%

CLASS C SHARES     Net Asset Value(3)     21.32%   34.45%    6.11%    4.28%        13.00%             3/1/02
                   With Sales Charge      20.32%   33.45%    6.11%    4.28%        13.00%

CLASS R-1 SHARES   Net Asset Value(3)     21.53%   34.91%    6.75%    4.95%         7.06%             3/1/06

CLASS R-2 SHARES   Net Asset Value(3)     21.63%   35.19%    6.92%    5.14%         7.06%             3/1/06

MSCI All Country World Index ex-USA(4)    25.04%   38.14%   11.43%    7.57%         7.34%

MSCI EAFE Index(4)                        23.10%   34.00%    9.59%    7.03%         6.89%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 19.76% (1-year), 6.72% (5-year), 4.32% (10-year), 3.84% (since inception)

Class B Shares: 20.46% (1-year), 6.51% (5-year), 4.18% (10-year), 4.16% (since inception)

Class C Shares: 24.60% (1-year), 7.02% (5-year), 4.00% (10-year), 12.15% (since inception)

Class R-1 Shares: 26.15% (1-year), 7.67% (5-year), 4.66% (10-year), 2.74% (since inception)

Class R-2 Shares: 26.44% (1-year), 7.85% (5-year), 4.85% (10-year), 2.74% (since inception)

GEOGRAPHIC BREAKDOWN(5)

As of 4/30/06

                                   (PIE CHART)

                    As of      As of
Country            4/30/06   10/31/05   Change
-------            -------   --------   ------
Japan                24%        29%       -5%
United Kingdom       13%        16%       -3%
France                8%         9%       -1%
Switzerland           6%         8%       -2%
Canada                5%         4%       +1%
Germany               5%         7%       -2%
Netherlands           4%         6%       -2%
South Korea           4%         1%       +3%
South Africa          3%         1%       +2%
Spain                 3%         5%       -2%
Other Countries      22%        11%      +11%
Cash Equivalents      3%         3%        0%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Short Term Income Fund's performance between 1995 and 2005 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER                             Short Term Income Fund   (GRAPHIC)
Craig V. Sosey      (PHOTO)
WM Advisors, Inc.

contingent deferred sales charge of 5% (for the International Growth Fund), which declines over 5 years (5-5-4-3-2-0%), or 4% (for the Short Term Income
Fund), which declines over 4 years (4-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

International Growth Fund: International investing, especially in emerging markets, involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards. Short Term Income
Fund: Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                                                Since     Inception
                                                        6-Month   1-Year   5-Year   10-Year   Inception      Date
                                                        -------   ------   ------   -------   ---------   ---------
CLASS A SHARES                     Net Asset Value(3)     1.36%    1.88%    3.71%    4.90%       4.52%     11/1/93
                                   With Sales Charge     -2.03%   -1.48%    2.93%    4.54%       4.23%

CLASS B SHARES                     Net Asset Value(3)     0.99%    1.13%    2.94%    4.27%       4.32%      7/1/94
                                   With Sales Charge     -3.01%   -2.87%    2.94%    4.27%       4.32%

CLASS C SHARES                     Net Asset Value(3)     1.00%    1.14%    2.93%    4.05%       2.37%      3/1/02
                                   With Sales Charge      0.00%    0.14%    2.93%    4.05%       2.37%

CLASS R-1 SHARES                   Net Asset Value(3)     0.48%    0.61%    2.86%    4.06%      -0.43%      3/1/06

CLASS R-2 SHARES                   Net Asset Value(3)     0.56%    0.82%    3.11%    4.31%      -0.43%      3/1/06

Citigroup Broad Investment-Grade
   Credit 1-3 Years Index(4)                              1.69%    2.79%    4.46%    5.72%       5.70%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: -1.09% (1-year), 2.97% (5-year), 4.47% (10-year), 4.23% (since inception)

Class B Shares: -2.46% (1-year), 2.97% (5-year), 4.20% (10-year), 4.32% (since inception)

Class C Shares: 1.00% (1-year), 3.06% (5-year), 4.03% (10-year), 2.46% (since inception)

Class R-1 Shares: 1.26% (1-year), 2.95% (5-year), 4.01% (10-year), -0.43% (since inception)

Class R-2 Shares: 1.49% (1-year), 3.20% (5-year), 4.27% (10-year), -0.43% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                            As of      As of
Asset Class                4/30/06   10/31/05   Change
-----------                -------   --------   ------
Domestic Corporate Bonds     52%        49%       +3%
Mortgage-Backed Bonds        17%        18%       -1%
U.S. Government Agency       10%        10%        0%
U.S. Treasuries               6%         6%        0%
Asset-Backed Bonds            5%         5%        0%
Foreign Corporate
Bonds (U.S.$)                 5%         5%        0%
Cash Equivalents              5%         7%       -2%

(4) See page 18 for definitions of indices. Effective 3/1/06, the Morgan Stanley Capital International (MSCI) All Country World Index ex-USA replaced the MSCI EAFE Index because WM Advisors and the Fund's subadvisor believe the new benchmark more accurately reflects the International Growth Fund's performance characteristics. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the MSCI All Country World Index ex-USA and the MSCI EAFE Index are calculated from 7/31/90. The since-inception return shown for the Citigroup Broad Investment-Grade Credit 1-3 Years Index is calculated from 10/31/93. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

                                                               PORTFOLIO MANAGER
(GRAPHIC)   U.S. Government Securities Fund          (PHOTO)   Craig V. Sosey
                                                               WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                                           Since     Inception
                                                   6-Month   1-Year   5-Year   10-Year   Inception     Date
                                                   -------   ------   ------   -------   ---------   ---------
CLASS A SHARES                Net Asset Value(3)     0.82%    0.82%    3.97%    5.57%       7.46%      5/4/84
                              With Sales Charge     -3.75%   -3.74%    3.02%    5.08%       7.24%

CLASS B SHARES                Net Asset Value(3)     0.45%    0.09%    3.22%    4.91%       5.16%     3/30/94
                              With Sales Charge     -4.55%   -4.91%    2.86%    4.91%       5.16%

CLASS C SHARES                Net Asset Value(3)     0.46%    0.18%    3.22%    4.89%       2.42%      3/1/02
                              With Sales Charge     -0.54%   -0.82%    3.22%    4.89%       2.42%

CLASS R-1 SHARES              Net Asset Value(3)    -0.16%   -0.48%    3.18%    4.89%      -1.61%      3/1/06

CLASS R-2 SHARES              Net Asset Value(3)    -0.07%   -0.28%    3.43%    5.15%      -1.61%      3/1/06

Citigroup Mortgage Index(4)                          1.23%    1.60%    4.88%    6.27%       9.00%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: -2.61% (1-year), 3.00% (5-year), 5.01% (10-year), 7.27% (since inception)

Class B Shares: -3.80% (1-year), 2.85% (5-year), 4.84% (10-year), 5.19% (since inception)

Class C Shares: 0.20% (1-year), 3.20% (5-year), 4.82% (10-year), 2.48% (since inception)

Class R-1 Shares: 0.96% (1-year), 3.23% (5-year), 4.86% (10-year), -1.23% (since inception)

Class R-2 Shares: 1.19% (1-year), 3.48% (5-year), 5.11% (10-year), -1.23% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                          As of      As of
Asset Class              4/30/06   10/31/05   Change
-----------              -------   --------   ------
FHLMC/FGLMC                34%        33%       +1%
FNMA                       30%        29%       +1%
CMOs                       20%        18%       +2%
GNMA                        5%         7%       -2%
U.S. Government Agency      4%         4%        0%
U.S. Treasuries             4%         5%       -1%
Cash Equivalents            3%         4%       -1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The U.S. Government Securities Fund's performance between 1998 and 2000 and the Income Fund's performance in 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Funds' expenses. On 3/1/04, the investment policies of the U.S. Government Securities Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

(2)  Periods of less than one year are not annualized.

PORTFOLIO MANAGERS                                       Income Fund   (GRAPHIC)
John R. Friedl, CFA and     (PHOTO)
Gary J. Pokrzywinski, CFA   (PHOTO)
WM Advisors, Inc.

(5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise. U.S. Government Securities Fund: Neither the principal of government bond funds nor their yields are guaranteed by the U.S. government.

Income Fund: Lower-rated securities are subject to additional credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                        6-Month   1-Year   5-Year   10-Year   Since Inception   Inception Date
                                        -------   ------   ------   -------   ---------------   --------------
CLASS A SHARES     Net Asset Value(3)     1.68%    2.02%    5.84%    6.56%          8.32%          12/15/75
                   With Sales Charge     -2.94%   -2.60%    4.86%    6.07%          8.16%

CLASS B SHARES     Net Asset Value(3)     1.19%    1.18%    5.08%    5.93%          6.16%           3/30/94
                   With Sales Charge     -3.81%   -3.82%    4.75%    5.93%          6.16%

CLASS C SHARES     Net Asset Value(3)     1.18%    1.15%    5.07%    5.88%          4.46%           3/1/02
                   With Sales Charge      0.18%    0.15%    5.07%    5.88%          4.46%

CLASS R-1 SHARES   Net Asset Value(3)     0.53%    0.54%    5.00%    5.86%         -1.65%           3/1/06

CLASS R-2 SHARES   Net Asset Value(3)     0.61%    0.75%    5.26%    6.12%         -1.65%           3/1/06

Citigroup Broad Investment-Grade
   Bond Index(4)                          0.55%    0.78%    5.21%    6.36%            --

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: -1.78% (1-year), 4.81% (5-year), 5.99% (10-year), 8.18% (since inception)

Class B Shares: -3.07% (1-year), 4.66% (5-year), 5.86% (10-year), 6.20% (since inception)

Class C Shares: 0.90% (1-year), 5.01% (5-year), 5.80% (10-year), 4.57% (since inception)

Class R-1 Shares: 1.70% (1-year), 5.03% (5-year), 5.83% (10-year), -1.21% (since inception)

Class R-2 Shares: 1.93% (1-year), 5.28% (5-year), 6.09% (10-year), -1.21% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                            As of      As of
Asset Class                4/30/06   10/31/05   Change
-----------                -------   --------   ------
Domestic Corporate Bonds     58%        57%       +1%
Mortgage-Backed Bonds        24%        23%       +1%
U.S. Treasuries               7%         7%        0%
Foreign Corporate
Bonds (U.S.$)                 6%         6%        0%
Foreign Government
Bonds (U.S.$)                 1%         1%        0%
Equities                      0%         1%       -1%
Cash Equivalents              4%         5%       -1%

(3)  Net asset value is not adjusted for sales charge.

(4) See page 18 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the Citigroup Mortgage Index is calculated from 4/30/84. Indices are unmanaged, and individuals cannot invest directly in an index.

(5)  May not reflect the current portfolio composition.

(GRAPHIC)   High Yield Fund                            PORTFOLIO MANAGER
                                             (PHOTO)   Gary J. Pokrzywinski, CFA
                                                       WM Advisors, Inc.

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                        6-Month   1-Year   5-Year   Since Inception   Inception Date
                                        -------   ------   ------   ---------------   --------------
CLASS A SHARES     Net Asset Value(3)    8.23%    14.84%   11.00%         7.74%           4/8/98
                   With Sales Charge     3.34%     9.65%    9.99%         7.13%
CLASS B SHARES     Net Asset Value(3)    7.80%    13.95%   10.20%         7.10%           5/5/98
                   With Sales Charge     2.80%     8.94%    9.93%         7.10%
CLASS C SHARES     Net Asset Value(3)    7.81%    13.96%   10.17%        11.30%           3/1/02
                   With Sales Charge     6.81%    12.96%   10.17%        11.30%
CLASS R-1 SHARES   Net Asset Value(3)    7.27%    13.41%   10.18%         1.08%           3/1/06
CLASS R-2 SHARES   Net Asset Value(3)    6.82%    13.09%   10.34%         0.58%           3/1/06
Citigroup High Yield Market Index(4)     4.56%     8.61%    8.70%         5.27%

Average annual total returns(1, 2) (with sales charge for Class A, B, and C shares) as of 3/31/06:

Class A Shares: 7.47% (1-year), 9.61% (5-year), 6.98% (since inception)

Class B Shares: 6.64% (1-year), 9.53% (5-year), 6.96% (since inception)

Class C Shares: 10.66% (1-year), 9.80% (5-year), 11.11% (since inception)

Class R-1 Shares: 11.17% (1-year), 9.83% (5-year), -0.47% (since inception)

Class R-2 Shares: 11.42% (1-year), 10.10% (5-year), -0.47% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                            As of      As of
Asset Class                4/30/06   10/31/05   Change
-----------                -------   --------   ------
Domestic Corporate Bonds     83%        81%       +2%
Equities                      8%        10%       -2%
Foreign Government
   Bonds (Non-U.S.$)          3%         1%       +2%
U.S. Treasuries               2%         0%       +2%
Foreign Corporate
   Bonds (U.S.$)              1%         4%       -3%
Foreign Corporate
   Bonds (Non-U.S.$)          1%         1%        0%
Foreign Government
   Bonds (U.S.$)              1%         2%       -1%
Cash Equivalents              1%         1%        0%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C, R-1, and R-2 shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The High Yield Fund's performance between 1998 and 1999 and the Tax-Exempt Bond Fund's performance in 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Funds' expenses.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER                               Tax-Exempt Bond Fund   (GRAPHIC)
Thomas M. Byron               (PHOTO)
Van Kampen Asset Management

made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

High Yield Fund: Lower-rated securities are subject to additional credit and default risks. International investing involves increased risks due to currency fluctuations, political or social instability, and differences in accounting standards. REIT securities are subject to risk factors associated with the real estate industry and tax factors of REIT registration. Tax-Exempt Bond Fund: A portion of the Fund's income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax (AMT) for certain investors.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                                                     Since       Inception
                                                               6-Month   1-Year   5-Year   10-Year   Inception      Date
                                                               -------   ------   ------   -------   ---------   ---------
CLASS A SHARES                            Net Asset Value(3)     2.13%    2.74%    5.21%    5.19%      5.87%       1/3/77
                                          With Sales Charge     -2.44%   -1.90%    4.25%    4.71%      5.70%

CLASS B SHARES                            Net Asset Value(3)     1.75%    1.97%    4.43%    4.54%      4.86%      3/30/94
                                          With Sales Charge     -3.25%   -3.03%    4.09%    4.54%      4.86%

CLASS C SHARES                            Net Asset Value(3)     1.72%    1.93%    4.43%    4.38%      3.92%       3/1/02
                                          With Sales Charge      0.72%    0.93%    4.43%    4.38%      3.92%

Lehman Brothers Municipal Bond Index(4)                          1.56%    2.17%    5.39%    5.89%        --

Average annual total returns(1) (with sales charge) as of 3/31/06:

Class A Shares: -0.17% (1-year), 3.93% (5-year), 4.64% (10-year), 5.72% (since inception)

Class B Shares: -1.30% (1-year), 3.78% (5-year), 4.47% (10-year), 4.90% (since inception)

Class C Shares: 2.66% (1-year), 4.12% (5-year), 4.32% (10-year), 4.02% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                   As of      As of
Rating            4/30/06   10/31/05   Change
------            -------   --------   ------
Aaa                 61%        64%       -3%
Aa                  13%        15%       -2%
A                    7%         8%       -1%
Baa                 10%         8%       +2%
Ba or lower          3%         2%       +1%
Not Rated/Other      6%         3%       +3%

(4) See page 18 for definitions of indices. Returns shown for the indices assume reinvestment of all dividends and distributions. The since-inception return shown for the Citigroup High Yield Market Index is calculated from 3/31/98. Indices are unmanaged, and individuals cannot invest directly in an index.

(5) May not reflect the current portfolio composition. See page 18 for an explanation of bond ratings.

                                                     PORTFOLIO MANAGER
(GRAPHIC)   California Municipal Fund      (PHOTO)   Joseph A. Piraro
                                                     Van Kampen Asset Management

(GRAPHIC)

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. Your investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%,which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS (1, 2) AS OF APRIL 30, 2006

                                                                                                       Since     Inception
                                                               6-Month   1-Year   5-Year   10-Year   Inception      Date
                                                               -------   ------   ------   -------   ---------   ---------
CLASS A SHARES                            Net Asset Value(3)     2.09%    2.78%    5.26%    5.60%      6.19%      7/25/89
                                          With Sales Charge     -2.51%   -1.87%    4.30%    5.12%      5.90%

CLASS B SHARES                            Net Asset Value(3)     1.71%    2.01%    4.48%    4.97%      5.31%       7/1/94
                                          With Sales Charge     -3.29%   -2.99%    4.15%    4.97%      5.31%

CLASS C SHARES                            Net Asset Value(3)     1.70%    2.00%    4.48%    4.88%      3.84%       3/1/02
                                          With Sales Charge      0.70%    1.00%    4.48%    4.88%      3.84%

Lehman Brothers Municipal Bond Index(4)                          1.56%    2.17%    5.39%    5.89%      6.63%

Average annual total returns(1) (with sales charge) as of 3/31/06:

Class A Shares: -0.10% (1-year), 3.97% (5-year), 5.12% (10-year), 5.94% (since inception)

Class B Shares: -1.17% (1-year), 3.81% (5-year), 4.97% (10-year), 5.36% (since inception)

Class C Shares: 2.82% (1-year), 4.15% (5-year), 4.88% (10-year), 3.96% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

                   As of      As of
Rating            4/30/06   10/31/05   Change
------            -------   --------   ------
Aaa                 55%        65%      -10%
Aa                   1%         1%        0%
A                   11%        11%        0%
Baa                 23%        14%       +9%
Not Rated/Other     10%         9%       +1%

(1) Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. For Class C shares, performance for periods prior to inception is hypothetical, based on Class A share returns adjusted for the respective expenses of the share class. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The California Municipal Fund's performance between 1995 and 1999 and the California Insured Intermediate Municipal Fund's performance between 1995 and 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Funds' expenses.

(2)  Periods of less than one year are not annualized.

(3)  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER
Joseph A. Piraro                    California Insured Intermediate   (GRAPHIC)
Van Kampen Asset Management         Municipal Fund

(5-5-4-3-2-0%);Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise. A portion of the Funds' income may be subject to state and/or local taxes, and it may be subject to federal alternative minimum tax (AMT) for certain investors.

AVERAGE ANNUAL TOTAL RETURNS(1, 2) AS OF APRIL 30, 2006

                                                                                                       Since     Inception
                                                               6-Month   1-Year   5-Year   10-Year   Inception      Date
                                                               -------   ------   ------   -------   ---------   ---------
CLASS A SHARES                            Net Asset Value(3)     1.22%    1.08%    4.25%    4.73%      5.30%       4/4/94
                                          With Sales Charge     -3.32%   -3.47%    3.29%    4.24%      4.90%

CLASS B SHARES                            Net Asset Value(3)     0.84%    0.31%    3.46%    4.10%      4.68%       7/1/94
                                          With Sales Charge     -4.16%   -4.69%    3.11%    4.10%      4.68%

CLASS C SHARES                            Net Asset Value(3)     0.85%    0.33%    3.48%    4.03%      2.61%       3/1/02
                                          With Sales Charge     -0.16%   -0.67%    3.48%    4.03%      2.61%

Lehman Brothers Municipal Bond Index(4)                          1.56%    2.17%    5.39%    5.89%      6.16%

Average annual total returns(1) (with sales charge) as of 3/31/06:

Class A Shares: -1.86% (1-year), 3.03% (5-year), 4.24% (10-year), 4.94% (since inception)

Class B Shares: -3.04% (1-year), 2.85% (5-year), 4.09% (10-year), 4.72% (since inception)

Class C Shares: 0.97% (1-year), 3.23% (5-year), 4.02% (10-year), 2.70% (since inception)

PORTFOLIO COMPOSITION(5)

As of 4/30/06

                                   (PIE CHART)

             As of      As of
Rating      4/30/06   10/31/05   Change
------      -------   --------   ------
Aaa           88%        92%       -4%
Aa             1%         2%       -1%
A              1%         0%       +1%
Baa            8%         5%       +3%
Not Rated      2%         1%       +1%

(4) See page 18 for a definition of the index. Returns shown for the index assume reinvestment of all dividends and distributions. Since-inception returns shown for the index are calculated from 7/31/89 (California Municipal Fund) and 3/31/94 (California Insured Intermediate Municipal
     Fund). Indices are unmanaged, and individuals cannot invest directly in an index.

(5) May not reflect the current portfolio composition. See page 18 for an explanation of bond ratings.

(GRAPHIC)   Glossary

DEFINITIONS OF INDICES

CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX:

Measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities.

CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX:

Measures the performance of bonds, including U.S. and non-U.S.corporate securities and non-U.S. sovereign and provincial securities, with maturities between one and three years.

CITIGROUP HIGH YIELD MARKET INDEX:

Measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada.

CITIGROUP MORTGAGE INDEX:

Represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

LEHMAN BROTHERS AGGREGATE BOND INDEX:

A broad-based index intended to represent the U.S. fixed-income market.

LEHMAN BROTHERS MUNICIPAL BOND INDEX:

A total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX EX-USA:

A float-adjusted market-capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index consists of 48 developed and emerging market country indices.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australasia, and the Far East.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST (NAREIT) ALL REIT INDEX:

Reflects the aggregate performance of all publicly traded REITs that own, develop, and manage properties.

RUSSELL 1000(R) GROWTH INDEX:

Measures the performance of those Russell 1000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) GROWTH INDEX:

Measures the performance of those Russell 2000(R) Index securities with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX:

Measures the performance of those Russell 2000(R) Index securities with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000(R) INDEX:

Measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500:

A broad-based index intended to represent the U.S. equity market.

S&P 500/BARRA VALUE INDEX:

An index constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

S&P MIDCAP 400:

A weighted index of the common stocks of 400 mid-size companies.

DEFINITIONS OF TERMS

BOND RATINGS:

Provided by Moody's Investors Service (Moody's). If an issue is not rated by Moody's, its Standard & Poor's rating or Fitch rating is converted to the equivalent Moody's rating and incorporated (non-rated issues are not classified by these rating services). The ratings represent the company's opinion of the credit quality of securities and are intended to reflect the issuer's ability to pay back principal and interest.

Expense Information

WM GROUP OF FUNDS

As a shareholder of the REIT Fund, Equity Income Fund, Growth & Income Fund, West Coast Equity Fund, Mid Cap Stock Fund, Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, International Growth Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, High Yield Fund, Tax-Exempt Bond Fund, California Municipal Fund, or California Insured Intermediate Municipal Fund (collectively, the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares, and, if applicable, contingent deferred sales charges on redemption of shares and redemption fees and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005, to April 30, 2006.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses (rather than each Fund's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                         HYPOTHETICAL
                                   ACTUAL EXPENSES               (5% RETURN BEFORE EXPENSES)
                          ---------------------------------   ---------------------------------
                                                  EXPENSES                            EXPENSES
                          BEGINNING    ENDING   PAID DURING   BEGINNING    ENDING   PAID DURING
                           ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                            VALUE      VALUE      11/1/05-      VALUE      VALUE      11/1/05-    EXPENSE
                           11/1/05    4/30/06     4/30/06      11/1/05    4/30/06     4/30/06      RATIO
                          ---------   -------   -----------   ---------   -------   -----------   -------
REIT Fund
Class A ...............     $1,000     $1,145      $ 6.97       $1,000     $1,018      $ 6.56      1.31%
Class B ...............      1,000      1,140       11.20        1,000      1,014       10.54      2.11%
Class C ...............      1,000      1,141       10.62        1,000      1,015        9.99      2.00%
Class I ...............      1,000      1,148        4.58        1,000      1,021        4.31      0.86%
Class R-1 .............      1,000      1,016        9.55        1,000      1,015        9.54      1.91%
Class R-2 .............      1,000      1,016        8.30        1,000      1,017        8.30      1.66%

Equity Income Fund
Class A ...............     $1,000     $1,113      $ 4.61       $1,000     $1,020      $ 4.41      0.88%
Class B ...............      1,000      1,109        9.10        1,000      1,016        8.70      1.74%
Class C ...............      1,000      1,109        8.63        1,000      1,017        8.25      1.65%
Class I ...............      1,000      1,115        2.88        1,000      1,022        2.76      0.55%
Class R-1 .............      1,000      1,040        8.09        1,000      1,008        8.00      1.60%
Class R-2 .............      1,000      1,040        6.83        1,000      1,009        6.76      1.35%

Growth & Income Fund
Class A ...............     $1,000     $1,084      $ 4.49       $1,000     $1,020      $ 4.36      0.87%
Class B ...............      1,000      1,078        9.69        1,000      1,015        9.39      1.88%
Class C ...............      1,000      1,080        9.33        1,000      1,016        9.05      1.81%
Class I ...............      1,000      1,085        2.79        1,000      1,022        2.71      0.54%
Class R-1 .............      1,000      1,029        8.00        1,000      1,008        7.95      1.59%
Class R-2 .............      1,000      1,029        6.74        1,000      1,009        6.71      1.34%

WM GROUP OF FUNDS

                                                                                HYPOTHETICAL
                                           ACTUAL EXPENSES               (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------   ---------------------------------
                                                         EXPENSES                            EXPENSES
                                  BEGINNING   ENDING    PAID DURING   BEGINNING   ENDING    PAID DURING
                                   ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                                    VALUE      VALUE     11/1/05-       VALUE      VALUE     11/1/05-     EXPENSE
                                   11/1/05    4/30/06     4/30/06      11/1/05    4/30/06     4/30/06      RATIO
                                  ---------   -------   -----------   ---------   -------   -----------   -------
West Coast Equity Fund
Class A .......................     $1,000     $1,118      $ 4.57       $1,000     $1,020      $ 4.36      0.87%
Class B .......................      1,000      1,112        9.32        1,000      1,016        8.90      1.78%
Class C .......................      1,000      1,113        8.91        1,000      1,016        8.50      1.70%
Class I .......................      1,000      1,119        2.84        1,000      1,022        2.71      0.54%
Class R-1 .....................      1,000      1,023        7.97        1,000      1,008        7.95      1.59%
Class R-2 .....................      1,000      1,023        6.72        1,000      1,009        6.71      1.34%

Mid Cap Stock Fund
Class A .......................     $1,000     $1,144      $ 5.85       $1,000     $1,019      $ 5.51      1.10%
Class B .......................      1,000      1,139       10.87        1,000      1,015       10.24      2.05%
Class C .......................      1,000      1,140       10.29        1,000      1,015        9.69      1.94%
Class I .......................      1,000      1,146        4.20        1,000      1,021        3.96      0.79%
Class R-1 .....................      1,000      1,051        9.36        1,000      1,008        9.20      1.84%
Class R-2 .....................      1,000      1,051        8.09        1,000      1,008        7.95      1.59%

Growth Fund
Class A .......................     $1,000     $1,054      $ 6.47       $1,000     $1,018      $ 6.36      1.27%
Class B .......................      1,000      1,049       11.33        1,000      1,014       11.13      2.23%
Class C .......................      1,000      1,050       10.32        1,000      1,015       10.14      2.03%
Class I .......................      1,000      1,057        3.77        1,000      1,021        3.71      0.74%
Class R-1 .....................      1,000      1,002        8.89        1,000      1,008        8.95      1.79%
Class R-2 .....................      1,000      1,002        7.65        1,000      1,009        7.70      1.54%

Small Cap Value Fund
Class A .......................     $1,000     $1,112      $ 7.02       $1,000     $1,018      $ 6.71      1.34%
Class B .......................      1,000      1,108       11.81        1,000      1,014       11.28      2.26%
Class C .......................      1,000      1,109       10.88        1,000      1,014       10.39      2.08%
Class I .......................      1,000      1,116        4.72        1,000      1,020        4.51      0.90%
Class R-1 .....................      1,000      1,019        9.76        1,000      1,008        9.74      1.95%
Class R-2 .....................      1,000      1,019        8.51        1,000      1,008        8.50      1.70%

Small Cap Growth Fund
Class A .......................     $1,000     $1,149      $ 7.46       $1,000     $1,018      $ 7.00      1.40%
Class B .......................      1,000      1,143       13.44        1,000      1,012       12.62      2.53%
Class C .......................      1,000      1,145       11.49        1,000      1,014       10.79      2.16%
Class I .......................      1,000      1,152        4.96        1,000      1,020        4.66      0.93%
Class R-1 .....................      1,000      1,026        9.94        1,000      1,007        9.89      1.98%
Class R-2 .....................      1,000      1,026        8.69        1,000      1,008        8.65      1.73%

International Growth Fund
Class A .......................     $1,000     $1,218      $ 7.15       $1,000     $1,018      $ 6.51      1.30%
Class B .......................      1,000      1,211       12.88        1,000      1,013       11.73      2.35%
Class C .......................      1,000      1,213       11.47        1,000      1,014       10.44      2.09%
Class I .......................      1,000      1,220        5.06        1,000      1,020        4.61      0.92%
Class R-1 .....................      1,000      1,071       10.11        1,000      1,008        9.84      1.97%
Class R-2 .....................      1,000      1,071        8.83        1,000      1,008        8.60      1.72%

Short Term Income Fund
Class A .......................     $1,000     $1,014      $ 4.74       $1,000     $1,020      $ 4.76      0.95%
Class B .......................      1,000      1,010        8.42        1,000      1,016        8.45      1.69%
Class C .......................      1,000      1,010        8.32        1,000      1,017        8.35      1.67%
Class I .......................      1,000      1,016        2.75        1,000      1,022        2.76      0.55%
Class R-1 .....................      1,000        996        7.92        1,000      1,008        8.00      1.60%
Class R-2 .....................      1,000        996        6.68        1,000      1,009        6.76      1.35%

U.S. Government Securities Fund
Class A .......................     $1,000     $1,008      $ 4.48       $1,000     $1,020      $ 4.51      0.90%
Class B .......................      1,000      1,005        8.15        1,000      1,017        8.20      1.64%
Class C .......................      1,000      1,005        8.05        1,000      1,017        8.10      1.62%
Class I .......................      1,000      1,010        2.59        1,000      1,022        2.61      0.52%
Class R-1 .....................      1,000        984        7.72        1,000      1,009        7.85      1.57%
Class R-2 .....................      1,000        984        6.49        1,000      1,009        6.61      1.32%

Income Fund
Class A .......................     $1,000     $1,017      $ 4.45       $1,000     $1,020      $ 4.46      0.89%
Class B .......................      1,000      1,012        8.18        1,000      1,017        8.20      1.64%
Class C .......................      1,000      1,012        8.23        1,000      1,017        8.25      1.65%
Class I .......................      1,000      1,018        2.65        1,000      1,022        2.66      0.53%
Class R-1 .....................      1,000        984        7.77        1,000      1,008        7.90      1.58%
Class R-2 .....................      1,000        984        6.54        1,000      1,009        6.66      1.33%

WM GROUP OF FUNDS

                                                                                HYPOTHETICAL
                                           ACTUAL EXPENSES               (5% RETURN BEFORE EXPENSES)
                                  ---------------------------------   ---------------------------------
                                                         EXPENSES                            EXPENSES
                                  BEGINNING   ENDING    PAID DURING   BEGINNING   ENDING    PAID DURING
                                   ACCOUNT    ACCOUNT     PERIOD*      ACCOUNT    ACCOUNT     PERIOD*
                                    VALUE      VALUE     11/1/05-       VALUE      VALUE     11/1/05-     EXPENSE
                                   11/1/05    4/30/06     4/30/06      11/1/05    4/30/06     4/30/06      RATIO
                                  ---------   -------   -----------   ---------   -------   -----------   -------
High Yield Fund
Class A .......................     $1,000     $1,082      $4.65        $1,000     $1,020      $4.51       0.90%
Class B .......................      1,000      1,078       8.60         1,000      1,017       8.35       1.67%
Class C .......................      1,000      1,078       8.50         1,000      1,017       8.25       1.65%
Class I .......................      1,000      1,084       2.95         1,000      1,022       2.86       0.57%
Class R-1 .....................      1,000      1,011       8.08         1,000      1,008       8.10       1.62%
Class R-2 .....................      1,000      1,006       6.81         1,000      1,009       6.85       1.37%

Tax-Exempt Bond Fund
Class A .......................     $1,000     $1,021      $4.31        $1,000     $1,021      $4.31       0.86%
Class B .......................      1,000      1,018       8.05         1,000      1,017       8.05       1.61%
Class C .......................      1,000      1,017       8.25         1,000      1,017       8.25       1.65%

California Municipal Fund
Class A .......................     $1,000     $1,021      $4.21        $1,000     $1,021      $4.21       0.84%
Class B .......................      1,000      1,017       7.95         1,000      1,017       7.95       1.59%
Class C .......................      1,000      1,017       8.00         1,000      1,017       8.00       1.60%

California Insured Intermediate
Municipal Fund
Class A .......................     $1,000     $1,012      $4.29        $1,000     $1,021      $4.31       0.86%
Class B .......................      1,000      1,008       8.07         1,000      1,017       8.10       1.62%
Class C .......................      1,000      1,009       8.02         1,000      1,017       8.05       1.61%

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

Financial Statements:
Portfolio of Investments

REIT FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 86.4%
   DIVERSIFIED - 4.7%
     259,200   iStar Financial, Inc.** ...................           $     9,917
     122,200   Vornado Realty Trust ......................                11,687
                                                                     -----------
               Total Diversified .........................                21,604
                                                                     -----------
   HEALTH CARE - 7.2%
     394,300   Health Care Property Investors, Inc.** ....                10,812
      68,800   Health Care REIT, Inc.** ..................                 2,394
     265,200   Healthcare Realty Trust, Inc.** ...........                10,043
     439,000   Nationwide Health Properties, Inc.** ......                 9,447
                                                                     -----------
               Total Health Care .........................                32,696
                                                                     -----------
   INDUSTRIAL/OFFICE - 22.4%
      INDUSTRIAL - 6.4%
     183,200   AMB Property Corporation ..................                 9,158
     115,600   EastGroup Properties, Inc. ................                 5,164
     303,000   ProLogis ..................................                15,217
                                                                     -----------
                                                                          29,539
                                                                     -----------
   MIXED - 2.0%
     253,300   Duke Realty Corporation** .................                 8,967
                                                                     -----------
   OFFICE - 14.0%
     194,500   Alexandria Real Estate Equities, Inc. .....                17,621
     142,800   Boston Properties, Inc. ...................                12,605
     407,400   Corporate Office Properties Trust .........                16,907
     170,300   SL Green Realty Corporation** .............                16,860
                                                                     -----------
                                                                          63,993
                                                                     -----------
               Total Industrial/Office ...................               102,499
                                                                     -----------
   LODGING/RESORTS - 6.9%
     559,300   Equity Inns, Inc. .........................                 9,061
     209,700   Hospitality Properties Trust ..............                 9,038
     415,000   Host Hotels & Resorts Inc.** ..............                 8,723
     435,600   Winston Hotels, Inc.** ....................                 4,691
                                                                     -----------
               Total Lodging/Resorts .....................                31,513
                                                                     -----------
   MORTGAGE/FINANCIAL - 2.1%
     224,900   Redwood Trust, Inc.** .....................                 9,552
                                                                     -----------
   RESIDENTIAL - 10.9%
      APARTMENTS - 10.9%
     117,100   AvalonBay Communities, Inc. ...............                12,612
     381,100   Equity Residential ........................                17,100
      98,700   Mid-America Apartment Communities, Inc. ...                 5,231
     541,000   United Dominion Realty Trust, Inc.** ......                14,710
                                                                     -----------
               Total Residential .........................                49,653
                                                                     -----------
   RETAIL - 25.1%
      FREESTANDING - 1.7%
     367,800   Commercial Net Lease Realty, Inc.** .......                 7,742
                                                                     -----------
   REGIONAL MALLS - 10.7%
     332,500   General Growth Properties, Inc. ...........           $    15,611
     229,300   Macerich Company ..........................                16,789
     204,000   Simon Property Group, Inc. ................                16,704
                                                                     -----------
                                                                          49,104
                                                                     -----------
   SHOPPING CENTERS - 12.7%
     313,000   Developers Diversified Realty
                  Corporation** ..........................                16,652
     180,000   Equity One, Inc. ..........................                 4,136
     440,300   Kimco Realty Corporation ..................                16,348
     165,800   Pan Pacific Retail Properties, Inc. .......                11,049
     252,600   Weingarten Realty Investors** .............                 9,955
                                                                     -----------
                                                                          58,140
                                                                     -----------
               Total Retail ..............................               114,986
                                                                     -----------
   SELF STORAGE - 1.7%
     103,800   Public Storage, Inc.** ....................                 7,980
                                                                     -----------
   SPECIALTY - 5.4%
     263,200   Entertainment Properties Trust ............                10,757
     124,500   Global Signal, Inc. .......................                 6,188
     215,000   Plum Creek Timber Company, Inc. ...........                 7,804
                                                                     -----------
               Total Specialty ...........................                24,749
                                                                     -----------
               Total REITs
                  (Cost $252,601) ........................               395,232
                                                                     -----------
COMMON STOCKS - 5.6%
   CONSUMER DISCRETIONARY - 0.8%
      CONSUMER DURABLES & APPAREL - 0.8%
     127,566   D.R. Horton, Inc. .........................                 3,829
                                                                     -----------
   FINANCIALS - 4.8%
      BANKS - 1.6%
     181,000   Countrywide Financial Corporation .........                 7,359
                                                                     -----------
      DIVERSIFIED FINANCIALS - 0.7%
      54,000   St. Joe Company** .........................                 3,033
                                                                     -----------
      INSURANCE - 2.5%
     138,700   Fidelity National Financial, Inc.** .......                 5,823
     258,547   Fidelity National Title Group, Inc.,
                  Class A ................................                 5,600
                                                                     -----------
                                                                          11,423
                                                                     -----------
               Total Financials ..........................                21,815
                                                                     -----------
               Total Common Stocks
                  (Cost $21,380) .........................                25,644
                                                                     -----------
CANADIAN INCOME TRUSTS - 1.8%
   ENERGY - 1.8%
      98,300   Enerplus Resources Fund (F)** .............                 5,268
      87,100   Harvest Energy Trust (F)** ................                 2,679
                                                                     -----------
                                                                           7,947
                                                                     -----------
               Total Canadian Income Trusts
                  (Cost $6,734) ..........................                 7,947
                                                                     -----------


22                     See Notes to Financial Statements.

REIT FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
PREFERRED REAL ESTATE INVESTMENT
   TRUST (REIT) - 0.6%
   (Cost $2,613)
     115,100   Mills Corporation, Series E ...............           $     2,763
                                                                     -----------

 PRINCIPAL
  AMOUNT
  (000S)
----------
REPURCHASE AGREEMENT - 6.3%
   (Cost $28,811)
     $28,811   Agreement with Credit Suisse First Boston
               Corporation, 4.660% dated 04/28/2006, to be
               repurchased at $28,822,000 on 05/01/2006
               (collateralized by U.S. Treasury
               obligations, having various interest rates
               and maturities, market value
               $29,424,000) ..............................                28,811
                                                                     -----------
SHORT-TERM INVESTMENT - 9.6%
   (Cost $43,913)
      43,913   Mellon GSL DBT II
               Collateral Fund+ ..........................                43,913
                                                                     -----------
TOTAL INVESTMENTS (Cost $356,052*) .......................   110.3%      504,310
OTHER ASSETS (LIABILITIES) (NET) .........................   (10.3)      (47,013)
                                                             -----   -----------
NET ASSETS                                                   100.0%  $   457,297
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $42,824,000, representing 9.4% of the total net assets of the Fund (collateral value
     $43,913,000). (See Note 7 to Financial Statements.)

+ Represents investment purchased with cash collateral for securities loaned.

GLOSSARY OF TERMS

(F)  -- Foreign Shares


                 See Notes to Financial Statements.                           23

Portfolio of Investments

EQUITY INCOME FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 90.8%
   CONSUMER DISCRETIONARY - 4.4%
      AUTOMOBILES & COMPONENTS - 0.9%
     401,500   Johnson Controls, Inc. ....................           $    32,742
                                                                     -----------
      CONSUMER DURABLES & APPAREL - 0.7%
     283,000   NIKE Inc., Class B ........................                23,161
                                                                     -----------
      CONSUMER SERVICES - 1.5%
     689,000   Hilton Hotels Corporation .................                18,561
     961,200   McDonald's Corporation ....................                33,229
                                                                     -----------
                                                                          51,790
                                                                     -----------
      RETAILING - 1.3%
   1,351,600   Gap, Inc. .................................                24,450
     276,300   Nordstrom, Inc.** .........................                10,591
     336,100   Tiffany & Company .........................                11,727
                                                                     -----------
                                                                          46,768
                                                                     -----------
               Total Consumer Discretionary ..............               154,461
                                                                     -----------
      CONSUMER STAPLES - 7.2%
      FOOD & STAPLES RETAILING - 1.3%
     532,200   CVS Corporation ...........................                15,817
     981,700   Sysco Corporation** .......................                29,343
                                                                     -----------
                                                                          45,160
                                                                     -----------
      FOOD, BEVERAGE & TOBACCO - 3.3%
     906,600   Anheuser-Busch Companies, Inc. ............                40,416
     169,500   Cadbury Schweppes PLC, Sponsored ADR** ....                 6,773
     290,300   Coca-Cola Enterprises Inc. ................                 5,670
     396,300   Diageo PLC, Sponsored ADR** ...............                26,255
     661,700   Hershey Company ...........................                35,295
                                                                     -----------
                                                                         114,409
                                                                     -----------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
     257,700   Clorox Company ............................                16,539
     653,800   Colgate-Palmolive Company .................                38,653
     573,500   Procter & Gamble Company ..................                33,383
                                                                     -----------
                                                                          88,575
                                                                     -----------
               Total Consumer Staples ....................               248,144
                                                                     -----------
      ENERGY - 10.3%
     706,300   Baker Hughes Inc.** .......................                57,090
     240,500   BP PLC, Sponsored ADR .....................                17,730
     330,000   Chevron Corporation                                        20,137
     611,800   ConocoPhillips Company ....................                40,929
     149,400   Enterprise Products Partners LP** .........                 3,696
     695,000   GlobalSantaFe Corporation** ...............                42,541
      93,800   Kinder Morgan Energy Partners LP** ........                 4,355
     224,600   Kinder Morgan, Inc. .......................                19,769
     812,300   Marathon Oil Corporation ..................                64,464
     427,200   Peabody Energy Corporation ................                27,281
     415,600   Schlumberger Ltd. .........................                28,735
     465,768   Valero Energy Corporation .................                30,154
                                                                     -----------
               Total Energy ..............................               356,881
                                                                     -----------
      FINANCIALS - 25.9%
         BANKS - 6.2%
     901,096   Bank of America Corporation ...............           $    44,983
     571,300   Countrywide Financial Corporation .........                23,229
     410,700   Mellon Financial Corporation ..............                15,455
     821,700   North Fork Bancorporation, Inc. ...........                24,758
     344,300   PNC Financial Services Group, Inc. ........                24,607
     176,500   SunTrust Banks, Inc. ......................                13,649
     560,000   U.S. Bancorp ..............................                17,606
     744,000   Wells Fargo & Company .....................                51,105
                                                                     -----------
                                                                         215,392
                                                                     -----------
      DIVERSIFIED FINANCIALS - 9.6%
     629,200   Allied Capital Corporation** ..............                19,543
     180,000   Ameriprise Financial, Inc. ................                 8,827
     545,400   Bank of New York Company, Inc. ............                19,171
     178,600   Capital One Financial Corporation** .......                15,474
   1,035,333   Citigroup Inc. ............................                51,715
     262,500   Franklin Resources, Inc. ..................                24,444
     310,000   Freddie Mac ...............................                18,929
     270,600   Goldman Sachs Group, Inc.** ...............                43,375
     550,500   ING Groep N.V., Sponsored ADR .............                22,339
   1,054,700   JPMorgan Chase & Company                                   47,862
     535,900   Morgan Stanley ............................                34,458
     311,300   T. Rowe Price Group, Inc. .................                26,208
                                                                     -----------
                                                                         332,345
                                                                     -----------
      INSURANCE - 10.1%
     986,000   ACE Ltd.** ................................                54,762
     793,000   AFLAC Inc. ................................                37,699
     505,900   Allstate Corporation ......................                28,578
     816,100   American International Group, Inc.                         53,251
     276,800   Chubb Corporation .........................                14,266
     750,000   Fidelity National Financial, Inc. .........                31,485
     341,400   Hartford Financial Services Group, Inc. ...                31,385
     444,100   HCC Insurance Holdings, Inc.** ............                14,873
     240,200   Lincoln National Corporation ..............                13,951
     168,900   Loews Corporation .........................                17,929
     676,300   Marsh & McLennan Companies, Inc.** ........                20,742
     500,700   MetLife, Inc. .............................                26,087
      96,400   Prudential Financial, Inc. ................                 7,532
                                                                     -----------
                                                                         352,540
                                                                     -----------
               Total Financials ..........................               900,277
                                                                     -----------
   HEALTH CARE - 10.2%
      HEALTH CARE EQUIPMENT & SERVICES - 4.6%
     375,000   Becton, Dickinson & Company ...............                23,640
     292,400   Cardinal Health, Inc. .....................                19,693
     387,000   Caremark Rx, Inc.+ ........................                17,628
     253,300   Roche Holding Ltd., Sponsored ADR .........                19,419
     982,500   UnitedHealth Group Inc. ...................                48,869
     597,900   Wyeth .....................................                29,100
                                                                     -----------
                                                                         158,349
                                                                     -----------


24                     See Notes to Financial Statements.

EQUITY INCOME FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   HEALTH CARE (CONTINUED)
      PHARMACEUTICALS & BIOTECHNOLOGY - 5.6%
     410,900   Abbott Laboratories .......................           $    17,562
     324,500   AstraZeneca PLC, Sponsored ADR ............                17,890
     675,100   Bristol-Myers Squibb Company ..............                17,134
     285,300   Eli Lilly & Company .......................                15,098
     375,600   GlaxoSmithKline PLC, Sponsored ADR ........                21,364
     818,300   Johnson & Johnson .........................                47,961
   1,615,900   Pfizer Inc. ...............................                40,931
     896,700   Schering-Plough Corporation ...............                17,324
                                                                     -----------
                                                                         195,264
                                                                     -----------
               Total Health Care .........................               353,613
                                                                     -----------
   INDUSTRIALS - 12.6%
      CAPITAL GOODS - 9.8%
     674,000   3M Company ................................                57,580
     266,000   Boeing Company ............................                22,198
     490,600   Caterpillar Inc. ..........................                37,158
     776,300   Dover Corporation .........................                38,621
     270,500   Emerson Electric Company ..................                22,979
     121,200   General Dynamics Corporation ..............                 7,953
     966,200   General Electric Company ..................                33,421
     499,200   Honeywell International Inc. ..............                21,216
     716,700   ITT Industries, Inc. ......................                40,300
     329,500   Northrop Grumman Corporation** ............                22,043
     340,000   PACCAR Inc.** .............................                24,456
     185,000   Rockwell Automation, Inc. .................                13,405
                                                                     -----------
                                                                         341,330
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES - 0.6%
     555,000   Waste Management Inc. .....................                20,790
                                                                     -----------
      TRANSPORTATION - 2.2%
     361,800   Union Pacific Corporation .................                33,000
     527,700   United Parcel Service, Inc., Class B ......                42,781
                                                                     -----------
                                                                          75,781
                                                                     -----------
               Total Industrials .........................               437,901
                                                                     -----------
   INFORMATION TECHNOLOGY - 9.4%
      COMMUNICATIONS EQUIPMENT - 1.8%
     587,000   Harris Corporation** ......................                27,337
   1,553,200   Nokia Oyj, Sponsored ADR ..................                35,195
                                                                     -----------
                                                                          62,532
                                                                     -----------
      COMPUTERS & PERIPHERALS - 2.3%
     805,000   Hewlett-Packard Company ...................                26,138
     666,900   International Business Machines
                  Corporation ............................                54,913
                                                                     -----------
                                                                          81,051
                                                                     -----------
      IT SERVICES - 1.5%
     812,600   Automatic Data Processing, Inc. ...........           $    35,819
     295,400   First Data Corporation ....................                14,088
                                                                     -----------
                                                                          49,907
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT - 3.1%
   1,873,200   Applied Materials, Inc. ...................                33,624
     398,200   Linear Technology Corporation** ...........                14,136
     765,000   Microchip Technology Inc.** ...............                28,504
      40,800   Samsung Electronics Company Ltd., GDR++ ...                13,929
     499,800   Texas Instruments Inc. ....................                17,348
                                                                     -----------
                                                                         107,541
                                                                     -----------
      SOFTWARE - 0.7%
     989,300   Microsoft Corporation .....................                23,891
                                                                     -----------
               Total Information Technology ..............               324,922
                                                                     -----------
      MATERIALS - 3.5%
     282,600   Alcan Inc. (F)** ..........................                14,769
   1,179,000   Anglo American PLC, Unsponsored ADR .......                25,408
     550,000   Cemex SA de CV, Sponsored ADR .............                37,136
     418,300   PPG Industries, Inc. ......................                28,076
      80,800   Temple-Inland Inc. ........................                 3,752
     164,200   Weyerhaeuser Company ......................                11,571
                                                                     -----------
               Total Materials ...........................               120,712
                                                                     -----------
      TELECOMMUNICATION SERVICES - 6.3%
     957,500   Alltel Corporation ........................                61,634
   1,606,800   AT&T Inc.** ...............................                42,114
     407,400   BellSouth Corporation** ...................                13,762
     674,500   Sprint Nextel Corporation** ...............                16,728
   1,596,900   Verizon Communications Inc.** .............                52,746
   1,404,200   Vodafone Group PLC, Sponsored ADR .........                33,279
                                                                     -----------
               Total Telecommunication Services ..........               220,263
                                                                     -----------
      UTILITIES - 1.0%
     637,900   FPL Group, Inc.** .........................                25,261
     422,800   Xcel Energy, Inc.** .......................                 7,965
                                                                     -----------
               Total Utilities ...........................                33,226
                                                                     -----------
               Total Common Stocks
                  (Cost $2,623,278) ......................             3,150,400
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
     208,100   AMB Property Corporation ..................                10,403
     238,500   Archstone-Smith Trust .....................                11,658
     123,400   Developers Diversified Realty
                  Corporation ............................                 6,565
     131,000   Duke Realty Corporation** .................                 4,637
     398,000   Equity Residential** ......................                17,858
     119,600   General Growth Properties, Inc. ...........                 5,615
     275,400   Health Care Property Investors, Inc.** ....                 7,551
     918,700   Host Hotels & Resorts Inc.** ..............                19,311
     177,100   Kimco Realty Corporation** ................                 6,576
      81,000   Macerich Company ..........................                 5,931
     285,000   Plum Creek Timber Company, Inc. ...........                10,346


                       See Notes to Financial Statements.                     25

EQUITY INCOME FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
REAL ESTATE INVESTMENT TRUSTS (REITS)(CONTINUED)
     421,300   ProLogis ..................................           $    21,158
     124,100   Public Storage, Inc.** ....................                 9,541
     127,100   Simon Property Group, Inc.** ..............                10,407
     102,000   Vornado Realty Trust** ....................                 9,755
                                                                     -----------
               Total REITs
                  (Cost $109,118) ........................               157,312
                                                                     -----------

 PRINCIPAL
  AMOUNT
  (000S)
----------
CONVERTIBLE SECURITY - 0.3%
   (Cost $11,466)
      CONVERTIBLE BONDS AND NOTES - 0.3%
      (Cost $11,466)
$     11,650   Echostar Communications, Conv. Sub. Note,
                  5.750% due 05/15/2008 ..................                11,548
                                                                     -----------
FIXED-INCOME SECURITIES - 1.7%
   U.S. TREASURY NOTES - 1.3%
      30,000   3.000% due 12/31/2006 .....................                29,621
      15,000   4.250% due 11/15/2014 .....................                14,184
                                                                     -----------
               Total U.S. Treasury Notes
                  (Cost $44,972) .........................                43,805
                                                                     -----------
   CORPORATE BONDS AND NOTES - 0.4%
       1,250   American Home Products Corporation, Deb.,
                  7.250% due 03/01/2023 ..................                 1,362
       4,000   ERAC USA Finance Company, Note,
                  7.350% due 06/15/2008++ ................                 4,145
         500   Merrill Lynch & Company, Inc., Note,
                  6.375% due 10/15/2008 ..................                   513
       4,000   TELUS Corporation, Note,
                  8.000% due 06/01/2011 ..................                 4,395
       2,000   Texas-New Mexico Power Company, Sr. Note,
                  6.250% due 01/15/2009 ..................                 2,018
       1,000   Westinghouse Electric Corporation, Deb.,
                  7.875% due 09/01/2023 ..................                 1,055
                                                                     -----------
               Total Corporate Bonds and Notes
                  (Cost $12,844) .........................                13,488
                                                                     -----------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      SECURITIES - 0.0%
      FEDERAL HOME LOAN MORTGAGE
         CORPORATION (FHLMC) - 0.0%
         211   6.500% due 09/01/2030 .....................                   215
         103   7.000% due 09/01/2030 .....................                   106
                                                                     -----------
               Total U.S. Government Agency Mortgage-
                  Backed Securities
                  (Cost $305) ............................                   321
                                                                     -----------
   COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.0%
      (Cost $250)
         249   Reilly Mortgage FHA, Series 1982,
                  (Partial default),
                  7.430% due 08/01/2022 ..................                   249@
                                                                     -----------
               Total Fixed-Income Securities
                  (Cost $58,371) .........................                57,863
                                                                     -----------

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
WARRANTS - 0.0%
(Cost $0)
       4,500   V2 Music Holdings PLC,
                  Expires 05/07/2008+,++ .................           $         0
                                                                     -----------

 PRINCIPAL
  AMOUNT
  (000S)
----------
   REPURCHASE AGREEMENT - 2.3%
      (Cost $79,492)
$     79,492   Agreement with Credit Suisse First Boston
               Corporation, 4.660% dated 04/28/2006, to be
               repurchased at 79,523,000 on 05/01/2006
               (collateralized by U.S. Treasury
               obligations having various interest rates
               and maturities, market value
               $81,182,000) ..............................                79,492
                                                                     -----------
   SHORT-TERM INVESTMENT - 5.8%
      (Cost $200,715)
     200,715   Mellon GSLDBT II
                  Collateral Fund+++ .....................               200,715
                                                                     -----------
TOTAL INVESTMENTS (Cost $3,082,440*) .....................   105.4%    3,657,330
OTHER ASSETS (LIABILITIES) (NET) .........................    (5.4)     (188,418)
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $ 3,468,912
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $194,406,000, representing 5.6% of the total net assets of the Fund (collateral value $200,715,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++  Represents investment purchased with cash collateral for securities loaned.

@ Represents fair value as determined in good faith under the direction of the Board of Trustees.

                               GLOSSARY OF TERMS

ADR -- American Depositary Receipt

(F) -- Foreign Shares

FHA -- Federal Housing Authority

GDR -- Global Depositary Receipt


26                     See Notes to Financial Statements.

Portfolio of Investments

GROWTH & INCOME FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 96.8%
   CONSUMER DISCRETIONARY - 6.5%
      CONSUMER SERVICES - 2.3%
   1,151,000   Carnival Corporation** ....................           $    53,890
                                                                     -----------
      MEDIA - 3.0%
     699,500   CBS Corporation, Class B ..................                17,816
   1,072,999   Comcast Corporation, Class A+** ...........                33,209
     514,500   Viacom Inc., Class B+ .....................                20,493
                                                                     -----------
                                                                          71,518
                                                                     -----------
      RETAILING - 1.2%
     484,000   Kohl's Corporation+ .......................                27,026
                                                                     -----------
               Total Consumer Discretionary ..............               152,434
                                                                     -----------
   CONSUMER STAPLES - 8.3%
      FOOD & STAPLES RETAILING - 3.5%
     512,000   Costco Wholesale Corporation ..............                27,868
   1,157,800   Kroger Company ............................                23,457
     695,000   Wal-Mart Stores, Inc. .....................                31,296
                                                                     -----------
                                                                          82,621
                                                                     -----------
      FOOD, BEVERAGE & TOBACCO - 3.1%
     510,100   Hershey Company ...........................                27,209
     793,000   PepsiCo, Inc. .............................                46,184
                                                                     -----------
                                                                          73,393
                                                                     -----------
      HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
     677,000   Procter & Gamble Company ..................                39,408
                                                                     -----------
               Total Consumer Staples ....................               195,422
                                                                     -----------
   ENERGY - 11.8%
     617,000   BP PLC, Sponsored ADR .....................                45,485
     595,000   ENSCO International Inc. ..................                31,827
     852,000   ExxonMobil Corporation ....................                53,744
   1,127,000   GlobalSantaFe Corporation** ...............                68,984
     318,000   National-Oilwell Varco Inc.+** ............                21,932
     806,000   Schlumberger Ltd. .........................                55,727
                                                                     -----------
               Total Energy ..............................               277,699
                                                                     -----------
   FINANCIALS - 22.4%
      BANKS - 7.1%
   1,448,000   Bank of America Corporation ...............                72,284
     764,000   Wachovia Corporation ......................                45,726
     719,000   Wells Fargo & Company .....................                49,388
                                                                     -----------
                                                                         167,398
                                                                     -----------
      DIVERSIFIED FINANCIALS - 7.3%
   1,135,000   Citigroup Inc. ............................                56,693
     755,000   Freddie Mac ...............................                46,100
   1,481,000   JPMorgan Chase & Company ..................                67,208
                                                                     -----------
                                                                         170,001
                                                                     -----------
      INSURANCE - 8.0%
     984,800   ACE Ltd. ..................................           $    54,696
   1,063,000   Allstate Corporation ......................                60,049
     594,000   American International Group, Inc. ........                38,758
     319,000   Fidelity National Financial, Inc. .........                13,392
     231,000   Hartford Financial Services Group, Inc. ...                21,236
                                                                     -----------
                                                                         188,131
                                                                     -----------
               Total Financials ..........................               525,530
                                                                     -----------
   HEALTH CARE - 13.9%
      HEALTH CARE EQUIPMENT & SERVICES - 6.9%
     601,000   Baxter International Inc. .................                22,658
     172,000   Becton, Dickinson & Company ...............                10,843
     560,000   Cardinal Health, Inc. .....................                37,716
     943,000   Medtronic, Inc.** .........................                47,263
     458,300   Omnicare, Inc.** ..........................                25,990
     263,000   WellPoint Inc.+ ...........................                18,673
                                                                     -----------
                                                                         163,143
                                                                     -----------
      PHARMACEUTICALS & BIOTECHNOLOGY - 7.0%
     551,000   Bristol-Myers Squibb Company** ............                13,984
     714,000   Johnson & Johnson .........................                41,848
   1,270,000   Pfizer Inc. ...............................                32,169
   1,463,000   Teva Pharmaceutical Industries Ltd.,
                  Sponsored ADR** ........................                59,251
     352,000   Wyeth .....................................                17,132
                                                                     -----------
                                                                         164,384
                                                                     -----------
               Total Health Care .........................               327,527
                                                                     -----------
   INDUSTRIALS - 13.0%
      CAPITAL GOODS - 11.8%
     484,000   Boeing Company ............................                40,390
     346,000   Caterpillar Inc. ..........................                26,206
   1,887,000   General Electric Company ..................                65,271
   1,327,000   Honeywell International Inc. ..............                56,397
     529,000   Lockheed Martin Corporation** .............                40,151
     221,000   Rockwell Automation, Inc.** ...............                16,014
   1,274,000   Tyco International Ltd. ...................                33,570
                                                                     -----------
                                                                         277,999
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES - 0.5%
     329,000   Waste Management Inc. .....................                12,325
                                                                     -----------
      TRANSPORTATION - 0.7%
     658,000   AMR Corporation+** ........................                16,213
                                                                     -----------
               Total Industrials .........................               306,537
                                                                     -----------
   INFORMATION TECHNOLOGY - 13.3%
      COMMUNICATIONS EQUIPMENT - 2.4%
   2,020,000   Motorola, Inc. ............................                43,127
     252,000   QUALCOMM Inc. .............................                12,938
                                                                     -----------
                                                                          56,065
                                                                     -----------


                       See Notes to Financial Statements.                     27

GROWTH & INCOME FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      COMPUTERS & PERIPHERALS - 4.3%

     180,000   Apple Computer, Inc.+ .....................           $    12,670
   1,451,000   Hewlett-Packard Company ...................                47,114
     517,000   International Business Machines
                  Corporation ............................                42,570
                                                                     -----------
                                                                         102,354
                                                                     -----------
      IT SERVICES - 2.3%
   1,133,000   First Data Corporation ....................                54,033
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT - 1.7%
   1,222,000   Intel Corporation .........................                24,415
     437,000   Microchip Technology Inc. .................                16,283
                                                                     -----------
                                                                          40,698
                                                                     -----------
         SOFTWARE - 2.6%
     410,000   Autodesk, Inc.+ ...........................                17,236
   1,798,000   Microsoft Corporation .....................                43,422
                                                                     -----------
                                                                          60,658
                                                                     -----------
               Total Information Technology ..............               313,808
                                                                     -----------
      MATERIALS - 3.0%
   1,231,000   Alcoa Inc. ................................                41,583
     525,000   Anglo American PLC, Unsponsored ADR .......                11,314
     387,000   E.I. du Pont de Nemours & Company** .......                17,067
                                                                     -----------
               Total Materials ...........................                69,964
                                                                     -----------
      TELECOMMUNICATION SERVICES - 2.1%
   1,160,000   AT&T Inc. .................................                30,404
     546,000   Verizon Communications Inc. ...............                18,034
                                                                     -----------
               Total Telecommunication Services ..........                48,438
                                                                     -----------
      UTILITIES - 2.5%
     874,000   FPL Group, Inc.** .........................                34,610
     616,000   Pinnacle West Capital Corporation .........                24,702
                                                                     -----------
               Total Utilities ...........................                59,312
                                                                     -----------
               Total Common Stocks
                  (Cost $1,688,705) ......................             2,276,671
                                                                     -----------

 PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
----------                                                           -----------
REPURCHASE AGREEMENT - 2.5%
   (Cost $57,890)
$     57,890   Agreement with Credit Suisse First Boston
               Corporation, 4.660% dated 04/28/2006,
               to be repurchased at $57,912,000 on
               05/01/2006 (collateralized by U.S.
               Treasury obligations, having various
               interest rates and maturities.
               market value $59,121,000) .................           $    57,890
                                                                     -----------
SHORT-TERM INVESTMENT - 6.4%
   (Cost $150,151)
     150,151   Mellon GSL DBT II Collateral Fund++ .......               150,151
                                                                     -----------
TOTAL INVESTMENTS (Cost $1,896,746*) .....................   105.7%    2,484,712
OTHER ASSETS (LIABILITIES) (NET) .........................    (5.7)     (133,357)
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $ 2,351,355
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $146,454,000 representing 6.2% of the total net assets of the Fund (collateral value $150,151,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++   Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR -- American Depositary Receipt


28                     See Notes to Financial Statements.

Portfolio of Investments

WEST COAST EQUITY FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 93.8%
   CONSUMER DISCRETIONARY - 12.1%
      AUTOMOBILES & COMPONENTS - 1.7%
     799,000   Monaco Coach Corporation** ................           $    11,122
     174,700   Toyota Motor Corporation, Sponsored ADR ...                20,463
                                                                     -----------
                                                                          31,585
                                                                     -----------
      CONSUMER DURABLES & APPAREL - 1.8%
     128,700   Columbia Sportswear Company+** ............                 6,549
     112,700   KB Home** .................................                 6,939
     266,400   Mattel, Inc. ..............................                 4,310
     208,000   NIKE Inc., Class B ........................                17,023
                                                                     -----------
                                                                          34,821
                                                                     -----------
      CONSUMER SERVICES - 3.8%
     131,315   Ambassadors Group, Inc. ...................                 3,506
     763,300   Hilton Hotels Corporation** ...............                20,563
   1,253,785   Red Lion Hotels Corporation+*** ...........                15,046
     892,700   Starbucks Corporation+** ..................                33,271
                                                                     -----------
                                                                          72,386
                                                                     -----------
      MEDIA - 4.2%
     278,700   Getty Images, Inc.+** .....................                17,839
     124,300   Knight-Ridder, Inc.** .....................                 7,707
     201,000   McClatchy Company, Class A** ..............                 9,085
      25,700   Pixar+ ....................................                 1,652
     753,700   Univision Communications Inc., Class
                  A+** ...................................                26,899
     581,400   Walt Disney Company** .....................                16,256
                                                                     -----------
                                                                          79,438
                                                                     -----------
      RETAILING - 0.6%
     144,500   Blue Nile, Inc.+** ........................                 5,028
     178,450   Building Materials Holding Corporation** ..                 5,964
      25,300   Nordstrom, Inc.** .........................                   970
                                                                     -----------
                                                                          11,962
                                                                     -----------
               Total Consumer Discretionary ...............              230,192
                                                                     -----------
   CONSUMER STAPLES - 5.5%
      FOOD & STAPLES RETAILING - 1.9%
     556,940   Costco Wholesale Corporation** ............                30,314
     339,600   Kroger Company ............................                 6,880
                                                                     -----------
                                                                          37,194
                                                                     -----------
      FOOD, BEVERAGE & TOBACCO - 0.8%
      94,300   Archer Daniels Midland Company ............                 3,427
     199,000   PepsiCo, Inc. .............................                11,590
                                                                     -----------
                                                                          15,017
                                                                     -----------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
     113,700   Central Garden & Pet Company+ .............                 5,601
     288,030   Clorox Company ............................                18,486
      89,000   Colgate-Palmolive Company .................                 5,262
     223,000   Estee Lauder Companies Inc., Class A** ....                 8,278
     260,000   Procter & Gamble Company ..................           $    15,134
                                                                     -----------
                                                                          52,761
                                                                     -----------
               Total Consumer Staples.....................               104,972
                                                                     -----------
      ENERGY - 7.5%
     247,000   Apache Corporation** ......................                17,547
     131,000   Berry Petroleum Company, Class A ..........                 9,654
      78,000   CARBO Ceramics Inc. .......................                 4,518
     669,826   Chevron Corporation .......................                40,873
     157,100   ExxonMobil Corporation ....................                 9,910
     907,200   Nabors Industries Ltd. (F)+ ...............                33,866
     254,700   Occidental Petroleum Corporation** ........                26,168
                                                                     -----------
               Total Energy ..............................               142,536
                                                                     -----------
   FINANCIALS - 16.8%
      BANKS - 10.8%
     529,800   Bank of America Corporation ...............                26,448
     329,900   Banner Corporation ........................                12,332
     179,700   City National Corporation .................                13,111
     197,000   Countrywide Financial Corporation** .......                 8,010
     489,000   East West Bancorp, Inc. ...................                19,399
     323,000   Greater Bay Bancorp** .....................                 8,921
      92,833   Pacific Capital Bancorp ...................                 3,114
     915,600   U.S. Bancorp ..............................                28,786
     208,400   UCBH Holdings, Inc.** .....................                 3,686
      40,000   UnionBanCal Corporation ...................                 2,804
      78,240   United PanAm Financial Corporation+ .......                 2,346
     938,755   Washington Federal, Inc.** ................                22,455
     811,416   Wells Fargo & Company** ...................                55,736
                                                                     -----------
                                                                         207,148
                                                                     -----------
      DIVERSIFIED FINANCIALS - 4.4%
   1,451,700   Charles Schwab Corporation ................                25,985
     467,300   Citigroup Inc. ............................                23,342
     332,500   Franklin Resources, Inc. ..................                30,962
      46,432   Piper Jaffray Companies, Inc.+ ............                 3,246
                                                                     -----------
                                                                          83,535
                                                                     -----------
      INSURANCE - 1.6%
      74,004   Safeco Corporation ........................                 3,841
     529,730   StanCorp Financial Group, Inc. ............                26,137
                                                                     -----------
                                                                          29,978
                                                                     -----------
               Total Financials ..........................               320,661
                                                                     -----------
   HEALTH CARE - 15.5%
      HEALTH CARE EQUIPMENT & SERVICES - 7.5%
      71,000   Affymetrix, Inc.+** .......................                 2,034
     235,700   AMN Healthcare Services, Inc.+ ............                 4,530
     237,800   Applera Corporation-Applied Biosystems
                  Group ..................................                 6,858
      27,000   C.R. Bard, Inc. ...........................                 2,010
     184,000   Caremark Rx, Inc.+ ........................                 8,381
      12,300   Cooper Companies, Inc.** ..................                   674
     238,500   DaVita, Inc.+ .............................                13,418


                       See Notes to Financial Statements.                     29

WEST COAST EQUITY FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   HEALTH CARE (CONTINUED)
      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
      84,460   Health Net, Inc.+ .........................           $     3,438
     152,700   McKesson Corporation ......................                 7,420
      57,400   Mentor Corporation ........................                 2,487
     935,400   OraSure Technologies, Inc.+** .............                10,037
     285,000   ResMed Inc.+ ..............................                12,298
     675,363   SonoSite, Inc.+** .........................                25,495
      65,700   Stryker Corporation .......................                 2,874
      92,300   Sybron Dental Specialties, Inc.+ ..........                 4,342
     404,000   Varian Medical Systems, Inc.+** ...........                21,162
     318,000   VCA Antech, Inc.+** .......................                 9,887
      93,600   Zimmer Holdings, Inc.+** ..................                 5,887
                                                                     -----------
                                                                         143,232
                                                                     -----------
      PHARMACEUTICALS & BIOTECHNOLOGY - 8.0%
     267,750   Abbott Laboratories .......................                11,444
     259,825   Allergan, Inc.** ..........................                26,689
     366,839   Amgen, Inc.+** ............................                24,835
     109,300   Amylin Pharmaceuticals, Inc.+** ...........                 4,760
     266,137   CV Therapeutics, Inc.+** ..................                 5,283
     429,400   Dendreon Corporation+** ...................                 1,748
     144,225   Eden Bioscience Corporation+ ..............                   340
     244,000   Genentech, Inc.+ ..........................                19,449
      27,300   Gilead Sciences, Inc.+ ....................                 1,570
     267,120   ICOS Corporation+** .......................                 5,858
     284,700   Johnson & Johnson .........................                16,686
     112,300   Martek Biosciences Corporation+** .........                 3,335
     104,000   Neurocrine Biosciences, Inc.+** ...........                 5,966
     577,700   Pfizer Inc. ...............................                14,633
     387,300   Watson Pharmaceuticals, Inc.+** ...........                11,015
                                                                     -----------
                                                                         153,611
                                                                     -----------
               Total Health Care .........................               296,843
                                                                     -----------
   INDUSTRIALS - 15.5%
      CAPITAL GOODS - 11.1%
     514,533   Boeing Company ............................                42,938
     183,000   Cascade Corporation .......................                 7,594
      12,600   Ceradyne, Inc.+ ...........................                   668
     297,730   Dionex Corporation+ .......................                17,899
     341,530   Electro Scientific Industries, Inc.+ ......                 6,841
      71,060   Granite Construction Inc. .................                 3,294
     424,400   Greenbrier Companies, Inc. ................                17,040
     327,000   Jacobs Engineering Group Inc.+ ............                27,043
     309,000   Northrop Grumman Corporation** ............                20,672
     509,787   PACCAR Inc.** .............................                36,669
     230,000   Precision Castparts Corporation ...........                14,485
     440,700   Simpson Manufacturing Company, Inc. .......                17,624
                                                                     -----------
                                                                         212,767
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES - 1.5%
      48,000   Avery Dennison Corporation** ..............           $     3,000
     249,000   Copart, Inc.+ .............................                 6,686
     391,000   Robert Half International Inc.** ..........                16,528
      47,700   Waste Connections, Inc.+ ..................                 1,836
                                                                     -----------
                                                                          28,050
                                                                     -----------
      TRANSPORTATION - 2.9%
     445,010   Alaska Air Group, Inc.+ ...................                16,893
     546,900   Cathay Pacific Airways Ltd., Sponsored
                  ADR ....................................                 4,884
     389,720   Expeditors International of Washington,
                  Inc.** .................................                33,364
                                                                     -----------
                                                                          55,141
                                                                     -----------
               Total Industrials .........................               295,958
                                                                     -----------
   INFORMATION TECHNOLOGY - 16.7%
      COMMUNICATIONS EQUIPMENT - 1.6%
   1,085,600   Cisco Systems, Inc.+ ......................                22,743
     133,000   Polycom, Inc.+** ..........................                 2,926
      81,300   QUALCOMM Inc. .............................                 4,174
                                                                     -----------
                                                                          29,843
                                                                     -----------
      COMPUTERS & PERIPHERALS - 2.2%
   1,123,700   Advanced Digital Information
                  Corporation+ ...........................                 9,540
      57,450   Apple Computer, Inc.+ .....................                 4,044
     598,000   Hewlett-Packard Company ...................                19,417
     136,000   InFocus Corporation+ ......................                   662
     104,900   Intermec Inc.+ ............................                 2,779
      27,000   Network Appliance, Inc.+** ................                 1,001
     209,200   QLogic Corporation+ .......................                 4,354
                                                                     -----------
                                                                          41,797
                                                                     -----------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
     494,000   Tektronix, Inc.** .........................                17,448
     113,530   Trimble Navigation Ltd.+** ................                 5,379
                                                                     -----------
                                                                          22,827
                                                                     -----------
      INTERNET SOFTWARE & SERVICES - 1.9%
   2,510,261   Art Technology Group, Inc.+ ...............                 7,129
      26,650   Google Inc., Class A+ .....................                11,138
     564,700   WatchGuard Technologies, Inc.+ ............                 2,937
     215,000   WebEx Communications, Inc.+ ...............                 7,600
     216,700   Yahoo! Inc.+** ............................                 7,104
                                                                     -----------
                                                                          35,908
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
     323,700   Applied Materials, Inc. ...................                 5,810
     217,896   Credence Systems Corporation+ .............                 1,545
      37,500   Exar Corporation+ .........................                   543
     355,925   FEI Company+ ..............................                 7,738
     895,700   Intel Corporation** .......................                17,896
      66,000   International Rectifier Corporation+** ....                 2,983
     111,600   KLA-Tencor Corporation** ..................                 5,375


30                     See Notes to Financial Statements.

WEST COAST EQUITY FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
     701,080   Lattice Semiconductor Corporation+ ........           $     4,662
     464,400   LSI Logic Corporation+ ....................                 4,946
      54,000   Maxim Integrated Products, Inc.** .........                 1,904
     136,400   Novellus Systems, Inc.+** .................                 3,369
      60,600   NVIDIA Corporation+ .......................                 1,771
     932,100   Pixelworks, Inc.+ .........................                 3,682
                                                                     -----------
                                                                          62,224
                                                                     -----------
      SOFTWARE - 6.6%
     779,600   Actuate Corporation+ ......................                 3,282
     652,000   Adobe Systems Inc.+ .......................                25,558
     141,000   Electronic Arts Inc.+** ...................                 8,009
     373,050   Fair Isaac Corporation ....................                13,844
      94,000   Mentor Graphics Corporation+ ..............                 1,234
   1,869,378   Microsoft Corporation .....................                45,146
     575,100   Quest Software, Inc.+** ...................                 9,898
     408,508   RadiSys Corporation+ ......................                 8,644
     243,200   SupportSoft, Inc.+ ........................                 1,111
     248,600   Sybase, Inc.+ .............................                 5,412
     195,178   Symantec Corporation+ .....................                 3,197
      12,200   Websense, Inc.+ ...........................                   303
                                                                     -----------
                                                                         125,638
                                                                     -----------
               Total Information Technology ..............               318,237
                                                                     -----------
   MATERIALS - 3.9%
      52,300   Cemex SA de CV, Sponsored ADR .............                 3,531
     402,330   Oregon Steel Mills, Inc.+** ...............                19,927
     529,540   Schnitzer Steel Industries, Inc.,
                  Class A ................................                20,827
     134,461   Symyx Technologies, Inc.+ .................                 3,920
     379,000   Weyerhaeuser Company ......................                26,708
                                                                     -----------
               Total Materials ...........................                74,913
                                                                     -----------
   UTILITIES - 0.3%
     111,000   Sempra Energy .............................                 5,108
                                                                     -----------
               Total Common Stocks
                  (Cost $1,202,629) ......................             1,789,420
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
     358,700   AMB Property Corporation ..................                17,931
     100,000   Essex Property Trust, Inc. ................                10,910
     322,485   Health Care Property Investors, Inc.** ....                 8,843
      46,400   Nationwide Health Properties, Inc.** ......                   999
     530,000   Plum Creek Timber Company, Inc. ...........                19,239
                                                                     -----------
               Total REITs
                  (Cost $45,115) .........................                57,922

  PRINCIPAL
    AMOUNT                                                              VALUE
    (000S)                                                              (000S)
------------                                                         -----------
REPURCHASE AGREEMENT - 3.1%
   (Cost $59,149)
$     59,149   Agreement with Credit Suisse First Boston
                  Corporation, 4.660% dated 04/28/2006 to
                  be repurchased at $59,172,000 on
                  05/01/2006 (collateralized by U.S.
                  Treasury obligations, having various
                  interest rates and maturities, market
                  value $60,407,000) .....................           $    59,149
                                                                     -----------
SHORT-TERM INVESTMENT - 10.3%
   (Cost $195,406)
     195,406   Mellon GSL DBT II
                  Collateral Fund++ ......................               195,406
                                                                     -----------
TOTAL INVESTMENTS (Cost $1,502,299*) .....................   110.2%    2,101,897
OTHER ASSETS (LIABILITIES) (NET) .........................   (10.2)    (194,732)
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $ 1,907,165
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $189,267,000, representing 9.9% of the total net assets of the Fund (collateral value $195,406,000). (See Note 7 to Financial Statements.)

*** Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the com-
     pany). Total cost of such securities is $10,619,000 and the total value is $15,046,000 or 0.8% of the total net assets of the Fund (See Note 12 to Financial Statements).

+    Non-income producing security.

++   Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

ADR -- American Depositary Receipt
(F) -- Foreign Shares


                       See Notes to Financial Statements.                     31

Portfolio of Investments

MID CAP STOCK FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 91.4%
   CONSUMER DISCRETIONARY - 13.1%
      AUTOMOBILES & COMPONENTS - 2.3%
     284,300   Magna International Inc., Class A(F)** ....           $    22,303
                                                                     -----------
      CONSUMER DURABLES & APPAREL - 2.5%
     256,500   Jones Apparel Group, Inc. .................                 8,811
     952,400   Mattel, Inc. ..............................                15,410
                                                                     -----------
                                                                          24,221
                                                                     -----------
      CONSUMER SERVICES - 2.2%
     179,500   Papa John's International, Inc.+ ..........                 5,999
     301,200   Yum! Brands, Inc. .........................                15,566
                                                                     -----------
                                                                          21,565
                                                                     -----------
      RETAILING - 6.1%
     377,500   Aaron Rents, Inc. .........................                10,140
     477,600   Nordstrom, Inc.** .........................                18,306
     486,700   Tiffany & Company .........................                16,981
     264,800   Weight Watchers International, Inc. .......                13,068
                                                                     -----------
                                                                          58,495
                                                                     -----------
               Total Consumer Discretionary ..............               126,584
                                                                     -----------
   CONSUMER STAPLES - 1.4%
      FOOD, BEVERAGE & TOBACCO - 0.8%
      91,550   Dean Foods Company+ .......................                 3,626
     100,800   J.M. Smucker Company ......................                 3,958
                                                                     -----------
                                                                           7,584
                                                                     -----------
      HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
     153,800   Estee Lauder Companies Inc., Class A** ....                 5,709
                                                                     -----------
               Total Consumer Staples ....................                13,293
                                                                     -----------
   ENERGY - 8.0%
     274,100   Cimarex Energy Company ....................                11,773
     509,800   Nabors Industries Ltd. (F)+ ...............                19,031
     406,500   Noble Energy, Inc. ........................                18,284
     130,200   Tesoro Corporation ........................                 9,104
     326,000   Tidewater Inc.** ..........................                18,986
                                                                     -----------
               Total Energy ..............................                77,178
                                                                     -----------
   FINANCIALS - 19.1%
      BANKS - 5.1%
     304,511   North Fork Bancorporation, Inc. ...........                 9,175
     756,100   TCF Financial Corporation** ...............                20,309
     809,050   Washington Federal, Inc. ..................                19,352
                                                                     -----------
                                                                          48,836
                                                                     -----------
      DIVERSIFIED FINANCIALS - 3.6%
     357,000   A.G. Edwards, Inc.** ......................                18,864
     195,400   Ambac Financial Group, Inc. ...............                16,093
                                                                     -----------
                                                                          34,957
                                                                     -----------
   INSURANCE - 10.4%
     918,800   Fidelity National Financial, Inc.** .......           $    38,571
     807,800   HCC Insurance Holdings, Inc.** ............                27,053
     369,700   Max Re Capital Ltd. (F) ...................                 9,058
     234,400   MGIC Investment Corporation** .............                16,572
     212,000   PMI Group, Inc.**. ........................                 9,784
                                                                     -----------
                                                                         101,038
                                                                     -----------
               Total Financials ..........................               184,831
                                                                     -----------
HEALTH CARE - 11.2%
   HEALTH CARE EQUIPMENT & SERVICES - 9.7%
     159,100   AmerisourceBergen Corporation .............                 6,865
     343,300   Covance Inc.+** ...........................                20,032
     431,700   Edwards Lifesciences Corporation+** .......                19,185
     122,500   Express Scripts, Inc., Class A+ ...........                 9,572
     587,582   IMS Health Inc.** .........................                15,970
     427,800   Universal Health Services, Inc., Class
                  B** ....................................                21,728
                                                                     -----------
                                                                          93,352
                                                                     -----------
   PHARMACEUTICALS & BIOTECHNOLOGY - 1.5%
     672,525   Mylan Laboratories Inc.** .................                14,688
                                                                     -----------
               Total Health Care .........................               108,040
                                                                     -----------
INDUSTRIALS - 16.5%
   CAPITAL GOODS - 6.4%
     538,300   Federal Signal Corporation ................                10,083
     407,500   Lincoln Electric Holdings, Inc. ...........                22,335
     232,300   PACCAR Inc.** .............................                16,709
     202,500   Teleflex Inc. .............................                13,211
                                                                     -----------
                                                                          62,338
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES - 5.0%
     676,600   Allied Waste Industries, Inc.+** ..........                 9,581
     371,300   HNI Corporation ...........................                19,634
     439,300   Republic Services, Inc. ...................                19,334
                                                                     -----------
                                                                          48,549
                                                                     -----------
   TRANSPORTATION - 5.1%
     307,200   Alaska Air Group, Inc.+ ...................                11,661
     881,000   AMR Corporation+** ........................                21,708
     611,100   Continental Airlines, Inc., Class B+** ....                15,913
                                                                     -----------
                                                                          49,282
                                                                     -----------
               Total Industrials .........................               160,169
                                                                     -----------
INFORMATION TECHNOLOGY - 12.2%
   COMPUTERS & PERIPHERALS - 3.6%
     579,000   Electronics for Imaging, Inc.+ ............                15,899
     510,900   Network Appliance, Inc.+** ................                18,939
                                                                     -----------
                                                                          34,838
                                                                     -----------


32                     See Notes to Financial Statements.

MID CAP STOCK FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.5%
     335,100   Arrow Electronics, Inc.+ ..................           $    12,131
     284,900   Diebold, Inc. .............................                12,122
                                                                     -----------
                                                                          24,253
                                                                     -----------
      IT SERVICES - 1.5%
     451,900   Acxiom Corporation** ......................                11,713
     129,300   Convergys Corporation+ ....................                 2,518
                                                                     -----------
                                                                          14,231
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT - 2.8%
     729,400   Microchip Technology Inc.** ...............                27,178
                                                                     -----------
   SOFTWARE - 1.8%
     643,400   BMC Software Inc.+** ......................                13,859
     168,500   Synopsys, Inc.+ ...........................                 3,678
                                                                     -----------
                                                                          17,537
                                                                     -----------
               Total Information Technology ..............               118,037
                                                                     -----------
   MATERIALS - 5.3%
     255,500   Cabot Corporation**. ......................                 9,198
     454,600   Lubrizol Corporation ......................                19,825
     775,400   Valspar Corporation. ......................                21,944
                                                                     -----------
               Total Materials ...........................                50,967
                                                                     -----------
   TELECOMMUNICATION SERVICES - 0.6%
      95,200   United States Cellular Corporation+ .......                 5,940
                                                                     -----------
   UTILITIES - 4.0%
     897,400   NiSource Inc.** ...........................                18,944
     494,300   Pinnacle West Capital Corporation** .......                19,821
                                                                     -----------
               Total Utilities ...........................                38,765
                                                                     -----------
               Total Common Stocks
                  (Cost $626,109) ........................               883,804
                                                                     -----------
REAL ESTATE INVESTMENT TRUST (REIT) - 2.0%
   (Cost $12,974)
     413,300   General Growth Properties, Inc.** .........                19,404
                                                                     -----------

  PRINCIPAL
    AMOUNT                                                              VALUE
    (000S)                                                              (000S)
------------                                                         -----------
REPURCHASE AGREEMENT - 6.9%
   (Cost $66,738)
$     66,738   Agreement with Credit Suisse First Boston
               Corporation, 4.660% dated 04/28/2006, to be
               repurchased at $66,764,000 on 05/01/2006
               (collateralized by U.S. Treasury
               obligations, having various interest rates
               and maturities, market value
               $68,157,000) ..............................           $    66,738
                                                                     -----------
SHORT-TERM INVESTMENT - 9.9%
   (Cost $95,978)
      95,978   Mellon GSL DBT II Collateral Fund++ .......                95,978
                                                                     -----------
TOTAL INVESTMENTS (Cost $801,799*) .......................   110.2%    1,065,924
OTHER ASSETS (LIABILITIES) (NET) .........................   (10.2)     (98,321)
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $   967,603
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $93,071,000 representing 9.6% of the total net assets of the Fund (collateral value $95,978,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++   Represents investment purchased with cash collateral for securities loaned.

                                GLOSSARY OF TERMS

(F)  -- Foreign Shares


                      See Notes to Financial Statements.                      33

PORTFOLIO OF INVESTMENTS

GROWTH FUND

April 30, 2006 (Unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 97.8%
   CONSUMER DISCRETIONARY - 15.8%
      AUTOMOBILES & COMPONENTS - 0.1%
      69,700   Toyota Motor Corporation (F) ..............           $     4,077
                                                                     -----------
      CONSUMER DURABLES & APPAREL - 1.1%
     212,570   NIKE Inc., Class B ........................                17,397
      62,900   Polo Ralph Lauren Corporation .............                 3,819
     144,300   Toll Brothers, Inc.+** ....................                 4,639
                                                                     -----------
                                                                          25,855
                                                                     -----------
      CONSUMER SERVICES - 1.8%
     177,280   Apollo Group, Inc., Class A+ ..............                 9,687
     105,100   Carnival Corporation ......................                 4,921
      59,300   Las Vegas Sands Corporation+ ..............                 3,843
     666,010   Starbucks Corporation+** ..................                24,822
                                                                     -----------
                                                                          43,273
                                                                     -----------
      MEDIA - 2.8%
     203,100   Comcast Corporation, Special Class A+** ...                 6,261
   1,310,500   Time Warner Inc. ..........................                22,803
     646,200   Walt Disney Company                                        18,068
     930,640   XM Satellite Radio Holdings Inc., Class
               A+** ......................................                18,817
                                                                     -----------
                                                                          65,949
                                                                     -----------
      RETAILING - 10.0%
   1,048,400   Amazon.com Inc.+ ..........................                36,914
     295,400   Bed Bath & Beyond Inc.+ ...................                11,329
     125,150   Best Buy Company, Inc. ....................                 7,091
   1,079,960   eBay Inc.+ ................................                37,161
      48,100   Expedia, Inc.+** ..........................                   897
   1,203,645   Home Depot, Inc. ..........................                48,062
   1,125,702   IAC/ InterActiveCorp+** ...................                32,499
     104,900   J.C. Penney Company, Inc. (Holding
               Company) ..................................                 6,867
     103,200   Kohl's Corporation+ .......................                 5,763
     156,200   Lowe's Companies, Inc.** ..................                 9,848
     156,000   Michaels Stores, Inc. .....................                 5,902
     950,590   Staples, Inc. .............................                25,105
      88,100   Target Corporation ........................                 4,678
     232,900   Urban Outfitters, Inc.+ ...................                 5,403
                                                                     -----------
                                                                         237,519
                                                                     -----------
            Total Consumer Discretionary .................               376,673
                                                                     -----------
   CONSUMER STAPLES - 8.2%
      FOOD & STAPLES RETAILING - 1.0%
      11,100   Costco Wholesale Corporation ..............                   604
     267,500   CVS Corporation ...........................                 7,950
     530,455   Sysco Corporation .........................                15,856
                                                                     -----------
                                                                          24,410
                                                                     -----------
      FOOD, BEVERAGE & TOBACCO - 4.3%
     697,460   Cadbury Schweppes PLC (F) .................           $     6,919
     432,400   Coca-Cola Company .........................                18,144
      32,220   Nestle SA(F)** ............................                 9,827
     845,285   PepsiCo, Inc. .............................                49,229
     325,200   Wm. Wrigley Jr. Company ...................                15,307
      81,300   Wm. Wrigley Jr. Company, Class B ..........                 3,829
                                                                     -----------
                                                                         103,255
                                                                     -----------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
   1,042,707   Procter & Gamble Company ..................                60,696
     216,640   Reckitt Benckiser PLC (F) .................                 7,897
                                                                     -----------
                                                                          68,593
                                                                     -----------
               Total Consumer Staples ....................               196,258
                                                                     -----------
   ENERGY - 5.8%
      50,400   Apache Corporation ........................                 3,581
     154,465   EOG Resources, Inc. .......................                10,848
     276,210   ExxonMobil Corporation ....................                17,423
     249,120   Halliburton Company .......................                19,469
      96,816   Kinder Morgan Management LLC+ .............                 4,143
     415,470   Occidental Petroleum Corporation ..........                42,685
     160,100   Schlumberger Ltd. .........................                11,069
     217,900   Smith International, Inc. .................                 9,202
     117,500   Transocean Inc.+** ........................                 9,526
     151,285   Valero Energy Corporation .................                 9,794
                                                                     -----------
               Total Energy ..............................               137,740
                                                                     -----------
   FINANCIALS - 11.1%
      BANKS - 0.1%
      68,400   Bank of America Corporation ...............                 3,415
                                                                     -----------
      DIVERSIFIED FINANCIALS - 8.1%
     542,645   American Express Company ..................                29,200
      18,100   Chicago Mercantile Exchange Holdings
               Inc.** ....................................                 8,290
      84,800   Citigroup Inc. ............................                 4,236
     430,615   Fannie Mae ................................                21,789
      48,300   Franklin Resources, Inc. ..................                 4,498
      66,200   Goldman Sachs Group, Inc. .................                10,611
      51,600   Legg Mason, Inc ...........................                 6,113
      20,800   Lehman Brothers Holdings Inc. .............                 3,144
     678,335   Merrill Lynch & Company, Inc. .............                51,730
     367,000   Morgan Stanley ............................                23,598
     177,400   Nomura Holdings, Inc. (F) .................                 4,012
      86,100   Northern Trust Corporation ................                 5,070
     303,280   optionsXpress Holdings, Inc. ..............                 9,553
      25,700   T. Rowe Price Group, Inc. .................                 2,164
      66,100   UBS AG (F) ................................                 7,724
                                                                     -----------
                                                                         191,732
                                                                     -----------


34                     See Notes to Financial Statements.

GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   FINANCIALS (CONTINUED)
      INSURANCE - 2.9%
     502,640   American International Group, Inc. ........           $    32,797
         259   Berkshire Hathaway, Inc., Class A+ ........                23,051
      62,700   Hartford Financial Services Group, Inc. ...                 5,764
     101,000   Prudential Financial, Inc. ................                 7,891
                                                                     -----------
                                                                          69,503
                                                                     -----------
               Total Financials ..........................               264,650
                                                                     -----------
   HEALTH CARE - 18.9%
      HEALTH CARE EQUIPMENT & SERVICES - 6.6%
      93,275   Alcon, Inc. (F) ...........................                 9,487
     376,825   Boston Scientific Corporation+** ..........                 8,757
     332,930   Caremark Rx, Inc.+ ........................                15,165
     359,060   Conventry Health Care, Inc.+ ..............                17,835
      47,700   Covance Inc.+ .............................                 2,783
      93,300   Fisher Scientific International Inc.+** ...                 6,582
     647,275   Medtronic, Inc. ...........................                32,442
     141,400   Quest Diagnostics Inc.** ..................                 7,880
      59,185   Roche Holding AG-Genusschein (F) ..........                 9,101
     153,700   St. Jude Medical, Inc.+ ...................                 6,068
     705,665   UnitedHealth Group Inc. ...................                35,100
      89,900   Varian Medical Systems, Inc.+** ...........                 4,709
                                                                     -----------
                                                                         155,909
                                                                     -----------
      PHARMACEUTICALS & BIOTECHNOLOGY - 12.3%
   1,099,915   Amgen, Inc.+ ..............................                74,464
     524,140   Biogen Idec Inc.+ .........................                23,508
      37,300   Celgene Corporation+ ......................                 1,573
      20,200   Cephalon, Inc.+ ...........................                 1,326
     351,575   Eli Lilly & Company .......................                18,605
     726,200   Genentech, Inc.+ ..........................                57,885
     111,700   Genzyme Corporation+ ......................                 6,832
      52,200   Gilead Sciences, Inc.+ ....................                 3,002
     534,675   Johnson & Johnson .........................                31,337
     136,400   MedImmune, Inc.+ ..........................                 4,293
     216,613   Novartis AG (F) ...........................                12,427
     122,800   PDL BioPharma Inc.+ .......................                 3,534
     982,820   Pfizer Inc. ...............................                24,895
      42,800   Sanofi-Aventis Group (F) ..................                 4,036
     344,685   Sanofi-Aventis, ADR** .....................                16,214
     237,862   Teva Pharmaceutical Industries Ltd.,
                  Sponsored ADR**.........................                 9,633
                                                                     -----------
                                                                         293,564
                                                                     -----------
               Total Health Care .........................               449,473
                                                                     -----------
   INDUSTRIALS - 5.3%
      CAPITAL GOODS - 4.3%
     105,600   Danaher Corporation** .....................                 6,770
     190,600   Empresa Brasileira de Aeronautica SA,
                  ADR** ..................................                 7,401
      55,400   Fastenal Company** ........................                 2,593
     103,300   General Dynamics Corporation ..............           $     6,779
   1,830,263   General Electric Company ..................                63,309
     104,100   Lockheed Martin Corporation ...............                 7,901
     126,000   United Technologies Corporation ...........                 7,914
                                                                     -----------
                                                                         102,667
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES - 0.4%
      70,100   ChoicePoint Inc.+ .........................                 3,086
      66,900   Corporate Executive Board Company .........                 7,167
                                                                     -----------
                                                                          10,253
                                                                     -----------
      TRANSPORTATION - 0.6%
      35,700   Expeditors International of Washington,
                  Inc.** .................................                 3,056
      94,690   FedEx Corporation .........................                10,902
                                                                     -----------
                                                                          13,958
                                                                     -----------
               Total Industrials .........................               126,878
                                                                     -----------
   INFORMATION TECHNOLOGY - 30.3%
      COMMUNICATIONS EQUIPMENT - 9.4%
   2,744,120   Cisco Systems, Inc.+ ......................                57,489
     246,400   Corning Inc.+ .............................                 6,808
      44,600   F5 Networks, Inc.+ ........................                 2,612
     938,600   Juniper Networks, Inc.+ ...................                17,345
   2,220,450   Motorola, Inc. ............................                47,407
     227,000   Nokia Oyj, Sponsored ADR ..................                 5,144
     971,570   QUALCOMM Inc. .............................                49,880
     408,170   Research In Motion Ltd.+** ................                31,278
     154,600   Telefonaktiebolaget LM Ericsson, Sponsored
                  ADR** ..................................                 5,484
                                                                     -----------
                                                                         223,447
                                                                     -----------
      COMPUTERS & PERIPHERALS - 1.8%
      99,000   Apple Computer, Inc.+ .....................                 6,968
     575,580   Dell Inc.+ ................................                15,080
   1,316,200   EMC Corporation+ ..........................                17,782
      91,900   Network Appliance, Inc.+** ................                 3,407
                                                                     -----------
                                                                         43,237
                                                                     -----------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
     123,300   PerkinElmer, Inc. .........................                 2,643
                                                                     -----------
      INTERNET SOFTWARE & SERVICES - 4.9%
     585,400   Akamai Technologies, Inc.+ ................                19,722
      60,285   Google Inc., Class A+ .....................                25,196
     134,800   VeriSign Inc.+** ..........................                 3,170
   2,075,830   Yahoo! Inc.+** ............................                68,046
                                                                     -----------
                                                                         116,134
                                                                     -----------
      IT SERVICES - 1.1%
     131,100   Affiliated Computer Services, Inc.,
                  Class A+ ...............................                 7,310
     279,800   Automatic Data Processing, Inc. ...........                12,333
     107,400   Cognizant Technology Solutions Corporation,
                  Class A+** .............................                 6,832
                                                                     -----------
                                                                          26,475
                                                                     -----------


                       See Notes to Financial Statements.                     35

GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
     943,305   Advanced Micro Devices, Inc.+ .............           $    30,516
     245,850   Broadcom Corporation, Class A+ ............                10,107
     902,950   Intel Corporation .........................                18,041
     197,100   Linear Technology Corporation** ...........                 6,997
      70,200   Marvell Technology Group Ltd.+ ............                 4,008
     152,200   Microchip Technology Inc.** ...............                 5,671
      61,310   Samsung Electronics Company Ltd., GDR .....                20,931
   1,706,900   Texas Instruments Inc.** ..................                59,246
                                                                     -----------
                                                                         155,517
                                                                     -----------
   SOFTWARE - 6.4%
     482,655   Adobe Systems Inc.+ .......................                18,920
     169,400   Amdocs Ltd. (F)+ ..........................                 6,302
     105,400   Autodesk, Inc.+ ...........................                 4,431
     491,600   Electronic Arts Inc.+ .....................                27,923
     136,300   McAfee Inc.+ ..............................                 3,556
   2,195,022   Microsoft Corporation .....................                53,010
      57,200   NAVTEQ Corporation+ .......................                 2,375
     655,200   Red Hat, Inc.+ ............................                19,256
     312,355   SAPAG, Sponsored ADR ......................                17,064
                                                                     -----------
                                                                         152,837
                                                                     -----------
               Total Information Technology ..............               720,290
                                                                     -----------
   MATERIALS - 1.6%
     169,900   Monsanto Company ..........................                14,170
     202,000   Praxair, Inc. .............................                11,338
      54,795   Rio Tinto PLC, Sponsored ADR ..............                12,203
                                                                     -----------
               Total Materials ...........................                37,711
                                                                     -----------
   TELECOMMUNICATION SERVICES - 0.8%
     205,500   American Tower Corporation, Class A+** ....                 7,016
      98,200   Crown Castle International Corporation+ ...                 3,304
     316,200   Sprint Nextel Corporation .................                 7,842
                                                                     -----------
               Total Telecommunication Services ..........                18,162
                                                                     -----------
               Total Common Stocks
                  (Cost $2,068,377) ......................             2,327,835
                                                                     -----------

  PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
COMMERCIAL PAPER - 0.7%
   (Cost $17,500)
$     17,500   Prudential Funding LLC,
               4.750% due 05/01/2006++ ...................           $    17,500
                                                                     -----------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 0.6%
   FEDERAL HOME LOAN BANK (FHLB) - 0.2%
       5,000   4.600% due 06/12/2006++ ...................                 4,973
                                                                     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.4%
       8,500   4.750% due 06/01/2006++ ...................                 8,465
                                                                     -----------
               Total U.S. Government Agency Discount Notes
                  (Cost $13,438) .........................                13,438
                                                                     -----------
REPURCHASE AGREEMENT - 0.8%
   (Cost $19,246)
      19,246   Agreement with Credit Suisse First Boston
               Corporation, 4.660% dated 04/28/2006, to be
               repurchased at $19,253,000 on 05/01/2006
               (collateralized by U.S. Treasury
               obligations, having various interest rates
               and maturities, market value
               $19,655,000) ..............................                19,246
                                                                     -----------
SHORT-TERM INVESTMENT - 5.5%
   (Cost $129,442)
     129,442   Mellon GSL DBT II Collateral Fund+++ ......               129,442
                                                                     -----------
TOTAL INVESTMENTS (Cost $2,248,003*) .....................   105.4%    2,507,461
OTHER ASSETS (LIABILITIES) (NET) .........................    (5.4)     (128,220)
                                                             -----   -----------
NET ASSETS                                                   100.0%  $ 2,379,241
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $124,430,000, representing 5.2% of the total net assets of the Fund (collateral value (See Note 7 $129,442,000). to Financial Statements.)

+    Non-income producing security.

++   Rate represents annualized yield at date of purchase.

+++  Represents investment purchased with cash collateral for securities loaned.

                               GLOSSARY OF TERMS

ADR -- American Depositary Receipt
(F) -- Foreign Shares
GDR -- Global Depositary Receipt


36                     See Notes to Financial Statements.

Portfolio of Investments

SMALL CAP VALUE FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 81.8%
   CONSUMER DISCRETIONARY - 9.7%
      AUTOMOBILES & COMPONENTS - 1.5%
     393,000   Accuride Corporation+** ...................           $     4,028
      31,700   Tenneco, Inc.+ ............................                   763
                                                                     -----------
                                                                           4,791
                                                                     -----------
      CONSUMER DURABLES & APPAREL - 3.3%
     444,800   Lenox Group, Inc.+ ........................                 6,058
     163,300   Rocky Shoes & Boots, Inc.+ ................                 4,030
                                                                     -----------
                                                                          10,088
                                                                     -----------
      MEDIA - 1.2%
      70,500   Carmike Cinemas, Inc.** ...................                 1,742
     145,700   Reader's Digest Association, Inc. .........                 2,008
                                                                     -----------
                                                                           3,750
                                                                     -----------
      RETAILING - 3.7%
     430,400   Blockbuster Inc., Class A** ...............                 2,023
      35,200   Children's Place Retail Stores, Inc.+ .....                 2,174
   1,181,800   Movie Gallery, Inc. .......................                 3,073
     108,000   RC2 Corporation+** ........................                 4,270
                                                                     -----------
                                                                          11,540
                                                                     -----------
               Total Consumer Discretionary ..............                30,169
                                                                     -----------
   CONSUMER STAPLES - 4.7%
      FOOD & STAPLES RETAILING - 1.3%
     216,100   Fresh Del Monte Produce, Inc.** ...........                 4,065
                                                                     -----------
      FOOD, BEVERAGE & TOBACCO - 1.2%
     241,000   B&G Foods Inc., EIS** .....................                 3,608
                                                                     -----------
      HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
      60,100   Central Garden & Pet Company+ .............                 2,960
     115,500   Jarden Corporation+** .....................                 3,927
                                                                     -----------
                                                                           6,887
                                                                     -----------
               Total Consumer Staples ....................                14,560
                                                                     -----------
   ENERGY - 6.3%
     141,100   Cimarex Energy Company ....................                 6,060
     137,400   Comstock Resources, Inc.+ .................                 4,271
     103,400   Encore Acquisition Company+ ...............                 3,168
      33,500   Giant Industries, Inc.+ ...................                 2,408
      85,700   St. Mary Land & Exploration Company .......                 3,613
                                                                     -----------
               Total Energy ..............................                19,520
                                                                     -----------
   FINANCIALS - 14.2%
      BANKS - 7.5%
     121,500   Capital Corporation of the West ...........                 4,147
      36,800   Center Financial Corporation ..............                   821
     237,800   Dime Community Bancshares .................                 3,369
     366,230   Oriental Financial Group, Inc. ............                 4,787
     288,050   TrustCo Bank Corporation NY** .............                 3,333
     142,947   U.S.B. Holding Company, Inc. ..............                 3,182
     157,100   Washington Federal, Inc.** ................           $     3,758
                                                                     -----------
                                                                          23,397
                                                                     -----------
   INSURANCE - 6.7%
     110,300   Navigators Group, Inc.+ ...................                 5,218
      96,700   Safety Insurance Group, Inc. ..............                 4,476
     107,700   State Auto Financial Corporation ..........                 3,788
      50,500   Stewart Information Services Corporation ..                 2,182
     170,900   United Fire & Casualty Company ............                 5,117
                                                                     -----------
                                                                          20,781
                                                                     -----------
               Total Financials ..........................                44,178
                                                                     -----------
   HEALTH CARE - 6.5%
      HEALTH CARE EQUIPMENT & SERVICES - 3.7%
     463,701   Gene Logic, Inc.+ .........................                 1,340
     221,200   Kindred Healthcare, Inc.+** ...............                 5,367
      53,600   LifePoint Hospitals, Inc.+ ................                 1,699
      90,100   Molina Healthcare Inc.+ ...................                 2,946
                                                                     -----------
                                                                          11,352
                                                                     -----------
      PHARMACEUTICALS & BIOTECHNOLOGY - 2.8%
     479,400   Bradley Pharmaceuticals, Inc.+** ..........                 7,114
     224,400   Lannett Company, Inc.+** ..................                 1,645
                                                                     -----------
                                                                           8,759
                                                                     -----------
               Total Health Care .........................                20,111
                                                                     -----------
   INDUSTRIALS - 14.2%
      CAPITAL GOODS - 5.3%
      93,600   DRS Technologies, Inc. ....................                 5,198
     147,000   Griffon Corporation+** ....................                 3,920
     989,300   New Flyer Industries Inc. (F), IDS++ ......                 7,521
                                                                     -----------
                                                                          16,639
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES - 1.0%
     116,900   McGrath RentCorp ..........................                 3,143
                                                                     -----------
      TRANSPORTATION - 7.9%
     112,700   Alaska Air Group, Inc.+ ...................                 4,278
     257,500   AMR Corporation+** ........................                 6,345
     240,300   Continental Airlines, Inc., Class B+** ....                 6,257
      97,600   Dampskibsselskabet TORM A/S, ADR** ........                 4,476
     160,900   OMI Corporation** .........................                 3,102
                                                                     -----------
                                                                          24,458
                                                                     -----------
               Total Industrials .........................                44,240
                                                                     -----------
   INFORMATION TECHNOLOGY - 10.1%
      COMMUNICATIONS EQUIPMENT - 1.2%
     113,300   Bel Fuse Inc., Class B ....................                 3,755
                                                                     -----------
      COMPUTERS & PERIPHERALS - 1.4%
     184,100   Hutchinson Technology, Inc.+** ............                 4,376
                                                                     -----------
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
     295,300   LeCroy Corporation+ .......................                 4,238
                                                                     -----------


                       See Notes to Financial Statements.                     37

SMALL CAP VALUE FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      IT SERVICES - 1.3%
     515,000   Lionbridge Technologies, Inc.+ ............           $     4,233
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT - 3.3%
     676,800   Axcelis Technologies, Inc.+ ...............                 3,986
     551,100   Credence Systems Corporation+ .............                 3,907
     215,600   PortalPlayer Inc.+** ......................                 2,383
                                                                     -----------
                                                                          10,276
                                                                     -----------
      SOFTWARE - 1.5%
     456,800   RealNetworks, Inc.+** .....................                 4,577
                                                                     -----------
               Total Information Technology ..............                31,455
                                                                     -----------
   MATERIALS - 11.4%
     103,100   Century Aluminum Company+ .................                 4,909
      84,300   Headwaters, Inc.+** .......................                 2,839
   1,656,100   Kingsgate Consolidated Ltd. (F) ...........                 7,348
     175,100   Metal Management, Inc. ....................                 5,682
   4,149,700   Minara Resources Ltd. (F) .................                 7,724
     279,900   Randgold Resources Ltd., ADR+ .............                 6,813
                                                                     -----------
               Total Materials ...........................                35,315
                                                                     -----------
   TELECOMMUNICATION SERVICES - 3.9%
     265,800   Asia Satellite Telecommunications
                  Holdings Ltd., Sponsored ADR ...........                 4,521
     139,500   Iowa Telecommunications Services Inc.** ...                 2,517
     216,900   USA Mobility, Inc. ........................                 4,965
                                                                     -----------
               Total Telecommunication Services ..........                12,003
                                                                     -----------
   UTILITIES - 0.8%
      81,700   Suburban Propane Partners LP** ............                 2,381
                                                                     -----------
               Total Common Stocks
                  (Cost $227,009) ........................               253,932
                                                                     -----------
CANADIAN INCOME TRUSTS - 7.0%
   CONSUMER STAPLES - 2.9%
      FOOD, BEVERAGE & TOBACCO - 2.9%
     390,300   Arctic Glacier Income Fund (F) ............                 3,788
     566,400   Connors Brothers Income Fund (F) ..........                 5,091
                                                                     -----------
               Total Consumer Staples ....................                 8,879
                                                                     -----------
   ENERGY - 4.1%
     150,400   Harvest Energy Trust (F)** ................                 4,626
     206,300   Vermilion Energy Trust (F)** ..............                 6,095
      67,200   Zargon Energy Trust (F) ...................                 2,019
                                                                     -----------
               Total Energy ..............................                12,740
                                                                     -----------
               Total Canadian Income Trusts
                  (Cost $17,255) .........................                21,619
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.3%
     106,000   Entertainment Properties Trust ............                 4,332
     208,100   Equity Inns, Inc.** .......................                 3,371
      91,900   Redwood Trust, Inc. .......................           $     3,903
      40,900   Sovran Self Storage, Inc. .................                 2,010
     269,800   Winston Hotels, Inc.** ....................                 2,906
                                                                     -----------
               Total REITs
                  (Cost $14,012) .........................                16,522
                                                                     -----------

CONTRACTS
---------
PURCHASED PUT OPTIONS - 0.7%
      10,730   iShares Russell 2000 Index,
                  Expires January 2007 @ $56 .............                   483
      29,250   iShares Russell 2000 Index,
                  Expires January 2007 @ $49 .............                   439
      10,300   iShares Russell 2000 Index,
                  Expires January 2008 @ $55 .............                 1,236
      20,000   NASDAQ-100 Index,
                  Expires January 2007 @ $30 .............                   200
                                                                     -----------
               Total Purchased Put Options
                  (Cost $10,830) .........................                 2,358
                                                                     -----------

PRINCIPAL
  AMOUNT
  (000S)
---------
REPURCHASE AGREEMENT - 4.0%
   (Cost $12,352)
$     12,352   Agreement with Credit Suisse First Boston
               Corporation, 4.660% dated 04/28/2006,
               to be repurchased at $12,357,000 on
               05/01/2006 (collateralized by U.S.
               Treasury obligations, having various
               interest rates and maturities,
               market value $12,615,000) .................                12,352
                                                                     -----------
SHORT-TERM INVESTMENT - 16.1%
   (Cost $49,923)
      49,923   Mellon GSL DBT II
                  Collateral Fund+++ .....................                49,923
                                                                     -----------
TOTAL INVESTMENTS (Cost $331,381*) .......................   114.9%      356,706
OTHER ASSETS (LIABILITIES) (NET) .........................   (14.9)      (46,372)
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $   310,334
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $47,422,000, representing 15.3% of the total net assets of the Fund (collateral value $49,923,000). (See Note 7 to Financial Statements.)

+    Non-income producing security.

++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++  Represents investment purchased with cash collateral for securities loaned.

GLOSSARY OF TERMS

ADR -- American Depositary Receipt
EIS -- Enhanced Income Security
(F) -- Foreign Shares
IDS -- Income Deposit Security


38                     See Notes to Financial Statements.

Portfolio of Investments

SMALL CAP GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 94.0%
   CONSUMER DISCRETIONARY - 14.9%
      CONSUMER DURABLES & APPAREL - 5.2%
      63,080   Carter's, Inc.+ ...........................           $     4,249
     127,360   Charles & Colvard Ltd.** ..................                 1,504
     166,648   Coach, Inc.+ ..............................                 5,503
      61,800   Crocs, Inc.+** ............................                 1,848
      60,569   Desarrolladora Homex SAde CV, ADR+** ......                 2,321
      63,000   Directed Electronics, Inc.+ ...............                 1,030
      83,700   Under Armour, Inc., Class A+** ............                 3,079
      70,600   Volcom, Inc.+ .............................                 2,518
                                                                     -----------
                                                                          22,052
                                                                     -----------
      CONSUMER SERVICES - 2.5%
      74,300   BJ's Restaurants Inc.+ ....................                 1,956
      50,424   Ctrip.com International Ltd., ADR .........                 2,269
      71,000   Ruby Tuesday, Inc.** ......................                 2,113
      37,100   Shuffle Master, Inc.+** ...................                 1,371
      85,246   Sonic Corporation+ ........................                 2,891
                                                                     -----------
                                                                          10,600
                                                                     -----------
      MEDIA - 2.0%
     140,500   Focus Media Holding Ltd., ADR+ ............                 8,485
                                                                     -----------
      RETAILING - 5.2%
      53,239   Guitar Center, Inc.+** ....................                 2,862
     103,700   Gymboree Corporation+ .....................                 3,119
     176,959   Hibbett Sporting Goods, Inc.+ .............                 5,364
     114,900   Hot Topic, Inc.+** ........................                 1,704
      10,100   Iconix Brand Group, Inc.+ .................                   174
     113,300   Priceline.com Inc.+ .......................                 2,769
      61,881   Stamps.com, Inc.+ .........................                 1,745
         500   Steven Madden, Ltd.+ ......................                    27
      36,489   Tractor Supply Company+ ...................                 2,364
      91,864   Urban Outfitters, Inc.+** .................                 2,131
                                                                     -----------
                                                                          22,259
                                                                     -----------
               Total Consumer Discretionary ..............                63,396
                                                                     -----------
   CONSUMER STAPLES - 1.2%
      FOOD & STAPLES RETAILING - 0.7%
      77,900   Central European Distribution
               Corporation+ ..............................                 3,198
                                                                     -----------
      HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
      59,247   Parlux Fragrances, Inc.+** ................                 1,616
      11,762   USANA Health Sciences, Inc.+** ............                   430
                                                                     -----------
                                                                           2,046
                                                                     -----------
               Total Consumer Staples ....................                 5,244
                                                                     -----------
      ENERGY - 9.7%
      71,024   ATP Oil & Gas Corporation+ ................                 3,234
     106,700   Basic Energy Services, Inc.+** ............                 3,556
     119,100   Bronco Drilling Company, Inc.+ ............                 3,217
      37,300   CARBO Ceramics Inc. .......................                 2,161
     184,661   Carrizo Oil & Gas, Inc.+ ..................                 5,425
      49,700   Dril-Quip, Inc.+ ..........................           $     3,577
      66,100   Hercules Offshore, Inc.+ ..................                 2,703
     255,800   Input/Output, Inc.+** .....................                 2,579
      39,600   Lufkin Industries, Inc. ...................                 2,537
     201,200   Petrohawk Energy Corporation+** ...........                 2,531
     120,400   Pioneer Drilling Company+ .................                 1,952
      30,400   SEACOR Holdings Inc.+ .....................                 2,689
      54,537   Veritas DGC, Inc.+ ........................                 2,613
      54,000   W-H Energy Services, Inc.+ ................                 2,714
                                                                     -----------
               Total Energy ..............................                41,488
                                                                     -----------
   FINANCIALS - 4.7%
      BANKS - 1.6%
      88,000   Brookline Bancorp, Inc. ...................                 1,302
      95,800   Midwest Banc Holdings, Inc. ...............                 2,247
      84,700   Signature Bank+ ...........................                 2,996
      11,100   Sterling Financial Corporation ............                   357
                                                                     -----------
                                                                           6,902
                                                                     -----------
      DIVERSIFIED FINANCIALS - 1.3%
     156,468   First Cash Financial Services, Inc.+ ......                 3,312
     131,900   TradeStation Group, Inc.+ .................                 2,103
                                                                     -----------
                                                                           5,415
                                                                     -----------
      INSURANCE - 1.8%
     151,100   American Equity Investment Life
               Holding Company** .........................                 2,049
     136,900   Amerisafe Inc.+ ...........................                 1,602
      77,006   Delphi Financial Group, Inc., Class A .....                 4,034
                                                                     -----------
                                                                           7,685
                                                                     -----------
               Total Financials ..........................                20,002
                                                                     -----------
   HEALTH CARE - 23.6%
      HEALTH CARE EQUIPMENT & SERVICES - 12.2%
      58,500   Abaxis, Inc.+** ...........................                 1,528
     127,191   Adeza Biomedical Corporation+ .............                 2,179
      51,014   Advisory Board Company+ ...................                 2,863
     206,400   Align Technology, Inc.+ ...................                 1,814
      76,116   ArthroCare Corporation+** .................                 3,450
      60,180   Aspect Medical Systems, Inc.+ .............                 1,713
      72,129   Centene Corporation+ ......................                 1,853
     137,732   Conceptus, Inc.+** ........................                 1,892
      60,600   Conor Medsystems, Inc.+ ...................                 1,636
      33,000   Foxhollow Technologies Inc.+** ............                 1,028
      91,900   HealthExtras, Inc.+ .......................                 2,671
      93,800   Healthspring, Inc.+ .......................                 1,595
      40,422   Healthways, Inc.+ .........................                 1,983
      78,900   Immucor, Inc.+ ............................                 2,292
     109,807   IntraLase Corporation+** ..................                 2,359
      47,900   IRIS International Inc.+** ................                   567
      85,952   Kyphon, Inc.+ .............................                 3,571
      74,384   LCA-Vision, Inc.** ........................                 4,177
      75,052   Merge Technologies, Inc.+** ...............                   949
     130,900   Micrus Endovascular Corporation+ ..........                 1,844


                       See Notes to Financial Statements.                     39

SMALL CAP GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   HEALTH CARE (CONTINUED)
      HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
      53,900   Natus Medical Inc.+ .......................           $     1,078
      45,400   Palomar Medical Technologies, Inc.+** .....                 1,915
      71,700   Quidel Corporation+ .......................                   821
      98,100   Syneron Medical Ltd. (F)+** ...............                 2,538
      85,917   Ventiv Health, Inc.+ ......................                 2,581
       1,900   Visicu, Inc.+** ...........................                    45
      34,300   Vital Images, Inc.+ .......................                 1,147
                                                                     -----------
                                                                          52,089
                                                                     -----------
      PHARMACEUTICALS & BIOTECHNOLOGY - 11.4%
      84,700   Adams Respiratory Therapeutics, Inc.+ .....                 3,633
     160,800   Anadys Pharmaceuticals Inc.+ ..............                 2,230
     169,300   Aspreva Pharmaceuticals Corporation (F)+ ..                 5,756
      60,300   Combinatorx Inc.+** .......................                   539
     142,900   CV Therapeutics, Inc.+** ..................                 2,837
      61,738   Digene Corporation+ .......................                 2,550
      71,400   Encysive Pharmaceuticals, Inc.+** .........                   305
      96,335   First Horizon Pharmaceutical Corporation+ .                 2,145
     135,200   Keryx Biopharmaceuticals, Inc.+ ...........                 2,303
      66,329   Kos Pharmaceuticals, Inc.+ ................                 3,210
     165,844   MGI Pharma, Inc.+** .......................                 3,098
     221,100   Nastech Pharmaceutical Company Inc.+** ....                 3,354
     142,734   Nektar Therapeutics+** ....................                 3,070
      99,257   PDL BioPharma Inc.+** .....................                 2,857
     145,847   Rigel Pharmaceuticals, Inc.+ ..............                 1,565
     129,916   Salix Pharmaceuticals Ltd.+** .............                 1,780
     123,400   Telik, Inc.+** ............................                 2,269
      84,539   United Therapeutics Corporation+ ..........                 5,034
                                                                     -----------
                                                                          48,535
                                                                     -----------
               Total Health Care .........................               100,624
                                                                     -----------
   INDUSTRIALS - 12.5%
      CAPITAL GOODS - 8.2%
     153,120   A.S.V., Inc.+** ...........................                 3,828
      21,964   American Science & Engineering, Inc.+** ...                 1,883
      49,500   Bucyrus International, Inc.** .............                 2,570
     149,380   Ceradyne, Inc.+** .........................                 7,917
      55,700   ESCO Technologies Inc.+** .................                 2,824
     113,300   Essex Corporation+ ........................                 2,417
     115,600   Hexcel Corporation+** .....................                 2,554
      28,400   iRobot Corporation+** .....................                   619
      13,100   Ladish Co., Inc.+ .........................                   467
      70,575   Lincoln Electric Holdings, Inc ............                 3,868
      63,000   NCI Building Systems, Inc.+ ...............                 4,094
     157,421   TurboChef Technologies, Inc.+** ...........                 2,015
                                                                     -----------
                                                                          35,056
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES - 3.4%
       9,200   American Ecology Corporation ..............                   246
      41,358   CRA International Inc.+ ...................                 2,017
      70,700   Kenexa Corporation+ .......................           $     2,349
     112,516   LECG Corporation+ .........................                 2,081
      58,900   Mine Safety Appliances Company ............                 2,462
      58,900   Portfolio Recovery Associates, Inc.+** ....                 3,030
      82,000   Resources Connection, Inc.+** .............                 2,206
                                                                     -----------
                                                                          14,391
                                                                     -----------
      TRANSPORTATION - 0.9%
     102,574   Knight Transportation, Inc. ...............                 2,003
      58,000   Universal Truckload Services, Inc.+ .......                 1,759
                                                                     -----------
                                                                           3,762
                                                                     -----------
               Total Industrials .........................                53,209
                                                                     -----------
   INFORMATION TECHNOLOGY - 27.4%
      COMMUNICATIONS EQUIPMENT - 5.6%
     163,699   AudioCodes Ltd.(F)+ .......................                 2,229
      65,400   F5 Networks, Inc.+** ......................                 3,830
     378,873   Glenayre Technologies, Inc.+ ..............                 2,095
     164,400   Ixia+ .....................................                 1,858
     146,462   Openwave Systems Inc.+** ..................                 2,726
       1,400   OPLINK Communinications Inc.+ .............                    27
      41,406   Orckit Communications Ltd.(F)+** ..........                   667
     148,900   Polycom, Inc.+ ............................                 3,276
      61,700   Redback Networks Inc.+** ..................                 1,382
      58,500   Sierra Wireless+ ..........................                 1,053
     250,000   Symmetricom, Inc.+** ......................                 2,025
     144,300   Tekelec+** ................................                 2,061
     240,900   Zhone Technologies, Inc.+** ...............                   583
                                                                     -----------
                                                                          23,812
                                                                     -----------
      COMPUTERS & PERIPHERALS - 1.4%
      23,300   Hutchinson Technology, Inc.+** ............                   554
      78,300   Neoware Inc.+ .............................                 1,697
      69,900   Rackable Systems Inc.+ ....................                 3,592
                                                                     -----------
                                                                           5,843
                                                                     -----------
      INTERNET SOFTWARE & SERVICES - 4.7%
      95,200   Akamai Technologies, Inc.+** ..............                 3,207
     183,543   aQuantive, Inc.+** ........................                 4,600
     123,800   iVillage, Inc.+** .........................                 1,047
     135,923   Jupitermedia Corporation+ .................                 2,395
      86,691   Marchex, Inc., Class B+** .................                 1,886
     168,700   Secure Computing Corporation+ .............                 1,814
     156,172   ValueClick, Inc.+** .......................                 2,631
     133,800   WebSideStory, Inc.+** .....................                 2,299
                                                                     -----------
                                                                          19,879
                                                                     -----------
      IT SERVICES - 2.6%
     167,124   Euronet Worldwide, Inc.+** ................                 5,973
      79,424   RightNow Technologies, Inc.+** ............                 1,470
     117,000   VeriFone Holdings, Inc.+** ................                 3,623
                                                                     -----------
                                                                          11,066
                                                                     -----------


40                     See Notes to Financial Statements.

SMALL CAP GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   INFORMATION TECHNOLOGY (CONTINUED)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
      33,900   ATMI, Inc.+** .............................           $       963
      48,155   Cymer, Inc.+ ..............................                 2,489
      70,800   Ikanos Communications, Inc.+ ..............                 1,311
     100,500   Microsemi Corporation+** ..................                 2,746
     202,752   O2Micro International Limited (F)+ ........                 2,178
      17,400   Saifun Semiconductors Ltd. (F)+ ...........                   595
     119,100   Semtech Corporation+** ....................                 2,233
     128,500   Silicon Motion Technology Corporation,
                  ADR+ ...................................                 1,912
      68,300   SiRF Technology Holdings, Inc.+**                           2,333
      31,000   Supertex, Inc.+**                                           1,197
     122,484   Tessera Technologies, Inc.+                                 3,928
     274,200   Trident Microsystems, Inc.+**                               7,294
      37,500   Varian Semiconductor Equipment Associates,
                  Inc.+** ................................                 1,228
     105,700   Zoran Corporation+**                                        2,900
                                                                     -----------
                                                                          33,307
                                                                     -----------
      SOFTWARE - 5.3%
     143,700   Concur Technologies, Inc.+ ................                 2,240
      53,300   FactSet Research Systems Inc.** ...........                 2,353
     180,800   FalconStor Software, Inc.+** ..............                 1,358
     215,400   Informatica Corporation+** ................                 3,311
      18,000   MRO Software, Inc.+ .......................                   342
     162,136   Online Resources Corporation+ .............                 2,103
      20,700   Open Solutions Inc.+ ......................                   563
     117,293   PDF Solutions, Inc.+ ......................                 1,830
      38,000   Retalix Ltd. (F)+** .......................                   934
      67,780   TALX Corporation ..........................                 1,763
     263,000   TIBCO Software Inc.+ ......................                 2,267
     212,100   VASCO Data Security International,
                  Inc.+** ................................                 1,985
      68,700   Witness Systems, Inc.+ ....................                 1,604
                                                                     -----------
                                                                          22,653
                                                                     -----------
               Total Information Technology ..............               116,560
                                                                     -----------
               Total Common Stocks
                  (Cost $316,488) ........................               400,523
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
      58,140   RAIT Investment Trust .....................                 1,505
     124,700   Strategic Hotels & Resorts, Inc. ..........                 2,828
                                                                     -----------
               Total REITs
                  (Cost $3,861) ..........................                 4,333
                                                                     -----------

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
---------                                                            -----------
REPURCHASE AGREEMENT - 4.4%
   (Cost $18,839)
$     18,839   Agreement with Credit Suisse First Boston
                  Corporation, 4.660% dated 04/28/2006, to
                  be repurchased at $18,846,000 on
                  05/01/2006 (collateralized by U.S.
                  Treasury obiligations, having various
                  interest rates and maturiies, market
                  value $19,240,000) .....................           $    18,839
                                                                     -----------
SHORT-TERM INVESTMENT - 19.2%
   (Cost $82,004)
      82,004   Mellon GSL DBT II Collateral Fund++ .......                82,004
                                                                     -----------
TOTAL INVESTMENTS (Cost $421,192*) .......................   118.6%      505,699
OTHER ASSETS (LIABILITIES) (NET) .........................   (18.6)     (79,286)
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $   426,413
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

**   Some or all of these securities are on loan at April
     30, 2006, and have an aggregate market value of $77,921,000, representing 18.3% of the total net assets of the Fund (collateral value $82,004,000). (See Note 7 to Financial Statments.)

+    Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

                      GLOSSARY OF TERMS

ADR   -- American Depositary Receipt
(F)   -- Foreign Shares


                       See Notes to Financial Statements.                     41

Portfolio of Investments

INTERNATIONAL GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS - 96.4%
   JAPAN - 24.3% ***
      41,410   Advantest Corporation .....................           $     4,771
     246,000   AEON Company Ltd. .........................                 6,125
      61,900   Astellas Pharma Inc. ......................                 2,582
      30,100   Canon Inc. ................................                 2,302
      95,300   Daiichi Sankyo Company Ltd.+ ..............                 2,456
     106,000   Daimaru, Inc. .............................                 1,543
      87,000   Daiwa House Industry Company Ltd. .........                 1,483
      79,400   FANUC Ltd. ................................                 7,510
      17,900   Hirose Electric Company Ltd. ..............                 2,627
      70,800   Hoya Corporation ..........................                 2,866
     190,700   Kansai Electric Power Company Inc. ........                 4,463
     119,000   Kao Corporation ...........................                 3,198
         289   Millea Holdings, Inc. .....................                 5,761
     222,000   Mitsubishi Corporation ....................                 5,371
     454,000   Mitsubishi Estate Company Ltd. ............                 9,928
     405,000   Mitsubishi Heavy Industries Ltd. ..........                 2,006
       1,221   Mitsubishi UFJ Financial Group, Inc. ......                19,195
     167,000   Mitsui & Company Ltd. .....................                 2,524
      89,000   Mitsui Fudosan Company Ltd. ...............                 1,993
     156,000   Mitsui Sumitomo Insurance Company Ltd. ....                 2,103
       1,260   Mizuho Financial Group, Inc. ..............                10,745
      23,000   Murata Manufacturing Company Ltd. .........                 1,675
     118,000   NGK Spark Plug Company, Ltd.** ............                 2,591
      32,000   Nidec Corporation .........................                 2,467
      46,400   Nintendo Company Ltd. .....................                 6,928
     205,000   Nippon Electric Glass Company, Ltd. .......                 4,627
     525,000   Nippon Steel Corporation ..................                 1,937
         432   Nippon Telegraph & Telephone Corporation ..                 1,935
     634,900   Nissan Motor Company Ltd. .................                 8,347
     119,300   Nitto Denko Corporation ...................                10,006
     203,000   Obayashi Corporation ......................                 1,553
     318,000   Odakyu Electric Railway Company, Ltd. .....                 2,000
      45,630   ORIX Corporation ..........................                13,705
     180,000   Ricoh Company, Ltd. .......................                 3,573
      43,200   Rohm Company Ltd. .........................                 4,598
      39,000   SECOM Company Ltd. ........................                 2,127
      12,100   Shimamura Company Ltd. ....................                 1,492
      66,200   Shin-Etsu Chemical Company Ltd. ...........                 3,826
      49,500   SMC Corporation ...........................                 7,521
     561,000   SOFTBANK Corporation** ....................                14,436
     241,000   Sompo Japan Insurance Inc. ................                 3,492
      37,190   Sony Corporation ..........................                 1,868
     573,000   Sumitomo Corporation ......................                 8,585
       2,389   Sumitomo Mitsui Financial Group, Inc. .....                26,226
      84,000   Sumitomo Realty & Development Company,
                  Ltd. ...................................                 2,228
     377,000   Suzuki Motor Corporation ..................                 9,204
      24,950   T&D Holdings, Inc. ........................                 1,913
      76,200   Takeda Pharmaceutical Company Ltd. ........                 4,658
      19,100   TDK Corporation ...........................                 1,599
      69,600   Tokyo Electric Power Company Inc. .........                 1,788
     138,100   Tokyo Electron Ltd. .......................                 9,945
     407,000   Tokyo Gas Company Ltd.** ..................                 1,970
     565,000   Tokyu Corporation .........................                 3,985
     250,000   Toshiba Corporation** .....................                 1,592
      25,700   Toyota Motor Corporation (F) ..............           $     1,503
     112,000   Trend Micro Inc. ..........................                 4,338
      83,700   USHIO Inc. ................................                 1,930
       7,830   Yahoo! Japan Corporation ..................                 4,566
      42,300   Yamada Denki Company Ltd. .................                 4,610
     297,500   Yamato Holdings Company, Ltd. .............                 5,931
                                                                     -----------
                                                                         298,827
                                                                     -----------
   UNITED KINGDOM - 13.2%
       9,600   Anglo American PLC ........................                   414
      50,900   Anglo American PLC (F) ....................                 2,167
     437,000   ARM Holdings PLC ..........................                 1,084
     156,400   AstraZeneca PLC ...........................                 8,642
      97,000   AstraZeneca PLC (F) .......................                 5,365
     460,800   Astro All Asia Networks PLC ...............                   582
     731,700   BAE Systems PLC ...........................                 5,571
     110,084   BHP Billiton PLC ..........................                 2,266
     137,300   Brambles Industries PLC ...................                 1,135
     101,100   British Land Company PLC ..................                 2,316
     174,563   Cadbury Schweppes PLC (F) .................                 1,732
      59,500   Carnival PLC ..............................                 2,949
     633,900   HBOS PLC ..................................                11,126
     197,900   HSBC Holdings PLC .........................                 3,419
     105,600   Johnston Press PLC ........................                   936
      10,800   Kazakhmys PLC .............................                   224
     470,000   Kingfisher PLC ............................                 1,931
     278,400   Lloyds TSB Group PLC ......................                 2,708
      10,800   Lonmin PLC ................................                   538
      92,000   Northern Rock PLC .........................                 1,778
     112,900   Oxus Gold PLC+ ............................                   169
     163,400   Pearson PLC ...............................                 2,265
     761,600   Reed Elsevier PLC .........................                 7,569
      44,000   Rio Tinto PLC .............................                 2,420
     643,500   Royal Bank of Scotland Group PLC++ ........                21,017
     466,948   Royal Dutch Shell PLC, A Shares ...........                16,012
     121,402   Royal Dutch Shell PLC, B Shares ...........                 4,341
     180,400   Scottish & Southern Energy PLC ............                 3,701
     224,800   Smith & Nephew PLC ........................                 1,859
     224,000   Standard Chartered PLC ....................                 5,947
     233,900   Tesco PLC .................................                 1,363
     194,000   TI Automotive Ltd., Class A+# .............                     0
     464,700   Unilever PLC ..............................                 4,936
  11,575,019   Vodafone Group PLC (F) ....................                27,334
      71,600   Wolseley PLC ..............................                 1,793
      63,800   Xstrata PLC ...............................                 2,308
     244,800   Yell Group PLC ............................                 2,294
                                                                     -----------
                                                                         162,211
                                                                     -----------
   FRANCE - 7.9%
      38,895   Accor SA** ................................                 2,448
      61,500   AXA Group** ...............................                 2,257
      12,760   BNP Paribas+** ............................                 1,165
     127,600   BNP Paribas SA** ..........................                12,057
     211,865   Bouygues SA++** ...........................                11,560
      24,800   Dassault Systemes SA** ....................                 1,345
      21,200   Essilor International SA** ................                 2,126
      24,300   Groupe Danone** ...........................                 3,032


42                     See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   FRANCE (CONTINUED)
      13,406   L'Air Liquide SA ..........................           $     2,901
      57,600   L'Oreal SA** ..............................                 5,341
      52,000   Lafarge SA** ..............................                 6,396
      23,700   Renault SA** ..............................                 2,751
      56,700   Safran SA .................................                 1,456
     189,500   Sanofi-Aventis Group (F)** ................                17,871
      82,587   Schneider Electric SA** ...................                 9,351
      17,900   Societe Generale Group** ..................                 2,735
      41,600   Thales SA .................................                 1,788
      18,360   Total SA** ................................                 5,077
      53,600   Veolia Environment SA** ...................                 3,203
      62,300   Vivendi SA** ..............................                 2,275
                                                                     -----------
                                                                          97,135
                                                                     -----------
   SWITZERLAND - 6.3%
      31,000   Adecco SA** ...............................                 1,922
     236,782   Compagnie Financiere Richemont AG,
                  A Units ................................                12,267
      85,139   Credit Suisse Group .......................                 5,348
     115,263   Holcim Ltd.** .............................                 9,666
      31,081   Nestle SA (F)** ...........................                 9,479
     296,387   Novartis AG (F) ...........................                17,004
      33,331   Roche Holding AG-Genusschein (F) ..........                 5,125
     121,291   Swiss Reinsurance Company** ...............                 8,851
      11,589   Swisscom AG ...............................                 3,866
      10,500   Synthes, Inc. .............................                 1,304
      15,785   UBS AG** ..................................                 1,871
                                                                     -----------
                                                                          76,703
                                                                     -----------
   CANADA - 4.9%
     153,900   Abitibi-Consolidated Inc.** ...............                   664
     245,800   Alcan Inc.** ..............................                12,835
       4,300   Banro Corporation+ ........................                    52
       5,400   Banro Corportation+,++ ....................                    65
       3,700   Barrick Gold Corporation ..................                   113
     217,900   Barrick Gold Corporation (F) ..............                 6,642
     212,800   Cameco Corporation ........................                 8,658
      27,500   Canadian Imperial Bank of Commerce ........                 2,035
     135,700   Canadian Natural Resources Ltd. ...........                 8,156
      33,000   CIC Energy Corporation+ ...................                   196
      67,700   Inco Ltd. (F) .............................                 3,823
      83,600   Ivanhoe Mines Ltd.+ .......................                   815
      14,200   Magna International Inc., Class A** .......                 1,113
      25,800   Manulife Financial Corporation** ..........                 1,685
      81,100   Methanex Corporation ......................                 1,795
      54,300   Potash Corporation of Saskatchewan Inc. ...                 5,140
      44,800   Suncor Energy Inc. ........................                 3,836
      51,000   TELUS Corporation** .......................                 2,108
                                                                     -----------
                                                                          59,731
                                                                     -----------
   GERMANY - 4.8%
      35,200   Allianz AG ................................                 5,893
      37,000   Altana AG .................................                 2,375
      82,300   Bayer AG ..................................                 3,801
      28,500   Bayerische Motoren Werke (BMW) AG .........                 1,550
      67,000   Commerzbank AG ............................           $     2,777
      84,500   DaimlerChrysler AG** ......................                 4,633
      32,200   Deutsche Bank AG ..........................                 3,953
      16,137   Deutsche Boerse AG ........................                 2,334
      97,600   Deutsche Post AG ..........................                 2,602
      50,100   E.ON AG** .................................                 6,101
      41,700   Infineon Technologies AG+ .................                   510
      32,600   SAPAG** ...................................                 7,123
      85,900   Siemens AG ................................                 8,128
      99,300   Volkswagen AG** ...........................                 7,668
                                                                     -----------
                                                                          59,448
                                                                     -----------
   NETHERLANDS - 4.5%
     255,535   ABN AMRO Holding NV .......................                 7,637
     261,444   AEGON NV ..................................                 4,773
      85,625   Heineken Holding NV** .....................                 3,054
     130,406   Heineken NV** .............................                 5,283
     285,614   ING Groep NV** ............................                11,624
   1,215,600   Koninklijke (Royal) KPN NV** ..............                14,278
      50,700   Koninklijke (Royal) Numico NV+ ............                 2,298
      12,700   Pyaterochka Holding NV, GDR+ ..............                   243
      79,400   Reed Elsevier NV** ........................                 1,177
      75,500   TNT NV** ..................................                 2,718
      25,200   Unilever NV ...............................                 1,820
                                                                     -----------
                                                                          54,905
                                                                     -----------
   SOUTH KOREA - 3.9% ***
     124,570   Asiana Airlines+ ..........................                 1,024
         590   Cheil Communications Inc. .................                   125
         760   CJ Home Shopping ..........................                    87
       7,650   Daewoo Shipbuilding & Marine Engineering
                  Company Ltd. ...........................                   223
       2,600   Doosan Heavy Industries and Construction
                  Company Ltd. ...........................                    94
      54,940   Doosan Infracore Company Ltd. .............                 1,028
      16,950   GS Engineering & Construction Corporation .                 1,229
      59,980   Hankook Tire Company Ltd. .................                   903
      12,430   Hynix Semiconductor Inc.+ .................                   434
      16,120   Hyundai Development Company ...............                   935
       2,010   Hyundai Heavy Industries Company Ltd. .....                   193
       2,210   Hyundai Mipo Dockyard Company Ltd. ........                   207
       2,140   Hyundai Mobis .............................                   189
      19,330   Hyundai Motor Company .....................                 1,699
      14,040   Hyundai Steel Company .....................                   543
      42,330   Kookmin Bank ..............................                 3,792
      11,550   Kookmin Bank, Sponsored ADR ...............                 1,029
      14,200   KT Corporation, Sponsored ADR .............                   330
       3,130   KT&G Corporation ..........................                   175
       1,800   LG.Philips LCD Company Ltd.+ ..............                    76
      75,500   LG.Philips LCD Company Ltd., ADR+ .........                 1,589
       1,520   Lotte Shopping Company Ltd. ...............                   635
      23,090   LS Cable Ltd. .............................                   955
      38,800   Macquarie Korea Infrastructure Fund+ ......                   286
      33,300   Macquarie Korea Infrastructure Fund, GDR+ .                   241
         880   Nong Shim Company Ltd. ....................                   246
         580   POSCO .....................................                   162
       2,300   POSCO, ADR ................................                   162


                       See Notes to Financial Statements.                     43

INTERNATIONAL GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   SOUTH KOREA (CONTINUED)
      13,750   Pusan Bank ................................           $       211
      33,957   Samsung Electronics Company Ltd. ..........                23,185
      25,300   Samsung Engineering Company Ltd. ..........                 1,082
      14,040   Samsung Fire & Marine Insurance Company
                  Ltd. ...................................                 2,017
       3,630   Samsung Securities Company Ltd. ...........                   228
      25,530   Shinhan Financial Group Company Ltd. ......                 1,272
         760   Shinsegae Company Ltd. ....................                   372
       1,130   SK Corporation ............................                    83
       9,700   SK Telecom Company Ltd., ADR ..............                   259
       9,300   Sungshin Cement Company Ltd. ..............                   170
      20,090   Woori Finance Holdings Company Ltd. .......                   454
                                                                     -----------
                                                                          47,924
                                                                     -----------
   SPAIN - 3.1%
      62,400   Altadis, SA** .............................                 2,962
     506,900   Banco Bilbao Vizcaya Argentaria SA ........                11,198
     573,000   Banco Santander Central Hispano SA** ......                 8,884
      85,000   Iberdrola SA ..............................                 2,769
      61,300   Industria de Diseno Textil SA(Inditex)** ..                 2,494
     235,100   Repsol YPF SA** ...........................                 7,023
     165,274   Telefonica SA .............................                 2,648
                                                                     -----------
                                                                          37,978
                                                                     -----------
   SOUTH AFRICA - 2.8%
      68,100   ABSA Group Ltd. ...........................                 1,344
       8,200   Anglo Platinum Ltd. .......................                   792
       6,800   AngloGold Ashanti Ltd. ....................                   369
      20,700   AngloGold Ashanti Ltd., Sponsored ADR .....                 1,132
      39,000   Aspen Pharmacare Holdings Ltd. ............                   276
     173,300   Aveng Ltd. ................................                   685
      19,100   Barloworld Ltd. ...........................                   419
      74,200   Edgars Consolidated Stores Ltd. ...........                   469
      60,900   Gold Fields Ltd. ..........................                 1,532
     134,000   Harmony Gold Mining Company Ltd.+ .........                 2,206
       7,400   Impala Platinum Holdings Ltd. .............                 1,403
      73,400   Massmart Holdings Ltd. ....................                   718
       9,100   Mittal Steel South Africa Ltd. ............                   106
      42,500   Mr. Price Group Ltd. ......................                   155
     224,153   Murray & Roberts Holdings Ltd. ............                 1,014
     120,258   Mvelaphanda Resources Ltd.+ ...............                   700
       1,800   Naspers Ltd., N Shares ....................                    40
     128,651   Network Healthcare Holdings Ltd. ..........                   218
      16,400   Sappi Ltd. ................................                   235
     428,700   Sasol Ltd. ................................                18,039
     106,700   Standard Bank Group Ltd. ..................                 1,523
      20,800   Truworths International Ltd. ..............                   100
      26,088   Wilson Bayly Holmes-Ovcon Ltd. ............                   260
                                                                     -----------
                                                                          33,735
                                                                     -----------
   MEXICO - 2.2%
     484,400   America Movil SA de CV, Series L, ADR .....                17,879
     634,100   Carso Infraestructura y Construccion SA+ ..                   464
      34,700   Cemex SA de CV, CPO .......................                   235
     294,500   Empresas ICA SA de CV+                                        918
      36,700   Grupo Aeroportuario del Pacifico SA de
                  CV, ADR+ ...............................           $     1,221
      11,932   Grupo Cementos de Chihuahua SA de CV, O
                  Shares .................................                    39
     141,529   Grupo Financiero Banorte SA de CV .........                   369
      64,600   Grupo Financiero Inbursa SA de CV .........                   102
      82,100   Grupo Televisa SA, Sponsored ADR ..........                 1,741
     101,900   Impulsora del Desarrollo y el Empleo en
                  America Latina, SA de CV+ ..............                   101
     100,600   Kimberly-Clark de Mexico, SA de CV, Class A                   355
   1,233,400   Wal-Mart de Mexico SA de CV, Series V .....                 3,516
                                                                     -----------
                                                                          26,940
                                                                     -----------
   TAIWAN - 2.1% ***
     112,400   AU Optronics Corporation, ADR .............                 1,847
      56,493   Cathy Financial Holding Company, Ltd.,
                  GDR ....................................                 1,266
      25,900   Chi Mei Optoelectronics Corporation, GDR ..                   368
      84,000   China Steel Corporation, GDR ..............                 1,697
      26,000   China Steel Corporation, Sponsored GDR ....                   508
     354,000   Fubon Financial Holding Company, Ltd.,
                  GDR ....................................                 3,428
     536,000   Hon Hai Precision Industry Company, Ltd.,
                  GDR ....................................                 7,274
      60,000   Quanta Computer Inc., GDR .................                   529
      47,100   Siliconware Precision Industries Company,
                  ADR ....................................                   330
     808,296   Taiwan Semiconductor Manufacturing Company
                  Ltd., Sponsored ADR ....................                 8,471
      75,100   United Microelectronics Corporation, ADR ..                   283
                                                                     -----------
                                                                          26,001
                                                                     -----------
   AUSTRALIA - 1.9% ***
     326,300   Amcor Ltd. ................................                 1,792
     202,878   Brambles Industries Ltd.** ................                 1,720
     374,145   Foster's Group Ltd. .......................                 1,671
     677,209   Insurance Australia Group Ltd.** ..........                 2,907
      38,042   Macquarie Bank Limited ....................                 2,064
     169,100   Promina Group Ltd. ........................                   729
     125,943   QBE Insurance Group Ltd. ..................                 2,141
     329,460   Rinker Group Ltd. .........................                 5,307
      81,200   Westpac Banking Corporation ...............                 1,549
     269,055   Woolworths Ltd. ...........................                 3,814
                                                                     -----------
                                                                          23,694
                                                                     -----------
   HONG KONG - 1.8% ***
     307,200   Bank of East Asia, Ltd. ...................                 1,284
     950,000   BOC Hong Kong (Holdings) Ltd. .............                 1,961
     318,000   Clear Media Ltd.+ .........................                   394
     762,000   Foxconn International Holdings Ltd.+ ......                 1,641
      86,000   Guangdong Investment Ltd. .................                    36
     836,000   Hang Lung Group Ltd. ......................                 1,989
     850,000   Hang Lung Properties Ltd. .................                 1,710
     911,500   Johnson Electric Holdings Ltd. ............                   770
      17,500   Kingboard Chemical Holdings Ltd. ..........                    46
   1,394,000   Li & Fung Ltd. ............................                 3,308
   2,408,000   PCCW Ltd. .................................                 1,600
     622,000   Shangri-La Asia Ltd. ......................                 1,103
     181,000   Sung Hung Kai Properties Ltd. .............                 2,068
     421,500   Swire Pacific Ltd., Class A ...............                 4,311
                                                                     -----------
                                                                          22,221
                                                                     -----------


44                     See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   BRAZIL - 1.2%
      12,000   All America Latina Logistica ..............           $       762
      29,000   Banco Nossa Caixa SA ......................                   655
      87,000   Companhia de Bebidas das Americas, ADR ....                 3,563
      23,000   Companhia de Concessoes Rodoviarias .......                   201
      40,000   Companhia de Saneamento de Minas Gerais -
                  Copasa MG+ .............................                   403
      10,000   Companhia Siderurgica Nacional SA,
                  Sponsored ADR ..........................                   352
      16,000   Companhia Vale do Rio Doce,
                  Sponsored ADR ..........................                   712
       4,500   Gerdau SA, Sponsored ADR (F) ..............                    78
  11,769,000   Light SA+ .................................                    90
      21,000   Lojas Renner SA ...........................                 1,202
      44,000   Natura Cosmeticos SA ......................                   560
      20,000   Porto Seguro SA ...........................                   406
      12,000   Submarino SA ..............................                   322
      16,500   Telemig Celular Participacoes SA, ADR .....                   719
 130,189,000   Tim Participacoes SA ......................                   580
      49,200   Tim Participacoes SA, ADR .................                 1,892
      27,000   Unibanco - Uniao de Bancos Brasileiros SA,
                  GDR ....................................                 2,142
       5,000   Usinas Siderurgicas de Minas Gerais SA ....                   216
      28,386   Vivo Participacoes SA, ADR+ ...............                   117
                                                                     -----------
                                                                          14,972
                                                                     -----------
   FINLAND - 1.1%
     286,800   Nokia Oyj .................................                 6,531
     123,300   Nokia Oyj, Sponsored ADR ..................                 2,794
     176,200   UPM-Kymmene Oyj ...........................                 4,135
                                                                     -----------
                                                                          13,460
                                                                     -----------
   INDIA - 1.1%
     130,500   ICICI Bank Ltd., Sponsored ADR ............                 3,580
      64,100   Infosys Technologies Ltd., Sponsored ADR ..                 5,041
      43,600   McDowell & Company Ltd., GDR+ .............                   379
      68,624   Ranbaxy Laboratories Ltd., Sponsored GDR ..                   721
      40,300   Reliance Energy Ltd., GDR .................                 1,640
      30,430   Reliance Industries Ltd., Sponsored GDR ...                 1,367
      27,900   Wipro Ltd., ADR ...........................                   399
                                                                     -----------
                                                                          13,127
                                                                     -----------
   CHINA - 1.1% ***
     122,000   Advanced Semiconductor Manufacturing
                  Corporation, Class H+,++ ...............                    30
     220,000   Agile Property Holdings Ltd.+ .............                   170
      96,000   Angang New Steel Company Ltd., Class H ....                    84
     624,000   Anhui Conch Cement Company Ltd., Class H ..                 1,078
     512,000   Beijing Capital International Airport
                  Company Ltd., Class H ..................                   297
      84,000   Beijing Enterprises Holdings Ltd. .........                   184
     555,000   Bio-Treat Technology Ltd. .................                   463
     486,700   BOE Technology Group Company Ltd.,
                  Class B ................................                    80
   2,069,000   China Construction Bank, Class H+ .........                   894
       3,600   China Life Insurance Company Ltd., ADR+ ...                   194
     764,000   China Life Insurance Company Ltd.,
                  Class H+ ...............................                 1,030
     698,000   China Mengniu Dairy Company Ltd. ..........           $       797
      49,000   China Merchants Holdings International
                  Company Ltd. ...........................                   167
     122,500   China Netcom Group Corporation Ltd. .......                   224
     310,000   China Oilfield Services Ltd., Class H .....                   171
     248,000   China Overseas Land & Investment Ltd. .....                   158
     616,000   China Paradise Electronics Retail Ltd.+ ...                   218
     106,000   China Resources Enterprise Ltd. ...........                   227
     272,140   Chongqing Changan Automobile Company Ltd.,
                  Class B ................................                   153
       4,800   Ctrip.com International Ltd., ADR .........                   216
      84,000   Dalian Port (PDA) Company Ltd., Class H+ ..                    47
      52,000   Dalian Port (PDA) Company Ltd.,
                  Class H+,++ ............................                    29
   1,150,000   Dongfeng Motor Corporation Ltd.,
                  Class H+ ...............................                   575
     330,000   GOME Electrical Appliances Holdings Ltd. ..                   285
     606,000   Lenovo Group Ltd. .........................                   227
      86,000   Li Ning Company Ltd. ......................                    97
     187,000   Lianhua Supermarket Holdings Ltd.,
                  Class H ................................                   218
      29,600   NetEase.com Inc., ADR+ ....................                   642
     384,000   Nine Dragons Paper Holdings Ltd.+ .........                   334
   1,174,000   PetroChina Company Ltd., Class H ..........                 1,295
   2,525,000   Semiconductor Manufacturing International
                  Corporation+ ...........................                   384
      11,600   Shanda Interactive Entertainment Ltd.,
                  ADR+ ...................................                   143
     490,000   Shanghai Forte Land Company Ltd., Class
                  H ......................................                   239
     100,000   Shanghai Prime Machinery Company Ltd.,
                  Class H+ ...............................                    37
      66,000   Shanghai Prime Machinery Company Ltd.,
                  Class H+,++ ............................                    25
     416,000   Tsingtao Brewery Company Ltd., Class H ....                   480
     105,000   Weichai Power Company Ltd., Class H .......                   248
      60,500   Weiqiao Textile Company Ltd., Class H .....                    80
     158,000   Wumart Stores, Inc., Class H ..............                   520
      93,000   ZTE Corporation, Class H ..................                   318
                                                                     -----------
                                                                          13,058
                                                                     -----------
   SWEDEN - 1.1%
      92,100   Assa Abloy AB, B Shares** .................                 1,783
     128,100   Atlas Copco AB, Class A** .................                 3,786
      35,400   Sandvik AB ................................                 2,304
       3,700   Scania AB, B Shares** .....................                   172
   1,402,000   Telefonaktiebolaget LM Ericsson, B
                  Shares** ...............................                 4,992
                                                                     -----------
                                                                          13,037
                                                                     -----------
   RUSSIA - 0.9%
       9,300   Evraz Group SA, GDR, S Shares .............                   232
      25,900   Evraz Group SA, GDR, S Shares (F) .........                   648
      61,000   Gazprom, Sponsored ADR (F) ................                 2,770
       4,300   LUKOIL, Sponsored ADR .....................                   389
      12,200   Mining and Metallurgical Company Norilsk
                  Nickel, ADR ............................                 1,549
       9,800   Mobile TeleSystems, Sponsored ADR .........                   320
       3,700   NovaTek OAO, Sponsored GDR Regulation S ...                   135
      48,600   Novolipetsk Steel, GDR+ ...................                 1,081
      11,300   Pyaterochka Holding NV, GDR+ ..............                   215
      41,900   Unified Energy System of Russia, GDR ......                 3,214
      12,100   Vimpel-Communications, Sponsored ADR+ .....                   563
                                                                     -----------
                                                                          11,116
                                                                     -----------


                       See Notes to Financial Statements.                     45

INTERNATIONAL GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   ISRAEL - 0.7%
      56,300   Bank Hapoalim BM ..........................           $       284
      22,671   Mizrahi Tefahot Bank Ltd.+ ................                   152
      48,000   Partner Communications Company Ltd. .......                   407
     149,200   Supersol Ltd. .............................                   447
     182,900   Teva Pharmaceutical Industries Ltd.,
                  Sponsored ADR ..........................                 7,407
                                                                     -----------
                                                                           8,697
                                                                     -----------
   SINGAPORE - 0.7% ***
     149,000   DBS Group Holdings Ltd.** .................                 1,678
   3,252,675   Singapore Telecommunications Ltd.++ .......                 5,627
     122,000   United Overseas Bank Ltd.** ...............                 1,258
                                                                     -----------
                                                                           8,563
                                                                     -----------
   INDONESIA - 0.7% ***
     615,500   PT Bank Central Asia Tbk ..................                   306
   6,236,500   PT Bank Mandiri ...........................                 1,363
   1,430,000   PT Bank Rakyat Indonesia ..................                   753
     503,500   PT Ciputra Surya Tbk ......................                    45
      41,000   PT Jaya Real Property Tbk .................                    16
     660,500   PT Medco Energi Internasional Tbk .........                   361
     786,500   PT Ramayana Lestari Sentosa Tbk ...........                    81
      74,000   PT Summarecon Agung Tbk ...................                    10
   6,343,500   PT Telekomunikasi Indonesia ...............                 5,452
                                                                     -----------
                                                                           8,387
                                                                     -----------
   IRELAND - 0.5%
      93,268   CRH PLC ...................................                 3,430
     171,200   Depfa Bank PLC ............................                 3,214
                                                                     -----------
                                                                           6,644
                                                                     -----------
   TURKEY - 0.5%
     211,074   Akbank T.A.S ..............................                 1,756
      33,523   Anadolu Efes Biracilik ve Malt Sanayii
                  AS .....................................                 1,122
      91,214   Dogan Yayin Holding AS+ ...................                   462
      81,975   Hurriyet Gazetecilik ve Matbaacilik AS ....                   301
      62,857   Koc Holding AS ............................                   344
      39,544   Selcuk Ecza Deposu Ticaret ve Sanayi AS+ ..                   200
     154,632   Turkiye Garanti Bankasi AS ................                   637
     144,895   Turkiye Is Bankasi, Class C ...............                 1,216
                                                                     -----------
                                                                           6,038
                                                                     -----------
   MALAYSIA - 0.5% ***
     726,900   Airasia BHD+ ..............................                   351
     548,100   Bumiputra-Commerce Holdings BHD ...........                   953
     145,000   EON Capital BHD ...........................                   252
      17,100   Genting BHD ...............................                   120
     481,700   IJM Corporation BHD .......................                   777
     169,700   IOI Corporation BHD .......................                   665
      61,900   Malakoff BHD ..............................                   167
      30,800   Malayan Banking BHD .......................                    94
      54,500   Maxis Communications BHD ..................                   131
      98,800   MISC BHD (F) ..............................                   240
     301,100   MK Land Holdings BHD ......................                    68
     105,000   Resorts World BHD .........................           $       388
     109,600   Road Builder (M) Holdings BHD .............                    68
     469,200   SP Setia BHD ...............................                  484
      98,900   Tenaga Nasional BHD .......................                   233
     142,700   Transmile Group BHD .......................                   520
     195,100   UMW Holdings BHD ..........................                   396
                                                                     -----------
                                                                           5,907
                                                                     -----------
   BELGIUM - 0.4%
      31,200   Fortis ....................................                 1,171
      63,600   SES GLOBAL, FDR ...........................                 1,023
      51,400   UCB Group SA ..............................                 2,647
                                                                     -----------
                                                                           4,841
                                                                     -----------
   THAILAND - 0.4% ***
     476,300   Bank of Ayudhya PCL, NVDR .................                   237
      55,500   Banpu Public Comany Ltd., NVDR ............                   225
     254,200   Electricity Generating PCL, NVDR ..........                   566
     472,100   Kasikornbank PCL, (F) .....................                   855
      95,300   Kiatnakin Bank PCL, NVDR ..................                    89
   2,281,500   Krung Thai Bank PCL, (F) ..................                   748
     125,800   Ratchaburi Electricity Generating Holding
                  PCL, (F) ...............................                   130
      29,300   Siam Cement PCL, NVDR .....................                   186
      56,600   Siam City Cement PCL, (F) .................                   407
     148,700   Thai Airways International PCL, (F) .......                   196
     232,000   Thanachart Capital PCL, NVDR ..............                    99
     144,900   TISCO Bank PCL, (F) .......................                   111
     554,600   TISCO Bank PCL, NVDR ......................                   421
                                                                     -----------
                                                                           4,270
                                                                     -----------
   EGYPT - 0.3%
      62,800   Commercial International Bank, GDR ........                   770
      12,000   Mobinil (Egyptian Mobile Phone Network) ...                   329
      36,900   Orascom Construction Industries, GDR ......                 3,077
                                                                     -----------
                                                                           4,176
                                                                     -----------
   ITALY - 0.3%
     322,200   Banca Intesa SpA** ........................                 1,910
      70,550   Eni SpA ...................................                 2,154
                                                                     -----------
                                                                           4,064
                                                                     -----------
   AUSTRIA - 0.3%
      23,600   Erste Bank der Oesterreichischen Sparkassen
                  AG** ...................................                 1,432
      11,900   Raiffeisen International Bank Holding
                  AG+** ..................................                 1,037
      58,808   Telekom Austria AG ........................                 1,443
                                                                     -----------
                                                                           3,912
                                                                     -----------
   DENMARK - 0.3%
      51,800   Novo Nordisk A/S, Class B .................                 3,364
                                                                     -----------
   NORWAY - 0.2%
     127,700   DnB NOR ASA** ..............................                1,771
      76,713   Norske Skogindustrier ASA** ................                1,182
                                                                     -----------
                                                                           2,953
                                                                     -----------


46                     See Notes to Financial Statements.

INTERNATIONAL GROWTH FUND

April 30, 2006 (unaudited)

                                                                        VALUE
SHARES                                                                  (000S)
------                                                               -----------
COMMON STOCKS (CONTINUED)
   GREECE - 0.2%
      52,000   Opap SA ...................................           $     1,922
                                                                     -----------
   UNITED STATES - 0.1%
       1,400   Freeport-McMoRan Copper & Gold, Inc.,
                  Class B ................................                    90
       8,400   Net 1 UEPS Technologies, Inc.+ ............                   264
      60,197   News Corporation (F), CDI .................                 1,036
      11,400   Zoran Corporation+ ........................                   313
                                                                     -----------
                                                                           1,703
                                                                     -----------
   LUXEMBOURG - 0.1%
      20,000   Ternium SA, Sponsored ADR+ ................                   534
                                                                     -----------
   UNITED ARAB EMIRATES - 0.0%
      37,400   Kingdom Hotels Investments, GDR+ ..........                   328
                                                                     -----------
   OMAN - 0.0%
      26,950   Bank Muscat SAOG, GDR .....................                   268
                                                                     -----------
   PHILIPPINES - 0.0% ***
       8,800   Ayala Corporation .........................                    61
      42,700   SM Investments Corporation ................                   190
                                                                     -----------
                                                                             251
                                                                     -----------
   CHILE - 0.0%
      19,000   Enersis SA, Sponsored ADR .................                   232
                                                                     -----------
   HUNGARY - 0.0%
      15,500   Magyar Telekom Telecommunications .........                    71
                                                                     -----------
               Total Common Stocks
                  (Cost $861,049) ........................             1,183,348
                                                                     -----------
PREFERRED STOCKS - 0.4%
   BRAZIL - 0.4%
       4,300   Banco Itau Holding Financeira SA ..........                   138
       9,000   Bradespar SA++ ............................                   356
       4,000   Companhia de Bebidas das Americas, ADR ....                   185
   4,674,000   Companhia Energetica de Minas Gerais ......                   223
       4,410   Duratex S.A.++ ............................                    95
      14,000   Duratex S.A ...............................                   300
     437,000   Itausa - Investimentos Itau SA ............                 2,006
   1,286,000   Lojas Americanas SA .......................                    53
       9,300   Suzano Petroquimica SA ....................                    17
      22,000   Usinas Siderurgicas de Minas Gerais SA,
                  Class A ................................                   835
      18,276   Vivo Participacoes SA+ ....................                    74
                                                                     -----------
                                                                           4,282
                                                                     -----------
   CHILE - 0.0%
      35,200   Embotelladora Andina SA, Class A, ADR .....                   482
                                                                     -----------
   SOUTH KOREA - 0.0% ***
         900   Samsung Electronics Company Ltd. ..........                   488
               Total Preferred Stocks (Cost $4,618) ......                 5,252
                                                                     -----------
RIGHTS - 0.0%
   (Cost $0)
   SWITZERLAND - 0.0%
     121,291   Swiss Reinsurance Company+ ................           $         0
                                                                     -----------

  PRINCIPAL
   AMOUNT
   (000S)
------------
FOREIGN BONDS AND NOTES - 0.1%
$         37   Dominican Republic, 9.500% due
                  09/27/2011++ ...........................                    40
         165   Federal Republic of Brazil, Note,
                  8.000% due 01/15/2018 ..................                   179
         400   Mexican Fixed Rate Bonds,
                  8.000% due 12/07/2023 ..................                    34
       1,236   Republic of Argentina, Note,
                  5.830% due 12/31/2033 ..................                   525
          30   Republic of Peru,
                  9.875% due 02/06/2015 ..................                    36
          40   Republic of Venezuela, Bond,
                  9.250% due 09/15/2027 ..................                    50
          50   Russian Federation, Bond,
                  5.000% due 03/31/2030 ..................                    54
          60   Turkey Government Bond,
                  20.000% due 10/17/2007 .................                    50
                                                                     -----------
               Total Foreign Bonds and Notes
                  (Cost $959) ............................                   968
                                                                     -----------
REPURCHASE AGREEMENT - 3.1%
   (Cost $37,868)
      37,868   Agreement with Credit Suisse First Boston
                  Corporation, 4.660% dated 04/28/2006, to
                  be repurchased at $37,883,000 on
                  05/01/2006 (collateralized by U.S.
                  Treasury obligations, having various
                  interest rates and maturities, market
                  value $38,673,000) .....................                37,868
                                                                     -----------
SHORT-TERM INVESTMENT - 15.6%
   (Cost $191,138)
     191,138   Mellon GSL DBT II Collateral Fund+++ ......               191,138
                                                                     -----------
TOTAL INVESTMENTS (Cost $1,095,632*) .....................   115.6%    1,418,574
OTHER ASSETS (LIABILITIES) (NET) .........................   (15.6)    (191,027)
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $ 1,227,547
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at April 30, 2006, and have an aggregate market value of $184,042,000, representing 15.0% of the total net assets of the Fund (collateral value $191,138,000). (See Note 7 to Financial Statements.)

*** Investments in areas of the Pacific Rim at April 30, 2006 are 37.4% of the total net assets of the Fund.

+    Non-income producing security.

++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++  Represents investment purchased with cash collateral for securities loaned.

# Security is restricted and illiquid. It was acquired on October 30, 2001, and has a value of $0.00 per Fund share at April 30, 2006.


                       See Notes to Financial Statements.                     47

INTERNATIONAL GROWTH FUND

April 30, 2006 (unaudited)

             SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

             FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                        CONTRACTS TO RECEIVE                   NET
                               (000S)                      UNREALIZED
             -----------------------------------------    APPRECIATION/
EXPIRATION         LOCAL      VALUE IN   IN EXCHANGE     (DEPRECIATION)
   DATE          CURRENCY      U.S. $     FOR U.S. $      OF CONTRACTS
----------     ------------   --------   -----------     --------------
5/2/06         AUD      136       104         103             $  1
5/2/06         CAD       20        18          18               --
5/2/06         EUR      548       691         682                9
5/2/06         GBP      115       211         206                5
5/2/06         HKD      140        18          18               --
5/2/06         JPY   16,974       149         149               --
5/2/06         ZAR      409        68          68               --
5/3/06         EUR      176       223         222                1
5/3/06         GBP       20        37          37               --
5/3/06         HKD    1,163       150         150               --
5/4/06         EUR      447       564         564               --
5/4/06         GBP      130       237         237               --
5/4/06         ZAR      527        88          87                1
5/8/06         ZAR    1,272       212         212               --
6/14/06        GBP    2,109     3,848       3,660              188
6/26/06        GBP    2,112     3,855       3,602              253
7/21/06        AUD    4,852     3,681       3,584               97
                                                              ----
                                                              $555
                                                              ====

             FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                        CONTRACTS TO DELIVER                    NET
                               (000S)                       UNREALIZED
             ------------------------------------------    APPRECIATION/
EXPIRATION          LOCAL      VALUE IN   IN EXCHANGE     (DEPRECIATION)
   DATE           CURRENCY      U.S. $     FOR U.S. $      OF CONTRACTS
----------      ------------   --------   -----------     --------------
5/1/06          JPY    9,788        86          85            $  (1)
5/2/06          CHF       84        67          66               (1)
5/2/06          EUR       27        34          34               --
5/2/06          HKD       36         5           5               --
5/3/06          EUR      155       195         194               (1)
5/3/06          ZAR       77        13          13               --
5/5/06          ZAR      222        37          36               (1)
5/8/06          JPY   22,495       198         198               --
6/14/06         CHF    4,723     3,828       3,660             (168)
6/26/06         CHF    4,757     3,859       3,602             (257)
7/7/06          ZAR    3,006       498         495               (3)
7/19/06         ZAR    2,759       457         446              (11)
7/21/06         EUR    2,910     3,691       3,584             (107)
                                                              -----
                                                              $(550)
                                                              -----
Net Unrealized Appreciation of Forward Foreign Currency
   Contracts                                                 $    5
                                                              =====

AT APRIL 30, 2006, SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                                   % OF         VALUE
SECTOR DIVERSIFICATION                          NET ASSETS     (000S)
----------------------                          ----------   ----------
COMMON STOCKS:
Banks .......................................      17.5%     $  214,622
Materials ...................................      10.4         127,654
Telecommunication Services ..................       8.2         100,072
Pharmaceuticals & Biotechnology .............       6.9          84,294
Capital Goods ...............................       6.3          77,470
Energy ......................................       5.7          69,918
Semiconductors & Semiconductor Equipment ....       4.4          54,025
Insurance ...................................       3.8          46,152
Food, Beverage & Tobacco ....................       3.6          43,694
Automobiles & Components ....................       3.5          43,523
Diversified Financials ......................       2.8          33,908
Utilities ...................................       2.5          30,670
Electronic Equipment & Instruments ..........       2.3          28,285
Retailing ...................................       2.2          27,333
Internet Software & Services ................       2.0          24,663
Consumer Durables & Apparel .................       2.0          24,388
Real Estate Investment Trusts (REITs) .......       1.9          23,422
Media .......................................       1.8          22,220
Transportation ..............................       1.7          21,030
Commercial Services & Supplies ..............       1.6          20,165
Communications Equipment ....................       1.3          16,276
Other .......................................       4.0          49,564
                                                  -----      ----------
TOTAL COMMON STOCKS .........................      96.4       1,183,348
PREFERRED STOCK .............................       0.4           5,252
RIGHTS ......................................       0.0               0
FOREIGN BONDS AND NOTES .....................       0.1             968
REPURCHASE AGREEMENT ........................       3.1          37,868
SHORT-TERM INVESTMENT .......................      15.6         191,138
                                                  -----      ----------
TOTAL INVESTMENTS ...........................     115.6       1,418,574
OTHER ASSETS (LIABILITIES) (NET) ............     (15.6)       (191,027)
                                                  -----      ----------
NET ASSETS ..................................     100.0%     $1,227,547
                                                  =====      ==========

                                GLOSSARY OF TERMS

ADR  -- American Depositary Receipt
AUD  -- Australian Dollar
BHD  -- Bahraini Dollar
CAD  -- Canadian Dollar
CDI  -- CHESS Depositary Interest
CHF  -- Swiss Franc
CPO  -- Ordinary Participation Certificate
EUR  -- Euro
(F)  -- Foreign Shares
FDR  -- Fiduciary Depositary Receipt
GBP  -- Great Britain Pound Sterling
GDR  -- Global Depositary Receipt
HKD  -- Hong Kong Dollar
JPY  -- Japanese Yen
NVDR -- Non-Voting Depositary Receipt
ZAR  -- South African Rand


48                     See Notes to Financial Statements.

Portfolio of Investments

SHORT TERM INCOME FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES - 56.8%
   FINANCIAL SERVICES - 10.9%
$      6,000   Berkshire Hathaway Inc., Note,
                  3.375% due 10/15/2008 ..................           $     5,752
       1,500   CIT Group Inc., Sr. Note,
                  7.375% due 04/02/2007 ..................                 1,528
       3,750   Countrywide Home Loans, Inc., Company .....
                  Guarantee, Series K,
                  5.500% due 02/01/2007 ..................                 3,753
       2,500   Goldman Sachs Group, Inc., Note,
                  4.125% due 01/15/2008 ..................                 2,453
               Household Finance Corporation, Note: ......
       3,500      5.750% due 01/30/2007 ..................                 3,513
       1,500      7.875% due 03/01/2007 ..................                 1,530
       2,000   Nuveen Investments, Inc., Sr. Note,
                  5.000% due 09/15/2010 ..................                 1,927
       3,500   Rollins Truck Leasing Corporation, Deb.,
                  8.375% due 02/15/2007 ..................                 3,578
       4,000   SLM Corporation, MTN,
                  4.000% due 01/15/2009 ..................                 3,848
                                                                     -----------
                                                                          27,882
                                                                     -----------
   BANKS - 8.8%
       5,750   Fifth Third Bank, Note,
                  2.700% due 01/30/2007 ..................                 5,635
       3,000   JPMorgan Chase & Company, Note,
                  5.350% due 03/01/2007 ..................                 3,002
       3,500   MBNA America Bank N.A., Note,
                  6.500% due 06/20/2006 ..................                 3,506
       5,000   SB Treasury Company LLC, Bond,
                  9.400% to 06/30/2008;
                  10.925% due 12/29/2049** ...............                 5,364
       5,000   U.S. Bank N.A., Note,
                  2.850% due 11/15/2006 ..................                 4,938
                                                                     -----------
                                                                          22,445
                                                                     -----------
   REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 6.3%
       4,000   CPG Partners LP, Note,
                  3.500% due 03/15/2009 ..................                 3,799
       4,250   Developers Diversified Realty Corporation,
                  Sr. Note,
                  6.625% due 01/15/2008 ..................                 4,321
       4,000   Duke-Weeks Realty Corporation, Note,
                  7.375% due 08/01/2007 ..................                 4,087
       3,750   EOP Operating LP, Note,
                  7.750% due 11/15/2007 ..................                 3,871
                                                                     -----------
                                                                          16,078
                                                                     -----------
   CABLE TV - 4.3%
       4,000   AOL Time Warner Inc., Note,
                  6.150% due 05/01/2007 ..................                 4,029
       4,000   Cox Enterprises, Inc., Note,
                  4.375% due 05/01/2008** ................                 3,888
       3,000   Univision Communications Inc., Company
                  Guarantee,
                  7.850% due 07/15/2011 ..................                 3,134
                                                                     -----------
                                                                          11,051
                                                                     -----------
   GAMING/LEISURE - 4.1%
$      5,750   Carnival Corporation, Company Guarantee,
                  3.750% due 11/15/2007 ..................           $     5,608
       5,000   Harrah's Operating Company, Inc., Company
                  Guarantee,
                  5.500% due 07/01/2010 ..................                 4,946
                                                                     -----------
                                                                          10,554
                                                                     -----------
   UTILITIES - 3.9%
       4,000   Constellation Energy Group, Inc., Note,
                  6.350% due 04/01/2007 ..................                 4,030
       1,650   Pacific Gas & Electric Company, First
                  Mortgage, 3.600% due 03/01/2009 ........                 1,572
       1,650   Sempra Energy, Note,
                  4.750% due 05/15/2009 ..................                 1,616
       2,750   Texas-New Mexico Power Company, Sr. Note,
                  6.250% due 01/15/2009 ..................                 2,774
                                                                     -----------
                                                                           9,992
                                                                     -----------
   HEALTH CARE - 3.6%
       5,500   Amgen Inc., Sr. Note,
                  4.000% due 11/18/2009 ..................                 5,255
       4,000   Cardinal Health, Inc., Note,
                  6.250% due 07/15/2008 ..................                 4,063
                                                                     -----------
                                                                           9,318
                                                                     -----------
   AUTO MANUFACTURING & PARTS - 3.5%
       4,000   Ford Motor Credit Company, Note,
                  6.500% due 01/25/2007 ..................                 3,976
       5,000   Toyota Motor Credit Corporation, Note,
                  5.650% due 01/15/2007 ..................                 5,013
                                                                     -----------
                                                                           8,989
                                                                     -----------
   SERVICES - 2.5%
       3,500   PHH Corporation, Note,
                  6.000% due 03/01/2008 ..................                 3,522
       3,000   Sealed Air Corporation, Conv. Sr. Note,
                  3.000% due 06/30/2033** ................                 2,857
                                                                     -----------
                                                                           6,379
                                                                     -----------
   TELECOMMUNICATIONS - 1.9%
       1,500   TELUS Corporation, Note,
                  7.500% due 06/01/2007 ..................                 1,532
       3,500   Verizon Global Funding Corporation, Note,
                  4.000% due 01/15/2008 ..................                 3,422
                                                                     -----------
                                                                           4,954
                                                                     -----------
   BUILDING PRODUCTS - 1.9%
       4,750   Mohawk Industries, Inc., Note, Series D,
                  7.200% due 04/15/2012 ..................                 4,944
                                                                     -----------
   INFORMATION TECHNOLOGY - 1.7%
       4,250   Cisco Systems, Inc., Note,
                  5.250% due 02/22/2011 ..................                 4,212
                                                                     -----------


                       See Notes to Financial Statements.                     49

SHORT TERM INCOME FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES (CONTINUED)
   AIRLINES - 1.6%
$      4,000   Southwest Airlines Company, Pass-through
                  Certificates,
                  5.496% due 11/01/2006 ..................           $     4,008
                                                                     -----------
   DIVERSIFIED MANUFACTURING - 0.8%
       2,000   United Technologies Corporation, Note,
                  4.375% due 05/01/2010 ..................                 1,926
                                                                     -----------
   FOOD - 0.6%
       1,500   CVS Corporation, Note,
                  4.000% due 09/15/2009 ..................                 1,431
                                                                     -----------
   AEROSPACE/DEFENSE - 0.4%
       1,000   Boeing Capital Corporation, Sr. Note,
                  5.650% due 05/15/2006 ..................                 1,000
                                                                     -----------
               Total Corporate Bonds and Notes
                  (Cost $147,884) ........................               145,163
                                                                     -----------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CMOS) - 14.9%
       4,000   Banc of America Mortgage Securities, Inc.,
                  Pass-through Certificates, Series
                  2003-6, Class 1A30,
                  4.750% due 08/25/2033 ..................                 3,870
       4,223   Cendant Mortgage Corporation, Series
                  2003-3P, Class A1,
                  5.500% due 04/25/2020** ................                 4,170
       4,604   Chase Mortgage Finance Corporation, Series
                  2005-S1, Class 1A8,
                  5.500% due 05/25/2035 ..................                 4,553
       2,375   Credit Suisse First Boston Mortgage
                  Securities Corporation, Pass-through
                  Certificates, Series 2003-29, Class 4A1,
                  6.000% due 12/25/2033 ..................                 2,378
               Federal Home Loan Mortgage Corporation:
       2,994      Series 2442, Class PG,
                  6.000% due 06/15/2030 ..................                 3,011
       2,333      Series 2552, Class KB,
                  4.250% due 06/15/2027 ..................                 2,308
       1,732      Series 2575, Class LM,
                  4.500% due 05/15/2032 ..................                 1,682
       5,000      Series 2811, Class NU,
                  4.500% due 05/15/2030 ..................                 4,760
               Federal National Mortgage Association:
         871      Series 2002-58, Class HB,
                  5.500% due 11/25/2015 ..................                   870
       4,898      Series 2005-100, Class QA,
                  5.000% due 11/25/2035 ..................                 4,821
       2,317   Government National Mortgage Association,
                  Series 2002-70, Class PA,
                  4.500% due 08/20/2032 ..................                 2,215
       3,425   GSR Mortgage Loan Trust, Pass-through
                  Certificates, Series 2005-1F, Class 2A1,
                  6.000% due 02/25/2035 ..................                 3,404
                                                                     -----------
               Total CMOs
                  (Cost $39,048) .........................                38,042
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
            Federal Home Loan Bank:
$      4,000      Bond,
                  1.875% due 06/15/2006 ..................           $     3,984
       4,827      Series 00-0606, Class Y,
                  5.270% due 12/28/2012 ..................                 4,758
               Federal Home Loan Mortgage Corporation:
       3,500      Bond,
                  3.250% due 02/25/2008 ..................                 3,384
       1,000   Note,
                  4.125% due 07/12/2010 ..................                   959
               Federal National Mortgage Association:
                  Note:
       4,000      4.250% due 07/15/2007 ..................                 3,958
       3,000      3.000% to 07/16/2006;
                  5.800% due 07/16/2013 ..................                 2,960
       5,000   Sub. Note,
               4.000% due 09/02/2008 .....................                 4,866
                                                                     -----------
               Total U.S. Government Agency Obligations
                  (Cost $25,343) .........................                24,869
                                                                     -----------
U.S. TREASURY NOTES - 6.4%
       6,000   2.000% due 05/15/2006 .....................                 5,995
       6,000   2.625% due 03/15/2009 .....................                 5,642
       5,000   3.250% due 08/15/2008 .....................                 4,827
                                                                     -----------
               Total U.S. Treasury Notes
                  (Cost $16,661)                                          16,464
                                                                     -----------
ASSET-BACKED SECURITIES (ABSS) - 4.8%
       2,522   Atlantic City Electric Transition
                  Funding LLC, Series 2003-1, Class A1,
                  2.890% due 07/20/2011 ..................                 2,428
       5,000   Capital One Multi-Asset Execution Trust,
                  Series 2003-A6, Class A6,
                  2.950% due 08/17/2009 ..................                 4,955
         120   Green Tree Financial Corporation,
                  Series 1995-6, Class B1,
                  7.700% due 09/15/2026 ..................                   106
       4,750   WFS Financial Owner Trust, Series 2004-3,
                  Class A4,
                  3.930% due 02/17/2012 ..................                 4,656
                                                                     -----------
               Total ABSs
                  (Cost $12,388) .........................                12,145
                                                                     -----------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES - 1.4%
      ADJUSTABLE RATE MORTGAGE-BACKED
         SECURITIES (ARMS) - 0.5%
          78   Federal Home Loan Mortgage Corporation
               (FHLMC),
                  3.756% due 11/01/2021+ .................                    79
               Federal National Mortgage
                  Association (FNMA):
       1,174      4.646% due 11/01/2032+ .................                 1,178
          30      4.807% due 01/01/2019+ .................                    30
          48      5.000% due 11/01/2035+ .................                    47
           6      5.540% due 11/01/2022+ .................                     7
           9      5.610% due 04/01/2019+ .................                     9


50                     See Notes to Financial Statements.

SHORT TERM INCOME FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES (CONTINUED)
      ADJUSTABLE RATE MORTGAGE-BACKED
         SECURITIES (ARMS) (CONTINUED)
$         19   5.875% due 11/01/2021+ ....................           $        19
                                                                     -----------
               Total ARMs
                  (Cost $1,416) ..........................                 1,369
                                                                     -----------
   FEDERAL HOME LOAN MORTGAGE
      CORPORATION (FHLMC) - 0.5%
       1,121   6.000% due 04/01/2017-05/01/2017 ..........                 1,135
          21   9.500% due 08/01/2016 .....................                    22
                                                                     -----------
               Total FHLMC
                  (Cost $1,161) ..........................                 1,157
                                                                     -----------
   FEDERAL NATIONAL MORTGAGE
      ASSOCIATION (FNMA) - 0.3%
         567   6.500% due 01/01/2012-01/01/2014 ..........                   579
          34   8.500% due 11/01/2017 .....................                    36
          21   10.000% due 05/01/2022 ....................                    23
                                                                     -----------
               Total FNMA
                  (Cost $623)                                                638
                                                                     -----------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (GNMA) - 0.1%
           5   8.000% due 03/15/2012 .....................                     6
           6   9.000% due 04/20/2025 .....................                     7
         135   10.000% due 01/15/2019-02/15/2019 .........                   149
         127   11.000% due 02/15/2010-08/15/2020 .........                   140
                                                                     -----------
               Total GNMA
                  (Cost $294) ............................                   302
                                                                     -----------
               Total U.S. Government Agency
                  Mortgage-Backed Securities
                  (Cost $3,494) ..........................                 3,466
                                                                     -----------
   COMMERCIAL MORTGAGE-BACKED
      SECURITIES (CMBS) - 0.4%
      (Cost $888)
         888   GMAC Commercial Mortgage
                  Securities Inc., Series 1999-CTL1,
                  Class A, 7.150% due 12/15/2016** .......                   900
                                                                     -----------
   REPURCHASE AGREEMENT - 4.8%
      (Cost $12,395)
      12,395   Agreement with Credit Suisse First
                  Boston Corporation, 4.660% dated 04/28/2006,
                  to be repurchased at $12,400,000 on
                  05/01/2006 (collateralized by
                  U.S. Treasury obligations, having
                  various interest rates and maturities,
                  market value $12,659,000) ..............                12,395
                                                                     -----------
TOTAL INVESTMENTS++ (Cost $258,101*) .....................    99.2%      253,444
OTHER ASSETS (LIABILITIES) (NET) .........................     0.8         2,130
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $   255,574
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+ Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2006.

++   All securities segregated as collateral for futures contracts.

                                                                    UNREALIZED
NUMBER OF                                                 VALUE    APPRECIATION
CONTRACTS                                                 (000S)      (000S)
---------                                                -------   ------------
FUTURES CONTRACTS-SHORT POSITION
100         U.S. 5 Year Treasury Note, June 2006 .....   $10,416        $37
                                                         =======        ===

                                GLOSSARY OF TERMS

MTN -- Medium-Term Note


                       See Notes to Financial Statements.                     51

Portfolio of Investments

U.S. GOVERNMENT SECURITIES FUND

April 30, 2006 (unaudited)

 PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES - 68.6%
   FEDERAL HOME LOAN MORTGAGE
      CORPORATION (FHLMC) - 33.6%
$     15,431   4.000% due 08/01/2018 .....................           $    14,398
      82,792   4.500% due 04/01/2018-06/01/2035 ..........                77,543
     199,474   5.000% due 04/01/2018-10/01/2035 ..........               189,210
     199,085   5.500% due 11/01/2018-10/01/2035 ..........               194,299
      81,421   6.000% due 04/01/2017-02/01/2035 ..........                81,398
      26,637   6.500% due 02/01/2011-01/01/2032 ..........                27,288
       7,928   7.000% due 07/01/2024-04/01/2032 ..........                 8,169
       3,394   7.500% due 12/01/2006-02/01/2031 ..........                 3,500
         136   8.000% due 12/01/2030 .....................                   144
         416   8.500% due 04/01/2019-07/01/2029 ..........                   444
          20   8.750% due 01/01/2013 .....................                    21
          77   9.000% due 12/01/2008-08/01/2022 ..........                    81
          36   9.500% due 06/01/2016-04/01/2017 ..........                    39
                                                                     -----------
               Total FHLMC
                  (Cost $620,033) ........................               596,534
                                                                     -----------
   FEDERAL NATIONAL MORTGAGE
      ASSOCIATION (FNMA) - 30.0%
      36,456   4.500% due 12/01/2018-11/01/2019 ..........                34,793
     111,062   5.000% due 04/01/2018-06/01/2035 ..........               107,079
     243,997   5.500% due 02/01/2009-10/01/2035 ..........               237,712
      90,029   6.000% due 12/01/2016-10/01/2035 ..........                89,982
      54,629   6.500% due 09/01/2024-02/01/2036 ..........                55,729
       5,528   7.000% due 06/01/2010-07/01/2032 ..........                 5,703
       1,692   7.500% due 12/01/2024-02/01/2030 ..........                 1,769
         211   8.000% due 05/01/2022-01/01/2025 ..........                   215
          35   8.500% due 02/01/2023-09/01/2025 ..........                    36
         302   9.000% due 03/01/2017-09/01/2030 ..........                   331
                                                                     -----------
               Total FNMA
                  (Cost $552,494) ........................               533,349
                                                                     -----------
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (GNMA) - 5.0%
      40,894   5.500% due 07/20/2033-03/20/2034 ..........                40,012
      31,350   6.000% due 04/20/2026-08/15/2034 ..........                31,478
      11,098   6.500% due 03/15/2024-05/20/2034 ..........                11,338
         113   6.800% due 04/20/2025 .....................                   116
       2,287   7.000% due 07/15/2008-06/20/2031 ..........                 2,373
       2,079   7.500% due 03/15/2024-11/15/2029 ..........                 2,181
          89   7.750% due 12/15/2029 .....................                    94
         134   8.000% due 04/15/2022 .....................                   142
         439   9.000% due 11/15/2021 .....................                   473
         897   9.500% due 04/15/2016-08/15/2021 ..........                   986
          10   13.500% due 09/15/2014-12/15/2014 .........                    12
                                                                     -----------
               Total GNMA
                  (Cost $91,518) .........................                89,205
                                                                     -----------
   ADJUSTABLE RATE MORTGAGE-BACKED
      SECURITIES (ARMS) - 0.0%
      (Cost $85)
$         85   Federal National Mortgage Association,
                  6.528% due 03/01/2028+ .................           $        86
                                                                     -----------
               Total U.S. Government Agency
                  Mortgage-Backed Securities
                  (Cost $1,264,130) ......................             1,219,174
                                                                     -----------
   COLLATERALIZED MORTGAGE
      OBLIGATIONS (CMOS) - 20.0%
               Banc of America Mortgage Securities, Inc.,
                  Pass-through Certificates:
      21,500      Series 2003-6, Class 1A30,
                  4.750% due 08/25/2033 ..................                20,801
      14,125      Series 2004-4, Class 2A1,
                  5.500% due 05/25/2034                                   13,337
      21,000   Chase Mortgage Finance Corporation,
                  Series 2005-S1, Class 1A15,
                  6.000% due 05/25/2035 ..................                20,750
       5,612   Countrywide Alternative Loan Trust,
                  Series 2003-13T1, Class A1,
                  4.000% due 08/25/2033 ..................                 5,478
               Countrywide Home Loans:
      18,715      Series 2003-50, Class A1,
                  5.000% due 11/25/2018 ..................                18,124
      21,500      Series 2004-4, Class A5,
                  5.250% due 05/25/2034 ..................                20,129
               Credit Suisse First Boston Mortgage
                  Securities Corporation,
                  Pass-through Certificates:
      12,864      Series 2003-11, Class 1A3,
                  4.500% due 06/25/2033 ..................                12,630
       8,039      Series 2003-29, Class 4A1,
                  6.000% due 12/25/2033 ..................                 8,048
      11,620      Series 2003-8, Class 1A1,
                  5.750% due 04/25/2033 ..................                11,345
               Federal Home Loan Mortgage
                  Corporation:
         213      Series 1049, Class F,
                  5.650% due 02/15/2021++ ................                   213
         724      Series 1981, Class C,
                  6.500% due 08/15/2027 ..................                   732
       7,447      Series 2435, Class GE,
                  6.500% due 06/15/2031 ..................                 7,558
       3,293      Series 2442, Class PG,
                  6.000% due 06/15/2030 ..................                 3,312
      19,445      Series 2449, Class ND,
                  6.500% due 05/15/2030                                   19,658
      12,122      Series 2481, Class VC,
                  6.000% due 06/15/2017 ..................                12,255
       9,000      Series 2551, Class QK,
                  5.500% due 01/15/2033 ..................                 8,701
       5,889      Series 2575, Class LM,
                  4.500% due 05/15/2032 ..................                 5,719
      26,023      Series 2634, Class IN,
                  5.000% due 09/15/2027 ..................                 2,994
      25,000      Series 2981, Class PC,
                  5.500% due 10/15/2031 ..................                24,389


52                     See Notes to Financial Statements.

U.S. GOVERNMENT SECURITIES FUND

April 30, 2006 (unaudited)

  PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CMOS) (CONTINUED)
               Federal National Mortgage Association:
$      7,000      Grantor Trust, Series 2000-T5, Class B,
                  7.300% due 05/25/2010 ..................           $     7,497
      10,610      Series 2002-16, Class TM,
                  7.000% due 04/25/2032 ..................                10,908
      21,000      Series 2002-86, Class JC,
                  5.500% due 02/25/2032 ..................                20,484
      17,847      Series 2003-58, Class PI,
                  5.000% due 02/25/2027 ..................                 1,129
         488      Trust 259 STRIP,
                  7.000% due 04/01/2024 ..................                   119
               Federal National Mortgage Association,
                  REMIC, Pass-through Certificates:
         112      Series 1990-49, Class G,
                  9.000% due 05/25/2020 ..................                   118
          40      Series 1993-162, Class E,
                  6.000% due 08/25/2023 ..................                    40
         100      Series 1997-32, Class FA,
                  5.444% due 04/25/2027++ ................                   102
               GSR Mortgage Loan Trust,
                  Pass-through Certificates:
       9,313      Series 2003-4F, Class 2A3,
                  5.000% due 05/25/2033 ..................                 9,252
      15,072      Series 2005-1F, Class 2A1,
                  6.000% due 02/25/2035 ..................                14,979
          74   L.F. Rothschild Mortgage Trust,
                  Series 3, Class Z,
                  9.950% due 09/01/2017 ..................                    79
               Prime Mortgage Trust:
      20,839      Series 2004-2, Class A2,
                  4.750% due 11/25/2019 ..................                19,894
      20,355      Series 2005-4, Class 1A1,
                  4.750% due 10/25/2020 ..................                19,623
      17,000   Residential Funding Mortgage Security,
                  Series 2003-S20, Class 1A4,
                  5.500% due 12/25/2033 ..................                16,415
      19,354   Structured Asset Securities
                  Corporation,
                  Series 2005-6, Class 4A1,
                  5.000% due 05/25/2035 ..................                18,235
                                                                     -----------
               Total CMOs
                  (Cost $365,579) ........................               355,047
                                                                     -----------
U. S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
      10,000   Federal Home Loan Bank, Bond,
                  2.875% due 09/15/2006 ..................                 9,917
      10,000   Federal Home Loan Mortgage Corporation,
                  Sub. Note,
                  5.875% due 03/21/2011 ..................                10,184
               Federal National Mortgage Association:
      10,000      Bond,
                  3.250% due 01/15/2008 ..................                 9,699
       1,250      Deb.,
                  6.210% due 08/06/2038 ..................                 1,366
                  Note:
$      7,500      6.000% due 05/15/2008 ..................           $     7,628
      20,000      6.000% due 02/03/2020 ..................                19,451
      18,000      3.000% to 07/16/2006;
                  5.800% due 07/16/2013 ..................                17,758
                                                                     -----------
                  Total U.S. Government Agency Obligations
                     (Cost $76,204) ......................                76,003
                                                                     -----------
   U.S. TREASURY NOTES - 3.9%
      10,000      3.250% due 08/15/2007 ..................                 9,798
      10,000      3.500% due 12/15/2009 ..................                 9,543
      37,000      4.000% due 04/15/2010-02/15/2014 .......                35,247
      15,000      4.250% due 08/15/2014 ..................                14,210
                                                                     -----------
                  Total U.S. Treasury Notes
                     (Cost $72,284) ......................                68,798
                                                                     -----------
   REPURCHASE AGREEMENT - 2.8%
      (Cost $49,518)
      49,518   Agreement with Credit Suisse First Boston
                  Corporation, 4.660% dated 04/28/2006, to
                  be repurchased at $49,537,000 on
                  05/01/2006 (collateralized by U.S.
                  Treasury obligations, having various
                  interest rates and maturities, market
                  value $50,571,000) .....................               49,518
                                                                     -----------
TOTAL INVESTMENTS (Cost $1,827,715*) .....................    99.6%    1,768,540
OTHER ASSETS (LIABILITIES) (NET) .........................     0.4         7,359
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $ 1,775,899
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

+ Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2006.

++ Floating rate security whose interest rate is reset periodically based on an index.

                                GLOSSARY OF TERMS

REMIC -- Real Estate Mortgage Investment Conduit

STRIP -- Separate trading of registered interest and principal of securities


                       See Notes to Financial Statements.                     53

Portfolio of Investments

INCOME FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES - 64.3%
   FINANCIAL SERVICES/BANKS - 11.8%
$      6,500   American General Finance, Inc.,
                  MTN, Series I,
                  4.625% due 05/15/2009 ..................           $     6,376
         400   Banc One Corporation, Sub. Note,
                  10.000% due 08/15/2010 .................                   462
       5,000   Bank of America Corporation, Sub. Note,
                  7.800% due 02/15/2010 ..................                 5,386
       1,000   BankAmerica Corporation, Sub. Note,
                  6.625% due 08/01/2007                                    1,015
         690   BB&T Corporation, Sub. Note,
                  7.250% due 06/15/2007 ..................                   704
               CIT Group Inc.:
       7,000      Bond,
                  5.400% due 01/30/2016 ..................                 6,671
                  Sr. Note:
       2,000      5.000% due 02/01/2015 ..................                 1,867
       3,000      7.750% due 04/02/2012 ..................                 3,290
      10,000   Citigroup Inc., Note,
                  6.000% due 02/21/2012 ..................                10,200
       6,000   Farmers Insurance Exchange, Note,
                  6.000% due 08/01/2014** ................                 5,846
       1,000   First Nationwide Bank, Sub. Deb.,
                  10.000% due 10/01/2006 .................                 1,018
         995   Fleet Financial Group, Inc., Sub. Deb.,
                  6.875% due 01/15/2028 ..................                 1,061
               Goldman Sachs Group, Inc.:
      10,000      Note,
                  6.600% due 01/15/2012 ..................                10,446
       2,000      Sr. Note,
                  5.350% due 01/15/2016 ..................                 1,915
       7,500   Jefferies Group, Inc., Sr. Note,
                  7.750% due 03/15/2012 ..................                 8,137
      12,000   JPMorgan Chase & Company, Sub. Note,
                  5.125% due 09/15/2014 ..................                11,434
       3,000   Legg Mason, Inc., Sr. Note,
                  6.750% due 07/02/2008 ..................                 3,082
       5,000   MBNA America Bank NA, Sub. Note,
                  7.125% due 11/15/2012 ..................                 5,392
               MBNA Corporation:
       3,000      Note,
                  6.250% due 01/17/2007 ..................                 3,020
       2,000      Sr. Note,
                  7.500% due 03/15/2012                                    2,188
               Merrill Lynch & Company Inc., Note:
       3,000      5.000% due 01/15/2015 ..................                 2,837
       5,000      6.000% due 02/17/2009 ..................                 5,084
       2,000      6.500% due 07/15/2018 ..................                 2,093
       2,000      6.750% due 06/01/2028 ..................                 2,078
       7,500   Morgan Stanley Dean Witter & Company, Note,
                  6.750% due 04/15/2011 ..................                 7,872
       5,000   Morgan Stanley, Sub. Note,
                  4.750% due 04/01/2014 ..................                 4,631
         670   NationsBank Corporation, Sub. Note,
                  6.800% due 03/15/2028 ..................                   709
$        830   Paine Webber Group, Inc., Sr. Note,
                  8.060% due 01/17/2017 ..................           $       978
         500   PNC Institute Capital B, Company Guarantee,
                  8.315% due 05/15/2027** ................                   531
      10,000   SB Treasury Company LLC, Bond,
                  9.400% to 06/30/2008;
                  10.925% due 12/29/2049** ...............                10,729
               U.S. Bank NA, Sub. Note:
       6,000      4.950% due 10/30/2014 ..................                 5,662
       5,000      6.375% due 08/01/2011 ..................                 5,191
      11,000   Wells Fargo & Company, Sub. Note,
                  4.625% due 04/15/2014 ..................                10,199
                                                                     -----------
                                                                         148,104
                                                                     -----------
   UTILITIES - 8.6%
       5,000   Arizona Public Service Company, Note,
                  6.500% due 03/01/2012 ..................                 5,095
      10,000   Dominion Resources, Inc., Sr. Note,
                  5.000% due 03/15/2013 ..................                 9,425
       9,000   Illinois Power Company, First Mortgage,
                  7.500% due 06/15/2009 ..................                 9,468
       7,000   Metropolitan Edison Company, Sr. Note,
                  4.950% due 03/15/2013 ..................                 6,634
               NiSource Finance Corporation:
       5,000      Bond,
                  5.400% due 07/15/2014 ..................                 4,788
       5,000      Sr. Note,
                  6.150% due 03/01/2013 ..................                 5,052
       4,000   Ohio Edison Company, Sr. Note,
                  5.450% due 05/01/2015 ..................                 3,837
       5,000   Ohio Power Company, Sr. Note,
                  5.500% due 02/15/2013 ..................                 4,891
               Oncor Electric Delivery Company, Deb.:
       1,000      5.000% due 09/01/2007 ..................                   994
       9,000      7.000% due 09/01/2022 ..................                 9,420
      10,250   Pacific Gas & Electric Company,
                  First Mortgage,
                  4.200% due 03/01/2011 ..................                 9,667
               PacifiCorp, First Mortgage:
       7,500      4.950% due 08/15/2014 ..................                 7,121
       3,000      5.250% due 06/15/2035 ..................                 2,603
       5,000   PPL Energy Supply LLC, Sr. Note,
                   6.400% due 11/01/2011 .................                 5,147
       2,000   Public Service Company of New Mexico, Sr.
                  Note,
                  4.400% due 09/15/2008 ..................                 1,943
       9,000   Sempra Energy, Note,
                  6.000% due 02/01/2013 ..................                 9,027
       6,500   Southwestern Electric Power Company, Note,
                  5.375% due 04/15/2015 ..................                 6,202
       6,845   Texas-New Mexico Power Company, Sr. Note,
                  6.250% due 01/15/2009 ..................                 6,905
                                                                     -----------
                                                                         108,219
                                                                     -----------
   OIL & GAS - 6.6%
       7,500   Consolidated Natural Gas Company, Sr. Note,
                  6.850% due 04/15/2011 ..................                 7,865


54                     See Notes to Financial Statements.

INCOME FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES (CONTINUED)
   OIL & GAS (CONTINUED)
$     10,000   El Paso Natural Gas Company, Deb.,
                  7.500% due 11/15/2026 ..................           $    10,160
       6,000   Enterprise Products Partners LP,
                  Company Guarantee,
                  6.375% due 02/01/2013                                    6,097
       5,005   Express Pipeline LP, Sub. Note,
                  7.390% due 12/31/2017** ................                 5,121
               Hanover Compressor Company:
       1,500      Conv. Sr. Note,
                  4.750% due 03/15/2008 ..................                 1,464
       9,000      Sr. Note,
                  8.625% due 12/15/2010 ..................                 9,427
               Petro-Canada:
       8,500      Deb.,
                  9.250% due 10/15/2021 ..................                10,757
       3,000      Note,
                  4.000% due 07/15/2013 ..................                 2,677
       8,000   Petrobras International Finance Company,
                  Sr. Note,
                  9.750% due 07/06/2011 ..................                 9,340
               Southern Natural Gas Company, Sr. Note:
       4,000      8.000% due 03/01/2032 ..................                 4,296
       1,000      8.875% due 03/15/2010 ..................                 1,067
       2,000   Tennessee Gas Pipeline Company, Bond,
                  8.375% due 06/15/2032 ..................                 2,220
      12,000   Tesoro Corporation, Sr. Note,
                  6.250% due 11/01/2012** ................                11,820
                                                                     -----------
                                                                          82,311
                                                                     -----------
   REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
       2,000   American Health Properties, Inc., Note,
                  7.500% due 01/15/2007 ..................                 2,031
               Arden Realty LP, Note:
       3,000      5.200% due 09/01/2011 ..................                 2,966
       7,000      5.250% due 03/01/2015 ..................                 6,742
      10,000   Developers Diversified Realty Corporation,
                  Note,
                  4.625% due 08/01/2010 ..................                 9,573
       3,000   Franchise Finance Corporation, MTN,
                  7.070% due 01/15/2008 ..................                 3,084
               Health Care Property Investors, Inc.:
       1,750      Note,
                  6.000% due 03/01/2015 ..................                 1,730
                  Sr. Note:
       3,000      6.450% due 06/25/2012 ..................                 3,097
       2,250      7.072% due 06/08/2015 ..................                 2,370
               Health Care REIT, Inc.:
       3,000      6.200% due 06/01/2016 ..................                 2,940
                  Sr. Note:
       8,000      6.000% due 11/15/2013 ..................                 7,802
       1,500      7.500% due 08/15/2007 ..................                 1,525
               Healthcare Realty Trust, Inc., Sr. Note:
       1,000      5.125% due 04/01/2014 ..................                   927
       7,500      8.125% due 05/01/2011 ..................                 8,157
$     12,000   Nationwide Health Properties, Note,
                  6.000% due 05/20/2015 ..................           $    11,566
       9,000   Shurgard Storage Centers, Inc., Note,
                  5.875% due 03/15/2013 ..................                 9,008
                                                                     -----------
                                                                          73,518
                                                                     -----------
   CONSUMER PRODUCTS/SERVICES - 5.3%
               Allied Waste North America, Inc., Sr. Note:
       9,000      7.250% due 03/15/2015** ................                 9,202
       1,000      7.875% due 04/15/2013 ..................                 1,045
       4,000   Cendant Corporation, Note,
                  6.875% due 08/15/2006 ..................                 4,014
      10,200   Corn Products International, Inc., Sr.
                  Note,
                  8.450% due 08/15/2009 ..................                11,000
       1,000   Mattel, Inc., Note,
                  7.300% due 06/13/2011 ..................                 1,045
      10,000   Reed Elsevier Capital Inc.,
                  Company Guarantee,
                  6.750% due 08/01/2011 ..................                10,436
               Royal Caribbean Cruises Ltd.:
       2,000      Deb.,
                  7.250% due 03/15/2018 ..................                 2,077
                  Sr. Note:
       3,000      6.875% due 12/01/2013 ..................                 3,074
       1,250      8.000% due 05/15/2010 ..................                 1,341
       3,000      8.750% due 02/02/2011 ..................                 3,318
               Sealed Air Corporation:
       7,250      Conv. Sr. Note,
                  3.000% due 06/30/2033** ................                 6,906
       4,000      Note,
                  5.625% due 07/15/2013** ................                 3,892
               USA Waste Services, Inc., Sr. Note:
       1,000      7.000% due 07/15/2028 ..................                 1,041
         495      7.125% due 10/01/2007 ..................                   506
               Waste Management Inc.:
       3,450      Company Guarantee,
                  6.875% due 05/15/2009 ..................                 3,582
       3,500      Sr. Note,
                  7.375% due 08/01/2010 ..................                 3,720
                                                                     -----------
                                                                          66,199
                                                                     -----------
   HEALTH CARE - 4.9%
      11,000   Athena Neurosciences Finance LLC,
                  Company Guarantee,
                  7.250% due 02/21/2008 ..................                10,986
      10,000   Cardinal Health, Inc., Note,
                  6.750% due 02/15/2011 ..................                10,435
               DVI, Inc., Sr. Note, (in default):
       8,125      9.875% due 02/01/2007+ .................                 1,178
         400      9.875% due 02/01/2007+ .................                    58
               HCA Inc.:
       3,000      Note,
                  5.250% due 11/06/2008 ..................                 2,965
       5,000      Sr. Note,
                  6.950% due 05/01/2012 ..................                 5,042
      12,000   Health Management PLC, Sr. Note,
                  6.125% due 04/15/2016 ..................                11,930


                       See Notes to Financial Statements.                     55

INCOME FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES (CONTINUED)
   HEALTH CARE (CONTINUED)
$      7,350   IVAX Corporation, Conv. Sr. Sub. Note,
                  4.500% due 05/15/2008 ..................           $     7,442
      12,000   Tenet Healthcare Corporation, Sr. Note,
                  6.375% due 12/01/2011 ..................                11,190
                                                                     -----------
                                                                          61,226
                                                                     -----------
   TRANSPORTATION/AUTO - 4.2%
            Burlington Northern Santa Fe Corporation:
      10,000      Deb.,
                  8.125% due 04/15/2020 ..................                11,910
       1,500      Note,
                  8.750% due 02/25/2022 ..................                 1,871
       3,300   CSX Transportation, Inc., Deb.,
                  9.750% due 06/15/2020                                    4,319
               Norfolk Southern Corporation:
       5,000      Deb.,
                  9.750% due 06/15/2020 ..................                 6,600
       5,000      Sr. Note,
                  6.200% due 04/15/2009 ..................                 5,102
      12,000   Trailer Bridge, Inc.,
                  Sr. Sec. Note,
                  9.250% due 11/15/2011 ..................                12,375
       5,000   Union Pacific Corporation, Note,
                  3.875% due 02/15/2009 ..................                 4,817
               United Air Lines Inc.:
       5,000      Equipment Trust Certificates, (in
                  default), 10.850% due 07/05/2014 .......                 2,325
                  Pass-through Certificates, (in default):
       2,913      9.080% due 10/26/2015 ..................                   909
       4,806      9.560% due 10/19/2018 ..................                 2,571
                                                                     -----------
                                                                          52,799
                                                                     -----------
   GAMING - 4.0%
      11,000   CCM Merger Inc., Note,
                  8.000% due 08/01/2013** ................                10,725
       5,000   Circus Circus Enterprise Inc., Deb.,
                  7.000% due 11/15/2036 ..................                 5,137
       3,500   Harrah's Operating Company Inc.,
                  Company Guarantee,
                  8.000% due 02/01/2011 ..................                 3,792
       3,000   Mandalay Resort Group, Sr. Sub. Note,
                  Series B,
                  10.250% due 08/01/2007 .................                 3,158
      12,000   Old Evangeline Downs LLC / Diamond Jo
                  LLC, Company Guarantee,
                  8.750% due 04/15/2012 ..................                12,060
               Park Place Entertainment Corporation,
                  Sr. Note:
       1,500      7.500% due 09/01/2009 ..................                 1,581
       5,000      8.500% due 11/15/2006 ..................                 5,078
       7,900   Riviera Holdings Corporation,
                  Company Guarantee,
                  11.000% due 06/15/2010 .................                 8,423
                                                                     -----------
                                                                          49,954
                                                                     -----------
   TELECOMMUNICATIONS - 2.6%
       5,000   Deutsche Telephone Finance, Bond,
                  8.500% due 06/15/2010 ..................                 5,440
$      8,000   Qwest Corporation, Note,
                  8.875% due 03/15/2012 ..................           $     8,800
       9,000   TELUS Corporation, Note,
                  8.000% due 06/01/2011 ..................                 9,890
       8,000   Vodafone Group PLC, Note,
                  7.750% due 02/15/2010 ..................                 8,556
                                                                     -----------
                                                                          32,686
                                                                     -----------
   MEDIA - 2.4%
            Comcast Cable Communications Inc.:
         550      Note,
                  6.200% due 11/15/2008 ..................                   560
       7,000      Sr. Note,
                  7.125% due 06/15/2013 ..................                 7,390
       8,000   Cox Communications, Inc., Note,
                  6.750% due 03/15/2011 ..................                 8,258
       2,500   FrontierVision Holdings LP,
                  Sr. Disc. Note, (in default),
                  11.875% due 09/15/2007 .................                 2,900
       2,000   FrontierVision Operating Partners LP,
                  Sr. Sub. Note, (in default),
                  11.000% due 10/15/2006 .................                 2,750
       2,000   Tele-Communications, Inc., Sr. Deb.,
                  7.875% due 08/01/2013 ..................                 2,191
       5,260   Time Warner Inc., Deb.,
                  9.150% due 02/01/2023 ..................                 6,300
                                                                     -----------
                                                                          30,349
                                                                     -----------
   INFORMATION TECHNOLOGY - 2.2%
      11,250   Conexant Systems Inc., Conv. Sub. Note,
                  4.000% due 02/01/2007 ..................                11,138
      12,000   Corning Inc., Note,
                  5.900% due 03/15/2014 ..................                11,715
       5,000   Extreme Networks, Inc., Conv. Sub. Note,
                  3.500% due 12/01/2006 ..................                 5,000
                                                                     -----------
                                                                          27,853
                                                                     -----------
   INDUSTRIAL PRODUCTS - 1.6%
       5,000   Champion International Corporation, Deb.,
                  7.200% due 11/01/2026 ..................                 5,190
      12,000   Noranda Inc., Note,
                  6.000% due 10/15/2015 ..................                11,685
               Weyerhaeuser Company:
       1,500      Deb.,
                  7.375% due 03/15/2032 ..................                 1,571
       1,500      Note,
                  6.750% due 03/15/2012 ..................                 1,554
                                                                     -----------
                                                                          20,000
                                                                     -----------
   RETAIL - 1.3%
       5,000   Fred Meyer Inc., Company Guarantee,
                  7.450% due 03/01/2008 ..................                 5,160
       6,000   Neiman Marcus Group Inc.,
                  Company Guarantee,
                  10.375% due 10/15/2015 .................                 6,450
       5,000   Safeway Inc., Note,
                  7.500% due 09/15/2009 ..................                 5,286
                                                                     -----------
                                                                          16,896
                                                                     -----------


56                     See Notes to Financial Statements.

INCOME FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES (CONTINUED)
   AEROSPACE/DEFENSE - 1.1%
$      3,000   Lockheed Martin Corporation,
                  Company Guarantee,
                  7.750% due 05/01/2026 ..................           $     3,485
       1,000   Loral Corporation, Deb.,
                  7.625% due 06/15/2025 ..................                 1,142
       9,000   Orbital Sciences Corporation, Sr. Note,
                  9.000% due 07/15/2011 ..................                 9,652
                                                                     -----------
                                                                          14,279
                                                                     -----------
   INDEX PRODUCT - 1.0%
      12,000   Dow Jones CDX High Yield Series 6 Trust 1,
                  Pass-through Certificates,
                  8.625% due 06/29/2011 ..................                12,120
                                                                     -----------
   FOREIGN GOVERNMENT - 0.8%
               Federal Republic of Brazil:
       2,750      Bond,
                  9.250% due 10/22/2010 ..................                 3,120
       1,500      Note,
                  8.750% due 02/04/2025 ..................                 1,699
       5,000   United Mexican States, Bond,
                  9.875% due 02/01/2010 ..................                 5,690
                                                                     -----------
                                                                          10,509
                                                                     -----------
               Total Corporate Bonds and Notes
                  (Cost $809,504) ........................               807,022
                                                                     -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 23.7%
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 14.7%
      41,506   4.500% due 08/01/2033 .....................                38,158
      63,427   5.000% due 04/01/2018-11/01/2035 ..........                60,802
      79,771   5.500% due 11/01/2017-04/01/2036 ..........                77,728
       3,303   6.000% due 03/01/2031-05/01/2032 ..........                 3,300
       3,717   6.500% due 01/01/2029-08/01/2029 ..........                 3,800
         992   7.000% due 01/01/2032 .....................                 1,021
                                                                     -----------
               Total FHLMC
                  (Cost $190,760) ........................               184,809
                                                                     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.7%
      38,179   4.000% due 09/01/2018-10/01/2018 ..........                35,649
      10,301   5.000% due 01/01/2018-10/01/2032 ..........                 9,949
      49,004   5.500% due 03/01/2033-02/01/2035 ..........                47,705
       1,550   6.000% due 04/01/2032 .....................                 1,547
       4,915   6.500% due 09/01/2028-05/01/2032 ..........                 5,014
          77   7.000% due 01/01/2030 .....................                    79
         187   7.451% due 06/01/2016 .....................                   203
       8,000   7.630% due 02/01/2010 .....................                 8,460
                                                                     -----------
               Total FNMA
                  (Cost $112,709) ........................               108,606
                                                                     -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.3%
$      3,927   6.000% due 05/20/2032 .....................           $     3,932
         507   7.000% due 06/20/2031 .....................                   521
                                                                     -----------
               Total GNMA
                  (Cost $4,412) ..........................                 4,453
                                                                     -----------
               Total U.S. Government Agency Mortgage-Backed
                  Securities
                  (Cost $307,881) ........................               297,868
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 6.9%
   U.S. TREASURY NOTES - 5.3%
      25,000   4.250% due 08/15/2014 .....................                23,684
      44,000   4.000% due 06/15/2009 .....................                42,886
                                                                     -----------
               Total U.S. Treasury Notes .................                66,570
                                                                     -----------
   U.S. TREASURY BOND - 1.6%
      20,000   5.375% due 02/15/2031 .....................                20,306
                                                                     -----------
               Total U.S. Treasury Obligations
                  (Cost $92,519) .........................                86,876
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.1%
   (Cost $476)
         475   Reilly Mortgage FHA, Series 1982,
                  (Partial default),
                  7.430% due 08/01/2022 ..................                   475@
                                                                     -----------
REPURCHASE AGREEMENT - 3.8%
   (Cost $47,224)
      47,224   Agreement with Credit Suisse First Boston
                  Corporation, 4.660% dated 04/28/06,
                  to be repurchased at $47,242,000 on
                  05/01/2006 (collateralized by U.S.
                  Treasury obligations, having various
                  interest rates and maturities,
                  market value $48,228,000) ..............                47,224
                                                                     -----------
TOTAL INVESTMENTS (Cost $1,257,604*)                          98.8%    1,239,465
OTHER ASSETS (LIABILITIES) (NET)                               1.2        15,418
                                                             -----   -----------
NET ASSETS                                                   100.0%  $ 1,254,883
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+ Defaulted security is past maturity but continues to be valued in recog-nition of future potential worth.

@ Represents fair value as determined in good faith under the direction of the Board of Trustees.

                                GLOSSARY OF TERMS

FHA  -- Federal Housing Authority

MTN  -- Medium-Term Note


                       See Notes to Financial Statements.                     57

Portfolio of Investments

HIGH YIELD FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES - 87.7%
   HEALTH CARE - 15.4%
$     10,500   Alliance Imagining, Inc., Sr. Sub. Note,
                  7.250% due 12/15/2012 ..................           $     9,188
      21,500   Athena Neurosciences Finance LLC,
                  Company Guarantee,
                  7.250% due 02/21/2008 ..................                21,473
      16,500   CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
                  2.000% due 05/16/2023 ..................                13,984
               DVI, Inc., Sr. Note, (in default):
       8,575      9.875% due 02/01/2007++ ................                 1,243
       6,850      9.875% due 02/01/2007++ ................                   993
      20,000   HCA, Inc., Note,
                  7.500% due 11/06/2033 ..................                19,391
      20,500   ICOS Corporation, Conv. Sub. Note,
                  2.000% due 07/01/2023 ..................                16,631
       5,000   Inhale Therapeutic Systems, Inc.,
                  Conv. Sub. Note,
                  5.000% due 02/08/2007 ..................                 4,969
      10,000   IVAX Corporation, Conv. Sr. Sub. Note,
                  4.500% due 05/15/2008 ..................                10,125
               Omnicare, Inc., Sr. Sub. Note:
      11,350      6.125% due 06/01/2013 ..................                10,939
       7,000      6.875% due 12/15/2015 ..................                 6,956
       4,000   Sepracor Inc., Conv. Sub. Deb.,
                  5.000% due 02/15/2007 ..................                 3,990
      16,000   Tenet Healthcare Corporation, Sr. Note,
                  9.250% due 02/01/2015** ................                16,360
                                                                     -----------
                                                                         136,242
                                                                     -----------
   INDEX PRODUCT - 11.5%
      24,250   Dow Jones CDX High Yield Series 5 Trust 1,
                  Pass-through Certificates,
                  8.750% due 12/29/2010 ..................                25,569
      42,000   Dow Jones CDX High Yield Series 6 Trust 1,
                  Pass-through Certificates,
                  8.625% due 06/29/2011 ..................                42,420
      33,250   TRAINS (Targeted Return Index Securities
                  Trust), Series HY-2005-1, Grantor Trust,
                  7.651% due 06/15/2015** ................                33,636
                                                                     -----------
                                                                         101,625
                                                                     -----------
   GAMING - 9.3%
      14,500   155E Tropicana Hooters LLC, Sr. Note,
                  8.750% due 04/01/2012 ..................                14,391
      16,500   CCM Merger Inc., Note,
                  8.000% due 08/01/2013** ................                16,087
      17,500   MGM Grand, Inc., Sr. Note,
                  6.000% due 10/01/2009 ..................                17,347
      19,250   Old Evangeline Downs LLC / Diamond Jo
                  LLC, Company Guarantee,
                  8.750% due 04/15/2012 ..................                19,346
      14,000   Riviera Holdings Corporation,
                  Company Guarantee, 11.000% due
                  06/15/2010 .............................                14,928
                                                                     -----------
                                                                          82,099
                                                                     -----------
   OIL/ENERGY - 6.5%
               El Paso Natural Gas Company:
$     12,500      Bond,
                  8.375% due 06/15/2032 ..................           $    13,829
       2,750   Sr. Note,
                  7.625% due 08/01/2010 ..................                 2,863
               Hanover Compressor Company:
       2,000      Company Guarantee,
                  7.500% due 04/15/2010 ..................                 2,017
       7,950      Conv. Sr. Note,
                  4.750% due 03/15/2008 ..................                 7,761
      10,250      Sr. Note,
                  8.625% due 12/15/2010 ..................                10,737
      11,000   Petrobras International Finance Company,
                  Sr. Note,
                  9.750% due 07/06/2011 ..................                12,843
       7,500   Southern Natural Gas Company, Sr. Note,
                  8.000% due 03/01/2032 ..................                 8,056
                                                                     -----------
                                                                         58,106
                                                                     -----------
   LEISURE - 5.8%
      23,000   Blockbuster Inc., Sr. Sub. Note,
                  10.000% due 09/01/2012 .................                21,850
      11,400   Carmike Cinemas, Inc., Sr. Sub. Note,
                  7.500% due 02/15/2014 ..................                10,944
               Royal Caribbean Cruises Ltd.:
       3,000      Deb.,
                  7.250% due 03/15/2018 ..................                 3,116
      14,000      Sr. Note,
                  8.750% due 02/02/2011 ..................                15,482
                                                                     -----------
                                                                          51,392
                                                                     -----------
   INFORMATION TECHNOLOGY - 5.6%
      14,000   BEA Systems Inc., Conv. Sub. Note,
                  4.000% due 12/15/2006 ..................                13,930
      20,500   Conexant Systems Inc., Conv. Sub. Note,
                  4.000% due 02/01/2007 ..................                20,295
      14,500   SS&C Technologies, Inc., Sr. Sub Note,
                  11.750% due 12/01/2013 .................                15,660
                                                                     -----------
                                                                          49,885
                                                                     -----------
   TELECOMMUNICATIONS - 4.9%
      14,250   Extreme Networks, Inc., Conv. Sub. Note,
                  3.500% due 12/01/2006 ..................                14,250
      13,500   Qwest Corporation, Note,
                  8.875% due 03/15/2012 ..................                14,850
      14,710   TriQuint Semiconductor, Inc.,
                  Conv. Sub. Note,
                  4.000% due 03/01/2007 ..................                14,489
                                                                     -----------
                                                                          43,589
                                                                     -----------
   TRANSPORTATION - 4.6%
               AMR Corporation:
       5,500      4.500% due 02/15/2024 ..................                 7,205
                  Deb.:
       5,000      9.000% due 08/01/2012 ..................                 4,838
       5,300      9.000% due 09/15/2016 ..................                 5,088


58                     See Notes to Financial Statements.

HIGH YIELD FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
CORPORATE BONDS AND NOTES (CONTINUED)
   TRANSPORTATION (CONTINUED)
$      3,600   Continental Airlines, Inc., Conv. Sr. Note,
                  5.000% due 06/15/2023 ..................           $     5,517
      10,000   New Flyer Industries (F), Sub. Note,
                  14.000% due 08/19/2020 .................                 9,391
       8,629   Northwest Airlines, Inc.,
                  Pass-through Certificates,
                  Series 1999-2, Class B, (in default),
                  7.950% due 03/01/2015 ..................                 8,591
                                                                     -----------
                                                                          40,630
                                                                     -----------
   FOREIGN GOVERNMENT - 3.9%
               Federal Republic of Brazil:
       5,000      Bond,
                  9.250% due 10/22/2010 ..................                 5,673
       6,000      Note,
                  8.750% due 02/04/2025 ..................                 6,795
      20,000   Federal Republic of Brazil (F), Bond,
                  12.500% due 01/05/2016 .................                 9,590
     142,634   United Mexican States, Bonds,
                  8.000% due 12/19/2013 ..................                12,511
                                                                     -----------
                                                                          34,569
                                                                     -----------
   AEROSPACE/DEFENSE - 3.5%
      18,000   Orbital Sciences Corporation, Sr. Note,
                  9.000% due 07/15/2011 ..................                19,305
      11,000   Primus International Inc., Sr. Note,
                  11.500% due 04/15/2009** ...............                11,715
                                                                     -----------
                                                                          31,020
                                                                     -----------
   CABLE TV - 3.2%
       5,650   Adelphia Communications,
                  Sr. Note, (in default),
                  10.250% due 06/15/2011 .................                 2,895
       8,250   Echostar Communications, Conv. Sub. Note,
                  5.750% due 05/15/2008 ..................                 8,178
       9,250   FrontierVision Holdings LP,
                  Sr. Disc. Note, (in default),
                  11.875% due 09/15/2007 .................                10,730
       5,000   FrontierVision Operating Partners LP,
                  Sr. Sub. Note, (in default),
                  11.000% due 10/15/2006 .................                 6,875
                                                                     -----------
                                                                          28,678
                                                                     -----------
   RETAILING - 3.2%
      10,000   Neiman Marcus Group Inc.,
                  Company Guarantee,
                  10.375% due 10/15/2015** ...............                10,750
      16,500   Southern States Cooperative, Inc., Sr. Note,
                  10.500% due 11/01/2010** ...............                17,573
                                                                     -----------
                                                                          28,323
                                                                     -----------
   SERVICES - 2.7%
      19,500   Allied Waste North America, Inc., Sr. Note,
                  7.875% due 04/15/2013 ..................                20,378
       4,000   Great Lakes Dredge & Dock Company,
                  Sr. Sub. Note,
                  7.750% due 12/15/2013 ..................                 3,790
                                                                     -----------
                                                                          24,168
                                                                     -----------
   UTILITIES - 4.5%
$     20,000   Mirant Americas Generation, LLC, Sr. Note,
                  8.500% due 10/01/2021 ..................           $    20,350
               Reliant Energy Inc., Sr. Note:
       4,000      6.750% due 12/15/2014 ..................                 3,660
      16,000      9.500% due 07/15/2013 ..................                16,320
                                                                     -----------
                                                                          40,330
                                                                     -----------
   PAPER/CONTAINERS - 1.9%
               Jefferson Smurfit Corporation,
                  Company Guarantee:
      11,500      7.500% due 06/01/2013 ..................                10,781
       6,425      8.250% due 10/01/2012 ..................                 6,265
                                                                     -----------
                                                                          17,046
                                                                     -----------
   MEDIA - 1.2%
               XM Satellite Radio Holdings Inc., Sr. Note:
       5,111      12.000% due 06/15/2010 .................                 5,782
       4,717      14.000% due 12/31/2009 .................                 5,077
                                                                     -----------
                                                                          10,859
                                                                     -----------
               Total Corporate Bonds and Notes
                  (Cost $760,317) ........................               778,561
                                                                     -----------
U.S. TREASURY NOTE - 1.6%
   (Cost $14,571)
      15,000   4.500% due 02/15/2016 .....................                14,351
                                                                     -----------
SHARES

COMMON STOCKS - 5.5%
     280,000   B&G Foods Inc., EIS .......................                 4,191
     245,600   Coinmach Service Corporation, IDS .........                 4,158
     313,800   Health Care Property Investors, Inc. ......                 8,604
     210,000   Health Care REIT, Inc. ....................                 7,308
     189,757   ICO Global Communications Holdings Ltd.+ ..                 1,044
     799,900   Nationwide Health Properties, Inc. ........                17,214
     801,400   New Flyer Industries Inc. (F), IDS ........                 6,093
                                                                     -----------
               Total Common Stocks
                  (Cost $34,976) .........................                48,612
                                                                     -----------
CONVERTIBLE PREFERRED STOCK - 2.0%
   (Cost $17,055)
     329,000   Crown Castle International
               Corporation*** ............................                18,177
                                                                     -----------
INVESTMENT COMPANY SECURITY - 0.4%
   (Cost $3,055)
     348,500   Canada Cartage Diversified Income Fund ....                 3,469
                                                                     -----------
WARRANTS  - 0.0%
   (Cost $12)
      46,875   ICO Global Communications Holdings Ltd.,
                  Expires 05/16/2006+ ....................                     0
                                                                     -----------


                       See Notes to Financial Statements.                     59

HIGH YIELD FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
REPURCHASE AGREEMENT - 1.1%
   (Cost $9,751)
$      9,751   Agreement with Credit Suisse First Boston
                  Corporation, 4.660% dated 04/28/2006,
                  to be repurchased at $9,755,000 on
                  05/01/2006 (collateralized by U.S.
                  Treasury obligations, having various
                  interest rates and maturities, market
                  value $9,958,000) ......................           $     9,751
                                                                     -----------
TOTAL INVESTMENTS (Cost $839,737*) .......................    98.3%      872,921
OTHER ASSETS (LIABILITIES) (NET) .........................     1.7        14,891
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $   887,812
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purpose.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

*** Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the company). Total cost of such securities is $17,055,000 and the total value is $18,177,000 or 2.0% of the total net assets of the Fund (See Note 12 to Financial Statements).

+    Non-income producing security.

++ Defaulted security is past maturity but continues to be valued in recog-nition of future potential worth.

                                GLOSSARY OF TERMS

(F)  -- Foreign Shares
EIS  -- Enhanced Income Security
IDS  -- Income Deposit Security


60                     See Notes to Financial Statements.

Portfolio of Investments

TAX-EXEMPT BOND FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES - 98.8%
   ALABAMA - 0.5%
$      1,000   Birmingham Baptist Medical Center,
                  Special Care Facilities Financing
                  Authority, Health Care Revenue, (Baptist
                  Health System, Inc.), Series A,
                  5.000% due 11/15/2030 ..................           $       976
                                                                     -----------
   ALASKA - 4.8%
       1,000   Alaska State Housing Finance Corporation,
                  Housing Revenue, Series A, (FGIC
                  Insured), 5.250% due 12/01/2041 ........                 1,041
       4,500   Alaska State International Airports,
                  Airport & Marina Revenue, Series B,
                  (AMBAC Insured), 5.250% due
                  10/01/2027 .............................                 4,849
       1,235   Anchorage, Electric Utilities, Power &
                  Light Revenue, Sr. Lien, (MBIA Insured),
                  6.500% due 12/01/2013 ..................                 1,430
       2,000   Anchorage, Ice Rink, Recreational Revenue,
                  6.375% due 01/01/2020 ..................                 2,186
                                                                     -----------
                                                                           9,506
                                                                     -----------
   ARIZONA - 2.3%
       2,000   Arizona Tourism & Sports Authority,
                  Recreational Revenue, (Multipurpose
                  Stadium Facility Project), Series A,
                  (MBIA Insured),
                  5.375% due 07/01/2019 ..................                 2,143
       1,000   Maricopa County, Hospital Revenue,
                  (Sun Health Corporation),
                  5.000% due 04/01/2035 ..................                   992
       1,500   University Medical Center Corporation,
                  Hospital Revenue,
                  5.000% due 07/01/2035 ..................                 1,481
                                                                     -----------
                                                                           4,616
                                                                     -----------
   CALIFORNIA - 9.2%
       1,000   Alameda County, Fremont Unified School
                  District, GO, Series A, (FGIC Insured),
                  5.000% due 08/01/2025 ..................                 1,033
       1,000   California County, Tobacco Securitization
                  Agency, Tobacco Settlement Asset-Backed
                  Revenue, (Merced County Tobacco Funding
                  Corporation), Series A,
                  5.125% due 06/01/2038 ..................                   975
       1,000   California Educational Facilities
                  Authority, College & University Revenue,
                  (Pepperdine University), Series A,
                  5.000% due 09/01/2033 ..................                 1,027
       2,000   California Health Facilities Financing
                  Authority, Health Care Revenue,
                  (Cedars-Sinai Medical Center Project),
                  5.000% due 11/15/2034 ..................                 2,014
       3,000   California State Department of Water
                  Resources, Power Supply Revenue, Series
                  A, (Inverse Floater), (MBIA-IBC
                  Insured),
                  6.466% due 05/01/2011+** ...............                 3,532
$      1,000   California Statewide Communities
                  Development Authority, Health Care
                  Revenue, (Adventist Health System),
                  Series A,
                  5.000% due 03/01/2035 ..................           $     1,003
       2,000   Foothill Eastern Transportation Corridor
                  Agency, Capital Appreciation, Toll Road
                  Revenue, (MBIA Insured),
                  Zero coupon due 01/15/2018 .............                 1,100
       2,700   Jurupa, Unified School District, GO,
                  (FGIC Insured),
                  5.125% due 08/01/2022 ..................                 2,842
       1,000   Northern California, Tobacco Securitization
                  Authority, Tobacco Settlement Asset-
                  Backed Revenue, Series A-1,
                  5.375% due 06/01/2038 ..................                 1,007
       2,000   San Francisco City and County,
                  International Airports Commission,
                  Airport Revenue, Second Series, Issue
                  29B, (FGIC Insured),
                  5.125% due 05/01/2020 ..................                 2,090
       7,000   San Joaquin Hills, Transportation Corridor
                  Agency, Toll Road Revenue, Series A,
                  (MBIA Insured),
                  Zero coupon due 01/15/2034 .............                 1,767
                                                                     -----------
                                                                          18,390
                                                                     -----------
   COLORADO - 1.8%
       1,250   Colorado Health Facilities Authority, Lease
                  Revenue, (Covenant Retirement
                  Communities, Inc.),
                  5.000% due 12/01/2035 ..................                 1,221
       1,650   Lakewood, COP, (AMBAC Insured),
                  5.350% due 12/01/2017 ..................                 1,760
         500   Park Creek Metropolitan Dististric,Property
                  Tax Revenue,
                  5.500% due 12/01/2030 ..................                   512
                                                                     -----------
                                                                           3,493
                                                                     -----------
   CONNECTICUT - 0.8%
       1,500   Connecticut State Special Obligation
                  Parking, Airport & Marina Revenue,
                  (Bradley International Airport), Series
                  A, AMT, (ACA Insured), 6.600% due
                  07/01/2024 .............................                 1,637
                                                                     -----------
   DISTRICT OF COLUMBIA - 0.3%
         500   District of Columbia, Water & Sewer
                  Authority, Public Utilities Revenue,
                  (FSA Insured), 5.500% due 10/01/2017 ...                   557
                                                                     -----------
   FLORIDA - 6.4%
         500   Bay Laurel Center Community Development
                  District, Special Assessment Bonds,
                  (Candler Series Bonds),
                  5.450% due 05/01/2037*** ...............                   500
         110   Escambia County, Health Facilities
                  Authority, Health Facilities Revenue,
                  (Florida Health Care Facilities
                  Loan-VHAProgram), (AMBAC Insured),
                  5.950% due 07/01/2020 ..................                   116


                       See Notes to Financial Statements.                     61

TAX-EXEMPT BOND FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   FLORIDA (CONTINUED)
$        650   Escambia County, Utilities Authority,
                  Utility Systems Revenue, (FGIC Insured),
                  5.250% due 01/01/2029 ..................           $       674
         900   Florida Housing Finance Agency, Housing
                  Revenue, (Spinnaker Cove Apartments
                  Project), Series G, AMT, (AMBAC
                  Insured),
                  6.500% due 07/01/2036 ..................                   920
         800   Florida State Board of Education, Lottery
                  Revenue, Series A, (FGIC Insured),
                  5.250% due 07/01/2017 ..................                   843
       1,000   Hillsborough County, Port District Revenue,
                  (Tampa Port Authority Project),
                  Series A, AMT, (MBIA Insured),
                  5.375% due 06/01/2027 ..................                 1,049
          65   Manatee County, Housing Finance Authority,
                  SFMR, Series 94-4, AMT,
                  (GNMA/FNMA Collateral),
                  6.875% due 11/01/2026 ..................                    68
         500   Orange County, Housing Finance Authority,
                  MFHR, (Hands Inc. Project), Series A,
                  7.000% due 10/01/2025** ................                   535
       5,000   Orlando, Utilities Commission, Water &
                  Electric Revenue,
                  6.000% due 10/01/2010 ..................                 5,456
       1,300   Osceola County, School Board, COP,
                  Series A, (AMBAC Insured),
                  5.125% due 06/01/2022 ..................                 1,360
       1,275   UCF Athletics Association, Inc., COP,
                  (Master Lease Program), Series A,
                  (FGIC Insured),
                  5.000% due 10/01/2035 ..................                 1,309
                                                                     -----------
                                                                          12,830
                                                                     -----------
   GEORGIA - 5.9%
       5,000   Georgia State, GO, Series B,
                  6.300% due 03/01/2009 ..................                 5,349
               Monroe County, Development Authority, PCR,
                  (Oglethorpe Power Corporation Project),
                  Series A, (MBIA-IBC Insured):
       2,500      6.700% due 01/01/2009 ..................                 2,684
       3,410      6.750% due 01/01/2010 ..................                 3,750
                                                                     -----------
                                                                          11,783
                                                                     -----------
   HAWAII - 1.1%
            Honolulu City and County, GO, Series A:
       1,270      (Unrefunded Balance),
                  6.000% due 01/01/2012 ..................                 1,402
         730      ETM,
                  6.000% due 01/01/2012 ..................                   810
                                                                     -----------
                                                                           2,212
                                                                     -----------
   IDAHO - 1.3%
       2,000   Idaho Health Facilities Authority, Health
                  Care Revenue, (IHC Hospitals Inc.
                  Project), (Inverse Floater), ETM,
                  6.650% due 02/15/2021+** ...............                 2,503
                                                                     -----------
   ILLINOIS - 8.3%
$        500   Bolingbrook, Capital Appreciation,
                  Sales Tax Revenue,
                  Zero coupon due 01/01/2024 .............           $       455
               Chicago, O'Hare International Airport,
                  Airport Revenue, (Inverse Floater):
       1,000      (FGIC Insured),
                  6.586% due 01/01/2023+** ...............                 1,129
       1,125      (MBIA Insured),
                  6.586% due 01/01/2024+** ...............                 1,267
       5,000      AMT, (FSA Insured),
                  7.550% due 01/01/2020+** ...............                 5,888
         965   Chicago, O'Hare International Airport,
                  Special Facilities Revenue, Series B,
                  (Second Lien Passenger Facility),
                  (AMBAC Insured),
                  5.500% due 01/01/2017 ..................                 1,027
         500   Illinois Finance Authority, Health Care
                  Revenue, (Friendship Village
                  Schaumburg), Series A,
                  5.625% due 02/15/2037 ..................                   505
         500   Illinois Finance Authority, Revenue Bonds,
                  (Landing At Plymouth Place Project),
                  Series A, 6.000% due 05/15/2025 ........                   517
       5,055   Metropolitan Pier & Exposition Authority,
                  Capital Appreciation, Dedicated State
                  Tax Revenue, Series A,
                  (FGIC Insured), ETM,
                  Zero coupon due 06/15/2009 .............                 4,482
         500   United City of Yorkville, Special Service
                  Area No. 2005-108, Special Tax,
                  (Autumn Creek Project),
                  6.000% due 03/01/2036 ..................                   498
         800   Village of Pingree Grove, Special Service
                  Area Number One, Special Tax,
                  (Cambridge Lakes Project), Series 1,
                  5.250% due 03/01/2015 ..................                   805
                                                                     -----------
                                                                          16,573
                                                                     -----------
   INDIANA - 3.4%
       6,000   Indiana Municipal Power Agency, Power
                  Supply System Revenue, Series A, ETM,
                  (MBIA Insured),
                  6.125% due 01/01/2013 ..................                 6,520
         230   St. Joseph County, Economic Development
                  Revenue, (Holy Cross Village at Notre
                  Dame Project), Series A,
                  6.000% due 05/15/2026 ..................                   240
                                                                     -----------
                                                                           6,760
                                                                     -----------
   IOWA - 0.5%
       1,000   Tobacco Settlement Authority Iowa, Tobacco
                  Settlement Asset-Backed Revenue, Series
                  C, 5.500% due 06/01/2042 ...............                 1,009
                                                                     -----------
   LOUISIANA - 2.9%
       2,000   Ernest N. Morial, New Orleans Exhibit Hall
                  Authority, Special Tax, Series A,
                  (AMBAC Insured),
                  5.000% due 07/15/2033 ..................                 2,021


62                     See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   LOUISIANA (CONTINUED)
$      2,680   Lafayette, Utility Revenue, (MBIA Insured),
                  5.250% due 11/01/2023 ..................           $     2,847
       1,500   Louisiana Public Facilities Authority,
                  Customer Receipts Revenue, Series B,
                  ETM, Zero coupon due 12/01/2019 ........                   800
                                                                     -----------
                                                                           5,668
                                                                     -----------
   MARYLAND - 1.9%
       2,000   Baltimore, Port Facilities, Industrial
                  Revenue, (Consolidated Coal Sales
                  Project), Series B,
                  6.500% due 10/01/2011 ..................                 2,091
       1,150   Maryland State Economic Development
                  Corporation, Student Housing Revenue,
                  (University of Maryland College Park
                  Project),
                  5.625% due 06/01/2035 ..................                 1,257
         500   Prince Georges County, Special Obligation
                  Bonds, (National Harbor Project),
                  5.200% due 07/01/2034 ..................                   502
                                                                     -----------
                                                                           3,850
                                                                     -----------
   MASSACHUSETTS - 2.6%
       2,000   Massachusetts Bay Transportation Authority,
                  Sales Tax Revenue, Series A,
                  5.000% due 07/01/2035 ..................                 2,048
       1,000   Massachusetts State Development Finance
                  Agency, Revenue Bonds, (Hillcrest
                  Educational Centers Inc. Project),
                  6.375% due 07/01/2029 ..................                 1,007
       1,100   Massachusetts State Health & Educational
                  Facilities Authority, College &
                  University Revenue, (UMass Memorial
                  Issue), Series D,
                  5.000% due 07/01/2033 ..................                 1,091
       1,000   Massachusetts State Health & Educational
                  Facilities Authority, Health Care
                  Revenue, (Health Care System-Covenant
                  Health),
                  6.000% due 07/01/2031 ..................                 1,056
                                                                     -----------
                                                                           5,202
                                                                     -----------
   MICHIGAN - 1.0%
       1,000   Kent Hospital Finance Authority,
                  Revenue Bonds, (Metropolitan Hospital
                  Project), Series A,
                  5.250% due 07/01/2030 ..................                   995
       1,000   Michigan State Strategic Fund, Limited
                  Obligation Revenue, (Detroit Edison
                  Company Exempt Facilities Project),
                  Series C, AMT, (XLCA Insured),
                  5.450% due 12/15/2032 ..................                 1,048
                                                                     -----------
                                                                           2,043
                                                                     -----------
   MINNESOTA - 0.5%
       1,000   St. Paul Housing and Redevelopment
                  Authority, Hospital Facility Revenue,
                  (HealthEast Project),
                  6.000% due 11/15/2030 ..................                 1,072
                                                                     -----------
   MISSOURI - 1.7%
$      1,000   Cape Girardeau County, Industrial
                  Development Authority, Health Care
                  Facilities Revenue, (Southeast Hospital
                  Association Project),
                  5.625% due 06/01/2027 ..................           $     1,024
         750   Carthage, Hospital Revenue,
                  6.000% due 04/01/2038 ..................                   749
         575   Fenton, Tax Increment Revenue, (Gravois
                  Bluffs Improvement Project),
                  7.000% due 10/01/2021 ..................                   657
       1,000   Missouri State Health and Education
                  Facilities Authority, Education
                  Facilities Revenue,
                 (University of Missouri-Columbia Arena
                  Project),
                  5.000% due 11/01/2018 ..................                 1,042
                                                                     -----------
                                                                           3,472
                                                                     -----------
   MONTANA - 0.5%
       1,000   Forsyth, PCR, (NorthWestern Corporation
                  Colstrip Project),
                  4.650% due 08/01/2023*** ...............                 1,003
                                                                     -----------
   NEBRASKA - 1.1%
       2,000   Omaha Public Power District, Electric
                  Revenue, Series B, ETM,
                  6.150% due 02/01/2012 ..................                 2,179
                                                                     -----------
   NEVADA - 1.1%
       1,000   Clark County, Airport Systems Subordinate
                  Lien Revenue, Series A-2, (FGIC
                  Insured), 5.000% due 07/01/2036 ........                 1,020
       1,000   Reno, Sales & Room Tax Revenue, Sr. Lien,
                  (ReTrac-Reno Transportation Rail Access
                  Corridor Project), (AMBAC Insured),
                  5.125% due 06/01/2037 ..................                 1,067
                                                                     -----------
                                                                           2,087
                                                                     -----------
   NEW JERSEY - 3.9%
       2,000   Bergen County, Improvement Authority,
                  School Improvement Revenue, (Wyckoff
                  Township Board of Education Project),
                  (County Guaranteed),
                  5.000% due 04/01/2032 ..................                 2,076
       1,000   New Jersey Economic Development Authority,
                  Cigarette Tax Revenue,
                  5.500% due 06/15/2031 ..................                 1,037
       1,000   New Jersey Economic Development Authority,
                  Economic Development Revenue,
                  (Kapkowski Road Landfill Project),
                  5.750% due 04/01/2031 ..................                 1,086
       1,340   New Jersey Educational Facilities
                  Authority, Government Fund Grant
                  Revenue, (Higher Education Capital
                  Improvement Project),
                  Series A, (AMBAC Insured),
                  5.250% due 09/01/2020 ..................                 1,425
       2,000   New Jersey State Turnpike Authority, Transit
                  Revenue, Series C-1, (AMBAC Insured),
                  5.000% due 01/01/2035 ..................                 2,047
                                                                     -----------
                                                                           7,671
                                                                     -----------


                       See Notes to Financial Statements.                     63

TAX-EXEMPT BOND FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   NEW YORK - 6.8%
$      1,265   Metropolitan Transportation Authority,
                  Service Contract Revenue,
                  (Transportation Facilities Project),
                  Series 7,
                  4.750% due 07/01/2019 ..................           $     1,327
       1,500   Metropolitan Transportation Authority,
                  Transportation Revenue, Series A,
                  (FGIC Insured),
                  5.250% due 11/15/2031 ..................                 1,580
               Nassau County, Tobacco Settlement
                  Corporation, Tobacco Settlement Asset-
                  Backed Revenue, Series A-3:
         500      5.000% due 06/01/2035 ..................                   485
         500      5.125% due 06/01/2046 ..................                   486
       1,000   New York City Industrial Development
                  Agency, Liberty Revenue Bonds,
                  (7 World Trade Center, LLC Project),
                  Series A,
                  6.250% due 03/01/2015 ..................                 1,050
         800   New York City Industrial Development
                  Agency, Special Facilities Revenue,
                  (American Airlines - JFK International
                  Airport),
                  7.625% due 08/01/2025 ..................                   877
       2,500   New York City Municipal Water Finance
                  Authority, Water & Sewer Revenue,
                  (PA 1289 Project), (Inverse Floater),
                  (MBIA Insured),
                  6.005% due 06/15/2027+** ...............                 2,691
       1,000   New York State Dormitory Authority, College
                  & University Revenue, (State University
                  Educational Facilities Project),
                  (MBIA Insured),
                  6.000% due 05/15/2016 ..................                 1,094
       1,000   New York State Dormitory Authority, Mount
                  Sinai NYU Health Revenue,
                  5.500% due 07/01/2026 ..................                 1,011
         415   New York State Housing Finance Agency,
                  MFHR, (Secured Mortgage Program),
                  Series F, AMT,
                  6.625% due 08/15/2012 ..................                   416
         525   New York State Mortgage Agency,
                  Homeowner Mortgage Revenue,
                  Series 82, AMT,
                  5.650% due 04/01/2030 ..................                   529
       1,000   New York State, GO, Series H,
                  5.750% due 03/15/2013 ..................                 1,081
       1,000   TSASC, Inc., Asset-Backed Bonds, Series 1,
                  5.125% due 06/01/2042 ..................                   976
                                                                     -----------
                                                                          13,603
                                                                     -----------
   NORTH CAROLINA - 1.6%
       1,000   Charlotte, COP, (Convention Facility Project),
                  Series A,
                  5.500% due 08/01/2019 ..................                 1,076
       2,000   North Carolina Municipal Power Agency
                  No. 1, Catawba Electric Revenue,
                  Series A, (MBIA Insured),
                  5.250% due 01/01/2018 ..................                 2,118
                                                                     -----------
                                                                           3,194
                                                                     -----------
   OHIO - 1.6%
$      1,000   Adams County, Hospital Facilities
                  Improvement Revenue, (Adams County
                  Hospital Project),
                  6.250% due 09/01/2020 ..................           $     1,006
       1,000   Cuyahoga County, Hospital Facilities
                  Revenue, (Canton Inc. Project),
                  7.500% due 01/01/2030 ..................                 1,102
       1,000   Ohio State University, General Receipts
                  Revenue, Series A,
                  5.125% due 12/01/2031 ..................                 1,032
                                                                     -----------
                                                                           3,140
                                                                     -----------
   OKLAHOMA - 0.1%
         230   Oklahoma Housing & Finance Authority,
                  SFMR, Series B, AMT, (GNMA Collateral),
                  7.997% due 08/01/2018 ..................                   243
                                                                     -----------
   OREGON - 2.1%
       1,000   Oregon Health Sciences University, College
                  & University Revenue, Series A,
                  (MBIA Insured),
                  5.250% due 07/01/2022 ..................                 1,059
       2,000   Portland, Sewer System Revenue,
                  Second Lien, Series A, (FSA Insured),
                  5.250% due 06/01/2020 ..................                 2,122
       1,000   Portland, Tax Allocation Revenue,
                  (Downtown Waterfront Urban Renewal &
                  Redevelopment Project), Series A,
                  (AMBAC Insured),
                  5.750% due 06/15/2016 ..................                 1,082
                                                                     -----------
                                                                           4,263
                                                                     -----------
   PENNSYLVANIA - 3.6%
            Philadelphia, Gas Works Revenue,
               (FSA Insured):
       2,500      (1998 General Ordinance),
                  5.250% due 07/01/2029 ..................                 2,607
       2,405      (Inverse Floater), Series 384,
                  6.620% due 07/01/2011+** ...............                 2,695
         820   Philadelphia, Parking Authority, Auto
                  Parking Revenue, Series A,
                  (AMBAC Insured),
                  5.250% due 02/15/2029 ..................                   849
       1,000   Philadelphia, Redevelopment Authority
                  Revenue, (Neighborhood Transformation
                  Project), Series A, (FGIC Insured),
                  5.500% due 04/15/2017 ..................                 1,072
                                                                     -----------
                                                                           7,223
                                                                     -----------
   PUERTO RICO - 0.5%
       1,000   Puerto Rico Municipal Finance Agency,
                  Revenue Bonds, Series A, (FSA Insured),
                  5.250% due 08/01/2021 ..................                 1,064
                                                                     -----------
   SOUTH CAROLINA - 0.5%
       1,000   South Carolina Jobs-Economic Development
                  Authority, IDR, (Electric & Gas Company
                  Project), Series A, (AMBAC Insured),
                  5.200% due 11/01/2027 ..................                 1,053
                                                                     -----------


64                     See Notes to Financial Statements.

TAX-EXEMPT BOND FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   SOUTH DAKOTA - 0.7%
$      1,250   South Dakota Health and Educational
                  Facilities Authority, Health Care
                  Revenue, (Sioux Valley Hospitals and
                  Health System), Series A, 5.250% due
                  11/01/2034 .............................           $     1,283
                                                                     -----------
   TENNESSEE - 1.7%
         590   Chattanooga, Health, Educational & Housing
                  Facility Board, College & University
                  Revenue, (CDFI Phase I, LLC Project),
                  Series B,
                  5.500% due 10/01/2020 ..................                   591
               Johnson City, Health & Educational
                  Facilities Board, Hospital Revenue,
                  (Mountain States
                  Health Care Facilities First Mortgage
                  Project), Series A:
         500      5.500% due 07/01/2036 ..................                   518
       1,000      7.500% due 07/01/2033 ..................                 1,157
         500   Shelby County, Health, Educational &
                  Housing Facilities Board, Health
                  Facilities Revenue, (Trezevant Manor
                  Project), Series A,
                  5.625% due 09/01/2026 ..................                   496
         625   Tennessee Housing Development Agency,
                  Housing Revenue, (Homeownership
                  Program),
                  Series 2A, AMT,
                  5.700% due 07/01/2031 ..................                   627
                                                                     -----------
                                                                           3,389
                                                                     -----------
   TEXAS - 6.4%
         500   Alliance Airport Authority, Special
                  Facilities Revenue, (FedEx Corporation
                  Project), AMT,
                  4.850% due 04/01/2021*** ...............                   496
       1,500   Dallas-Fort Worth International Airport
                  Board, Airport & Marina Revenue, Series
                  A, AMT, (FGIC Insured),
                  5.500% due 11/01/2031 ..................                 1,569
       2,000   Harris County, Houston Sports Authority,
                  Special Revenue, Jr. Lien, Series B,
                  (MBIA Insured), 5.250% due 11/15/2040 ..                 2,070
          85   Houston, GO, (Public Improvement Project),
                  (FSA Insured), (Unrefunded Balance),
                  5.750% due 03/01/2015 ..................                    91
       1,000   Houston, Hotel Occupancy Tax & Special
                  Revenue, (Convention & Entertainment
                  Project), Series B, (AMBAC Insured),
                  5.750% due 09/01/2015 ..................                 1,087
       1,000   Lower Colorado River Authority, Transmission
                  Contract Revenue, (LCRA Transmission
                  Services Corporation Project), (FGIC
                  Insured),
                  5.000% due 05/15/2033 ..................                 1,014
       1,100   Metro Health Facilities Development
                  Corporation, Health Care Revenue,
                  (Wilson N. Jones Memorial Hospital
                  Project),
                  7.200% due 01/01/2021 ..................                 1,136
               North Central, Health Facilities
                  Development Corporation Revenue:
$      1,000      (Baylor Health Care System Project),
                  Series A,
                  5.125% due 05/15/2029 ..................           $     1,013
       1,000      (Children's Medical Center of Dallas
                  Project), (AMBAC Insured),
                  5.250% due 08/15/2032 ..................                 1,038
       1,000   Texas Tech University System, Financing
                  System Revenue, Seventh Series,
                  (MBIA Insured),
                  5.000% due 08/15/2025 ..................                 1,059
       2,000   University of Texas Financing System,
                  College & University Revenue, Series A,
                  5.250% due 08/15/2019 ..................                 2,113
                                                                     -----------
                                                                          12,686
                                                                     -----------
   VIRGINIA - 0.8%
       1,000   Tobacco Settlement Financing Corporation,
                  Asset-Backed Revenue,
                  5.625% due 06/01/2037 ..................                 1,023
         500   Virginia Beach Development Authority,
                  Residential Care Facility Mortgage
                  Revenue, (Westminster & Canterbury of
                  Hampton Roads Inc.),
                  5.375% due 11/01/2032 ..................                   506
                                                                     -----------
                                                                           1,529
                                                                     -----------
   WASHINGTON - 6.8%
       5,000   Franklin County, Pasco School District
                  No.1, GO, (FSA Insured),
                  5.250% due 12/01/2019 ..................                 5,307
       4,500   King County, Kent School District No. 415,
                  GO, Series C,
                  6.300% due 12/01/2008 ..................                 4,692
       3,000   Washington State, GO, Series B & AT-7,
                  6.400% due 06/01/2017 ..................                 3,494
                                                                     -----------
                                                                          13,493
                                                                     -----------
   WEST VIRGINIA - 1.3%
       2,500   Harrison County, County Community Solid
                  Waste Disposal Authority, IDR,
                  (Monongahela Power Company Project),
                  Series A, AMT, (MBIA-IBC Insured),
                  6.875% due 04/15/2022 ..................                 2,506
                                                                     -----------
   WISCONSIN - 0.5%
            Wisconsin State Health & Educational
               Facilities Authority, Health Care Revenue,
               Series A:
         600      (Beaver Dam Community Hospitals, Inc.
                  Project),
                  6.000% due 08/15/2019 ..................                   626
         380      (Waukesha Memorial Hospital Project),
                  (AMBAC Insured),
                  7.125% due 08/15/2007 ..................                   381
                                                                     -----------
                                                                           1,007
                                                                     -----------
               Total Municipal Bonds and Notes
                  (Cost $185,964) ........................               196,768
                                                                     -----------


                       See Notes to Financial Statements.                     65

TAX-EXEMPT BOND FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
CONVERTIBLE BOND - 0.2%
   (Cost $317)
$        317   UAL Corporation, Conv. Bond,
                  5.000% due 02/01/2021                              $       329
                                                                     -----------
TOTAL INVESTMENTS++ (Cost $186,281*)                          99.0%      197,097
OTHER ASSETS (LIABILITIES) (NET)                               1.0         2,042
                                                             -----   -----------
NET ASSETS                                                   100.0%  $   199,139
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

**   Security deemed illiquid by the Portfolio Manager.

***  Security purchased on a when-issued basis.

+ Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2006.

++ All securities segregated as collateral for futures contracts or when-issued securities.

                                                                     UNREALIZED
NUMBER OF                                                  VALUE    APPRECIATION
CONTRACTS                                                  (000S)      (000S)
---------                                                 -------   ------------
FUTURES CONTRACTS-SHORT POSITION
89          U.S. 5 Year Treasury Note, June 2006 ......   $ 9,270        $77
41          U.S. 10 Year Treasury Note, June 2006 .....     4,329         11
                                                          -------        ---
            Total Net Unrealized Appreciation
               of Futures Contracts ...................   $13,599        $88
                                                          =======        ===

The Tax-Exempt Bond Fund had the following industry concentrations greater than 10.0% at April 30, 2006 (as a percentage of the total net assets of the Fund):

Health Care - Hospital           11.1%
Public Power - Retail Electric   10.9%

The Tax-Exempt Bond Fund had the following insurance concentrations greater than 10.0% at April 30, 2006 (as a percentage of the total net assets of the Fund):

MBIA    20.4%
AMBAC   11.1%
FGIC    10.9%
FSA     10.2%

                                GLOSSARY OF TERMS

ACA   -- ACA Financial Guaranty Corporation
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
COP   -- Certificate of Participation
ETM   -- Escrowed to Maturity
FGIC  -- Federal Guaranty Insurance Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assurance
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
IBC   -- Insured Bond Certificate
IDR   -- Industrial Development Revenue
BIA  -- Municipal Bond Investors Assurance
MFHR  -- Multi-family Housing Revenue
PCR   -- Pollution Control Revenue
SFMR  -- Single Family Mortgage Revenue
VHA   -- Veterans Housing Authority
XLCA  -- XL Capital Assurance Inc.


66                     See Notes to Financial Statements.

Portfolio of Investments

CALIFORNIA MUNICIPAL FUND

April 30, 2006 (Unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES - 99.0%
   CALIFORNIA - 98.1%
               ABAG Financing Authority for Nonprofit
               Corporations, COP:
$        340      (Episcopal Homes Foundation),
                  5.000% due 07/01/2007 ..................           $       343
                  (O'Connor Woods Obligation Group),
                  (ACA Insured):
         700      5.400% due 11/01/2009 ..................                   710
       2,280      5.700% due 11/01/2013 ..................                 2,384
       1,240   ABAG Financing Authority for Nonprofit
                  Corporations, Revenue Bonds,
                  (California School of Mechanical Arts),
                  5.250% due 10/01/2026 ..................                 1,279
       5,360   Alhambra, Improvement Board Act of 1915,
                  Special Tax Revenue, (Public Works
                  Assessment District No. 1),
                  (MBIA Insured),
                  6.125% due 09/02/2018 ..................                 5,561
               Amador Water Agency, COP, Series A,
                  (MBIA Insured):
       2,730      5.000% due 06/01/2032 ..................                 2,811
       3,625      5.000% due 06/01/2036 ..................                 3,728
       2,000   Anaheim, Public Financing Authority, Tax
                  Allocation Revenue, (Inverse Floater),
                  (MBIA Insured),
                  9.320% due 12/28/2018+ .................                 2,252
       2,210   Azusa, Community Facilities District No. 1,
                  Special Tax Revenue, (Mountain Cove),
                  Series A,
                  6.000% due 09/01/2026 ..................                 2,311
               Baldwin Park, Public Financing Authority,
                  Lease Revenue, (Community Center
                  Project),
                  (AMBAC Insured):
       2,635      5.000% due 08/01/2027 ..................                 2,713
       3,000      5.000% due 08/01/2034 ..................                 3,073
               Barstow, Redevelopment Agency, Tax
                  Allocation Revenue, (Central
                  Redevelopment Project), Series A,
                  (MBIA Insured):
         635      (Unrefunded Balance),
                  7.000% due 09/01/2014 ..................                   716
       1,225      ETM,
                  7.000% due 09/01/2014 ..................                 1,401
       2,000   Bay Area Government Association, Tax
                  Allocation Revenue, (California
                  Redevelopment Agency Pool), Series A,
                  (XLCA Insured),
                  5.250% due 09/01/2029 ..................                 2,113
       2,000   Burbank, Glendale & Pasadena Airport
                  Authority, Airport Revenue, Series B,
                  AMT, (AMBAC Insured),
                  5.000% due 07/01/2025 ..................                 2,046
       3,155   Burbank, Waste Disposal Revenue, Series B,
                  (FSA Insured),
                  5.250% due 05/01/2024 ..................                 3,338
               California County, Tobacco Securitization
                  Agency, Tobacco Settlement Asset-Backed
                  Revenue:
       2,000      (Los Angeles County Securitization
                  Corporation),
                  Zero coupon due 06/01/2028 .............                 1,553
                  (Sonoma County Securitization
                  Corporation):
$      2,000      5.125% due 06/01/2038 ..................           $     1,951
       5,000      5.250% due 06/01/2045 ..................                 4,930
       2,000   California County, Tobacco Securitization
                  Agency, Tobacco Settlement Asset-Backed
                  Revenue, (Merced County Tobacco Funding
                  Corporation), Series A,
                  5.125% due 06/01/2038 ..................                 1,951
       2,000   California Department of Veteran Affairs,
                  Home Purchase Revenue, Series A,
                  (AMBAC Insured),
                  5.400% due 12/01/2018 ..................                 2,023
               California Educational Facilities
                  Authority,
                  College & University Revenue:
       5,000      (Pomona College), Series A,
                  5.000% due 07/01/2045 ..................                 5,133
       1,000      (Pooled College & University), Series B,
                  6.625% due 06/01/2020 ..................                 1,080
       1,000   California Educational Facilities
                  Authority, Student Loan Revenue,
                  (California Loan Program), Series A,
                  AMT, (MBIA Insured),
                  5.100% due 03/01/2014 ..................                 1,029
       3,000   California Health Facilities Financing
                  Authority, Health Care Revenue,
                  (Cedars-Sinai Medical Center Project),
                  5.000% due 11/15/2034 ..................                 3,021
       1,000   California Infrastructure & Economic
                  Development Bank, Health Care Revenue,
                  (The J. David Gladstone Institute
                  Project),
                  5.500% due 10/01/2015 ..................                 1,060
       2,500   California Pollution Control Financing
                  Authority, PCR, (San Diego Gas and
                  Electric Company), Series A, AMT,
                  (AMBAC Insured),
                  5.850% due 06/01/2021 ..................                 2,523
               California Pollution Control Financing
                  Authority, Solid Waste Disposal Revenue,
                  (Waste Management Inc. Project), AMT:
       1,500      Series B,
                  5.000% due 07/01/2027 ..................                 1,495
       2,500      Series C,
                  5.125% due 11/01/2023 ..................                 2,556
          40   California Rural Home Mortgage Finance
                  Authority, SFMR, (Mortgage-Backed
                  Securities Program), Issue A, Series 2,
                  AMT, (GNMA/FHLMC Collateral),
                  7.950% due 12/01/2024 ..................                    40
       6,320   California State Department of
                  Transportation, COP, Series A,
                  (MBIAInsured),
                  5.250% due 03/01/2016 ..................                 6,517
               California State Department of Water
                  Resources, Power Supply Revenue,
                  Series A:
       5,000      5.750% due 05/01/2017 ..................                 5,577
       5,500      5.875% due 05/01/2016 ..................                 6,170
       1,670   California State Department of Water
                  Resources, Water Revenue, Series W,
                  (FSA Insured), (Unrefunded Balance),
                  5.000% due 12/01/2018 ..................                 1,748


                       See Notes to Financial Statements.                     67

CALIFORNIA MUNICIPAL FUND

April 30, 2006 (Unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
CALIFORNIA (CONTINUED)
            California State Public Works Board, Lease
               Revenue:
$      3,000      (California State University), Series C,
                  5.400% due 10/01/2022 ..................           $     3,096
       1,980      (Department of Corrections - Kern County
                  at Delano II State Prison), Series C,
                  5.500% due 06/01/2023 ..................                 2,128
       1,750      (Department of Corrections Program),
                  Series A, (MBIA-IBC Insured),
                  5.000% due 09/01/2018 ..................                 1,806
       4,330      (Department of Corrections-Ten
                  Administrative Segregation Housing
                  Units), Series A, (AMBAC Insured),
                  5.250% due 03/01/2019 ..................                 4,559
                  (Department of Mental Health - Coalinga
                  State Hospital), Series A:
       3,000      5.000% due 06/01/2024 ..................                 3,079
       1,750      5.000% due 06/01/2025 ..................                 1,794
       4,200      (UC M.I.N.D. Institute), Series A,
                  5.000% due 04/01/2023 ..................                 4,280
               California State, GO:
       5,000      5.000% due 03/01/2026 ..................                 5,159
       2,000      (CIFG-TCRS Insured),
                  5.000% due 10/01/2022 ..................                 2,061
       4,430      (FGIC-TCRS Insured),
                  5.500% due 06/01/2025 ..................                 4,690
       1,280      (Veterans), Series BJ, AMT,
                  5.700% due 12/01/2032 ..................                 1,309
       1,500   California Statewide Communities
                  Development Authority, College &
                  University Revenue, (Thomas Jefferson
                  School of Law), Series A,
                  4.875% due 10/01/2035 ..................                 1,459
       2,600   California Statewide Communities
                  Development Authority, COP, (Cedars-
                  Sinai Medical Center), (MBIA-IBC
                  Insured),
                  6.500% due 08/01/2012 ..................                 2,788
       2,000   California Statewide Communities
                  Development Authority, Health Care
                  Revenue:
                  (Adventist Health System), Series A,
                  5.000% due 03/01/2035 ..................                 2,007
       1,260      (Daughters of Charity Health System
                  Project), Series A,
                  5.000% due 07/01/2039 ..................                 1,233
       5,085      (Sutter Health), Series A,
                  5.000% due 11/15/2043 ..................                 5,107
               California Statewide Communities
                  Development Authority, MFHR,
                  (Equity Residential Housing):
       1,000      Series B,
                  5.200% due 12/01/2029 ..................                 1,026
       3,300      Series C,
                  5.200% due 06/15/2009 ..................                 3,386
       1,000   Carson, Redevelopment Agency, Tax
                  Allocation Revenue, (Area No. 1
                  Project), (MBIAInsured),
                  5.500% due 10/01/2016 ..................                 1,102
               Cathedral City, Improvement Board Act of
                  1915, Special Tax Revenue, (Cove
                  Improvement District No. 04-02):
$        990      5.000% due 09/02/2030 ..................           $       978
       1,335      5.050% due 09/02/2035 ..................                 1,311
       1,000   Chula Vista, Community Facilities District
                  No. 2001-1, Special Tax Revenue,
                  (Improvement Area B-San Miguel Ranch
                  Project),
                  5.450% due 09/01/2036 ..................                 1,019
       3,000   Chula Vista, COP, (MBIA Insured),
                  5.000% due 08/01/2027 ..................                 3,091
         100   Chula Vista, IDR, (San Diego Gas and
                  Electric Company), Series A, AMT,
                  4.900% due 03/01/2023 ..................                   101
       1,725   Chula Vista, Public Financing Authority,
                  Special Tax Revenue, (Assessment
                  Districts Refinancing), Sr. Lien,
                  Series A, (FSA Insured),
                  4.700% due 09/02/2014 ..................                 1,800
       2,610   Chula Vista, Redevelopment Agency, Tax
                  Allocation Revenue,
                  8.625% due 09/01/2024 ..................                 2,704
       2,000   Coachella, Redevelopment Agency, Tax
                  Allocation Revenue, (Area No. 3
                  Project),
                  5.875% due 12/01/2028 ..................                 2,061
       2,160   Contra Costa County, Public Financing
                  Authority, Lease Revenue, (Capital
                  Projects), Series B, (MBIA Insured),
                  5.250% due 06/01/2027 ..................                 2,254
       5,000   Contra Costa, Community College District,
                  GO, (Election of 2002), (MBIA Insured),
                  5.000% due 08/01/2029 ..................                 5,162
               Contra Costa, Water District Revenue,
                  Series K, (FSA Insured):
       1,445      5.000% due 10/01/2017 ..................                 1,514
       1,520      5.000% due 10/01/2018 ..................                 1,591
       1,665   Davis, Public Facilities Finance Authority
                  Local Agency, Special Tax Revenue,
                  (Mace Ranch Area), Series A,
                  6.600% due 09/01/2025 ..................                 1,744
       1,215   Fairfield, Housing Authority, Mortgage
                  Revenue, (Creekside Estates Mobile
                  Homes),
                  5.625% due 09/01/2023 ..................                 1,248
       1,000   Fontana, Redevelopment Agency, Tax
                  Allocation Revenue, (Southwest
                  Industrial
                  Park Project), (MBIA Insured),
                  5.200% due 09/01/2030 ..................                 1,035
               Foothill Eastern Transportation Corridor
                  Agency, Toll Road Revenue:
       9,000      Zero coupon due 01/15/2026 .............                 7,829
      20,000      Zero coupon due 01/15/2030 .............                 5,035
      10,000      Zero coupon due 01/15/2032 .............                 2,225
      10,000      Zero coupon due 01/15/2033 .............                 2,096
      10,000      Zero coupon due 01/15/2034 .............                 1,970
      10,000      Zero coupon due 01/15/2036 .............                 1,738
      10,000      Zero coupon due 01/15/2037 .............                 1,637
       9,000      Zero coupon due 01/15/2038 .............                 1,386
       2,000   Fresno, Joint Powers Financing Authority,
                  Lease Revenue, Series A, (FSA Insured),
                  5.750% due 06/01/2026 ..................                 2,166


68                     See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

April 30, 2006 (unaudited)

 PRINCIPAL
   AMOUNT                                                               VALUE
   (000S)                                                               (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   CALIFORNIA (CONTINUED)
            Golden State Tobacco Securitization
               Corporation, Tobacco Settlement Asset-
               Backed Revenue, Series 2003-A-1:
$      2,890      6.250% due 06/01/2033 ..................           $     3,135
       5,000      6.625% due 06/01/2040 ..................                 5,525
       1,000      6.750% due 06/01/2039 ..................                 1,114
       1,000   Hi Desert, Members Health Care District,
                  Health Care Revenue,
                  5.500% due 10/01/2015 ..................                 1,009
       3,000   Highland, Redevelopment Agency, Tax
                  Allocation Revenue, (Highland
                  Redevelopment Project Area No. 1),
                  Series A, (AMBAC Insured),
                  5.000% due 12/01/2028 ..................                 3,090
               Huntington Beach, Union High School
                  District, GO, (Election of 2004),
                  (FSA Insured):
       2,000      5.000% due 08/01/2027 ..................                 2,069
       5,000      5.000% due 08/01/2029 ..................                 5,162
       2,000   Huntington Park, Public Financing
                  Authority, Lease Revenue, (Wastewater
                  System Project),
                  6.200% due 10/01/2025 ..................                 2,067
       5,000   Imperial Irrigation District, COP, (Water
                  System Projects), (AMBAC Insured),
                  5.500% due 07/01/2029 ..................                 5,362
       1,250   Imperial, Water Facilities Revenue, COP,
                  (FGIC Insured),
                  5.000% due 10/15/2020 ..................                 1,294
               Irvine, Improvement Board Act of 1915,
                  Special Tax Revenue:
       1,295      (Assessment District No. 00-18),
                  Group 5,
                  5.000% due 09/02/2026 ..................                 1,292
       1,125      (Assessment District No. 03-19),
                  Group 3,
                  5.000% due 09/02/2025 ..................                 1,125
         990   Irvine, Meadows Mobile Home Park, Mortgage
                  Revenue, Series A,
                  5.700% due 03/01/2018 ..................                 1,023
               Irvine, Public Facilities & Infrastructure
                  Authority, Assessment Revenue, (AMBAC
                  Insured):
                  Series B:
       1,455      5.000% due 09/02/2020 ..................                 1,504
       3,630      5.000% due 09/02/2021 ..................                 3,752
       2,000      Series C,
                  5.000% due 09/02/2023 ..................                 2,037
       2,600   Irvine, Unified School District Financing
                  Authority, Special Tax Revenue, (Group
                  II), Series A,
                  5.000% due 09/01/2026 ..................                 2,579
       1,825   La Canada, Unified School District, GO,
                  (Election of 2004), Series A, (MBIA
                  Insured),
                  5.500% due 08/01/2028 ..................                 1,982
               La Quinta, Financing Authority, Local
                  Agency Revenue, Series A, (AMBAC
                  Insured):
       2,000      5.000% due 09/01/2029 ..................                 2,058
       1,000      5.250% due 09/01/2024 ..................                 1,063
$      1,500   La Verne, Public Financing Authority,
                  Revenue Bonds, (Capital Improvement
                  Projects),
                  7.250% due 09/01/2026 ..................           $     1,540
       1,000   Laguna Hills, COP, (Community Center
                  Project), (MBIA Insured),
                  5.000% due 12/01/2017 ..................                 1,045
       1,840   Lake Elsinore, Public Financing
                  Authority, Local Agency Revenue,
                  Series G,
                  5.800% due 09/02/2015 ..................                 1,908
       1,000   Loma Linda, Hospital Revenue, (Loma
                  Linda University Medical Center),
                  Series A,
                  5.000% due 12/01/2022 ..................                 1,011
       1,315   Long Beach, Bond Finance Authority, Tax
                  Allocation Revenue, (North Long Beach
                  Redevelopment Projects), Series A,
                  (AMBAC Insured),
                  5.000% due 08/01/2022 ..................                 1,354
       2,000   Long Beach, Community Facilities
                  District No. 5, Special Tax Revenue,
                  (Towne Center),
                  6.875% due 10/01/2025 ..................                 2,061
         210   Los Angeles, Community Redevelopment
                  Agency, Housing Revenue, Series C,
                  (AMBAC Insured),
                  6.750% due 07/01/2014 ..................                   211
       2,500   Los Angeles, Community Redevelopment
                  Agency, Tax Allocation Revenue, (North
                  Hollywood Project), Series E, (MBIA
                  Insured),
                  5.400% due 07/01/2024 ..................                 2,652
       1,000   Los Angeles, MFHR, (Ridgecroft Apartments
                  Project), Series E, AMT,
                  (GNMA Collateral),
                  6.250% due 09/20/2039 ..................                 1,026
       1,445   Los Angeles, Special Assessment Revenue,
                  (Landscaping & Lighting District No.
                  96-1 Project), (AMBAC Insured),
                  5.000% due 03/01/2022 ..................                 1,486
       1,000   Modesto City, Community Facilities District
                  No. 2004-1, Special Tax Revenue,
                  (Village One #2),
                  5.150% due 09/01/2036 ..................                   997
               Moreno Valley, Unified School District,
                  COP, (FSA Insured):
       1,600      5.000% due 03/01/2025 ..................                 1,651
       1,760      5.000% due 03/01/2027 ..................                 1,810
       1,490   Mountain View, Shoreline Regional Park
                  Community, Tax Allocation Revenue,
                  Series A, (MBIA Insured),
                  5.250% due 08/01/2015 ..................                 1,590
       2,785   Needles, Public Utilities Authority,
                  Utilities Revenue, (Utilities System
                  Acquisition Project), Series A,
                  6.500% due 02/01/2022 ..................                 2,886
               Northern California, Tobacco Securitization
                  Authority, Tobacco Settlement Asset-
                  Backed Revenue, Series A-1:
      10,000      5.375% due 06/01/2038 ..................                10,071
       9,080      5.500% due 06/01/2045 ..................                 9,186
       1,100   Oakland, Revenue Bonds, (YMCA East Bay
                  Project),
                  7.100% due 06/01/2010 ..................                 1,125


                       See Notes to Financial Statements.                     69

CALIFORNIA MUNICIPAL FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   CALIFORNIA (CONTINUED)
$      1,565   Oakland, Unified School District, GO,
                  (Alameda County School Improvements),
                  (FSA Insured),
                  5.000% due 08/01/2017 ..................           $     1,612
       1,485   Oceanside, Community Facilities District
                  No. 01-1, Special Tax Revenue, (Morro
                  Hills Development Project), Series A,
                  5.500% due 09/01/2029 ..................                 1,523
       1,500   Oceanside, COP, Series A, (AMBAC Insured),
                  5.250% due 04/01/2018 ..................                 1,588
               Oxnard, Harbor District, Revenue Bonds:
       1,200      Series A, AMT,
                  5.750% due 08/01/2020 ..................                 1,231
       1,000      Series B,
                  6.000% due 08/01/2024 ..................                 1,075
       1,090   Pacifica, Wastewater Revenue, (AMBAC
                  Insured),
                  5.000% due 10/01/2024 ..................                 1,130
       1,280   Palm Desert, Financing Authority, Tax
                  Allocation Revenue, (Project Area No.
                  2), Series A,
                  (MBIA Insured),
                  5.000% due 08/01/2022 ..................                 1,329
       2,805   Perris, Public Financing Authority, 2006
                  Tax Allocation Revenue,
                  5.300% due 10/01/2026** ................                 2,811
       1,995   Pomona, COP, (Mission Promenade Project),
                  Series AE, (AMBAC Insured),
                  5.375% due 10/01/2032 ..................                 2,094
       5,000   Pomona, Public Financing Authority, Tax
                  Allocation Revenue, (Merged
                  Redevelopment Project), Series AD,
                  (MBIA Insured),
                  5.000% due 02/01/2021 ..................                 5,120
       1,000   Pomona, Unified School District, GO, (MBIA
                  Insured),
                  6.150% due 08/01/2030 ..................                 1,189
       5,000   Port of Oakland, Airport & Marina Revenue,
                  Series K, AMT, (FGIC Insured),
                  5.750% due 11/01/2029 ..................                 5,289
       1,000   Poway, Redevelopment Agency, Tax Allocation
                  Revenue, (Paguay Redevelopment Project),
                  (AMBAC Insured),
                  5.375% due 06/15/2019 ..................                 1,074
       2,750   Redding, Electrical Systems, COP, (Inverse
                  Floater), (MBIA Insured),
                  9.359% due 07/01/2022+ .................                 3,704
       1,000   Redondo Beach, Public Financing Authority,
                  Revenue Bonds, (South Bay Center
                  Redevelopment Project),
                  7.125% due 07/01/2026 ..................                 1,023
       1,160   Riverside County, COP, (Capital Improvement
                  & Family Law Court Refunding Projects),
                  Series A, (FGIC Insured),
                  5.000% due 11/01/2025 ..................                 1,200
       2,100   Riverside County, Public Financing
                  Authority, COP,
                  5.800% due 05/15/2029 ..................                 2,154
               Rocklin, Unified School District, Capital
                  Appreciation, GO, (FGIC Insured):
$      1,030      Zero coupon due 08/01/2014 .............           $       682
       1,210      Zero coupon due 08/01/2016 .............                   716
       1,255      Zero coupon due 08/01/2017 .............                   703
       1,360      Zero coupon due 08/01/2019 .............                   682
       1,415      Zero coupon due 08/01/2020 .............                   671
       1,225      Zero coupon due 08/01/2023 .............                   494
               Saddleback Valley, Unified School District,
                  GO, (Election of 2004), Series A,
                  (FSA Insured):
       3,000      5.000% due 08/01/2027 ..................                 3,103
       4,000      5.000% due 08/01/2029 ..................                 4,129
               Salinas Valley, Solid Waste Authority,
                  Resource Recovery Revenue, AMT, (AMBAC
                  Insured):
       2,475      5.250% due 08/01/2027 ..................                 2,558
       2,000      5.250% due 08/01/2031 ..................                 2,062
               San Diego, Redevelopment Agency, Auto
                  Parking Revenue:
       1,000      (Centre City Redevelopment Project),
                  Series A,
                  6.400% due 09/01/2019 ..................                 1,054
       1,060      (Southcrest Redevelopment Project),
                  6.500% due 10/01/2025 ..................                 1,150
               San Francisco City and County,
                  International Airports Commission,
                  Airport Revenue, Second Series, AMT,
                  (MBIA Insured):
       4,000      Issue 27A,
                  5.250% due 05/01/2026 ..................                 4,114
       4,070      Issue 28A,
                  5.250% due 05/01/2020 ..................                 4,232
       1,185   San Francisco City and County,
                  Redevelopment Agency, Lease Revenue,
                  (George R. Moscone Convention Center
                  Project), (XLCA Insured),
                  Zero coupon due 07/01/2013 .............                   880
       9,310   San Jose, Financing Authority, Lease
                  Revenue, (Convention Center Project),
                  Series F, (MBIA Insured),
                  5.000% due 09/01/2018 ..................                 9,722
       1,000   San Jose, MFHR, (Sixth & Martha Family
                  Apartments), AMT, (FNMA Collateral),
                  5.875% due 03/01/2033 ..................                 1,032
       3,780   San Juan, Unified School District, GO,
                  (Election of 2002), Series A,
                  (MBIA Insured),
                  5.000% due 08/01/2027 ..................                 3,910
       4,380   Santa Rosa, Mortgage Revenue, (Channate
                  Lodge), (FHA Insured),
                  6.700% due 12/01/2024 ..................                 4,386
       2,000   Semitropic Improvement District of
                  Semitropic Water Storage District, Water
                  Banking Revenue, Series A,
                  (XLCA Insured),
                  5.125% due 12/01/2035 ..................                 2,073


70                     See Notes to Financial Statements.

CALIFORNIA MUNICIPAL FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                                (000S)
------------                                                         -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   CALIFORNIA (CONTINUED)
            South Gate, Public Financing Authority,
               Tax Allocation Revenue, (South Gate
               Redevelopment Project No. 1):
$      2,090      (AMBAC Insured),
                  5.250% due 09/01/2022 ..................           $     2,213
       1,500      (XLCA Insured),
                  5.000% due 09/01/2016 ..................                 1,578
       1,780   Stockton-East, Water District, COP,
                  (1975 & 1990 Projects), Series A,
                  (FGIC Insured),
                  5.250% due 04/01/2022 ..................                 1,883
       3,270   Temecula, Redevelopment Agency, Tax
                  Allocation Revenue, (Redevelopment
                  Project No.1), (MBIA Insured),
                  5.250% due 08/01/2036 ..................                 3,387
       1,000   Torrance, Hospital Revenue, (Torrance
                  Memorial Medical Center), Series A,
                  6.000% due 06/01/2022 ..................                 1,082
       1,900   Turlock, COP, (Emanuel Medical Center Inc.
                  Project), Series A,
                  5.375% due 10/15/2034 ..................                 1,938
       1,000   Tustin, Community Facilities District
                  No. 04-1, Special Tax Revenue, (Tustin
                  Legacy/John Laing Homes Project),
                  5.375% due 09/01/2029 ..................                 1,017
               University of California, College &
                  University Revenue, (Multipurpose
                  Projects), Series M,
                  (FGIC Insured):
       2,260      5.125% due 09/01/2017 ..................                 2,369
       4,635      5.125% due 09/01/2018 ..................                 4,851
       2,035   Vallejo City, Unified School District, GO,
                  Series A, (MBIA Insured),
                  5.900% due 02/01/2021 ..................                 2,375
       2,305   Walnut, Public Financing Authority, Tax
                  Allocation Revenue, (Walnut Improvement
                  Project), (AMBAC Insured),
                  5.375% due 09/01/2022 ..................                 2,455
                                                                     -----------
                                                                         393,399
                                                                     -----------
   PUERTO RICO - 0.6%
       2,500   Puerto Rico Commonwealth, Children's Trust
                  Fund, Tobacco Settlement Asset-Backed
                  Revenue, Series 2002,
                  5.625% due 05/15/2043 ..................                 2,568
                                                                     -----------
   VIRGIN ISLANDS - 0.3%
       1,000   Virgin Islands, Public Finance Authority,
                  Revenue Bonds, (Gross Receipts of Taxes
                  on Loan Notes), Series A,
                  6.375% due 10/01/2019 ..................                 1,096
                                                                     -----------
               Total Municipal Bonds and Notes
                  (Cost $383,203) ........................               397,063
                                                                     -----------
SHORT-TERM MUNICIPAL BONDS - 0.1%
   (Cost $300)
         300   California Statewide Communities
                  Development Authority, COP,
                  (John Muir/Mt. Diablo
                  Health Center), (AMBAC Insured),
                  3.710% due 08/15/2027++ ................                   300
                                                                     -----------
TOTAL INVESTMENTS+++ (Cost $383,503*) ....................    99.1%  $   397,363
OTHER ASSETS (LIABILITIES) (NET) .........................     0.9         3,444
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $   400,807
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

**   Security purchased on a when-issued basis.

+ Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2006.

++ Securities with a maturity date of more than 13 months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at April 30, 2006. These rates change periodically based on specified market rates or indices.

+++ All securities segregated as collateral for futures contracts or when-issued securities.

                                                                    UNREALIZED
NUMBER OF                                                  VALUE   APPRECIATION
CONTRACTS                                                 (000S)      (000S)
---------                                                 ------   ------------
FUTURES CONTRACTS-SHORT POSITION
      312   U.S. 5 Year Treasury Note, June 2006 ......   $6,666         $2
                                                          ======        ===

The California Municipal Fund had the following industry concentrations greater than 10.0% at April 30, 2006 (as a percentage of the total net assets of the Fund):

Special Tax Revenue-Tax
Allocation/Increment        12.4%
Tobacco-Master Settlement   10.7%

The California Municipal Fund had the following insurance concentrations greater than 10.0% at April 30, 2006 (as a percentage of the total net assets of the Fund):

MBIA    21.9%
AMBAC   13.6%

                                GLOSSARY OF TERMS

ACA   -- ACA Financial Guaranty Corporation
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
CIFG  -- CDC IXIS Financial Guaranty North America, Inc.
COP   -- Certificate of Participation
ETM   -- Escrowed to Maturity
FGIC  -- Federal Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Financial Security Assurance
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
IBC   -- Insured Bond Certificate
IDR   -- Industrial Development Revenue
MBIA  -- Municipal Bond Investors Assurance
MFHR  -- Multi-family Housing Revenue
PCR   -- Pollution Control Revenue
SFMR  -- Single Family Mortgage Revenue
TCRS  -- Transferable Custodial Receipts
XLCA  -- XL Capital Assurance Inc.


                       See Notes to Financial Statements.                     71

Portfolio of Investments

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                VALUE
  (000S)                                                               (000S)
---------                                                            ----------
MUNICIPAL BONDS AND NOTES - 96.4%
   CALIFORNIA - 94.7%
$      1,000   ABAG Financing Authority for Nonprofit
                  Corporations, COP, (Episcopal Homes
                  Foundation),
                  6.250% due 08/15/2030 ..................           $     1,037
         805   Alameda County, COP, (Santa Rita Jail
                  Project), (MBIA Insured),
                  5.375% due 06/01/2009 ..................                   822
       1,000   Alameda County, Public Financing Authority,
                  Lease Revenue,
                  5.000% due 09/02/2008 ..................                 1,023
       2,000   Anaheim, Public Financing Authority, Lease
                  Revenue, (Convention Center Project),
                  Series A, (AMBAC Insured),
                  5.250% due 08/01/2013 ..................                 2,153
               Anaheim, Public Financing Authority, Power
                  & Light Revenue, (Electric System
                  Generation Project), Series B, (FSA
                  Insured):
       2,000      5.000% due 10/01/2015 ..................                 2,098
       2,000      5.250% due 10/01/2014 ..................                 2,156
       1,130   Baldwin Park Public Financing Authority,
                  Sales Tax & Tax Allocation Revenue,
                  (Puente Merced Redevelopment Project),
                  4.625% due 08/01/2016 ..................                 1,135
       1,000   California Educational Facilities
                  Authority, Student Loan Revenue,
                  (California Loan Program), Series A,
                  AMT, (MBIA Insured),
                  5.100% due 03/01/2014 ..................                 1,029
         125   California Health Facilities Financing
                  Authority, Health Care Revenue,
                  (AMBAC Insured),
                  5.875% due 07/01/2009 ..................                   128
               California Housing Finance Agency, Mortgage
                  Revenue, Series N, AMT, (AMBAC Insured):
       1,000      5.000% due 08/01/2008 ..................                 1,024
       1,000      5.100% due 02/01/2009 ..................                 1,027
       1,155   California Infrastructure and Economic
                  Development Bank, Lease Revenue, Series
                  A, (FGIC Insured),
                  5.000% due 08/15/2018 ..................                 1,216
               California State Department of Water
                  Resources, Power Supply Revenue, Series
                  A:
       1,675      (MBIA-IBC Insured),
                  5.250% due 05/01/2015 ..................                 1,789
       4,000      (XLCA Insured),
                  5.375% due 05/01/2017 ..................                 4,381
       3,000   California State Department of Water
                  Resources, Water System Revenue,
                  (Central Valley Project), Series Y,
                  (FGIC Insured),
                  5.250% due 12/01/2014 ..................                 3,235
       1,000   California State Economic Recovery, GO,
                  Series A, (FGIC-TCRS Insured),
                  5.000% due 07/01/2016 ..................                 1,057
               California State Public Works Board, Lease
                  Revenue:
       1,000      (California Community Colleges), Series
                   A, (AMBAC Insured),
                  5.250% due 12/01/2012 ..................                 1,042
$      2,000      (Department of Corrections Program),
                  Series A, (AMBAC Insured),
                  5.250% due 06/01/2012 ..................           $     2,157
       1,000      (Department of Corrections-Ten
                  Administrative Segregation Housing
                  Units), Series A, (AMBAC Insured),
                  5.250% due 03/01/2016 ..................                 1,069
       2,750      (Department of General Services),
                  (Capitol East End Complex-Blocks 171-174
                  & 225), Series A, (AMBAC Insured),
                  5.250% due 12/01/2014 ..................                 2,946
               California State, GO:
       2,000      (FGIC-TCRS Insured),
                  7.000% due 10/01/2010 ..................                 2,267
       1,000      (FSA Insured),
                  5.500% due 03/01/2012 ..................                 1,076
       2,000      (MBIA-IBC Insured),
                  6.250% due 09/01/2012 ..................                 2,269
       1,000   California Statewide Communities
                  Development Authority, Student Housing
                  Revenue, (Irvine LLC, UCI East Campus
                  Apartments, Phase II),
                  5.000% due 05/15/2020 ..................                 1,041
       1,845   California Statewide Communities
                  Development Authority, Water Revenue,
                  (Pooled Financing Program), Series C,
                  (FSA Insured),
                  5.250% due 10/01/2015 ..................                 1,979
       1,240   Chino Valley, Unified School District, COP,
                  Series A, (FSA Insured),
                  5.250% due 09/01/2013 ..................                 1,333
         645   Chula Vista, Public Financing Authority,
                  Special Tax Revenue, (Assessment
                  Districts Refinancing), Sr. Lien, Series
                  A, (FSA Insured),
                  4.500% due 09/02/2013 ..................                   670
       1,325   Cotati-Rohnert Park, Unified School
                  District, GO, Series B, (FGIC Insured),
                  5.000% due 08/01/2017 ..................                 1,403
               Emeryville, Public Financing Authority,
                  Revenue Bonds, (Emeryville
                  Redevelopment Project), Series A,
                  (MBIA Insured):
       1,265      5.250% due 09/01/2015 ..................                 1,364
       1,400      5.250% due 09/01/2017 ..................                 1,497
       2,000   Golden State Tobacco Securitization
                  Corporation, Tobacco Settlement Asset-
                  Backed Revenue, Series A, (AMBAC
                  Insured),
                  5.000% due 06/01/2013 ..................                 2,134
         685   Golden West Schools Financing Authority,
                  Revenue Bonds, Series A, (MBIA Insured),
                  5.650% due 02/01/2012 ..................                   752
       1,615   Inglewood, Unified School District, GO,
                  (Election of 1998), Series C, (FSA
                  Insured),
                  5.250% due 10/01/2017 ..................                 1,728
       1,195   Kings Canyon, Joint Unified School
                  District,
                  GO, (FGIC Insured),
                  5.375% due 08/01/2015 ..................                 1,292
       2,000   Loma Linda, Hospital Revenue,
                  5.000% due 12/01/2017 ..................                 2,045


72                     See Notes to Financial Statements.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                 VALUE
  (000S)                                                                (000S)
---------                                                            -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   CALIFORNIA (CONTINUED)
$      1,080   Long Beach, Bond Financing Authority,
                  Lease Revenue, (Public Safety Facilities
                  Projects), (AMBAC Insured),
                  5.250% due 11/01/2013 ..................           $     1,165
       1,435   Long Beach, Community College District,
                  GO, Election 2002, Series B, (FGIC
                  Insured),
                  5.000% due 05/01/2019 ..................                 1,507
       3,000   Long Beach, Harbor Department Revenue,
                  Series B, (FGIC Insured),
                  5.000% due 05/15/2016 ..................                 3,175
       2,000   Los Angeles, Department of Water & Power,
                  Power System Revenue, Series A-1,
                  (FSA Insured),
                  5.000% due 07/01/2017 ..................                 2,118
       1,300   Los Angeles, Department of Water & Power,
                  Power System Revenue, Series A-2,
                  (MBIA Insured),
                  5.000% due 07/01/2017 ..................                 1,362
       1,045   Los Angeles, Municipal Improvement
                  Corporation, Lease Revenue, (City of Los
                  Angeles Central Library Project), Series
                  AT, (MBIA Insured),
                  5.500% due 06/01/2017 ..................                 1,130
       1,500   Los Angeles, State Building Authority,
                  Lease Revenue, (State of California
                  Department of
                  General Services Lease Project), Series
                  A, (MBIA-IBC Insured),
                  5.625% due 05/01/2011 ..................                 1,596
       2,105   M-S-R Public Power Agency, San Juan
                  Project Revenue, Series I, (MBIA
                  Insured),
                  5.000% due 07/01/2015 ..................                 2,222
       1,500   Merced, Irrigation District, Revenue Bonds,
                  Warrants,
                  4.000% due 07/01/2009 ..................                 1,498
       3,000   Monterey Peninsula, Community College
                  District, GO, (FGIC Insured),
                  5.000% due 08/01/2020 ..................                 3,148
       1,575   Oceanside, COP, Series A, (AMBAC Insured),
                  5.250% due 04/01/2016 ..................                 1,687
               Ontario, Redevelopment Financing Authority,
                  Lease Revenue:
       1,055      (Capital Projects), (AMBAC Insured),
                  5.500% due 08/01/2016 ..................                 1,147
       1,060      (Project No.1, Center City & Cimarron
                  Projects), (MBIA Insured),
                  5.250% due 08/01/2016 ..................                 1,137
       1,000   Orange County, Public Financing Authority,
                  Lease Revenue, (Juvenile Justice Center
                  Facility Project), (AMBAC Insured),
                  5.375% due 06/01/2016 ..................                 1,086
       1,000   Orange County, Water District Revenue, COP,
                  Series B, (MBIA Insured),
                  5.000% due 08/15/2018 ..................                 1,047
         795   Palm Desert, Financing Authority, Tax
                  Allocation Revenue, (Project Area No.
                  2), Series A, (MBIA Insured),
                  5.000% due 08/01/2012 ..................                   847
$      1,210   Redding, Joint Powers Financing Authority,
                  Lease Revenue, (2004 Civic Center
                  Refunding and Parks Project), Series B,
                  (AMBAC Insured),
                  5.000% due 03/01/2015 ..................           $     1,281
       1,590   Redlands, COP, (AMBAC Insured),
                  5.000% due 09/01/2017 ..................                 1,659
         200   Redondo Beach, Public Financing Authority,
                  Revenue Bonds, (South Bay Center
                  Redevelopment Project),
                  6.750% due 07/01/2006 ..................                   201
       2,090   Richmond, Joint Powers Financing Authority,
                  Tax Allocation Revenue, Series A,
                  (MBIA Insured),
                  5.500% due 09/01/2017 ..................                 2,234
               Riverside County, COP, (Historic Courthouse
                  Refunding Project), Series B,
                  (FGIC Insured):
       1,015      5.000% due 11/01/2018 ..................                 1,066
       1,105      5.000% due 11/01/2019 ..................                 1,156
       1,100   Riverside, Special Tax Revenue, (Community
                  Facilities District No. 90-1-A),
                  (MBIA Insured),
                  5.500% due 09/01/2013 ..................                 1,190
       1,040   Sacramento, Limited Obligation Bonds,
                  Reassessment District II No. 2006-1,
                  (Willow Creek II & North Notomas),
                  5.000% due 09/02/2020** ................                 1,043
       1,565   San Bernardino, Redevelopment Agency, Tax
                  Allocation Revenue, (San Sevaine
                  Redevelopment Project), Series A,
                  (Radian Insured),
                  5.000% due 09/01/2018 ..................                 1,627
               San Diego County, COP, (Burnham Institute
                  for Medical Research):
       1,000      5.000% due 09/01/2016 ..................                 1,025
       1,000      5.000% due 09/01/2020 ..................                 1,007
       1,840   San Diego County, COP, (Motorola Refunding
                  Project), (AMBAC Insured),
                  5.000% due 02/01/2011 ..................                 1,942
       3,000   San Francisco, Bay Area Rapid Transit
                  District, Sales Tax Revenue, Series A,
                  (MBIA Insured),
                  5.000% due 07/01/2018 ..................                3,166
       1,200   San Jose, Financing Authority, Lease
                  Revenue, (Convention Center Project),
                  Series F,
                  (MBIA Insured),
                  5.000% due 09/01/2016 ..................                 1,265
               Santa Maria, Redevelopment Agency, Lease
                  Revenue, (Town Center & Westside Parking
                  Facilities Project), (AMBAC Insured):
         165      5.000% due 06/01/2013 ..................                   176
       1,085      5.250% due 06/01/2015 ..................                 1,162
       1,160   Shasta, Joint Powers Financing Authority,
                  Lease Revenue, (County Administration
                  Building Project), Series A,
                  (MBIA Insured),
                  5.250% due 04/01/2017 ..................                 1,228


                       See Notes to Financial Statements.                     73

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

April 30, 2006 (unaudited)

PRINCIPAL
  AMOUNT                                                                 VALUE
  (000S)                                                                (000S)
---------                                                            -----------
MUNICIPAL BONDS AND NOTES (CONTINUED)
   CALIFORNIA (CONTINUED)
$      1,000   South Gate, Public Financing Authority, Tax
                  Allocation Revenue, (South Gate
                  Redevelopment Project No. 1),
                  (XLCA Insured),
                  5.000% due 09/01/2016 ..................           $     1,052
         995   Southern California Home Financing
                  Authority, MFHR, (The Fountains
                  Project), Series A, AMT, (FNMA
                  Collateral),
                  5.400% due 01/01/2027 ..................                   998
       1,430   Southern California Public Power Authority,
                  San Juan Power Revenue, (San Juan Unit 3
                  Project), Series A, (FSA Insured),
                  5.000% due 01/01/2020 ..................                 1,496
         910   Stanton, MFHR, (Continental Gardens LP
                  Project), AMT, (FNMA Collateral),
                  5.625% due 08/01/2029 ..................                   941
       1,305   Stockton, Community Facilities District No.
                  1, Supplemental Tax Revenue, (Mello
                  Roos- Weston Ranch), Series A,
                  5.500% due 09/01/2009 ..................                 1,338
               Sunnyvale, Solid Waste Revenue,
                  (AMBAC Insured):
       1,000      5.500% due 10/01/2014 ..................                 1,076
       1,000      5.500% due 10/01/2016 ..................                 1,070
       1,225   Sweetwater, Union High School District,
                  COP, (MBIA Insured),
                  5.000% due 09/01/2020 ..................                 1,277
       1,000   Tracy, Area Public Facilities Financing
                  Agency, Special Tax Revenue, (Community
                  Facilities District No. 87-1-H), (MBIA
                  Insured),
                  5.875% due 10/01/2013 ..................                 1,043
       1,000   Victor Valley, Union High School District,
                  COP, (Victor Valley Junior High School
                  Project), (AMBAC Insured),
                  5.000% due 11/15/2017 ..................                 1,056
                                                                     -----------
                                                                         115,021
                                                                     -----------
GUAM - 0.9%
       1,000   Guam Government, GO, Series A,
                  (FSA Insured),
                  5.500% due 12/01/2011 ..................                 1,088
                                                                     -----------
PUERTO RICO - 0.8%
       1,000   Puerto Rico Public Building Authority,
                  Government Facilities Revenue, Series K,
                  (MBIA Insured),
                  4.000% due 07/01/2026 ..................                 1,003
                                                                     -----------
               Total Municipal Bonds and Notes
                  (Cost $116,299) ........................               117,112
                                                                     -----------
SHORT-TERM MUNICIPAL BONDS - 2.8%
       2,400   Adelanto, Public Utilities Authority, Water
                  & Sewer Revenue, (Utilities System
                  Project), Series A, (AMBAC Insured),
                  3.780% due 11/01/2034+ .................                 2,400
       1,000   Madera, Irrigation Financing Authority,
                  Water Revenue, Series A, (XLCA Insured),
                  3.780% due 01/01/2036+ .................                 1,000
                                                                     -----------
               Total Short-Term Municipal Bonds
                  (Cost $3,400) ..........................                 3,400
                                                                     -----------
TOTAL INVESTMENTS++ (Cost $119,699*) .....................    99.2%  $   120,512
OTHER ASSETS (LIABILITIES) (NET) .........................     0.8           913
                                                             -----   -----------
NET ASSETS ...............................................   100.0%  $   121,425
                                                             =====   ===========

----------
*    Aggregate cost for federal tax purposes.

**   Security purchased on a when-issued basis.

+ Securities with a maturity date of more than 13 months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at April 30, 2006. These rates change periodically based on specified market rates or indices.

++ All securities segregated as collateral for futures contracts or when-issued securities.

The California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10.0% at April 30, 2006 (as a percentage of the total net assets of the Fund):

Public Facilities-Public Buildings   16.2%
Special Tax Revenue-Tax
Allocation/Increment                 11.0%

The California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10.0% at April 30, 2006 (as a percentage of the total net assets of the Fund):

MBIA    25.8%
AMBAC   25.2%
FGIC    16.9%
FSA     13.0%

                                                                     UNREALIZED
NUMBER OF                                                  VALUE    APPRECIATION
CONTRACTS                                                  (000S)      (000S)
---------                                                 -------   ------------
FUTURES CONTRACTS-SHORT POSITION
       98   U.S. 5 Year Treasury Note,
               December 2006 ..........................   $10,207        $44
                                                          =======        ===

                                GLOSSARY OF TERMS

AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
COP    -- Certificates of Participation
FGIC   -- Federal Guaranty Insurance Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GO     -- General Obligation
IBC    -- Insured Bond Certificate
MBIA   -- Municipal Bond Investors Assurance
MFHR   -- Multi-family Housing Revenue
Radian -- Radian Asset Assurance Inc.
TCRS   -- Transferable Custodial Receipts
XLCA   -- XL Capital Assurance


74                     See Notes to Financial Statements.

                      This Page Left Blank Intentionally.

Statements of Assets and Liabilities

WM GROUP OF FUNDS

April 30, 2006 (unaudited)

(In thousands)

                                                                                                                  SMALL
                                                      EQUITY     GROWTH &   WEST COAST    MID CAP                  CAP
                                            REIT      INCOME      INCOME      EQUITY       STOCK      GROWTH      VALUE
                                            FUND       FUND        FUND        FUND        FUND        FUND       FUND
                                          --------  ----------  ----------  ----------  ----------  ----------  --------
ASSETS:
Investments, at cost ...................  $356,052  $3,082,440  $1,896,746  $1,502,299  $  801,799  $2,248,003  $331,381
                                          ========  ==========  ==========  ==========  ==========  ==========  ========
Investments, at value:
   Unaffiliated securities .............  $460,397  $3,456,615  $2,334,561  $1,891,445  $  969,946  $2,378,019  $306,783
   Affiliated securities ...............        --          --          --      15,046          --          --        --
   Investments held as collateral for
      securities loaned ................    43,913     200,715     150,151     195,406      95,978     129,442    49,923
                                          --------  ----------  ----------  ----------  ----------  ----------  --------
   Total Investments ...................   504,310   3,657,330   2,484,712   2,101,897   1,065,924   2,507,461   356,706
Cash ...................................        --           1          --          --          --          49        36
Unrealized appreciation of forward
   foreign currency contracts ..........        --          --          --          --          --          --        --
Dividends and/or interest receivable ...       761       6,141       2,626         675         835       1,280       957
Receivable for Fund shares sold ........       402      17,577       1,847       5,488       2,518       1,489       119
Receivable for investment
   securities sold .....................     1,059      52,082      17,744         419          --       6,226     4,848
Prepaid expenses .......................         7          48          39          28          14          33         5
                                          --------  ----------  ----------  ----------  ----------  ----------  --------
   Total Assets ........................   506,539   3,733,179   2,506,968   2,108,507   1,069,291   2,516,538   362,671
                                          --------  ----------  ----------  ----------  ----------  ----------  --------

LIABILITIES:
Payable upon return of securities
   loaned ..............................    43,913     200,715     150,151     195,406      95,978     129,442    49,923
Unrealized depreciation of forward
   foreign currency contracts ..........        --          --          --          --          --          --        --
Payable for Fund shares redeemed .......        43       2,469         610       1,094         249         554        71
Payable for when-issued securities
   purchased ...........................        --          --          --          --          --          --        --
Payable for investment securities
   purchased ...........................     4,907      58,477       3,303       3,278       4,717       5,340     2,092
Investment advisory fee payable ........       299       1,415         978         740         574       1,377       217
Shareholder servicing and
   distribution fees payable ...........        18         647         184         350          63         106         8
Transfer agent fees payable ............         6          99          48          70           9          54         3
Variation margin .......................        --          --          --          --          --          --        --
Dividends payable ......................        --          --          --          --          --          --        --
Due to custodian .......................        --          --          --          --          --          --        --
Accrued expenses and other
   payables ............................        56         445         339         404          98         424        23
                                          --------  ----------  ----------  ----------  ----------  ----------  --------
   Total Liabilities ...................    49,242     264,267     155,613     201,342     101,688     137,297    52,337
                                          --------  ----------  ----------  ----------  ----------  ----------  --------
NET ASSETS .............................  $457,297  $3,468,912  $2,351,355  $1,907,165  $  967,603  $2,379,241  $310,334
                                          ========  ==========  ==========  ==========  ==========  ==========  ========
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) ...  $   (886) $    3,276  $    9,696  $    1,366  $    1,680  $    1,990  $  1,660
Accumulated net realized gain/(loss)
   on investment transactions ..........    28,124      87,408     (37,994)     12,725      29,402    (307,648)   31,068
Net unrealized appreciation/
   (depreciation) of investments .......   148,258     574,890     587,966     599,598     264,125     259,462    25,332
Paid-in capital ........................   281,801   2,803,338   1,791,687   1,293,476     672,396   2,425,437   252,274
                                          --------  ----------  ----------  ----------  ----------  ----------  --------
   Total Net Assets ....................  $457,297  $3,468,912  $2,351,355  $1,907,165  $  967,603  $2,379,241  $310,334
                                          ========  ==========  ==========  ==========  ==========  ==========  ========


76                     See Notes to Financial Statements.

                                                                                            CALIFORNIA
  SMALL                    SHORT      U.S.                             TAX-                   INSURED
   CAP    INTERNATIONAL    TERM    GOVERNMENT                HIGH     EXEMPT   CALIFORNIA  INTERMEDIATE
 GROWTH      GROWTH       INCOME   SECURITIES    INCOME      YIELD     BOND     MUNICIPAL    MUNICIPAL
  FUND         FUND        FUND       FUND        FUND       FUND      FUND       FUND         FUND
--------  -------------  --------  ----------  ----------  --------  --------  ----------  ------------

$421,192   $1,095,632    $258,101  $1,827,715  $1,257,604  $839,737  $186,281   $383,503     $119,699
========   ==========    ========  ==========  ==========  ========  ========   ========     ========

$423,695   $1,227,436    $253,444  $1,768,540  $1,239,465  $854,744  $197,097   $397,363     $120,512
      --           --          --          --          --    18,177        --         --           --

  82,004      191,138          --          --          --        --        --         --           --
--------   ----------    --------  ----------  ----------  --------  --------   --------     --------
 505,699    1,418,574     253,444   1,768,540   1,239,465   872,921   197,097    397,363      120,512
       1           --           1           1          --    13,573       945         70           71

      --          556          --          --          --        --        --         --           --
     109        5,509       2,835       8,897      16,412    16,989     3,144      5,359        1,583
     651        1,169          34         491         535     3,775       772      2,258        1,002

   7,593        2,254          --          --       5,902        20        --         97           --
       6           15           4          28          20        13         3          6            2
--------   ----------    --------  ----------  ----------  --------  --------   --------     --------
 514,059    1,428,077     256,318   1,777,957   1,262,334   907,291   201,961    405,153      123,170
--------   ----------    --------  ----------  ----------  --------  --------   --------     --------



  82,004      191,138          --          --          --        --        --         --           --

      --          551          --          --          --        --        --         --           --
      65          120         521         908       1,278       387       358        618          450

      --           --          --          --          --        --     2,000      2,805        1,040

   5,114        6,243          --          --       4,840    17,688        --         --           --
     297        1,792         103         729         515       383        82        164           50

      34           31          30         113         132       135        60        177           63
      20           11          10          19          20        16         6         10            3
      --           --          16          --          --        --        21         10           15
      --           --          35         169         413       785       245        487           89
      --          467          --          --         132        --        --         --           --

     112          177          29         120         121        85        50         75           35
--------   ----------    --------  ----------  ----------  --------  --------   --------     --------
  87,646      200,530         744       2,058       7,451    19,479     2,822      4,346        1,745
--------   ----------    --------  ----------  ----------  --------  --------   --------     --------
$426,413   $1,227,547    $255,574  $1,775,899  $1,254,883  $887,812  $199,139   $400,807     $121,425
========   ==========    ========  ==========  ==========  ========  ========   ========     ========


$ (1,099)  $   (2,175)   $    164  $   (2,535) $     (557) $  3,227  $    217   $    146     $     60

 (58,121)      12,058      (4,070)    (23,924)    (13,346)   14,356       272      1,150           20

  84,507      323,104      (4,619)    (59,175)    (18,139)   33,189    10,904     13,862          857
 401,126      894,560     264,099   1,861,533   1,286,925   837,040   187,746    385,649      120,488
--------   ----------    --------  ----------  ----------  --------  --------   --------     --------
$426,413   $1,227,547    $255,574  $1,775,899  $1,254,883  $887,812  $199,139   $400,807     $121,425
========   ==========    ========  ==========  ==========  ========  ========   ========     ========


                       See Notes to Financial Statements.                     77

WM GROUP OF FUNDS

April 30, 2006 (unaudited)

(In thousands)

                                                                              WEST                            SMALL
                                                      EQUITY     GROWTH &     COAST    MID CAP                 CAP
                                            REIT      INCOME      INCOME     EQUITY     STOCK     GROWTH      VALUE
                                            FUND       FUND        FUND       FUND      FUND       FUND       FUND
                                          --------  ----------  ----------  --------  --------  ----------  --------
NET ASSETS:
Class A Shares .........................  $ 25,007  $1,270,674  $  590,185  $865,459  $189,282  $  143,023  $ 14,117
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class B Shares .........................  $ 10,584  $  293,220  $   74,592  $190,358  $ 30,251  $   88,870  $  3,289
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class C Shares .........................  $  5,763  $  203,788  $    2,271  $ 20,164  $  7,501  $    2,767  $  2,592
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class I Shares .........................  $415,943  $1,700,951  $1,684,307  $831,184  $740,569  $2,144,581  $290,336
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class R-1 Shares .......................  $     --  $      279  $       --  $     --  $     --  $       --  $     --
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class R-2 Shares .......................  $     --  $       --  $       --  $     --  $     --  $       --  $     --
                                          ========  ==========  ==========  ========  ========  ==========  ========
SHARES OUTSTANDING:
Class A Shares .........................     1,312      59,158      22,382    20,396     9,287       8,604     1,152
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class B Shares .........................       557      13,752       2,930     5,043     1,567       6,000       271
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class C Shares .........................       303       9,631          91       532       389         185       213
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class I Shares .........................    21,767      79,175      63,686    19,412    35,897     123,655    23,583
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class R-1 Shares .......................        --          13          --        --        --          --        --
                                          ========  ==========  ==========  ========  ========  ==========  ========
Class R-2 Shares .......................        --          --          --        --        --          --        --
                                          ========  ==========  ==========  ========  ========  ==========  ========
CLASS A SHARES:**
Net asset value per share of
   beneficial interest outstanding* ....  $  19.06  $    21.48  $    26.37  $  42.43  $  20.38  $    16.62  $  12.25
                                          ========  ==========  ==========  ========  ========  ==========  ========
Maximum sales charge ...................      5.50%       5.50%       5.50%     5.50%     5.50%       5.50%     5.50%
                                          ========  ==========  ==========  ========  ========  ==========  ========
Maximum offering price per share of
   beneficial interest outstanding .....  $  20.17  $    22.73  $    27.90  $  44.90  $  21.57  $    17.59  $  12.96
                                          ========  ==========  ==========  ========  ========  ==========  ========
CLASS B SHARES:**
Net asset value and offering price
   per share of beneficial interest
   outstanding* ........................  $  19.00  $    21.32  $    25.46  $  37.75  $  19.31  $    14.81  $  12.12
                                          ========  ==========  ==========  ========  ========  ==========  ========
CLASS C SHARES:**
Net asset value and offering price
   per share of beneficial interest
   outstanding* ........................  $  19.00  $    21.16  $    25.07  $  37.88  $  19.30  $    14.96  $  12.14
                                          ========  ==========  ==========  ========  ========  ==========  ========
CLASS I SHARES:**
Net asset value, offering and
   redemption price per share of
   beneficial interest outstanding .....  $  19.11  $    21.48  $    26.45  $  42.82  $  20.63  $    17.34  $  12.31
                                          ========  ==========  ==========  ========  ========  ==========  ========
CLASS R-1 SHARES:**
Net asset value, offering and
   redemption price per share of
   beneficial interest outstanding .....  $  19.04  $    21.48  $    26.37  $  42.43  $  20.38  $    16.62  $  12.25
                                          ========  ==========  ==========  ========  ========  ==========  ========
CLASS R-2 SHARES:**
Net asset value, offering and
   redemption price per share of
   beneficial interest outstanding .....  $  19.04  $    21.48  $    26.37  $  42.43  $  20.38  $    16.62  $  12.25
                                          ========  ==========  ==========  ========  ========  ==========  ========

----------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge and/or applicable redemption fees for the International Growth Fund.

**   Net asset values and maximum offering prices are not shown in thousands.


78                     See Notes to Financial Statements.

                                                                                          CALIFORNIA
  SMALL                    SHORT      U.S.                           TAX-                   INSURED
   CAP    INTERNATIONAL    TERM    GOVERNMENT              HIGH     EXEMPT   CALIFORNIA  INTERMEDIATE
 GROWTH       GROWTH      INCOME   SECURITIES   INCOME     YIELD     BOND     MUNICIPAL    MUNICIPAL
  FUND        FUND         FUND       FUND       FUND      FUND      FUND       FUND         FUND
--------  -------------  --------  ----------  --------  --------  --------  ----------  ------------

$120,439   $  105,830    $ 32,653  $  106,736  $147,116  $183,966  $169,423   $249,169     $61,597
========   ==========    ========  ==========  ========  ========  ========   ========     =======
$ 10,030   $   10,328    $ 19,725  $  101,354  $111,278  $ 75,410  $ 26,964   $147,670     $52,991
========   ==========    ========  ==========  ========  ========  ========   ========     =======
$  1,485   $    3,972    $  7,876  $    7,669  $ 10,730  $ 46,797  $  2,752   $  3,968     $ 6,837
========   ==========    ========  ==========  ========  ========  ========   ========     =======
$294,459   $1,107,417    $195,320  $1,560,140  $985,759  $581,595  $     --   $     --     $    --
========   ==========    ========  ==========  ========  ========  ========   ========     =======
$     --   $       --    $     --  $       --  $     --  $     44  $     --   $     --     $    --
========   ==========    ========  ==========  ========  ========  ========   ========     =======
$     --   $       --    $     --  $       --  $     --  $     --  $     --   $     --     $    --
========   ==========    ========  ==========  ========  ========  ========   ========     =======

   7,520        8,203      14,181      10,285    16,426    21,342    22,448     22,470       5,714
========   ==========    ========  ==========  ========  ========  ========   ========     =======
     723          838       8,566       9,773    12,387     8,707     3,572     13,317       4,915
========   ==========    ========  ==========  ========  ========  ========   ========     =======
     105          327       3,419         740     1,194     5,405       365        358         634
========   ==========    ========  ==========  ========  ========  ========   ========     =======
  17,712       85,389      84,809     150,298   109,845    67,573        --         --          --
========   ==========    ========  ==========  ========  ========  ========   ========     =======
      --           --          --          --        --         5        --         --          --
========   ==========    ========  ==========  ========  ========  ========   ========     =======
      --           --          --          --        --        --        --         --          --
========   ==========    ========  ==========  ========  ========  ========   ========     =======


$  16.02   $    12.90    $   2.30  $    10.38  $   8.96  $   8.62  $   7.55   $  11.09     $ 10.78
========   ==========    ========  ==========  ========  ========  ========   ========     =======
    5.50%        5.50%       3.50%       4.50%     4.50%     4.50%     4.50%      4.50%       4.50%
========   ==========    ========  ==========  ========  ========  ========   ========     =======

$  16.95   $    13.65    $   2.38  $    10.87  $   9.38  $   9.03  $   7.91   $  11.61     $ 11.29
========   ==========    ========  ==========  ========  ========  ========   ========     =======



$  13.88   $    12.33    $   2.30  $    10.37  $   8.98  $   8.66  $   7.55   $  11.09     $ 10.78
========   ==========    ========  ==========  ========  ========  ========   ========     =======



$  14.10   $    12.16    $   2.30  $    10.36  $   8.98  $   8.66  $   7.55   $  11.09     $ 10.78
========   ==========    ========  ==========  ========  ========  ========   ========     =======



$  16.62   $    12.97    $   2.30  $    10.38  $   8.97  $   8.61
========   ==========    ========  ==========  ========  ========



$  16.01   $    12.90    $   2.30  $    10.38  $   8.96  $   8.62
========   ==========    ========  ==========  ========  ========



$  16.01   $    12.90    $   2.30  $    10.38  $   8.96  $   8.62
========   ==========    ========  ==========  ========  ========


                       See Notes to Financial Statements.                     79

Statements of Operations

WM GROUP OF FUNDS

For the Six Months Ended April 30, 2006 (unaudited)

(In thousands)

                                                                         WEST                        SMALL
                                                    EQUITY   GROWTH &    COAST    MID CAP             CAP
                                            REIT    INCOME    INCOME    EQUITY     STOCK    GROWTH   VALUE
                                            FUND     FUND      FUND      FUND      FUND      FUND     FUND
                                          -------  --------  --------  --------  --------  -------  -------
INVESTMENT INCOME:
Dividends ..............................  $ 4,884  $ 31,899  $ 25,714  $ 10,889  $  6,412  $ 9,955  $ 4,043
Interest ...............................      526     5,472     1,151     1,225     1,089    1,644      263
Foreign withholding taxes ..............      (38)     (226)      (34)       --       (32)    (139)    (251)
Securities lending income ..............       44       436        53       182        66       85      206
                                          -------  --------  --------  --------  --------  -------  -------
      Total investment income ..........    5,416    37,581    26,884    12,296     7,535   11,545    4,261
                                          -------  --------  --------  --------  --------  -------  -------
EXPENSES:
Investment advisory fee ................    1,769     7,651     6,307     4,216     3,327    7,559    1,368
Custodian fees .........................        6        32        40        35        12       80       14
Legal and audit fees ...................       19        41        39        30        24       33       19
Registration and filing fees ...........       26        82        22        49        31       82       27
Printing and postage expenses ..........       68       297       114       259        56       87       10
Other ..................................       18       188       125       135        36      110       12
Shareholder servicing and distribution
   fees:
   Class A Shares ......................       27     1,319       728     1,005       145      167       18
   Class B Shares ......................       49     1,289       396       907       135      475       16
   Class C Shares ......................       27       830        10        85        29       12       13
   Class R-1 Shares ....................       --        --        --        --        --       --       --
   Class R-2 Shares ....................       --        --        --        --        --       --       --
Transfer agent fees:
   Class A Shares ......................       21       390       223       307        40      184       14
   Class B Shares ......................       12       236       135       220        36      230        6
   Class C Shares ......................        4        78         3        13         4        3        2
Recordkeeping/administration fees:
   Class R-1 Shares ....................       --        --        --        --        --       --       --
   Class R-2 Shares ....................       --        --        --        --        --       --       --
                                          -------  --------  --------  --------  --------  -------  -------
      Total expenses ...................    2,046    12,433     8,142     7,261     3,875    9,022    1,519
Fees reduced by custodian credits ......       (1)       (5)       (1)       (1)       (1)     (15)      (1)
                                          -------  --------  --------  --------  --------  -------  -------
      Net expenses .....................    2,045    12,428     8,141     7,260     3,874    9,007    1,518
                                          -------  --------  --------  --------  --------  -------  -------
NET INVESTMENT INCOME/(LOSS) ...........    3,371    25,153    18,743     5,036     3,661    2,538    2,743
                                          -------  --------  --------  --------  --------  -------  -------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
   Unaffiliated security transactions ..   24,809    86,502    14,891    13,565    32,574   12,346   30,285
   Affiliated secuity transactions .....       --        --        --      (149)       --       --       --
   Forward foreign currency contracts
      and foreign currency
      transactions .....................       --        --        --        --        --     (110)     (63)
   Futures contracts ...................       --        --        --        --        --       --       --
                                          -------  --------  --------  --------  --------  -------  -------
      Net realized gain/(loss) on
         investment transactions .......   24,809    86,502    14,891    13,416    32,574   12,236   30,222
                                          -------  --------  --------  --------  --------  -------  -------
Capital gain distributions received ....    3,324     1,019        --       382        --       --       30
                                          -------  --------  --------  --------  --------  -------  -------
Net change in unrealized appreciation/
   depreciation of:
   Securities ..........................   28,935   206,954   171,903   168,769    85,611   82,006    3,755
   Forward foreign currency contracts ..       --        --        --        --        --       14       11
   Foreign currency, futures contracts
      and other assets and
      liabilities ......................       --        --        --        --        --       (4)      --
                                          -------  --------  --------  --------  --------  -------  -------
Net change in unrealized appreciation/
   depreciation of investment
   transactions ........................   28,935   206,954   171,903   168,769    85,611   82,016    3,766
                                          -------  --------  --------  --------  --------  -------  -------
Net realized and unrealized
   gain/(loss) on investments ..........   57,068   294,475   186,794   182,567   118,185   94,252   34,018
                                          -------  --------  --------  --------  --------  -------  -------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................  $60,439  $319,628  $205,537  $187,603  $121,846  $96,790  $36,761
                                          =======  ========  ========  ========  ========  =======  =======

----------
*    Amount represents less than $500.


80                       See Notes to Financial Statements.

                                                                                              CALIFORNIA
                                         U.S.                                                   INSURED
SMALL CAP  INTERNATIONAL  SHORT TERM  GOVERNMENT              HIGH   TAX-EXEMPT  CALIFORNIA  INTERMEDIATE
  GROWTH       GROWTH       INCOME    SECURITIES   INCOME    YIELD      BOND      MUNICIPAL    MUNICIPAL
   FUND         FUND         FUND        FUND       FUND      FUND      FUND        FUND         FUND
---------  -------------  ----------  ----------  --------  -------  ----------  ----------  ------------

 $   227      $  9,796     $    --     $     --   $     --  $   932   $    --     $    --       $   --
     325           753       6,006       46,031     37,687   33,055     5,220      10,255        2,622
      --          (774)         --           --         --      (51)       --          --           --
     431           301          --           --         --       --        --          --           --
 -------      --------     -------     --------   --------  -------   -------     -------       ------
     983        10,076       6,006       46,031     37,687   33,936     5,220      10,255        2,622
 -------      --------     -------     --------   --------  -------   -------     -------       ------

   1,617         4,127         632        4,512      3,058    2,245       504         999          315
      23           327           4           34         11       73         5           5            4
      20            25          18           32         26       24        17          19           17
      28            49          24           25         35       33        21          13           12
      45            40          12           45         44       43        10          47           14
      34            31          16           71         60       40        15          24            9


     121            91          41          142        183      186       214         301           78
      50            35         108          556        595      369       142         773          283
       6            11          50           36         53      208        12          21           36
      --            --          --           --         --       --        --          --           --
      --            --          --           --         --       --        --          --           --

     110            49          26           74         83       61        35          40            8
      30            15          17           65         64       34         7          27           11
       1             2           6            3          7       16         1           1            1

      --            --          --           --         --       --        --          --           --
      --            --          --           --         --       --        --          --           --
 -------      --------     -------     --------   --------  -------   -------     -------       ------
   2,085         4,802         954        5,595      4,219    3,332       983       2,270          788
      (3)           (2)         --*          --*       (10)     (65)       (4)         (2)          (2)
 -------      --------     -------     --------   --------  -------   -------     -------       ------
   2,082         4,800         954        5,595      4,209    3,267       979       2,268          786
 -------      --------     -------     --------   --------  -------   -------     -------       ------
  (1,099)        5,276       5,052       40,436     33,478   30,669     4,241       7,987        1,836
 -------      --------     -------     --------   --------  -------   -------     -------       ------


   7,972        31,669        (238)        (738)     3,511   46,148       333       1,283          (77)
      --            --          --           --         --       --        --          --           --


      --          (176)         --           --         --       24        --          --           --
      --            --         269           --         --       --       304        (152)         115
 -------      --------     -------     --------   --------  -------   -------     -------       ------
   7,972        31,493          31         (738)     3,511   46,172       637       1,131           38
 -------      --------     -------     --------   --------  -------   -------     -------       ------
       4            --          --           --         --       20        --          --           --
 -------      --------     -------     --------   --------  -------   -------     -------       ------


  45,292       162,567      (1,222)     (22,227)   (16,260)  (9,936)     (596)     (1,305)        (545)
      --           (38)         --           --         --       --        --          --           --


      --           203        (128)          --         --       26      (190)        (61)          26
 -------      --------     -------     --------   --------  -------   -------     -------       ------


  45,292       162,732      (1,350)     (22,227)   (16,260)  (9,910)     (786)     (1,366)        (519)
 -------      --------     -------     --------   --------  -------   -------     -------       ------

  53,268       194,225      (1,319)     (22,965)   (12,749)  36,282      (149)       (235)        (481)
 -------      --------     -------     --------   --------  -------   -------     -------       ------

 $52,169      $199,501     $ 3,733     $ 17,471   $ 20,729  $66,951   $ 4,092     $ 7,752       $1,355
 =======      ========     =======     ========   ========  =======   =======     =======       ======


                      See Notes to Financial Statements.                      81

Statements of Changes in Net Assets

WM GROUP OF FUNDS

(In thousands)

                                                 REIT FUND            EQUITY INCOME FUND      GROWTH & INCOME FUND
                                          -----------------------  -----------------------  -----------------------
                                           SIX MONTHS               SIX MONTHS               SIX MONTHS
                                             ENDED                    ENDED                    ENDED
                                            4/30/06    YEAR ENDED    4/30/06    YEAR ENDED    4/30/06    YEAR ENDED
                                          (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05
                                          -----------  ----------  -----------  ----------  -----------  ----------
Net investment income ..................   $  3,371     $ 11,284   $   25,153   $   44,832  $   18,743   $   37,167
Net realized gain on
   investment transactions .............     24,809        7,623       86,502       86,726      14,891       45,639
Capital gain distributions received ....      3,324        2,695        1,019        1,209          --           --
Net change in unrealized appreciation/
   depreciation of investments .........     28,935       34,474      206,954      125,418     171,903       53,674
                                           --------     --------   ----------   ----------  ----------   ----------
Net increase in net assets
   resulting from operations ...........     60,439       56,076      319,628      258,185     205,537      136,480
Distributions to shareholders from:
   Net investment income:
      Class A Shares ...................       (243)        (345)      (9,112)     (12,793)     (6,969)      (6,506)
      Class B Shares ...................        (75)        (127)      (1,167)      (2,100)        (92)         (25)
      Class C Shares ...................        (44)         (79)        (894)        (978)         (9)          (4)
      Class I Shares ...................     (5,532)     (10,165)     (15,656)     (25,533)    (28,013)     (21,264)
      Class R-1 Shares .................         --           --           --           --          --           --
      Class R-2 Shares .................         --           --           --           --          --           --
Net realized gains on investments:
      Class A Shares ...................       (443)        (240)     (29,129)          --          --           --
      Class B Shares ...................       (212)        (144)      (7,506)          --          --           --
      Class C Shares ...................       (120)         (86)      (4,471)          --          --           --
      Class I Shares ...................     (9,098)      (7,193)     (41,428)          --          --           --
      Class R-1 Shares .................         --           --           --           --          --           --
      Class R-2 Shares .................         --           --           --           --          --           --
Net increase/(decrease) in net assets
   from Fund share transactions:
      Class A Shares ...................      4,680        7,655      308,560      383,168     (21,711)     (41,061)
      Class B Shares ...................        720        2,109       49,014       62,131     (12,305)     (19,614)
      Class C Shares ...................        124        1,002       63,788       88,699         297          218
      Class I Shares ...................    (14,045)      36,671      299,467      261,151    (404,030)     495,612
      Class R-1 Shares .................         --           --          273           --          --           --
      Class R-2 Shares .................         --           --           --           --          --           --
                                           --------     --------   ----------   ----------  ----------   ----------
Net increase/(decrease) in net assets ..     36,151       85,134      931,367    1,011,930    (267,295)     543,836
NET ASSETS:
Beginning of period/year ...............    421,146      336,012    2,537,545    1,525,615   2,618,650    2,074,814
                                           --------     --------   ----------   ----------  ----------   ----------
End of period/year .....................   $457,297     $421,146   $3,468,912   $2,537,545  $2,351,355   $2,618,650
                                           ========     ========   ==========   ==========  ==========   ==========
Undistributed net investment income/
   (accumulated net investment loss)
   at end of period/year ...............   $   (886)    $  1,637   $    3,276   $    4,952  $    9,696   $   26,036
                                           ========     ========   ==========   ==========  ==========   ==========


82                     See Notes to Financial Statements.

 WEST COAST EQUITY FUND     MID CAP STOCK FUND          GROWTH FUND          SMALL CAP VALUE FUND
-----------------------  -----------------------  -----------------------  -----------------------
 SIX MONTHS               SIX MONTHS               SIX MONTHS               SIX MONTHS
   ENDED                    ENDED                    ENDED                    ENDED
  4/30/06    YEAR ENDED    4/30/06    YEAR ENDED    4/30/06    YEAR ENDED    4/30/06    YEAR ENDED
(UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05
-----------  ----------  -----------  ----------  -----------  ----------  -----------  ----------
$    5,036   $   10,166   $  3,661     $ 12,829   $    2,538   $    8,416   $  2,743     $  2,892

    13,416       37,872     32,574       56,510       12,236       66,759     30,222       18,587
       382        1,036         --            2           --           --         30            1

   168,769      124,947     85,611       55,365       82,016       82,424      3,766        2,884
----------   ----------   --------     --------   ----------   ----------   --------     --------

   187,603      174,021    121,846      124,706       96,790      157,599     36,761       24,364


    (2,474)      (3,556)    (1,417)        (100)          --         (460)       (89)         (55)
        --           --       (150)          --           --         (280)        --           (6)
        --           (3)       (52)          --           --           (7)        (6)          (2)
    (4,379)      (4,933)   (11,820)      (2,895)      (2,024)      (6,132)    (2,800)      (2,805)
        --           --         --           --           --           --         --           --
        --           --         --           --           --           --         --           --

   (18,344)      (7,696)    (6,174)      (2,119)          --           --       (768)          --
    (4,676)      (1,922)    (1,651)        (732)          --           --       (171)          --
      (403)        (126)      (307)         (69)          --           --       (138)          --
   (15,468)      (6,454)   (48,230)     (21,862)          --           --    (17,591)          --
        --           --         --           --           --           --         --           --
        --           --         --           --           --           --         --           --


    64,027       41,184     88,426       25,110        8,571       (8,352)      (894)      11,566
     8,574       10,799      4,347        1,870      (11,927)     (23,335)       177        2,358
     5,280        3,521      2,823        2,289          501           (6)        54        2,082
   149,251       45,817    (68,437)      64,931      554,950       93,923    (43,503)      29,467
        --           --         --           --           --           --         --           --
        --           --         --           --           --           --         --           --
----------   ----------   --------     --------   ----------   ----------   --------     --------
   368,991      250,652     79,204      191,129      646,861      212,950    (28,968)      66,969

 1,538,174    1,287,522    888,399      697,270    1,732,380    1,519,430    339,302      272,333
----------   ----------   --------     --------   ----------   ----------   --------     --------
$1,907,165   $1,538,174   $967,603     $888,399   $2,379,241   $1,732,380   $310,334     $339,302
==========   ==========   ========     ========   ==========   ==========   ========     ========


$    1,366   $    3,183   $  1,680     $ 11,458   $    1,990   $    1,476   $  1,660     $  1,812
==========   ==========   ========     ========   ==========   ==========   ========     ========


                       See Notes to Financial Statements.                     83

WM GROUP OF FUNDS

(In thousands)

                                                 SMALL CAP              INTERNATIONAL              SHORT TERM
                                                GROWTH FUND              GROWTH FUND              INCOME FUND
                                          -----------------------  -----------------------  -----------------------
                                           SIX MONTHS               SIX MONTHS               SIX MONTHS
                                             ENDED                    ENDED                    ENDED
                                            4/30/06    YEAR ENDED    4/30/06    YEAR ENDED    4/30/06    YEAR ENDED
                                          (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05
                                          -----------  ----------  -----------  ----------  -----------  ----------
Net investment income/(loss) ...........   $ (1,099)    $ (2,251)  $    5,276    $ 10,174    $  5,052    $  9,220
Net realized gain/(loss) on investment
   transactions ........................      7,972      (47,989)      31,493      18,824          31         643
Capital gain distributions received ....          4            1           --          --          --          --
Net increase from payment by the
   Advisor .............................         --        1,321           --          --          --          --
Net change in unrealized appreciation/
   depreciation of investments .........     45,292       73,015      162,732      87,039      (1,350)     (7,518)
                                           --------     --------   ----------    --------    --------    --------
Net increase in net assets resulting
   from operations .....................     52,169       24,097      199,501     116,037       3,733       2,345
Distributions to shareholders from:
   Net investment income:
      Class A Shares ...................         --           --         (881)       (364)       (594)     (1,541)
      Class B Shares ...................         --           --          (33)         --        (309)       (742)
      Class C Shares ...................         --           --          (19)         (4)       (147)       (453)
      Class I Shares ...................         --           --      (14,503)     (7,523)     (3,893)     (6,799)
      Class R-1 Shares .................         --           --           --          --          --          --
      Class R-2 Shares .................         --           --           --          --          --          --
   Net realized gains on investments:
      Class A Shares ...................         --           --           --          --          --          --
      Class B Shares ...................         --           --           --          --          --          --
      Class C Shares ...................         --           --           --          --          --          --
      Class I Shares ...................         --           --           --          --          --          --
      Class R-1 Shares .................         --           --           --          --          --          --
      Class R-2 Shares .................         --           --           --          --          --          --
   Net increase/(decrease) in net assets
      from Fund share transactions:
      Class A Shares ...................     20,498      (12,015)      36,786       9,765      (3,485)    (16,583)
      Class B Shares ...................     (1,185)      (2,939)       4,247         579      (3,791)     (7,458)
      Class C Shares ...................        376           42        2,410         634      (5,563)     (5,044)
      Class I Shares ...................     17,182      (15,365)     157,891     140,594         635      31,452
      Class R-1 Shares .................         --           --           --          --          --          --
      Class R-2 Shares .................         --           --           --          --          --          --
      Redemption fees ..................         --           --           10          10          --          --
                                           --------     --------   ----------    --------    --------    --------
Net increase/(decrease) in net assets ..     89,040       (6,180)     385,409     259,728     (13,414)     (4,823)
NET ASSETS:
Beginning of period/year ...............    337,373      343,553      842,138     582,410     268,988     273,811
                                           --------     --------   ----------    --------    --------    --------
End of period/year .....................   $426,413     $337,373   $1,227,547    $842,138    $255,574    $268,988
                                           ========     ========   ==========    ========    ========    ========
Undistributed net investment income/
   (accumulated net investment loss) at
   end of period/year ..................   $ (1,099)    $     --   $   (2,175)   $  7,985    $    164    $     55
                                           ========     ========   ==========    ========    ========    ========


84                     See Notes to Financial Statements.

    U.S. GOVERNMENT
    SECURITIES FUND            INCOME FUND            HIGH YIELD FUND        TAX-EXEMPT BOND FUND
-----------------------  -----------------------  -----------------------  -----------------------
 SIX MONTHS               SIX MONTHS               SIX MONTHS               SIX MONTHS
   ENDED                    ENDED                    ENDED                    ENDED
  4/30/06    YEAR ENDED    4/30/06    YEAR ENDED    4/30/06    YEAR ENDED    4/30/06    YEAR ENDED
(UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05
-----------  ----------  -----------  ----------  -----------  ----------  -----------  ----------
$   40,436   $   70,544  $   33,478   $   59,461   $ 30,669     $ 53,962    $  4,241     $  8,898
      (738)       2,784       3,511        1,785     46,172        9,623         637        3,616
        --           --          --           --         20           --          --           --

        --           --          --           --         --           --          --           --

   (22,227)     (52,278)    (16,260)     (50,548)    (9,910)     (13,197)       (786)      (8,065)
----------   ----------  ----------   ----------   --------     --------    --------     --------

    17,471       21,050      20,729       10,698     66,951       50,388       4,092        4,449


    (2,581)      (5,482)     (3,931)      (7,648)    (4,913)      (7,174)     (3,686)      (7,693)
    (2,120)      (4,948)     (2,760)      (6,248)    (2,180)      (4,795)       (505)      (1,151)
      (138)        (222)       (244)        (504)    (1,229)      (2,317)        (43)         (95)
   (38,715)     (67,624)    (27,177)     (49,194)   (19,988)     (41,288)         --           --
        --           --          --           --         --           --          --           --
        --           --          --           --         --           --          --           --

        --           --          --           --         --           --      (3,337)      (2,041)
        --           --          --           --         --           --        (566)        (392)
        --           --          --           --         --           --         (50)         (40)
        --           --          --           --         --           --          --           --
        --           --          --           --         --           --          --           --
        --           --          --           --         --           --          --           --


   (12,250)     (10,238)      1,126        6,391     66,044       26,776      (2,259)      (3,754)
   (19,249)     (31,325)    (15,635)     (17,900)    (1,679)      (5,927)     (2,532)      (4,309)
     1,006          700          83         (310)     6,416        5,421         446       (1,180)
   (59,679)     431,064      92,428      108,913    (33,369)      65,992          --           --
        --           --          --           --         44           --          --           --
        --           --          --           --         --           --          --           --
        --           --          --           --         --           --          --           --
----------   ----------  ----------   ----------   --------     --------    --------     --------
  (116,255)     332,975      64,619       44,198     76,097       87,076      (8,440)     (16,206)

 1,892,154    1,559,179   1,190,264    1,146,066    811,715      724,639     207,579      223,785
----------   ----------  ----------   ----------   --------     --------    --------     --------
$1,775,899   $1,892,154  $1,254,883   $1,190,264   $887,812     $811,715    $199,139     $207,579
==========   ==========  ==========   ==========   ========     ========    ========     ========


$   (2,535)  $      583  $     (557)  $       77   $  3,227     $    868    $    217     $    210
==========   ==========  ==========   ==========   ========     ========    ========     ========


                       See Notes to Financial Statements.                     85

WM GROUP OF FUNDS

(In thousands)

                                                                      CALIFORNIA INSURED
                                                 CALIFORNIA              INTERMEDIATE
                                               MUNICIPAL FUND           MUNICIPAL FUND
                                          -----------------------  -----------------------
                                           SIX MONTHS               SIX MONTHS
                                             ENDED                    ENDED
                                            4/30/06    YEAR ENDED    4/30/06    YEAR ENDED
                                          (UNAUDITED)   10/31/05   (UNAUDITED)   10/31/05
                                          -----------  ----------  -----------  ----------
Net investment income ..................   $  7,987     $ 16,236    $  1,836     $  3,813
Net realized gain on
   investment transactions .............      1,131        5,076          38          282
Net change in unrealized depreciation of
   investments .........................     (1,366)     (10,599)       (519)      (3,874)
                                           --------     --------    --------     --------
Net increase in net assets resulting
   from operations .....................      7,752       10,713       1,355          221
Distributions to shareholders from:
   Net investment income:
      Class A Shares ...................     (5,161)      (9,845)     (1,028)      (2,071)
      Class B Shares ...................     (2,739)      (6,202)       (716)      (1,549)
      Class C Shares ...................        (75)        (168)        (92)        (194)
   Net realized gains on investments:
      Class A Shares ...................     (3,051)        (601)       (152)         (29)
      Class B Shares ...................     (2,036)        (503)       (133)         (30)
      Class C Shares ...................        (57)         (14)        (17)          (3)
Net increase/(decrease) in net assets
   from Fund share transactions:
      Class A Shares ...................     10,554       13,478      (3,681)       1,650
      Class B Shares ...................    (12,816)     (30,692)     (6,222)     (10,250)
      Class C Shares ...................       (618)        (556)       (594)      (1,077)
                                           --------     --------    --------     --------
Net decrease in net assets .............     (8,247)     (24,390)    (11,280)     (13,332)
NET ASSETS:
Beginning of period/year ...............    409,054      433,444     132,705      146,037
                                           --------     --------    --------     --------
End of period/year .....................   $400,807     $409,054    $121,425     $132,705
                                           ========     ========    ========     ========
Undistributed net investment income
   at end of period/year ...............   $    146     $    134    $     60     $     60
                                           ========     ========    ========     ========


86                       See Notes to Financial Statements.

Statements of Changes in Net Assets -- Capital Stock Activity

WM GROUP OF FUNDS

(In thousands)

REIT FUND

                                              ISSUED AS
                                            REINVESTMENT                            NET INCREASE/
                             SOLD           OF DIVIDENDS          REDEEMED           (DECREASE)
                       ----------------   ----------------   ------------------   -----------------
                        AMOUNT   SHARES    AMOUNT   SHARES     AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   -------   ------   ---------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 7,220      390   $   597       34   $ (3,137)     (170)  $  4,680      254
   Class B .........     1,816       98       239       14     (1,335)      (73)       720       39
   Class C .........       653       36       150        8       (679)      (38)       124        6
   Class I .........     2,393      128    14,630      823    (31,068)   (1,705)   (14,045)    (754)
   Class R-1 .......        --       --        --       --         --        --         --       --
   Class R-2 .......        --       --        --       --         --        --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $12,754      768   $   508       31   $ (5,607)     (341)  $  7,655      458
   Class B .........     4,183      255       224       14     (2,298)     (140)     2,109      129
   Class C .........     2,480      150       150        9     (1,628)      (98)     1,002       61
   Class I .........    21,378    1,337    17,358    1,056     (2,065)     (125)    36,671    2,268

EQUITY INCOME FUND

                                               ISSUED AS
                                             REINVESTMENT
                              SOLD           OF DIVIDENDS          REDEEMED          NET INCREASE
                       -----------------   ----------------   -----------------   -----------------
                        AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       --------   ------   -------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $366,737   17,689   $32,878    1,617   $(91,055)  (4,393)  $308,560   14,913
   Class B .........     64,816    3,153     7,162      356    (22,964)  (1,117)    49,014    2,392
   Class C .........     69,583    3,416     4,240      212    (10,035)    (492)    63,788    3,136
   Class I .........    246,002   12,021    57,084    2,805     (3,619)    (170)   299,467   14,656
   Class R-1 .......        329       16        --       --        (56)      (3)       273       13
   Class R-2 .......         --       --        --       --         --       --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $467,759   23,884   $11,158      573   $(95,749)  (4,876)  $383,168   19,581
   Class B .........     94,639    4,886     1,809       94    (34,317)  (1,776)    62,131    3,204
   Class C .........     96,461    4,973       766       40     (8,528)    (440)    88,699    4,573
   Class I .........    237,093   12,184    25,533    1,313     (1,475)     (81)   261,151   13,416

GROWTH & INCOME FUND

                                               ISSUED AS
                                             REINVESTMENT                              NET INCREASE/
                              SOLD           OF DIVIDENDS           REDEEMED             (DECREASE)
                       -----------------   ----------------   -------------------   -------------------
                        AMOUNT    SHARES    AMOUNT   SHARES     AMOUNT     SHARES     AMOUNT     SHARES
                       --------   ------   -------   ------   ---------   -------   ---------   -------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 22,086      856   $ 6,713      264   $ (50,510)   (1,964)  $ (21,711)     (844)
   Class B .........      2,197       88        88        4     (14,590)     (585)    (12,305)     (493)
   Class C .........        579       24         9       --        (291)      (12)        297        12
   Class I .........     22,912      883    28,013    1,101    (454,955)  (17,648)   (404,030)  (15,664)
   Class R-1 .......         --       --        --       --          --        --          --        --
   Class R-2 .......         --       --        --       --          --        --          --        --

YEAR ENDED 10/31/05:
   Class A .........   $ 39,189    1,595   $ 6,275      253   $ (86,525)   (3,517)  $ (41,061)   (1,669)
   Class B .........      5,243      220        24        1     (24,881)   (1,049)    (19,614)     (828)
   Class C .........        729       32         4       --        (515)      (22)        218        10
   Class I .........    474,848   19,204    21,264      856        (500)      (20)    495,612    20,040


                      See Notes to Financial Statements.                      87

WM GROUP OF FUNDS

(In thousands)

WEST COAST EQUITY FUND

                                               ISSUED AS
                                             REINVESTMENT
                              SOLD           OF DIVIDENDS          REDEEMED          NET INCREASE
                       -----------------   ----------------   -----------------   -----------------
                        AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       --------   ------   -------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 87,208    2,099   $19,815     487    $(42,996)  (1,040)  $ 64,027    1,546
   Class B .........     21,539      582     4,311     119     (17,276)    (467)     8,574      234
   Class C .........      6,503      176       382      10      (1,605)     (44)     5,280      142
   Class I .........    130,557    3,165    19,847     483      (1,153)     (27)   149,251    3,621
   Class R-1 .......         --       --        --      --          --       --         --       --
   Class R-2 .......         --       --        --      --          --       --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $111,137    2,980   $10,883     291    $(80,836)  (2,167)  $ 41,184    1,104
   Class B .........     29,204      875     1,832      55     (20,237)    (605)    10,799      325
   Class C .........      5,584      166       118       4      (2,181)     (65)     3,521      105
   Class I .........     36,035      970    11,387     301      (1,605)     (43)    45,817    1,228

MID CAP STOCK FUND

                                              ISSUED AS
                                            REINVESTMENT                            NET INCREASE/
                             SOLD           OF DIVIDENDS          REDEEMED            (DECREASE)
                       ----------------   ----------------   ------------------   -----------------
                        AMOUNT   SHARES    AMOUNT   SHARES     AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   -------   ------   ---------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $90,008    4,510   $ 7,090      376   $  (8,672)    (444)  $ 88,426    4,442
   Class B .........     5,090      274     1,619       91      (2,362)    (127)     4,347      238
   Class C .........     2,858      155       314       18        (349)     (19)     2,823      154
   Class I .........     6,082      304    60,050    3,143    (134,569)  (6,936)   (68,437)  (3,489)
   Class R-1 .......        --       --        --       --          --       --         --       --
   Class R-2 .......        --       --        --       --          --       --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $31,725    1,718   $ 2,131      122   $  (8,746)    (482)  $ 25,110    1,358
   Class B .........     4,988      285       701       42      (3,819)    (220)     1,870      107
   Class C .........     2,699      150        61        4        (471)     (27)     2,289      127
   Class I .........    46,690    2,637    24,756    1,394      (6,515)    (347)    64,931    3,684

GROWTH FUND

                                              ISSUED AS
                                             REINVESTMENT                           NET INCREASE/
                              SOLD           OF DIVIDENDS         REDEEMED           (DECREASE)
                       -----------------   ---------------   -----------------   ------------------
                        AMOUNT    SHARES   AMOUNT   SHARES    AMOUNT    SHARES     AMOUNT    SHARES
                       --------   ------   ------   ------   --------   ------   ---------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 22,129    1,323   $   --      --    $(13,558)    (814)  $   8,571      509
   Class B .........      1,879      126       --      --     (13,806)    (927)    (11,927)    (801)
   Class C .........      1,085       73       --      --        (584)     (39)        501       34
   Class I .........    556,508   32,059    2,024     117      (3,582)    (207)    554,950   31,969
   Class R-1 .......         --       --       --      --          --       --          --       --
   Class R-2 .......         --       --       --      --          --       --          --       --

YEAR ENDED 10/31/05:
   Class A .........   $ 17,252    1,129   $  448      29    $(26,052)  (1,705)  $  (8,352)    (547)
   Class B .........      3,252      237      270      19     (26,857)  (1,955)    (23,335)  (1,699)
   Class C .........      1,024       74        6      --      (1,036)     (74)         (6)      --
   Class I .........    100,416    6,423    6,132     383     (12,625)    (785)     93,923    6,021


88                     See Notes to Financial Statements.

WM GROUP OF FUNDS

(In thousands)

SMALL CAP VALUE FUND

                                              ISSUED AS
                                            REINVESTMENT                           NET INCREASE/
                             SOLD           OF DIVIDENDS          REDEEMED           (DECREASE)
                       ----------------   ----------------   -----------------   -----------------
                        AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   -------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 2,728      227   $   642       55   $ (4,264)    (354)  $   (894)     (72)
   Class B .........       745       63       119       10       (687)     (58)       177       15
   Class C .........       562       47       135       12       (643)     (54)        54        5
   Class I .........     5,333      438    20,391    1,729    (69,227)  (5,803)   (43,503)  (3,636)
   Class R-1 .......        --       --        --       --         --       --         --       --
   Class R-2 .......        --       --        --       --         --       --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $16,188    1,333   $    43        3   $ (4,665)    (388)  $ 11,566      948
   Class B .........     2,833      237         4       --       (479)     (40)     2,358      197
   Class C .........     2,506      207         2       --       (426)     (37)     2,082      170
   Class I .........    27,162    2,255     2,805      236       (500)     (44)    29,467    2,447

SMALL CAP GROWTH FUND

                                             ISSUED AS
                                            REINVESTMENT                          NET INCREASE/
                             SOLD           OF DIVIDENDS         REDEEMED           (DECREASE)
                       ----------------   ---------------   -----------------   -----------------
                        AMOUNT   SHARES   AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   ------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $29,234    1,829     $--      --     $ (8,736)    (572)  $ 20,498    1,257
   Class B .........       715       53      --      --       (1,900)    (142)    (1,185)     (89)
   Class C .........       520       38      --      --         (144)     (11)       376       27
   Class I .........    18,837    1,223      --      --       (1,655)    (101)    17,182    1,122
   Class R-1 .......        --       --      --      --           --       --         --       --
   Class R-2 .......        --       --      --      --           --       --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $11,769      873     $--      --     $(23,784)  (1,757)  $(12,015)    (884)
   Class B .........       811       68      --      --       (3,750)    (319)    (2,939)    (251)
   Class C .........       555       46      --      --         (513)     (43)        42        3
   Class I .........    35,485    2,536      --      --      (50,850)  (3,688)   (15,365)  (1,152)

INTERNATIONAL GROWTH FUND

                                               ISSUED AS
                                             REINVESTMENT
                              SOLD           OF DIVIDENDS         REDEEMED          NET INCREASE
                       -----------------   ----------------   ----------------   -----------------
                        AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT    SHARES
                       --------   ------   -------   ------   -------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 40,960    3,370   $   848       73   $(5,022)   (420)   $ 36,786    3,023
   Class B .........      5,734      496        28        3    (1,515)   (132)      4,247      367
   Class C .........      2,771      243        18        2      (379)    (33)      2,410      212
   Class I .........    144,141   11,985    14,503    1,246      (753)    (59)    157,891   13,172
   Class R-1 .......         --       --        --       --        --      --          --       --
   Class R-2 .......         --       --        --       --        --      --          --       --

YEAR ENDED 10/31/05:
   Class A .........   $ 16,974    1,684   $   356       36   $(7,565)   (760)   $  9,765      960
   Class B .........      1,979      205        --       --    (1,400)   (146)        579       59
   Class C .........        929       95         3       --      (298)    (31)        634       64
   Class I .........    133,171   13,246     7,523      749      (100)     (9)    140,594   13,986


                       See Notes to Financial Statements.                     89

WM GROUP OF FUNDS

(In thousands)

SHORT TERM INCOME FUND

                                             ISSUED AS
                                            REINVESTMENT                           NET INCREASE/
                             SOLD           OF DIVIDENDS          REDEEMED           (DECREASE)
                       ----------------   ---------------   ------------------   -----------------
                        AMOUNT   SHARES   AMOUNT   SHARES    AMOUNT     SHARES    AMOUNT    SHARES
                       -------   ------   ------   ------   --------   -------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 6,543    2,834   $  450      195   $(10,478)   (4,532)  $ (3,485)  (1,503)
   Class B .........     1,689      731      243      105     (5,723)   (2,477)    (3,791)  (1,641)
   Class C .........       377      163      118       51     (6,058)   (2,618)    (5,563)  (2,404)
   Class I .........     5,131    2,219    3,893    1,686     (8,389)   (3,634)       635      271
   Class R-1 .......        --       --       --       --         --        --         --       --
   Class R-2 .......        --       --       --       --         --        --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $14,092    6,020   $1,042      445   $(31,717)  (13,549)  $(16,583)  (7,084)
   Class B .........     2,089      891      592      253    (10,139)   (4,327)    (7,458)  (3,183)
   Class C .........     3,121    1,330      389      166     (8,554)   (3,655)    (5,044)  (2,159)
   Class I .........    24,653   10,528    6,799    2,909         --        --     31,452   13,437

U.S. GOVERNMENT SECURITIES FUND

                                               ISSUED AS
                                             REINVESTMENT                             NET INCREASE/
                              SOLD           OF DIVIDENDS           REDEEMED            (DECREASE)
                       -----------------   ----------------   -------------------   -----------------
                        AMOUNT    SHARES    AMOUNT   SHARES     AMOUNT     SHARES    AMOUNT    SHARES
                       --------   ------   -------   ------   ---------   -------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $  4,371      416   $ 1,929      184   $ (18,550)   (1,768)  $(12,250)  (1,168)
   Class B .........      1,684      160     1,691      161     (22,624)   (2,154)   (19,249)  (1,833)
   Class C .........      1,785      170       110       10        (889)      (85)     1,006       95
   Class I .........     15,110    1,447    38,715    3,687    (113,504)  (10,772)   (59,679)  (5,638)
   Class R-1 .......         --       --        --       --          --        --         --       --
   Class R-2 .......         --       --        --       --          --        --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $ 20,979    1,956   $ 4,035      376   $ (35,252)   (3,278)  $(10,238)    (946)
   Class B .........      4,266      397     3,945      367     (39,536)   (3,681)   (31,325)  (2,917)
   Class C .........      3,171      296       175       17      (2,646)     (246)       700       67
   Class I .........    363,440   33,841    67,624    6,304          --        --    431,064   40,145

INCOME FUND

                                              ISSUED AS
                                            REINVESTMENT                           NET INCREASE/
                             SOLD           OF DIVIDENDS          REDEEMED           (DECREASE)
                       ----------------   ----------------   -----------------   -----------------
                        AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   -------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $19,459    2,149   $ 2,472      273   $(20,805)  (2,298)  $  1,126      124
   Class B .........     3,930      432     1,687      186    (21,252)  (2,340)   (15,635)  (1,722)
   Class C .........     2,144      236       170       18     (2,231)    (246)        83        8
   Class I .........    73,149    8,035    27,177    2,996     (7,898)    (875)    92,428   10,156
   Class R-1 .......        --       --        --       --         --       --         --       --
   Class R-2 .......        --       --        --       --         --       --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $37,224    4,000   $ 4,859      523   $(35,692)  (3,835)  $  6,391      688
   Class B .........    11,034    1,180     3,740      401    (32,674)  (3,499)   (17,900)  (1,918)
   Class C .........     3,712      397       349       37     (4,371)    (469)      (310)     (35)
   Class I .........    69,059    7,342    49,194    5,280     (9,340)  (1,005)   108,913   11,617


90                     See Notes to Financial Statements.

WM GROUP OF FUNDS

(In thousands)

HIGH YIELD FUND

                                              ISSUED AS
                                            REINVESTMENT                           NET INCREASE/
                             SOLD           OF DIVIDENDS          REDEEMED           (DECREASE)
                       ----------------   ----------------   -----------------   -----------------
                        AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   -------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $89,732   10,639   $ 2,794      329   $(26,482)  (3,131)  $ 66,044    7,837
   Class B .........     5,451      640       981      115     (8,111)    (955)    (1,679)    (200)
   Class C .........     9,359    1,098       595       70     (3,538)    (416)     6,416      752
   Class I .........    12,686    1,500    19,988    2,362    (66,043)  (7,876)   (33,369)  (4,014)
   Class R-1 .......        76        9        --       --        (32)      (4)        44        5
   Class R-2 .......        --       --        --       --         --       --         --       --

YEAR ENDED 10/31/05:
   Class A .........   $65,936    7,984   $ 3,681      445   $(42,841)  (5,212)  $ 26,776    3,217
   Class B .........     9,556    1,153     2,103      253    (17,586)  (2,120)    (5,927)    (714)
   Class C .........    14,492    1,743     1,133      136    (10,204)  (1,232)     5,421      647
   Class I .........    35,769    4,296    41,288    5,005    (11,065)  (1,345)    65,992    7,956

TAX-EXEMPT BOND FUND

                                             ISSUED AS
                                            REINVESTMENT                          NET INCREASE/
                             SOLD           OF DIVIDENDS         REDEEMED          (DECREASE)
                       ----------------   ---------------   -----------------   ----------------
                        AMOUNT   SHARES   AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT   SHARES
                       -------   ------   ------   ------   --------   ------   -------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 8,673    1,140   $4,921     650    $(15,853)  (2,083)  $(2,259)   (293)
   Class B .........       425       55      755     100      (3,712)    (487)   (2,532)   (332)
   Class C .........     1,202      158       82      11        (838)    (110)      446      59

YEAR ENDED 10/31/05:
   Class A .........   $15,149    1,928   $6,593     844    $(25,496)  (3,258)  $(3,754)   (486)
   Class B .........       829      105    1,001     128      (6,139)    (784)   (4,309)   (551)
   Class C .........     1,798      231      103      13      (3,081)    (396)   (1,180)   (152)

CALIFORNIA MUNICIPAL FUND

                                             ISSUED AS
                                            REINVESTMENT                          NET INCREASE/
                             SOLD           OF DIVIDENDS         REDEEMED           (DECREASE)
                       ----------------   ---------------   -----------------   -----------------
                        AMOUNT   SHARES   AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   ------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $22,573    2,019   $5,587     502    $(17,606)  (1,574)  $ 10,554      947
   Class B .........     1,752      157    3,512     315     (18,080)  (1,617)   (12,816)  (1,145)
   Class C .........        44        4      100       9        (762)     (68)      (618)     (55)

YEAR ENDED 10/31/05:
   Class A .........   $35,403    3,108   $6,596     580    $(28,521)  (2,508)  $ 13,478    1,180
   Class B .........     3,770      330    4,531     399     (38,993)  (3,428)   (30,692)  (2,699)
   Class C .........       801       70      129      11      (1,486)    (130)      (556)     (49)

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

                                             ISSUED AS
                                            REINVESTMENT                          NET INCREASE/
                             SOLD           OF DIVIDENDS         REDEEMED           (DECREASE)
                       ----------------   ---------------   -----------------   -----------------
                        AMOUNT   SHARES   AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                       -------   ------   ------   ------   --------   ------   --------   ------
SIX MONTHS ENDED 4/30/06 (UNAUDITED):
   Class A .........   $ 6,246      575   $  827      76    $(10,754)    (987)  $ (3,681)   (336)
   Class B .........       544       50      657      60      (7,423)    (683)    (6,222)   (573)
   Class C .........       165       15       82       7        (841)     (77)      (594)    (55)

YEAR ENDED 10/31/05:
   Class A .........   $13,962    1,264   $1,383     126    $(13,695)  (1,244)  $  1,650     146
   Class B .........     1,211      109    1,190     108     (12,651)  (1,148)   (10,250)   (931)
   Class C .........       785       71      140      13      (2,002)    (181)    (1,077)    (97)


                       See Notes to Financial Statements.                     91

Financial Highlights

REIT FUND

For a Fund share outstanding throughout each period.

                         INCOME FROM INVESTMENT OPERATIONS
                        -----------------------------------             LESS DISTRIBUTIONS
                                        NET                  ----------------------------------------
                NET                  REALIZED                            DISTRIBUTIONS                   NET
               ASSET                    AND         TOTAL     DIVIDENDS     FROM NET                    ASSET
               VALUE        NET     UNREALIZED      FROM      FROM NET      REALIZED                    VALUE
             BEGINNING  INVESTMENT    GAIN ON    INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD
             ---------  ----------  ----------   ----------  ----------  -------------  -------------  ------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $17.23    $0.10(6)      $2.34        $2.44      $(0.21)      $(0.40)        $(0.61)     $19.06
Year Ended:
10/31/05       $15.62    $0.42(6)      $1.95        $2.37      $(0.42)      $(0.34)        $(0.76)     $17.23
10/31/04        12.46     0.39(6)       3.13         3.52       (0.31)       (0.05)         (0.36)      15.62
10/31/03(3)     10.00     0.28(6)       2.35         2.63       (0.17)          --          (0.17)      12.46

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $17.18    $0.03(6)      $2.33        $2.36      $(0.14)      $(0.40)        $(0.54)     $19.00
Year Ended:
10/31/05       $15.58    $0.29(6)      $1.94        $2.23      $(0.29)      $(0.34)        $(0.63)     $17.18
10/31/04        12.43     0.29(6)       3.12         3.41       (0.21)       (0.05)         (0.26)      15.58
10/31/03(3)     10.00     0.22(6)       2.35         2.57       (0.14)          --          (0.14)      12.43

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $17.18    $0.04(6)      $2.33        $2.37      $(0.15)      $(0.40)        $(0.55)     $19.00
Year Ended:
10/31/05       $15.58    $0.30(6)      $1.94        $2.24      $(0.30)      $(0.34)        $(0.64)     $17.18
10/31/04        12.43     0.31(6)       3.12         3.43       (0.23)       (0.05)         (0.28)      15.58
10/31/03(3)     10.00     0.23(6)       2.35         2.58       (0.15)          --          (0.15)      12.43

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $17.27    $0.15(6)      $2.34        $2.49      $(0.25)      $(0.40)        $(0.65)     $19.11
Year Ended:
10/31/05       $15.65    $0.49(6)      $1.96        $2.45      $(0.49)      $(0.34)        $(0.83)     $17.27
10/31/04        12.47     0.46(6)       3.14         3.60       (0.37)       (0.05)         (0.42)      15.65
10/31/03(3)     10.00     0.34(6)       2.32         2.66       (0.19)          --          (0.19)      12.47

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $18.80    $0.05(6)      $0.25        $0.30      $(0.06)      $   --         $(0.06)     $19.04

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $18.80    $0.05(6)      $0.25        $0.30      $(0.06)      $   --         $(0.06)     $19.04

                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ------------------------------------------------------------------
                                       RATIO OF         RATIO OF
                                     EXPENSES TO      EXPENSES TO     RATIO OF
                            NET        AVERAGE          AVERAGE         NET
                          ASSETS      NET ASSETS       NET ASSETS    INVESTMENT
                          END OF        BEFORE           AFTER        INCOME TO  PORTFOLIO
               TOTAL      PERIOD   REIMBURSEMENTS/  REIMBURSEMENTS/    AVERAGE    TURNOVER
             RETURN(1)  (IN 000S)      WAIVERS         WAIVERS(2)    NET ASSETS     RATE
             ---------  ---------  ---------------  ---------------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        14.49%    $ 25,007      1.31%(7)         1.31%(7)       1.14%(7)       16%
Year Ended:
10/31/05       15.46%    $ 18,234      1.31%            1.31%          2.50%          11%
10/31/04       28.71        9,376      1.33             1.33           2.82            5
10/31/03(3)    26.43        3,159      1.41(7)          1.41(7)        3.60(7)         7

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        14.04%    $ 10,584      2.11%(7)         2.11%(7)       0.34%(7)       16%

Year Ended:
10/31/05       14.57%    $  8,898      2.09%            2.09%          1.72%          11%
10/31/04       27.76        6,060      2.08             2.08           2.07            5
10/31/03(3)    25.86        2,808      2.13(7)          2.13(7)        2.88(7)         7

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        14.09%    $  5,763      2.00%(7)         2.00%(7)       0.45%(7)       16%
Year Ended:
10/31/05       14.66%    $  5,100      2.00%            2.00%          1.81%          11%
10/31/04       27.95        3,672      1.98             1.98           2.17            5
10/31/03(3)    25.88        1,322      2.06(7)          2.06(7)        2.95(7)         7

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        14.75%    $415,943      0.86%(7)         0.86%(7)       1.59%(7)       16%
Year Ended:
10/31/05       15.99%    $388,914      0.84%            0.84%          2.97%          11%
10/31/04       29.40      316,904      0.86             0.86           3.29            5
10/31/03(3)    26.76      182,138      0.92(7)          0.92(7)        4.09(7)         7

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)      1.58%    $     --      1.91%(7)(8)      1.91%(7)(8)    0.54%(7)(8)    16%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)      1.58%    $     --      1.66%(7)(8)      1.66%(7)(8)    0.79%(7)(8)    16%

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The REIT Fund commenced operations on March 1, 2003.

(4)  The Funds commenced selling Class R-1 and R-2 shares on March 1, 2006.


92                       See Notes to Financial Statements.

Financial Highlights

EQUITY INCOME FUND

For a Fund share outstanding throughout each period.


                                   INCOME/(LOSS) FROM
                                 INVESTMENT OPERATIONS
                        --------------------------------------
                                          NET                               LESS DISTRIBUTIONS
                NET                    REALIZED                 ----------------------------------------    NET
               ASSET                     AND                     DIVIDENDS  DISTRIBUTIONS                  ASSET
               VALUE       NET        UNREALIZED    TOTAL FROM   FROM NET      FROM NET                    VALUE
             BEGINNING  INVESTMENT    GAIN/(LOSS)   INVESTMENT  INVESTMENT     REALIZED        TOTAL      END OF
             OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  PERIOD
             ---------  ----------  --------------  ----------  ----------  -------------  -------------  ------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $20.07    $0.17(6)      $ 2.05         $ 2.22      $(0.18)      $(0.63)        $(0.81)     $21.48
Year Ended:
10/31/05       $17.79    $0.41(6)      $ 2.25         $ 2.66      $(0.38)      $   --         $(0.38)     $20.07
10/31/04        15.46     0.29(6)        2.33           2.62       (0.29)          --          (0.29)      17.79
10/31/03        12.73     0.33(6)        2.73           3.06       (0.33)          --          (0.33)      15.46
10/31/02        14.85     0.40(6)       (1.85)         (1.45)      (0.35)       (0.32)         (0.67)      12.73
10/31/01        15.59     0.48(6)        0.37           0.85       (0.46)       (1.13)         (1.59)      14.85

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $19.93    $0.08(6)      $ 2.03         $ 2.11      $(0.09)      $(0.63)        $(0.72)     $21.32
Year Ended:
10/31/05       $17.67    $0.24(6)      $ 2.24         $ 2.48      $(0.22)      $   --         $(0.22)     $19.93
10/31/04        15.36     0.14(6)        2.30           2.44       (0.13)          --          (0.13)      17.67
10/31/03        12.65     0.20(6)        2.71           2.91       (0.20)          --          (0.20)      15.36
10/31/02        14.78     0.27(6)       (1.85)         (1.58)      (0.23)       (0.32)         (0.55)      12.65
10/31/01        15.52     0.35(6)        0.38           0.73       (0.34)       (1.13)         (1.47)      14.78

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $19.79    $0.09(6)      $ 2.02         $ 2.11      $(0.11)      $(0.63)        $(0.74)     $21.16
Year Ended:
10/31/05       $17.57    $0.26(6)      $ 2.22         $ 2.48      $(0.26)      $   --         $(0.26)     $19.79
10/31/04        15.29     0.16(6)        2.30           2.46       (0.18)          --          (0.18)      17.57
10/31/03        12.62     0.22(6)        2.68           2.90       (0.23)          --          (0.23)      15.29
10/31/02(5)     15.09     0.18(6)       (2.43)         (2.25)      (0.22)          --          (0.22)      12.62

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $20.07    $0.20(6)      $ 2.05         $ 2.25      $(0.21)      $(0.63)        $(0.84)     $21.48
Year Ended:
10/31/05       $17.79    $0.48(6)      $ 2.24         $ 2.72      $(0.44)      $   --         $(0.44)     $20.07
10/31/04        15.45     0.35(6)        2.33           2.68       (0.34)          --          (0.34)      17.79
10/31/03        12.73     0.38(6)        2.72           3.10       (0.38)          --          (0.38)      15.45
10/31/02        14.85     0.45(6)       (1.85)         (1.40)      (0.40)       (0.32)         (0.72)      12.73
10/31/01        15.59     0.54(6)        0.35           0.89       (0.50)       (1.13)         (1.63)      14.85

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $20.72    $0.03(4)      $ 0.82         $ 0.85      $(0.09)      $    --        $(0.09)     $21.48

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $20.72    $0.07(4)      $ 0.78         $ 0.85      $(0.09)      $    --        $(0.09)     $21.48

                                                 RATIOS TO AVERAGE
                                            NET ASSETS/SUPPLEMENTAL DATA
                        -------------------------------------------------------------------
                                        RATIO OF         RATIO OF
                                        EXPENSES         EXPENSES      RATIO OF
                            NET       TO AVERAGE       TO AVERAGE         NET
                          ASSETS      NET ASSETS       NET ASSETS     INVESTMENT
                          END OF         BEFORE           AFTER        INCOME TO  PORTFOLIO
               TOTAL      PERIOD    REIMBURSEMENTS/  REIMBURSEMENTS/    AVERAGE    TURNOVER
             RETURN(1)   (IN 000S)      WAIVERS         WAIVERS(2)    NET ASSETS     RATE
             ---------  ----------  ---------------  ---------------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        11.32%   $1,270,674    0.88%(7)         0.88%(7)       1.63%(7)       36%
Year Ended:
10/31/05       15.06%   $  887,828    0.90%            0.90%          2.13%          32%
10/31/04       17.06       438,776    0.91             0.91           1.74           20
10/31/03       24.43       268,489    0.95             0.95           2.43           18
10/31/02      (10.35)      198,756    0.97             0.97           2.77           16
10/31/01        5.92       211,445    0.97             0.96           3.17           17

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        10.85%   $  293,220    1.74%(7)         1.74%(7)       0.77%(7)       36%
Year Ended:
10/31/05       14.07%   $  226,390    1.78%            1.78%          1.25%          32%
10/31/04       16.04       144,144    1.81             1.81           0.84           20
10/31/03       23.19       103,888    1.89             1.89           1.49           18
10/31/02      (11.20)       82,330    1.88             1.88           1.86           16
10/31/01        5.09        68,549    1.82             1.81           2.32           17

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        10.91%   $  203,788    1.65%(7)         1.65%(7)       0.86%(7)       36%
Year Ended:
10/31/05       14.16%   $  128,523    1.68%            1.68%          1.35%          32%
10/31/04       16.16        33,770    1.70             1.70           0.95           20
10/31/03       23.29         5,973    1.78             1.78           1.60           18
10/31/02(5)   (15.07)        1,780    1.80(7)          1.80(7)        1.94(7)        16

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        11.49%   $1,700,951    0.55%(7)         0.55%(7)       1.96%(7)       36%
Year Ended:
10/31/05       15.39%   $1,294,804    0.58%            0.58%          2.45%          32%
10/31/04       17.51       908,925    0.59             0.59           2.06           20
10/31/03       24.77       529,665    0.61             0.61           2.77           18
10/31/02      (10.04)      350,185    0.63             0.63           3.11           16
10/31/01        6.26       252,453    0.65             0.64           3.49           17

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)      4.03%   $      279    1.60%(7)         1.60%(7)       0.91%(7)       36%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)      4.03%   $       --    1.35%(7)(8)      1.35%(7)(8)    1.16%(7)(8)    36%

(5)  The Equity Income Fund commenced selling Class C shares on March 1, 2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.


                      See Notes to Financial Statements.                      93

Financial Highlights

GROWTH & INCOME FUND

For a Fund share outstanding throughout each period.




                                    INCOME/(LOSS) FROM
                                  INVESTMENT OPERATIONS
                        -----------------------------------------             LESS DISTRIBUTIONS
                NET                          NET                   ----------------------------------------
               ASSET         NET        REALIZED AND                DIVIDENDS  DISTRIBUTIONS
               VALUE      INVESTMENT     UNREALIZED    TOTAL FROM   FROM NET      FROM NET
             BEGINNING     INCOME/       GAIN/(LOSS)   INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD     (LOSS)      ON INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  -------------  --------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $24.63   $ 0.17(5)          $ 1.88        $ 2.05    $(0.31)        $   --         $(0.31)
Year Ended:
10/31/05       $23.41   $ 0.33(5)          $ 1.16        $ 1.49    $(0.27)        $   --         $(0.27)
10/31/04        21.59     0.22(5)            1.81          2.03     (0.21)            --          (0.21)
10/31/03        18.44     0.22(5)            3.11          3.33     (0.18)            --          (0.18)
10/31/02        22.34     0.17(5)           (3.68)        (3.51)    (0.03)         (0.36)         (0.39)
10/31/01        27.11     0.10              (3.63)        (3.53)    (0.07)         (1.17)         (1.24)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $23.65   $ 0.04(5)          $ 1.80        $ 1.84    $(0.03)        $   --         $(0.03)
Year Ended:
10/31/05       $22.47   $ 0.08(5)          $ 1.11        $ 1.19    $(0.01)        $   --         $(0.01)
10/31/04        20.74    (0.01)(5)           1.74          1.73        --             --             --
10/31/03        17.72     0.02(5)            3.00          3.02        --             --             --
10/31/02        21.67    (0.04)(5)          (3.55)        (3.59)    (0.00)(6)      (0.36)         (0.36)
10/31/01        26.49    (0.13)             (3.52)        (3.65)       --          (1.17)         (1.17)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $23.33   $ 0.05(5)          $ 1.80        $ 1.85    $(0.11)        $   --         $(0.11)
Year Ended:
10/31/05       $22.22   $ 0.08(5)          $ 1.10        $ 1.18    $(0.07)        $   --         $(0.07)
10/31/04        20.62    (0.00)(5)(6)        1.73          1.73     (0.13)            --          (0.13)
10/31/03        17.73     0.03(5)            2.98          3.01     (0.12)            --          (0.12)
10/31/02(3)     21.36    (0.01)(5)          (3.62)        (3.63)       --             --             --

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $24.75   $ 0.21(5)          $ 1.88        $ 2.09    $(0.39)        $   --         $(0.39)
Year Ended:
10/31/05       $23.52   $ 0.41(5)          $ 1.17        $ 1.58    $(0.35)        $   --         $(0.35)
10/31/04        21.68     0.30(5)            1.82          2.12     (0.28)            --          (0.28)
10/31/03        18.52     0.29(5)            3.12          3.41     (0.25)            --          (0.25)
10/31/02        22.39     0.24(5)           (3.70)        (3.46)    (0.05)         (0.36)         (0.41)
10/31/01        27.16     0.18              (3.64)        (3.46)    (0.14)         (1.17)         (1.31)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $25.62   $ 0.06(5)          $ 0.69        $ 0.75    $   --         $   --         $   --

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $25.62   $ 0.06(5)          $ 0.69        $ 0.75    $   --         $   --         $   --

                                                      RATIOS TO AVERAGE
                                                 NET ASSETS/SUPPLEMENTAL DATA
                                -------------------------------------------------------------
                                              RATIO OF     RATIO OF
                                              EXPENSES     EXPENSES     RATIO OF
                                             TO AVERAGE   TO AVERAGE      NET
               NET                  NET      NET ASSETS   NET ASSETS   INVESTMENT
              ASSET               ASSETS       BEFORE       AFTER        INCOME/
              VALUE               END OF     REIMBURSE-   REIMBURSE-    (LOSS) TO   PORTFOLIO
             END OF    TOTAL      PERIOD       MENTS/       MENTS/       AVERAGE    TURNOVER
             PERIOD  RETURN(1)   (IN 000S)    WAIVERS     WAIVERS(2)   NET ASSETS      RATE
             ------  ---------  ----------  -----------  -----------  ------------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $26.37     8.35%   $  590,185  0.87%(7)     0.87%(7)      1.32%(7)        15%
Year Ended:
10/31/05     $24.63     6.34%   $  572,128  0.89%        0.89%         1.34%           15%
10/31/04      23.41     9.45       582,866  0.90         0.90          0.94             6
10/31/03      21.59    18.18       541,707  0.93         0.93          1.12            17
10/31/02      18.44   (16.10)      475,010  0.94         0.94          0.79            22
10/31/01      22.34   (13.40)      560,226  0.92         0.92          0.40            35

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $25.46     7.78%   $   74,592  1.88%(7)     1.88%(7)      0.31%(7)        15%
Year Ended:
10/31/05     $23.65     5.28%   $   80,957  1.92%        1.92%         0.31%           15%
10/31/04      22.47     8.39        95,528  1.89         1.89         (0.05)            6
10/31/03      20.74    16.99       115,457  1.96         1.96          0.09            17
10/31/02      17.72   (16.94)      123,423  1.91         1.91         (0.18)           22
10/31/01      21.67   (14.20)      186,247  1.82         1.82         (0.50)           35

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $25.07     7.96%   $    2,271  1.81%(7)     1.81%(7)      0.38%(7)        15%
Year Ended:
10/31/05     $23.33     5.30%   $    1,835  1.88%        1.88%         0.35%           15%
10/31/04      22.22     8.45         1,537  1.84         1.84         (0.00)            6
10/31/03      20.62    17.08           823  1.89         1.89          0.16            17
10/31/02(3)   17.73   (17.00)          264  1.83(7)      1.83(7)      (0.10)(7)        22

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06      $26.45     8.51%   $1,684,307  0.54%(7)     0.54%(7)      1.65%(7)        15%
Year Ended:
10/31/05     $24.75     6.70%   $1,963,730  0.56%        0.56%         1.67%           15%
10/31/04      23.52     9.85     1,394,883  0.57         0.57          1.27             6
10/31/03      21.68    18.61       895,547  0.59         0.59          1.46            17
10/31/02      18.52   (15.84)      671,191  0.60         0.60          1.13            22
10/31/01      22.39   (13.12)      768,550  0.58         0.58          0.74            35

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)   $26.37     2.93%   $       --  1.59%(7)(8)  1.59%(7)(8)   0.60%(7)(8)     15%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)   $26.37     2.93%   $       --  1.34%(7)(8)  1.34%(7)(8)   0.85%(7)(8)     15%

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  The Funds commenced selling Class R-1 and R-2 shares on March 1, 2006.


94                     See Notes to Financial Statements.

Financial Highlights

WEST COAST EQUITY FUND

For a Fund share outstanding throughout each period.




                                    INCOME/(LOSS) FROM
                                  INVESTMENT OPERATIONS
                        -----------------------------------------             LESS DISTRIBUTIONS
                NET                          NET                   ----------------------------------------
               ASSET         NET        REALIZED AND                DIVIDENDS  DISTRIBUTIONS
               VALUE      INVESTMENT     UNREALIZED    TOTAL FROM   FROM NET      FROM NET
             BEGINNING     INCOME/       GAIN/(LOSS)   INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD     (LOSS)      ON INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  -------------  --------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $38.99     $ 0.11(5)        $ 4.43        $ 4.54    $(0.13)        $(0.97)        $(1.10)
Year Ended:
10/31/05       $35.04     $ 0.25           $ 4.33        $ 4.58    $(0.20)        $(0.43)        $(0.63)
10/31/04        32.14       0.06(5)          2.84          2.90        --             --             --
10/31/03        23.73       0.04(5)          8.37          8.41        --             --             --
10/31/02        28.89       0.02(5)         (4.09)        (4.07)    (0.07)         (1.02)         (1.09)
10/31/01        36.23       0.11            (2.35)        (2.24)    (0.03)         (5.07)         (5.10)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $34.84     $(0.07)(5)       $ 3.95        $ 3.88    $   --         $(0.97)        $(0.97)
Year Ended:
10/31/05       $31.48     $(0.09)          $ 3.88        $ 3.79    $   --         $(0.43)        $(0.43)
10/31/04        29.14      (0.24)(5)         2.58          2.34        --             --             --
10/31/03        21.73      (0.20)(5)         7.61          7.41        --             --             --
10/31/02        26.71      (0.23)(5)        (3.73)        (3.96)    (0.00)(6)      (1.02)         (1.02)
10/31/01        34.12      (0.15)           (2.19)        (2.34)       --          (5.07)         (5.07)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $34.94     $(0.05)(5)       $ 3.96        $ 3.91    $   --         $(0.97)        $(0.97)
Year Ended:
10/31/05       $31.56     $(0.06)          $ 3.88        $ 3.82    $(0.01)        $(0.43)        $(0.44)
10/31/04        29.20      (0.21)(5)         2.57          2.36        --             --             --
10/31/03        21.74      (0.18)(5)         7.64          7.46        --             --             --
10/31/02(3)     27.59      (0.14)(5)        (5.71)        (5.85)       --             --             --

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $39.39     $ 0.18(5)        $ 4.47        $ 4.65    $(0.25)        $(0.97)        $(1.22)
Year Ended:
10/31/05       $35.39     $ 0.39           $ 4.37        $ 4.76    $(0.33)        $(0.43)        $(0.76)
10/31/04        32.39       0.17(5)          2.87          3.04     (0.04)            --          (0.04)
10/31/03        23.83       0.13(5)          8.43          8.56        --             --             --
10/31/02        29.00       0.12(5)         (4.10)        (3.98)    (0.17)         (1.02)         (1.19)
10/31/01        36.34       0.20            (2.34)        (2.14)    (0.13)         (5.07)         (5.20)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $41.49     $ 0.06(5)        $ 0.88        $ 0.94    $   --         $   --         $   --

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $41.49     $ 0.06(5)        $ 0.88        $ 0.94    $   --         $   --         $   --

                                                      RATIOS TO AVERAGE
                                                 NET ASSETS/SUPPLEMENTAL DATA
                                -------------------------------------------------------------
                                            RATIO OF     RATIO OF
                                            EXPENSES     EXPENSES     RATIO OF
                                           TO AVERAGE   TO AVERAGE      NET
               NET                 NET     NET ASSETS   NET ASSETS   INVESTMENT
              ASSET               ASSETS     BEFORE        AFTER       INCOME/
              VALUE               END OF   REIMBURSE-   REIMBURSE-   (LOSS) TO      PORTFOLIO
             END OF    TOTAL      PERIOD     MENTS/       MENTS/      AVERAGE       TURNOVER
             PERIOD  RETURN(1)  (IN 000S)   WAIVERS     WAIVERS(2)   NET ASSETS        RATE
             ------  ---------  ---------  ----------   ----------   ----------     ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $42.43    11.76%    $865,459  0.87%(7)     0.87%(7)      0.54%(7)          5%
Year Ended:
10/31/05     $38.99    13.13%    $735,037  0.91%        0.91%         0.68%            13%
10/31/04      35.04     9.06      621,924  0.94         0.94          0.17             12
10/31/03      32.14    35.44      523,308  1.02         1.02          0.14             14
10/31/02      23.73   (14.94)     375,821  1.05         1.05          0.07             16
10/31/01      28.89    (6.55)     427,215  1.01         1.01          0.38             27

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $37.75    11.24%    $190,358  1.78%(7)     1.78%(7)     (0.37)%(7)         5%
Year Ended:
10/31/05     $34.84    12.09%    $167,531  1.85%        1.85%        (0.26)%           13%
10/31/04      31.48     8.03      141,134  1.89         1.89         (0.78)            12
10/31/03      29.14    34.10      122,221  2.01         2.01         (0.85)            14
10/31/02      21.73   (15.73)     102,208  2.00         2.00         (0.88)            16
10/31/01      26.71    (7.40)     109,655  1.89         1.89         (0.50)            27

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $37.88    11.29%    $ 20,164  1.70%(7)     1.70%(7)     (0.29)%(7)         5%
Year Ended:
10/31/05     $34.94    12.18%    $ 13,613  1.78%        1.78%        (0.19)%           13%
10/31/04      31.56     8.12        9,000  1.80         1.80         (0.69)            12
10/31/03      29.20    34.27        3,593  1.90         1.90         (0.74)            14
10/31/02(3)   21.74   (21.20)       1,341  1.96(7)      1.96(7)      (0.84)(7)         16

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06      $42.82    11.94%    $831,184  0.54%(7)     0.54%(7)      0.87%(7)          5%
Year Ended:
10/31/05     $39.39    13.55%    $621,993  0.58%        0.58%         1.01%            13%
10/31/04      35.39     9.39      515,464  0.61         0.61          0.50             12
10/31/03      32.39    35.92      349,363  0.67         0.67          0.49             14
10/31/02      23.83   (14.65)     195,029  0.70         0.70          0.42             16
10/31/01      29.00    (6.22)     176,303  0.68         0.68          0.71             27

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)   $42.43     2.27%    $     --  1.59%(7)(8)  1.59%(7)(8)  (0.18)%(7)(8)      5%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)   $42.43     2.27%    $     --  1.34%(7)(8)  1.34%(7)(8)   0.07%(7)(8)       5%

(5)  Per share numbers have been calculated using the average shares method.

(6)  Amount represents less than $0.01 per share.

(7)  Annualized.

(8) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class Ashare ratios adjusted for the respective expenses of the share class.


                       See Notes to Financial Statements.                     95

Financial Highlights

MID CAP STOCK FUND

For a Fund share outstanding throughout each period.



                                  INCOME/(LOSS)FROM
                                INVESTMENT OPERATIONS                     LESS DISTRIBUTIONS
                        ------------------------------------  ----------------------------------------
                                    NET REALIZED
                NET                      AND
               ASSET        NET      UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE    INVESTMENT   GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING    INCOME/        ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD    (LOSS)     INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ----------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $19.23   $ 0.06(5)      $ 2.58       $ 2.64      $(0.26)      $(1.23)        $(1.49)
Year Ended:
10/31/05       $17.06   $ 0.24(5)      $ 2.56       $ 2.80      $(0.03)      $(0.60)        $(0.63)
10/31/04        15.34     0.02(5)        1.75         1.77       (0.01)       (0.04)         (0.05)
10/31/03        12.39     0.01(5)        2.94         2.95          --           --             --
10/31/02        13.50    (0.01)(5)      (0.60)       (0.61)         --        (0.50)         (0.50)
10/31/01        12.58    (0.03)(5)       1.00         0.97          --        (0.05)         (0.05)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $18.23   $(0.03)(5)     $ 2.44       $ 2.41      $(0.10)      $(1.23)        $(1.33)
Year Ended:
10/31/05       $16.33   $ 0.06(5)      $ 2.44       $ 2.50      $   --       $(0.60)        $(0.60)
10/31/04        14.82    (0.14)(5)       1.69         1.55          --        (0.04)         (0.04)
10/31/03        12.09    (0.13)(5)       2.86         2.73          --           --             --
10/31/02        13.31    (0.15)(5)      (0.57)       (0.72)         --        (0.50)         (0.50)
10/31/01        12.51    (0.15)(5)       1.00         0.85          --        (0.05)         (0.05)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $18.28   $(0.02)(5)     $ 2.45       $ 2.43      $(0.18)      $(1.23)        $(1.41)
Year Ended:
10/31/05       $16.36   $ 0.08(5)      $ 2.44       $ 2.52      $   --       $(0.60)        $(0.60)
10/31/04        14.83    (0.13)(5)       1.70         1.57          --        (0.04)         (0.04)
10/31/03        12.10    (0.12)(5)       2.85         2.73          --           --             --
10/31/02(3)     13.60    (0.10)(5)      (1.40)       (1.50)         --           --             --

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $19.47   $ 0.09(5)      $ 2.61       $ 2.70      $(0.31)      $(1.23)        $(1.54)
Year Ended:
10/31/05       $17.26   $ 0.30(5)      $ 2.59       $ 2.89      $(0.08)      $(0.60)        $(0.68)
10/31/04        15.50     0.08(5)        1.78         1.86       (0.06)       (0.04)         (0.10)
10/31/03        12.51     0.06(5)        2.97         3.03       (0.04)          --          (0.04)
10/31/02        13.59     0.04(5)       (0.60)       (0.56)      (0.02)       (0.50)         (0.52)
10/31/01        12.62     0.04(5)        1.00         1.04       (0.02)       (0.05)         (0.07)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $19.39   $ 0.03(5)      $ 0.96       $ 0.99      $   --       $   --         $   --

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $19.39   $ 0.03(5)      $ 0.96       $ 0.99      $   --       $   --         $   --

                                                      RATIOS TO AVERAGE
                                                 NET ASSETS/SUPPLEMENTAL DATA
                                -------------------------------------------------------------
                                             RATIO OF     RATIO OF
                                             EXPENSES     EXPENSES      RATIO OF
                                            TO AVERAGE   TO AVERAGE       NET
               NET                 NET      NET ASSETS   NET ASSETS    INVESTMENT
              ASSET               ASSETS      BEFORE       AFTER        INCOME/
              VALUE               END OF    REIMBURSE-   REIMBURSE-     (LOSS)TO    PORTFOLIO
             END OF    TOTAL      PERIOD      MENTS/       MENTS/       AVERAGE      TURNOVER
             PERIOD  RETURN(1)  (IN 000S)    WAIVERS     WAIVERS(2)    NET ASSETS      RATE
             ------  ---------  ---------  -----------  -----------  -------------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $20.38    14.43%    $189,282  1.10%(7)     1.10%(7)      0.60%(7)         14%
Year Ended:
10/31/05     $19.23    16.75%    $ 93,180  1.12%        1.12%         1.32%            28%
10/31/04      17.06    11.57       59,491  1.14         1.14          0.12             23
10/31/03      15.34    23.81       38,676  1.16         1.16          0.07             28
10/31/02      12.39    (4.86)      28,248  1.25         1.25         (0.10)            27
10/31/01      13.50     7.71        6,165  1.36         1.36         (0.25)            33

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $19.31    13.88%    $ 30,251  2.05%(7)     2.05%(7)     (0.35)%(7)        14%
Year Ended:
10/31/05     $18.23    15.63%    $ 24,218  2.11%        2.11%         0.33%            28%
10/31/04      16.33    10.54       19,958  2.12         2.12         (0.86)            23
10/31/03      14.82    22.50       17,405  2.24         2.24         (1.01)            28
10/31/02      12.09    (5.79)      13,229  2.26         2.26         (1.11)            27
10/31/01      13.31     6.79       10,271  2.17         2.17         (1.06)            33

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $19.30    13.97%    $  7,501  1.94%(7)     1.94%(7)     (0.24)%(7)        14%
Year Ended:
10/31/05     $18.28    15.73%    $  4,303  1.99%        1.99%         0.45%            28%
10/31/04      16.36    10.60        1,769  2.04         2.04         (0.79)            23
10/31/03      14.83    22.56          550  2.15         2.15         (0.92)            28
10/31/02(3)   12.10   (11.03)          55  2.24(7)      2.24(7)      (1.09)(7)         27

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06      $20.63    14.58%    $740,569  0.79%(7)     0.79%(7)      0.91%(7)         14%
Year Ended:
10/31/05     $19.47    17.11%    $766,698  0.80%        0.80%         1.64%            28%
10/31/04      17.26    12.02      616,052  0.80         0.80          0.45             23
10/31/03      15.50    24.27      369,772  0.81         0.81          0.42             28
10/31/02      12.51    (4.44)     231,409  0.83         0.83          0.32             27
10/31/01      13.59     8.29      220,052  0.81         0.81          0.30             33

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)   $20.38     5.11%    $     --  1.84%(7)(8)  1.84%(7)(8)  (0.14)%(7)(8)     14%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)   $20.38     5.11%    $     --  1.59%(7)(8)  1.59%(7)(8)   0.11%(7)(8)      14%

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  The Funds commenced selling Class R-1 and R-2 shares on March 1, 2006.


96                     See Notes to Financial Statements.

Financial Highlights

GROWTH FUND

For a Fund share outstanding throughout each period.



                                   INCOME/(LOSS)FROM
                                 INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                        --------------------------------------  ----------------------------------------
                                      NET REALIZED
                NET                        AND
               ASSET         NET       UNREALIZED                DIVIDENDS  DISTRIBUTIONS
               VALUE     INVESTMENT    GAIN/(LOSS)  TOTAL FROM   FROM NET      FROM NET
             BEGINNING     INCOME/         ON       INVESTMENT  INVESTMENT     REALIZED        TOTAL
             OF PERIOD     (LOSS)      INVESTMENTS  OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS
             ---------  ------------  ------------  ----------  ----------  -------------  -------------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $15.77   $(0.02)         $  0.87     $  0.85       $   --       $   --          $   --
Year Ended:
10/31/05       $14.44   $ 0.01          $  1.37     $  1.38       $(0.05)      $   --          $(0.05)
10/31/04        13.71    (0.06)(5)         0.79        0.73           --           --              --
10/31/03        11.47    (0.08)(5)         2.32        2.24           --           --              --
10/31/02        15.23    (0.10)(5)        (3.66)      (3.76)          --           --              --
10/31/01        32.78    (0.09)(5)       (13.13)     (13.22)       (0.20)       (4.13)          (4.33)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $14.12   $(0.08)         $  0.77     $  0.69       $   --       $   --          $   --
Year Ended:
10/31/05       $13.03   $(0.14)         $  1.26     $  1.12       $(0.03)      $   --          $(0.03)
10/31/04        12.49    (0.17)(5)         0.71        0.54           --           --              --
10/31/03        10.55    (0.18)(5)         2.12        1.94           --           --              --
10/31/02        14.13    (0.21)(5)        (3.37)      (3.58)          --           --              --
10/31/01        30.78    (0.24)(5)       (12.24)     (12.48)       (0.04)       (4.13)          (4.17)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $14.25   $(0.07)         $  0.78     $  0.71       $   --       $   --          $   --
Year Ended:
10/31/05       $13.13   $(0.11)         $  1.27     $  1.16       $(0.04)      $   --          $(0.04)
10/31/04        12.55    (0.15)(5)         0.73        0.58           --           --              --
10/31/03        10.56    (0.14)(5)         2.13        1.99           --           --              --
10/31/02(3)     13.48    (0.11)(5)        (2.81)      (2.92)          --           --              --

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $16.43   $ 0.03          $  0.90     $  0.93       $(0.02)      $   --          $(0.02)
Year Ended:
10/31/05       $14.96   $ 0.10          $  1.44     $  1.54       $(0.07)      $   --          $(0.07)
10/31/04        14.13     0.02(5)          0.81        0.83           --           --              --
10/31/03        11.74     0.00(5)(6)       2.39        2.39           --           --              --
10/31/02        15.48    (0.01)(5)        (3.73)      (3.74)          --           --              --
10/31/01        33.23     0.02(5)        (13.31)     (13.29)       (0.33)       (4.13)          (4.46)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $16.58   $ 0.01          $  0.03     $  0.04       $   --       $   --          $   --

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $16.58   $ 0.01          $  0.03     $  0.04       $   --       $   --          $   --

                                                     RATIOS TO AVERAGE
                                               NET ASSETS/SUPPLEMENTAL DATA
                              --------------------------------------------------------------
                                            RATIO OF     RATIO OF
                                            EXPENSES     EXPENSES      RATIO OF
                                           TO AVERAGE   TO AVERAGE       NET
             NET                  NET      NET ASSETS   NET ASSETS   INVESTMENT
            ASSET               ASSETS       BEFORE       AFTER        INCOME/
            VALUE               END OF     REIMBURSE-   REIMBURSE-     (LOSS)TO    PORTFOLIO
           END OF    TOTAL      PERIOD       MENTS/       MENTS/       AVERAGE      TURNOVER
           PERIOD  RETURN(1)   (IN 000S)    WAIVERS     WAIVERS(2)    NET ASSETS      RATE
           ------  ---------  ----------  -----------  -----------  -------------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06    $16.62     5.39%   $  143,023  1.27%(7)     1.27%(7)     (0.19)%(7)         18%
Year Ended:
10/31/05   $15.77     9.59%   $  127,677  1.41%        1.41%         0.06%             78%
10/31/04    14.44     5.32       124,755  1.44         1.44         (0.43)             56
10/31/03    13.71    19.53       114,757  1.62         1.62         (0.66)             71
10/31/02    11.47   (24.69)       94,848  1.69         1.69         (0.74)            170
10/31/01    15.23   (45.77)      151,893  1.52         1.52         (0.43)             99

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06    $14.81     4.89%   $   88,870  2.23%(7)     2.23%(7)     (1.15)%(7)         18%
Year Ended:
10/31/05   $14.12     8.55%   $   96,044  2.36%        2.36%        (0.89)%            78%
10/31/04    13.03     4.40       110,794  2.35         2.35         (1.34)             56
10/31/03    12.49    18.39       129,239  2.54         2.54         (1.58)             71
10/31/02    10.55   (25.34)      128,007  2.54         2.54         (1.59)            170
10/31/01    14.13   (46.19)      220,108  2.31         2.31         (1.22)             99

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06    $14.96     4.98%   $    2,767  2.03%(7)     2.03%(7)     (0.95)%(7)         18%
Year Ended:
10/31/05   $14.25     8.85%   $    2,158  2.13%        2.13%        (0.66)%            78%
10/31/04    13.13     4.62         1,981  2.14         2.14         (1.13)             56
10/31/03    12.55    18.85           565  2.19         2.19         (1.23)             71
10/31/02(3) 10.56   (21.66)          199  2.38(7)      2.38(7)      (1.43)(7)         170

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06    $17.34     5.65%   $2,144,581  0.74%(7)     0.74%(7)      0.34%(7)          18%
Year Ended:
10/31/05   $16.43    10.30%   $1,506,501  0.83%        0.83%         0.64%             78%
10/31/04    14.96     5.95     1,281,900  0.86         0.86          0.15              56
10/31/03    14.13    20.27       664,334  0.92         0.92          0.04              71
10/31/02    11.74   (24.16)      357,296  1.03         1.03         (0.08)            170
10/31/01    15.48   (45.50)      203,646  1.00         1.00          0.09              99

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4) $16.62     0.24%   $       --  1.79%(7)(8)  1.79%(7)(8)  (0.71)%(7)(8)      18%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4) $16.62     0.24%   $       --  1.54%(7)(8)  1.54%(7)(8)  (0.46)%(7)(8)      18%

(5)  Per share numbers have been calculated using the average shares method.

(6)  Amount represents less than $0.01 per share.

(7)  Annualized.

(8) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.


                       See Notes to Financial Statements.                     97

Financial Highlights

SMALL CAP VALUE FUND

For a Fund share outstanding throughout each period.

                                  INCOME/(LOSS) FROM
                                 INVESTMENT OPERATIONS
                        --------------------------------------             LESS DISTRIBUTIONS
                                           NET                  ----------------------------------------
                NET                      REALIZED                           DISTRIBUTIONS                   NET
               ASSET                       AND                   DIVIDENDS    FROM NET                     ASSET
               VALUE          NET       UNREALIZED  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING    INVESTMENT     GAIN ON    INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD  INCOME/(LOSS)  INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  -------------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $11.68   $ 0.08(6)         $1.21       $1.29       $(0.07)      $(0.65)        $(0.72)     $12.25    11.24%
Year Ended:
10/31/05       $10.81   $ 0.06(6)         $0.91       $0.97       $(0.10)      $   --         $(0.10)     $11.68     9.04%
10/31/04(3)     10.00     0.05(6)          0.76        0.81           --           --             --       10.81     8.10

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $11.55   $ 0.02(6)         $1.20       $1.22       $   --       $(0.65)        $(0.65)     $12.12    10.79%
Year Ended:
10/31/05       $10.74   $(0.05)(6)        $0.92       $0.87       $(0.06)      $   --         $(0.06)     $11.55     8.08%
10/31/04(3)     10.00    (0.01)(6)         0.75        0.74           --           --             --       10.74     7.40

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $11.58   $ 0.03(6)         $1.21       $1.24       $(0.03)      $(0.65)        $(0.68)     $12.14    10.92%
Year Ended:
10/31/05       $10.76   $(0.03)(6)        $0.90       $0.87       $(0.05)      $   --         $(0.05)     $11.58     8.08%
10/31/04(3)     10.00    (0.00)(6)(8)      0.76        0.76           --           --             --       10.76     7.60

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $11.74   $ 0.11(6)         $1.22       $1.33       $(0.11)      $(0.65)        $(0.76)     $12.31    11.61%
Year Ended:
10/31/05       $10.83   $ 0.11(6)         $0.91       $1.02       $(0.11)      $   --         $(0.11)     $11.74     9.42%
10/31/04(3)     10.00     0.08(6)          0.75        0.83           --           --             --       10.83     8.30

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $12.02   $ 0.04(6)         $0.19       $0.23       $   --       $   --         $   --      $12.25     1.91%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $12.02   $ 0.04(6)         $0.19       $0.23       $   --       $   --         $   --      $12.25     1.91%

                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             ---------------------------------------------------------
                          RATIO OF    RATIO OF
                          EXPENSES    EXPENSES
                             TO          TO       RATIO OF
                           AVERAGE     AVERAGE       NET
                             NET         NET     INVESTMENT
                NET        ASSETS      ASSETS      INCOME
               ASSETS      BEFORE       AFTER    /(LOSS) TO
               END OF    REIMBURSE-  REIMBURSE-    AVERAGE    PORTFOLIO
               PERIOD      MENTS/      MENTS/        NET       TURNOVER
             (IN 000S)     WAIVERS   WAIVERS(2)    ASSETS        RATE
             ----------  ----------  ----------  ----------   ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $ 14,117   1.34%(7)    1.34%(7)     1.31%(7)       15%
Year Ended:
10/31/05      $ 14,302   1.29%       1.29%        0.52%          54%
10/31/04(3)      2,978   1.33(7)     1.33(7)      0.77(7)        36

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $  3,289   2.26%(7)    2.26%(7)     0.39%(7)       15%
Year Ended:
10/31/05      $  2,955   2.20%       2.20%       (0.39)%         54%
10/31/04(3)        631   2.23(7)     2.23(7)     (0.13)(7)       36

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $  2,592   2.08%(7)    2.08%(7)     0.57%(7)       15%
Year Ended:
10/31/05      $  2,414   2.10%       2.10%       (0.29)%         54%
10/31/04(3)        414   2.13(7)     2.13(7)     (0.03)(7)       36

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06       $290,336   0.90%(7)    0.90%(7)     1.75%(7)       15%
Year Ended:
10/31/05      $319,631   0.90%       0.90%        0.91%          54%
10/31/04(3)    268,310   0.95(7)     0.95(7)      1.15(7)        36

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)    $     --   1.95%(7)(9) 1.95%(7)(9)  0.70%(7)(9)    15%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)    $     --   1.70%(7)(9) 1.70%(7)(9)  0.95%(7)(9)    15%

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Small Cap Value Fund commenced operations on March 1, 2004.

(4)  The Funds commenced selling Class R-1 and Class R-2 shares on March 1,
     2006.


98                     See Notes to Financial Statements.

Financial Highlights

SMALL CAP GROWTH FUND

For a Fund share outstanding throughout each period.



                                   INCOME/(LOSS) FROM
                                  INVESTMENT OPERATIONS
                        --------------------------------------
                                           NET                             LESS DISTRIBUTIONS
                                         REALIZED               ----------------------------------------
                NET                       AND                               DISTRIBUTIONS                   NET
               ASSET                    UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE          NET      GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING    INVESTMENT       ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD       LOSS      INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  -------------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $13.93     $(0.07)(6)     $ 2.16       $ 2.09       $  --       $   --         $    --     $16.02    14.93%
Year Ended:
10/31/05       $13.00     $(0.13)(6)     $ 1.06       $ 0.93       $  --       $   --         $    --     $13.93     7.15%
10/31/04        13.42      (0.14)(6)      (0.28)       (0.42)         --           --              --      13.00    (3.13)
10/31/03         8.21      (0.09)(6)       5.30         5.21          --           --              --      13.42    63.46
10/31/02        13.60      (0.14)(6)      (4.28)       (4.42)         --        (0.97)          (0.97)      8.21   (35.71)
10/31/01        26.67      (0.20)         (9.56)       (9.76)         --        (3.31)          (3.31)     13.60   (40.84)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $12.14     $(0.13)(6)     $ 1.87       $ 1.74       $  --       $   --         $    --     $13.88    14.33%
Year Ended:
10/31/05       $11.46     $(0.25)(6)     $ 0.93       $ 0.68       $  --       $   --         $    --     $12.14     5.93%
10/31/04        11.96      (0.26)(6)      (0.24)       (0.50)         --           --              --      11.46    (4.18)
10/31/03         7.40      (0.18)(6)       4.74         4.56          --           --              --      11.96    61.62
10/31/02        12.46      (0.23)(6)      (3.86)       (4.09)         --        (0.97)          (0.97)      7.40   (36.36)
10/31/01        24.93      (0.32)         (8.84)       (9.16)         --        (3.31)          (3.31)     12.46   (41.35)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $12.31     $(0.11)(6)     $ 1.90       $ 1.79       $  --       $   --         $    --     $14.10    14.54%
Year Ended:
10/31/05       $11.59     $(0.22)(6)     $ 0.94       $ 0.72       $  --       $   --         $    --     $12.31     6.21%
10/31/04        12.06      (0.23)(6)      (0.24)       (0.47)         --           --              --      11.59    (3.90)
10/31/03         7.42      (0.14)(6)       4.78         4.64          --           --              --      12.06    62.53
10/31/02(5)     11.51      (0.10)(6)      (3.99)       (4.09)         --           --              --       7.42   (35.53)

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $14.43     $(0.03)(6)     $ 2.22       $ 2.19       $  --       $   --         $    --     $16.62    15.18%
Year Ended:
10/31/05       $13.39     $(0.07)(6)     $ 1.11       $ 1.04       $  --       $   --         $    --     $14.43     7.77%
10/31/04        13.76      (0.07)(6)      (0.30)       (0.37)         --           --              --      13.39    (2.62)
10/31/03         8.35      (0.02)(6)       5.43         5.41          --           --              --      13.76    64.67
10/31/02        13.74      (0.06)(6)      (4.36)       (4.42)         --        (0.97)          (0.97)      8.35   (35.32)
10/31/01        26.77      (0.06)         (9.66)       (9.72)         --        (3.31)          (3.31)     13.74   (40.49)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $15.61     $(0.01)(6)     $ 0.41       $ 0.40       $  --       $   --         $   --      $16.01     2.56%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $15.61     $(0.01)(6)     $ 0.41       $ 0.40       $  --       $   --         $   --      $16.01     2.56%

                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             -----------------------------------------------------------
                          RATIO OF    RATIO OF
                          EXPENSES    EXPENSES
                             TO          TO       RATIO OF
                           AVERAGE     AVERAGE       NET
                             NET         NET     INVESTMENT
                NET        ASSETS      ASSETS      INCOME
               ASSETS      BEFORE       AFTER     /LOSS TO
               END OF    REIMBURSE-  REIMBURSE-    AVERAGE     PORTFOLIO
               PERIOD      MENTS/      MENTS/        NET        TURNOVER
              (IN 000S)    WAIVERS   WAIVERS(2)    ASSETS         RATE
             ----------  ----------  ----------  ----------    ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $120,439   1.40%(7)    1.40%(7)    (0.88)%(7)      37%
Year Ended:
10/31/05      $ 87,252   1.51%       1.51%       (1.00)%        251%(10)
10/31/04        92,919   1.46        1.46        (1.01)          53
10/31/03        81,234   1.64        1.64        (0.86)          40
10/31/02        42,984   1.68        1.68        (1.20)          21
10/31/01        66,262   1.52        1.52        (1.03)          46

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $ 10,030   2.53%(7)    2.53%(7)    (2.01)%(7)      37%
Year Ended:
10/31/05      $  9,859   2.65%       2.65%       (2.14)%        251%(10)
10/31/04        12,181   2.54        2.54        (2.09)          53
10/31/03        18,037   2.81        2.81        (2.03)          40
10/31/02        14,238   2.64        2.64        (2.16)          21
10/31/01        29,346   2.42        2.42        (1.93)          46

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $  1,485   2.16%(7)    2.16%(7)    (1.64)%(7)      37%
Year Ended:
10/31/05      $    954   2.33%       2.33%       (1.82)%        251%(10)
10/31/04           871   2.28        2.28        (1.83)          53
10/31/03           404   2.28        2.28        (1.50)          40
10/31/02(5)         69   2.25(7)     2.25(7)     (1.77)(7)       21

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06       $294,459   0.93%(7)    0.93%(7)    (0.41)%(7)      37%
Year Ended:
10/31/05      $239,308   0.98%       0.98%       (0.47)%        251%(10)
10/31/04       237,582   0.95        0.95        (0.50)          53
10/31/03       337,271   0.96        0.96        (0.18)          40
10/31/02       123,620   1.00        1.00        (0.52)          21
10/31/01       134,462   0.97        0.97        (0.48)          46

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)    $     --   1.98%(7)(9) 1.98%(7)(9) (1.46)%(7)(9)   37%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)    $     --   1.73%(7)(9) 1.73%(7)(9) (1.21)%(7)(9)   37%

(5)  The Small Cap Growth Fund commenced selling Class C shares on March 1,
     2002.

(6)  Per share numbers have been calculated using the average shares method.

(7)  Annualized.

(8)  Amount represents less than $0.01 per share.

(9) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.

(10) The Small Cap Growth Fund had unusually high portfolio turnover due to a change in sub-advisors.


                       See Notes to Financial Statements.                     99

Financial Highlights

INTERNATIONAL GROWTH FUND

For a Fund share outstanding throughout each period.



                                  INCOME/(LOSS) FROM
                                INVESTMENT OPERATIONS
                        --------------------------------------
                                           NET                             LESS DISTRIBUTIONS
                                         REALIZED               ----------------------------------------
                NET                       AND                               DISTRIBUTIONS                   NET
               ASSET                    UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE         NET       GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING    INVESTMENT       ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD  INCOME/(LOSS)  INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  -------------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $10.74   $ 0.04(5)         $ 2.28      $ 2.32      $(0.16)      $   --          $(0.16)    $12.90    21.77%
Year Ended:
10/31/05       $ 9.21   $ 0.10(5)         $ 1.52      $ 1.62      $(0.09)      $   --          $(0.09)    $10.74    17.60%
10/31/04         8.38     0.06(5)           0.85        0.91       (0.08)          --           (0.08)      9.21    10.89
10/31/03         6.76     0.03(5)           1.63        1.66       (0.04)          --           (0.04)      8.38    24.75
10/31/02         7.61    (0.02)(5)         (0.75)      (0.77)      (0.08)          --           (0.08)      6.76   (10.36)
10/31/01        10.97    (0.02)            (2.67)      (2.69)      (0.01)       (0.66)          (0.67)      7.61   (25.99)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $10.24   $(0.02)(5)        $ 2.18      $ 2.16      $(0.07)      $   --          $(0.07)    $12.33    21.11%
Year Ended:
10/31/05       $ 8.80   $(0.01)(5)        $ 1.45      $ 1.44      $   --       $   --          $   --     $10.24    16.36%
10/31/04         8.03    (0.04)(5)          0.81        0.77          --           --              --       8.80     9.59
10/31/03         6.51    (0.05)(5)          1.57        1.52          --           --              --       8.03    23.35
10/31/02         7.35    (0.09)(5)         (0.73)      (0.82)      (0.02)          --           (0.02)      6.51   (11.23)
10/31/01        10.70    (0.10)            (2.58)      (2.68)      (0.01)       (0.66)          (0.67)      7.35   (26.68)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $10.14   $(0.00)(5)(6)     $ 2.15      $ 2.15      $(0.13)      $   --          $(0.13)    $12.16    21.32%
Year Ended:
10/31/05       $ 8.75   $ 0.01(5)         $ 1.44      $ 1.45      $(0.06)      $   --          $(0.06)    $10.14    16.60%
10/31/04         8.02    (0.02)(5)          0.81        0.79       (0.06)          --           (0.06)      8.75     9.87
10/31/03         6.53    (0.03)(5)          1.56        1.53       (0.04)          --           (0.04)      8.02    23.57
10/31/02(3)      7.55    (0.05)(5)         (0.96)      (1.01)      (0.01)          --           (0.01)      6.53   (13.34)

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $10.81   $0.07(5)          $ 2.29      $ 2.36      $(0.20)      $   --          $(0.20)    $12.97    22.02%
Year Ended:
10/31/05       $ 9.26   $0.15(5)          $ 1.53      $ 1.68      $(0.13)      $   --          $(0.13)    $10.81    18.19%
10/31/04         8.43    0.11(5)            0.84        0.95       (0.12)          --           (0.12)      9.26    11.38
10/31/03         6.80    0.08(5)            1.64        1.72       (0.09)          --           (0.09)      8.43    25.56
10/31/02         7.69    0.04(5)           (0.75)      (0.71)      (0.18)          --           (0.18)      6.80    (9.61)
10/31/01        11.00    0.04              (2.68)      (2.64)      (0.01)       (0.66)          (0.67)      7.69   (25.53)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $12.05   $0.02(5)          $ 0.83      $ 0.85      $   --       $   --          $   --     $12.90     7.06%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $12.05   $0.02(5)          $ 0.83      $ 0.85      $   --       $   --          $   --     $12.90     7.06%

                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             ----------------------------------------------------------
                          RATIO OF    RATIO OF
                          EXPENSES    EXPENSES
                             TO          TO        RATIO OF
                           AVERAGE     AVERAGE        NET
                             NET         NET      INVESTMENT
                NET        ASSETS      ASSETS       INCOME/
               ASSETS      BEFORE       AFTER     (LOSS) TO
               END OF    REIMBURSE-  REIMBURSE-    AVERAGE    PORTFOLIO
               PERIOD      MENTS/      MENTS/        NET       TURNOVER
              (IN 000S)    WAIVERS    WAIVERS(2)    ASSETS       RATE
             ----------  ----------  -----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $  105,830  1.30%(7)    1.30%(7)      0.71%(7)      18%
Year Ended:
10/31/05     $   55,628  1.39%       1.39%         1.02%         24%
10/31/04         38,864  1.49        1.49          0.68          20
10/31/03         26,429  1.70        1.70          0.47          19
10/31/02         21,317  1.93        1.93         (0.20)         25
10/31/01         16,636  1.93        1.93         (0.25)         27

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $   10,328  2.35%(7)    2.35%(7)    (0.34)%(7)     18%
Year Ended:
10/31/05     $    4,822  2.51%       2.51%       (0.10)%        24%
10/31/04          3,630  2.62        2.62        (0.45)         20
10/31/03          4,020  2.91        2.91        (0.74)         19
10/31/02          4,732  2.91        2.91        (1.18)         25
10/31/01          7,172  2.74        2.74        (1.06)         27

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $    3,972  2.09%(7)    2.09%(7)    (0.08)%(7)     18%
Year Ended:
10/31/05     $    1,169  2.29%       2.29%        0.12%         24%
10/31/04            445  2.36        2.36        (0.19)         20
10/31/03             91  2.64        2.64        (0.47)         19
10/31/02(3)          53  2.67(7)     2.67(7)     (0.94)(7)      25

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06      $1,107,417  0.92%(7)    0.92%(7)    1.09%(7)       18%
Year Ended:
10/31/05     $  780,519  0.95%       0.95%       1.46%          24%
10/31/04        539,471  0.99        0.99        1.18           20
10/31/03        317,493  1.07        1.07        1.10           19
10/31/02        185,137  1.19        1.19        0.54           25
10/31/01        124,886  1.18        1.18        0.50           27

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)   $       --  1.97%(7)(8) 1.97%(7)(8) 0.04%(7)(8)    18%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)   $       --  1.72%(7)(8) 1.72%(7)(8) 0.29%(7)(8)    18%

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  The Funds commenced selling Class R-1 and Class R-2 shares on March 1,
     2006.


100                    See Notes to Financial Statements.

Financial Highlights

SHORT TERM INCOME FUND

For a Fund share outstanding throughout each period.



                                 INCOME/(LOSS) FROM
                               INVESTMENT OPERATIONS
                        -----------------------------------
                                        NET                             LESS DISTRIBUTIONS
                                      REALIZED               ----------------------------------------
                NET                    AND                               DISTRIBUTIONS                   NET
               ASSET                 UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING  INVESTMENT      ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $2.31       $0.04      $(0.01)      $ 0.03      $(0.04)        $--          $(0.04)      $2.30     1.36%
Year Ended:
10/31/05       $2.38       $0.08      $(0.07)      $ 0.01      $(0.08)        $--          $(0.08)      $2.31     0.49%
10/31/04        2.39        0.08       (0.01)        0.07       (0.08)         --           (0.08)       2.38     2.87
10/31/03        2.34        0.09        0.06         0.15       (0.10)         --           (0.10)       2.39     6.28
10/31/02        2.41        0.12       (0.07)        0.05       (0.12)         --           (0.12)       2.34     2.18
10/31/01        2.29        0.13        0.12         0.25       (0.13)         --           (0.13)       2.41    11.31

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $2.31       $0.03      $(0.01)      $ 0.02      $(0.03)        $--          $(0.03)      $2.30     0.99%
Year Ended:
10/31/05       $2.38       $0.06      $(0.07)      $(0.01)     $(0.06)        $--          $(0.06)      $2.31    (0.26)%
10/31/04        2.39        0.06       (0.01)        0.05       (0.06)         --           (0.06)       2.38     2.11
10/31/03        2.34        0.07        0.06         0.13       (0.08)         --           (0.08)       2.39     5.49
10/31/02        2.41        0.10       (0.07)        0.03       (0.10)         --           (0.10)       2.34     1.41
10/31/01        2.29        0.12        0.12         0.24       (0.12)         --           (0.12)       2.41    10.52

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $2.31       $0.03      $(0.01)      $ 0.02      $(0.03)        $--          $(0.03)      $2.30     1.00%
Year Ended:
10/31/05       $2.38       $0.06      $(0.07)      $(0.01)     $(0.06)        $--          $(0.06)      $2.31    (0.26)%
10/31/04        2.39        0.06       (0.01)        0.05       (0.06)         --           (0.06)       2.38     2.10
10/31/03        2.34        0.07        0.06         0.13       (0.08)         --           (0.08)       2.39     5.48
10/31/02(3)     2.37        0.07       (0.03)        0.04       (0.07)         --           (0.07)       2.34     1.61

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $2.31       $0.05      $(0.01)      $ 0.04      $(0.05)        $--          $(0.05)      $2.30     1.57%
Year Ended:
10/31/05       $2.38       $0.09      $(0.07)      $ 0.02      $(0.09)        $--          $(0.09)      $2.31     0.74%
10/31/04        2.39        0.08       (0.01)        0.07       (0.08)         --           (0.08)       2.38     3.13
10/31/03        2.34        0.09        0.06         0.15       (0.10)         --           (0.10)       2.39     6.55
10/31/02        2.41        0.13       (0.07)        0.06       (0.13)         --           (0.13)       2.34     2.53
10/31/01        2.29        0.15        0.12         0.27       (0.15)         --           (0.15)       2.41    11.93

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $2.31       $0.02      $(0.03)      $(0.01)     $   --         $--          $   --       $2.30    (0.43)%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $2.31       $0.02      $(0.03)      $(0.01)     $   --         $--          $   --       $2.30    (0.43)%

                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             --------------------------------------------------------
                         RATIO OF    RATIO OF
                         EXPENSES    EXPENSES
                            TO          TO
                          AVERAGE     AVERAGE    RATIO OF
                            NET         NET         NET
                NET       ASSETS      ASSETS    INVESTMENT
               ASSETS     BEFORE       AFTER     INCOME TO
               END OF   REIMBURSE-  REIMBURSE-    AVERAGE   PORTFOLIO
               PERIOD     MENTS/      MENTS/        NET      TURNOVER
             (IN 000S)    WAIVERS   WAIVERS(2)    ASSETS       RATE
             ---------  ----------  ----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $ 32,653  0.95%(7)    0.95%(7)    3.69%(7)        3%
Year Ended:
10/31/05      $ 36,287  0.93%       0.81%       3.36%          13%
10/31/04        54,082  0.92        0.83        3.23           14
10/31/03        71,920  0.97        0.84        3.58           33
10/31/02        28,106  1.09        0.96        5.03           28
10/31/01        18,929  1.15        0.83        5.63           27

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $ 19,725  1.69%(7)    1.69%(7)    2.95%(7)        3%
Year Ended:
10/31/05      $ 23,617  1.70%       1.56%       2.61%          13%
10/31/04        31,812  1.70        1.58        2.48           14
10/31/03        44,310  1.70        1.59        2.83           33
10/31/02        24,621  1.77        1.71        4.28           28
10/31/01         6,595  1.86        1.54        4.92           27

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $  7,876  1.67%(7)    1.67%(7)    2.97%(7)        3%
Year Ended:
10/31/05      $ 13,477  1.65%       1.56%       2.61%          13%
10/31/04        18,970  1.66        1.58        2.48           14
10/31/03        17,843  1.65        1.59        2.83           33
10/31/02(3)      5,743  1.68(7)     1.68(7)     4.31(7)        28

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06       $195,320  0.55%(7)    0.55%(7)    4.09%(7)        3%
Year Ended:
10/31/05      $195,607  0.56%       0.56%       3.61%          13%
10/31/04       168,947  0.58        0.58        3.48           14
10/31/03       129,443  0.59        0.59        3.83           33
10/31/02        89,210  0.61        0.61        5.38           28
10/31/01       110,710  0.59        0.27        6.19           27

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)    $     --  1.60%(7)(8) 1.60%(7)(8) 3.04%(7)(8)     3%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)    $     --  1.35%(7)(8) 1.35%(7)(8) 3.29%(7)(8)     3%

(5)  Per share numbers have been calculated using the average shares method.

(6)  Amount represents less than $0.01 per share.

(7)  Annualized.

(8) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class Ashare ratios adjusted for the respective expenses of the share class.


                       See Notes to Financial Statements.                    101

Financial Highlights

U.S. GOVERNMENT SECURITIES FUND

For a Fund share outstanding throughout each period.



                                INCOME/(LOSS) FROM
                               INVESTMENT OPERATIONS
                        -----------------------------------
                                        NET                             LESS DISTRIBUTIONS
                                      REALIZED               ----------------------------------------
                NET                    AND                               DISTRIBUTIONS                   NET
               ASSET                 UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING  INVESTMENT      ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $10.53     $0.22       $(0.13)      $ 0.09      $(0.24)        $--          $(0.24)     $10.38     0.82%
Year Ended:
10/31/05       $10.88     $0.41(5)    $(0.30)      $ 0.11      $(0.46)        $--          $(0.46)     $10.53     1.02%
10/31/04        10.89      0.40(5)      0.05         0.45       (0.46)         --           (0.46)      10.88     4.26
10/31/03        11.19      0.40(5)     (0.19)        0.21       (0.51)         --           (0.51)      10.89     1.94
10/31/02        11.20      0.54         0.04         0.58       (0.59)         --           (0.59)      11.19     5.37
10/31/01        10.55      0.62         0.65         1.27       (0.62)         --           (0.62)      11.20    12.39

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $10.52     $0.18       $(0.13)      $ 0.05      $(0.20)        $--          $(0.20)     $10.37     0.45%
Year Ended:
10/31/05       $10.87     $0.33(5)    $(0.30)      $ 0.03      $(0.38)        $--          $(0.38)     $10.52     0.28%
10/31/04        10.88      0.32(5)      0.05         0.37       (0.38)         --           (0.38)      10.87     3.50
10/31/03        11.18      0.32(5)     (0.19)        0.13       (0.43)         --           (0.43)      10.88     1.20
10/31/02        11.19      0.46         0.04         0.50       (0.51)         --           (0.51)      11.18     4.62
10/31/01        10.54      0.54         0.65         1.19       (0.54)         --           (0.54)      11.19    11.59

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $10.51     $0.18       $(0.13)      $ 0.05      $(0.20)        $--          $(0.20)     $10.36     0.46%
Year Ended:
10/31/05       $10.86     $0.33(5)    $(0.30)      $ 0.03      $(0.38)        $--          $(0.38)     $10.51     0.29%
10/31/04        10.87      0.32(5)      0.05         0.37       (0.38)         --           (0.38)      10.86     3.53
10/31/03        11.18      0.32(5)     (0.20)        0.12       (0.43)         --           (0.43)      10.87     1.12
10/31/02(3)     11.00      0.33         0.18         0.51       (0.33)         --           (0.33)      11.18     4.74

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $10.53     $0.24       $(0.13)      $ 0.11      $(0.26)        $--          $(0.26)     $10.38     1.01%
Year Ended:
10/31/05       $10.88     $0.45(5)    $(0.30)      $ 0.15      $(0.50)        $--          $(0.50)     $10.53     1.41%
10/31/04        10.89      0.44(5)      0.05         0.49       (0.50)         --           (0.50)      10.88     4.65
10/31/03        11.19      0.44(5)     (0.19)        0.25       (0.55)         --           (0.55)      10.89     2.32
10/31/02        11.20      0.58         0.04         0.62       (0.63)         --           (0.63)      11.19     5.77
10/31/01        10.55      0.66         0.65         1.31       (0.66)         --           (0.66)      11.20    12.81

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $10.55     $0.08       $(0.25)      $(0.17)     $   --         $--          $   --      $10.38    (1.61)%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $10.55     $0.08       $(0.25)      $(0.17)     $   --         $--          $   --      $10.38    (1.61)%

                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             ---------------------------------------------------------
                          RATIO OF    RATIO OF
                          EXPENSES    EXPENSES
                             TO          TO
                           AVERAGE     AVERAGE    RATIO OF
                             NET         NET         NET
                NET        ASSETS      ASSETS    INVESTMENT
               ASSETS      BEFORE       AFTER     INCOME TO
               END OF    REIMBURSE-  REIMBURSE-    AVERAGE   PORTFOLIO
               PERIOD      MENTS/      MENTS/        NET      TURNOVER
              (IN 00S)     WAIVERS   WAIVERS(2)    ASSETS       RATE
             ----------  ----------  ----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $  106,736  0.90%(6)    0.90%(6)    4.20%(6)        6%
Year Ended:
10/31/05     $  120,615  0.92%       0.92%       3.84%          34%
10/31/04        134,896  0.93        0.93        3.64           30
10/31/03        176,859  0.93        0.93        3.59           62
10/31/02        196,222  0.96        0.96        4.91           48
10/31/01        174,047  0.95        0.95        5.71           30

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $  101,354  1.64%(6)    1.64%(6)    3.46%(6)        6%
Year Ended:
10/31/05     $  122,147  1.65%       1.65%       3.11%          34%
10/31/04        157,900  1.65        1.65        2.92           30
10/31/03        251,153  1.66        1.66        2.86           62
10/31/02        271,440  1.68        1.68        4.19           48
10/31/01        128,155  1.67        1.67        4.99           30

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $    7,669  1.62%(6)    1.62%(6)    3.48%(6)        6%
Year Ended:
10/31/05     $    6,775  1.64%       1.64%       3.12%          34%
10/31/04          6,279  1.64        1.64        2.93           30
10/31/03         13,354  1.64        1.64        2.88           62
10/31/02(3)      11,634  1.63(6)     1.63(6)     4.24(6)        48

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06      $1,560,140  0.52%(6)    0.52%(6)    4.58%(6)        6%
Year Ended:
10/31/05     $1,642,617  0.54%       0.54%       4.22%          34%
10/31/04      1,260,104  0.55        0.55        4.02           30
10/31/03        658,676  0.57        0.57        3.95           62
10/31/02        365,912  0.58        0.58        5.29           48
10/31/01        301,656  0.57        0.57        6.09           30

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)   $       --  1.57%(6)(7) 1.57%(6)(7) 3.53%(6)(7)     6%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)   $       --  1.32%(6)(7) 1.32%(6)(7) 3.78%(6)(7)     6%

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4)  The Funds commenced selling Class R-1 and R-2 shares on March 1, 2006.


102                    See Notes to Financial Statements.

Financial Highlights

INCOME FUND

For a Fund share outstanding throughout each period.



                                 INCOME/(LOSS) FROM
                               INVESTMENT OPERATIONS
                        -----------------------------------
                                        NET                             LESS DISTRIBUTIONS
                                      REALIZED               ----------------------------------------
                NET                    AND                               DISTRIBUTIONS                   NET
               ASSET                 UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING  INVESTMENT      ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $9.05       $0.24      $(0.08)      $ 0.16      $(0.25)        $--          $(0.25)      $8.96     1.68%
Year Ended:
10/31/05       $9.46       $0.45      $(0.38)      $ 0.07      $(0.48)        $--          $(0.48)      $9.05     0.75%
10/31/04        9.35        0.46        0.15         0.61       (0.50)         --           (0.50)       9.46     6.68
10/31/03        9.02        0.51        0.38         0.89       (0.56)         --           (0.56)       9.35    10.10
10/31/02        9.32        0.60       (0.28)        0.32       (0.62)         --           (0.62)       9.02     3.63
10/31/01        8.90        0.62        0.43         1.05       (0.63)         --           (0.63)       9.32    12.21

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $9.08       $0.20      $(0.09)      $ 0.11      $(0.21)        $--          $(0.21)      $8.98     1.19%
Year Ended:
10/31/05       $9.49       $0.38      $(0.38)      $ 0.00      $(0.41)        $--          $(0.41)      $9.08     0.02%
10/31/04        9.37        0.39        0.16         0.55       (0.43)         --           (0.43)       9.49     6.03
10/31/03        9.04        0.44        0.38         0.82       (0.49)         --           (0.49)       9.37     9.31
10/31/02        9.35        0.54       (0.29)        0.25       (0.56)         --           (0.56)       9.04     2.79
10/31/01        8.92        0.56        0.44         1.00       (0.57)         --           (0.57)       9.35    11.52

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $9.08       $0.20      $(0.09)      $ 0.11      $(0.21)        $--          $(0.21)      $8.98     1.18%
Year Ended:
10/31/05       $9.49       $0.38      $(0.38)      $ 0.00      $(0.41)        $--          $(0.41)      $9.08     0.01%
10/31/04        9.37        0.39        0.16         0.55       (0.43)         --           (0.43)       9.49     6.02
10/31/03        9.04        0.45        0.38         0.83       (0.50)         --           (0.50)       9.37     9.33
10/31/02(3)     9.21        0.37       (0.17)        0.20       (0.37)         --           (0.37)       9.04     2.25

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $9.07       $0.25      $(0.09)      $ 0.16      $(0.26)        $--          $(0.26)      $8.97     1.75%
Year Ended:
10/31/05       $9.48       $0.49      $(0.38)      $ 0.11      $(0.52)        $--          $(0.52)      $9.07     1.13%
10/31/04        9.36        0.50        0.16         0.66       (0.54)         --           (0.54)       9.48     7.18
10/31/03        9.03        0.55        0.38         0.93       (0.60)         --           (0.60)       9.36    10.51
10/31/02        9.34        0.64       (0.29)        0.35       (0.66)         --           (0.66)       9.03     3.94
10/31/01        8.91        0.66        0.44         1.10       (0.67)         --           (0.67)       9.34    12.78

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $9.11       $0.09      $(0.24)      $(0.15)     $   --         $--          $   --       $8.96    (1.65)%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $9.11       $0.09      $(0.24)      $(0.15)     $   --         $--          $   --       $8.96    (1.65)%

                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             -------------------------------------------------------
                        RATIO OF    RATIO OF
                        EXPENSES    EXPENSES
                           TO          TO
                         AVERAGE     AVERAGE    RATIO OF
                           NET         NET         NET
               NET       ASSETS      ASSETS    INVESTMENT
              ASSETS     BEFORE       AFTER     INCOME TO
              END OF   REIMBURSE-  REIMBURSE-    AVERAGE   PORTFOLIO
              PERIOD     MENTS/      MENTS/        NET      TURNOVER
             (IN 00S)    WAIVERS     WAIVERS     ASSETS       RATE
             --------  ----------  ----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $147,116  0.89%(6)    0.89%(6)    5.28%(6)       12%
Year Ended:
10/31/05     $147,521  0.91%       0.91%       4.83%          20%
10/31/04      147,695  0.92        0.92        4.90           24
10/31/03      153,654  0.94        0.94        5.42           33
10/31/02      130,512  0.97        0.97        6.61           20
10/31/01      120,508  0.97        0.97        6.86           35

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $111,278  1.64%(6)    1.64%(6)    4.53%(6)       12%
Year Ended:
10/31/05     $128,067  1.65%       1.65%       4.09%          20%
10/31/04      152,065  1.65        1.65        4.17           24
10/31/03      194,396  1.65        1.65        4.71           33
10/31/02      142,186  1.68        1.68        5.90           20
10/31/01       72,472  1.69        1.69        6.14           35

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $ 10,730  1.65%(6)    1.65%(6)    4.52%(6)       12%
Year Ended:
10/31/05     $ 10,761  1.66%       1.66%       4.08%          20%
10/31/04       11,580  1.65        1.65        4.17           24
10/31/03       15,274  1.63        1.63        4.73           33
10/31/02(3)     7,710  1.62(6)     1.62(6)     5.96(6)        20

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06      $985,759  0.53%(6)    0.53%(6)    5.64%(6)       12%
Year Ended:
10/31/05     $903,915  0.54%       0.54%       5.20%          20%
10/31/04      834,726  0.55        0.55        5.27           24
10/31/03      679,139  0.56        0.56        5.80           33
10/31/02      487,376  0.56        0.56        7.02           20
10/31/01      387,998  0.56        0.56        7.27           35

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)   $     --  1.58%(6)(7) 1.58%(6)(7) 4.59%(6)(7)    12%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)   $     --  1.33%(6)(7) 1.33%(6)(7) 4.84%(6)(7)    12%

(5)  Per share numbers have been calculated using the average shares method.

(6)  Annualized.

(7) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.

                       See Notes to Financial Statements.                    103

Financial Highlights

HIGH YIELD FUND

For a Fund share outstanding throughout each period.



                                 INCOME/(LOSS) FROM
                               INVESTMENT OPERATIONS
                        -----------------------------------
                                         NET                            LESS DISTRIBUTIONS
                                      REALIZED               ----------------------------------------
                NET                      AND                             DISTRIBUTIONS                   NET
               ASSET                 UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING  INVESTMENT      ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $8.23      $0.30(5)   $ 0.37        $ 0.67      $(0.28)        $--           $(0.28)     $8.62     8.23%
Year Ended:
10/31/05       $8.28      $0.56      $(0.03)       $ 0.53      $(0.58)        $--           $(0.58)     $8.23     6.56%
10/31/04        7.88       0.58        0.43          1.01       (0.61)         --            (0.61)      8.28    13.23
10/31/03        6.63       0.61(5)     1.31          1.92       (0.67)         --            (0.67)      7.88    30.13
10/31/02        7.44       0.71       (0.72)        (0.01)      (0.80)         --            (0.80)      6.63    (0.48)
10/31/01        8.50       0.84       (1.00)        (0.16)      (0.90)         --            (0.90)      7.44    (1.97)

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $8.27      $0.27(5)   $ 0.37        $ 0.64      $(0.25)        $--           $(0.25)     $8.66     7.80%
Year Ended:
10/31/05       $8.32      $0.50      $(0.03)       $ 0.47      $(0.52)        $--           $(0.52)     $8.27     5.75%
10/31/04        7.91       0.52        0.44          0.96       (0.55)         --            (0.55)      8.32    12.50
10/31/03        6.66       0.56(5)     1.31          1.87       (0.62)         --            (0.62)      7.91    29.08
10/31/02        7.47       0.66       (0.72)        (0.06)      (0.75)         --            (0.75)      6.66    (1.17)
10/31/01        8.54       0.78       (1.01)        (0.23)      (0.84)         --            (0.84)      7.47    (2.72)

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $8.27      $0.27(5)   $ 0.37        $ 0.64      $(0.25)        $--           $(0.25)     $8.66     7.81%
Year Ended:
10/31/05       $8.32      $0.50      $(0.03)       $ 0.47      $(0.52)        $--           $(0.52)     $8.27     5.77%
10/31/04        7.91       0.52        0.44          0.96       (0.55)         --            (0.55)      8.32    12.51
10/31/03        6.67       0.56(5)     1.30          1.86       (0.62)         --            (0.62)      7.91    29.08
10/31/02(3)     7.55       0.46       (0.86)        (0.40)      (0.48)         --            (0.48)      6.67    (5.66)

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06        $8.22      $0.31(5)   $ 0.37        $ 0.68      $(0.29)        $--           $(0.29)     $8.61     8.42%
Year Ended:
10/31/05       $8.27      $0.58      $(0.03)       $ 0.55      $(0.60)        $--           $(0.60)     $8.22     6.91%
10/31/04        7.86       0.60        0.44          1.04       (0.63)         --            (0.63)      8.27    13.75
10/31/03        6.62       0.63(5)     1.30          1.93       (0.69)         --            (0.69)      7.86    30.44
10/31/02        7.43       0.73       (0.72)         0.01       (0.82)         --            (0.82)      6.62    (0.15)
10/31/01        8.48       0.87       (0.99)        (0.12)      (0.93)         --            (0.93)      7.43    (1.49)

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)     $8.57      $0.10(5)   $(0.01)(6)    $ 0.09      $(0.04)        $--           $(0.04)     $8.62     1.08%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)     $8.57      $0.13(5)   $(0.08)(6)    $ 0.05      $   --         $--           $   --      $8.62     0.58%

                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             -------------------------------------------------------
                         RATIO OF    RATIO OF
                         EXPENSES    EXPENSES
                            TO          TO
                          AVERAGE     AVERAGE    RATIO OF
                            NET         NET         NET
                NET       ASSETS      ASSETS    INVESTMENT
               ASSETS     BEFORE       AFTER     INCOME TO
               END OF   REIMBURSE-  REIMBURSE-    AVERAGE   PORTFOLIO
               PERIOD     MENTS/      MENTS/        NET      TURNOVER
             (IN 000S)    WAIVERS   WAIVERS(2)    ASSETS       RATE
             ---------  ----------  ----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $183,966  0.92%(7)    0.90%(7)     7.21%(7)      53%
Year Ended:
10/31/05      $111,164  0.92%       0.92%        6.76%         94%
10/31/04        85,190  0.93        0.93         7.11          82
10/31/03        48,618  0.97        0.97         8.24          61
10/31/02        13,563  1.03        1.03         9.72          60
10/31/01         9,035  1.09        1.08        10.47          27

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $ 75,410  1.69%(7)    1.67%(7)     6.44%(7)      53%
Year Ended:
10/31/05      $ 73,667  1.68%       1.68%        6.00%         94%
10/31/04        80,036  1.69        1.69         6.35          82
10/31/03        83,665  1.73        1.73         7.48          61
10/31/02        44,004  1.78        1.78         8.97          60
10/31/01        35,391  1.78        1.77         9.78          27

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $ 46,797  1.67%(7)    1.65%(7)     6.46%(7)      53%
Year Ended:
10/31/05      $ 38,475  1.66%       1.66%        6.02%         94%
10/31/04        33,318  1.68        1.68         6.36          82
10/31/03        24,540  1.71        1.71         7.50          61
10/31/02(3)      2,556  1.78(7)     1.78(7)      8.97(7)       60

CLASS I SHARES
Six Months Ended (unaudited):
4/30/06       $581,595  0.59%(7)    0.57%(7)     7.54%(7)      53%
Year Ended:
10/31/05      $588,409  0.59%       0.59%        7.09%         94%
10/31/04       526,095  0.61        0.61         7.43          82
10/31/03       424,781  0.64        0.64         8.57          61
10/31/02       244,937  0.68        0.68        10.07          60
10/31/01       201,385  0.69        0.68        10.87          27

CLASS R-1 SHARES
Period Ended (unaudited):
4/30/06(4)    $     44  1.64%(7)    1.62%(7)    6.49%(7)       53%

CLASS R-2 SHARES
Period Ended (unaudited):
4/30/06(4)    $     --  1.39%(7)(9) 1.37%(7)(9) 6.74%(7)(9)    53%

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.

(4) The High Yield Fund commenced selling Class R-1 and R-2 shares on March 1, 2006.


104                    See Notes to Financial Statements.

Financial Highlights

TAX-EXEMPT BOND FUND

For a Fund share outstanding throughout each period.



                                    INCOME FROM
                               INVESTMENT OPERATIONS
                        -----------------------------------
                                        NET                             LESS DISTRIBUTIONS
                                      REALIZED               ----------------------------------------
                NET                     AND                              DISTRIBUTIONS                   NET
               ASSET                 UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING  INVESTMENT      ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $7.70       $0.16     $(0.00)(8)     $0.16      $(0.16)       $(0.15)        $(0.31)     $7.55     2.13%
Year Ended:
10/31/05       $7.95       $0.33     $(0.16)        $0.17      $(0.33)       $(0.09)        $(0.42)     $7.70     2.19%
10/31/04        7.96        0.33       0.08          0.41       (0.33)        (0.09)         (0.42)      7.95     5.35
10/31/03        7.95        0.34       0.08          0.42       (0.34)        (0.07)         (0.41)      7.96     5.31
10/31/02        7.93        0.35       0.03          0.38       (0.35)        (0.01)         (0.36)      7.95     5.02
10/31/01        7.55        0.37       0.38          0.75       (0.37)           --          (0.37)      7.93    10.16

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $7.70       $0.13     $(0.00)(8)     $0.13      $(0.13)       $(0.15)        $(0.28)     $7.55     1.75%
Year Ended:
10/31/05       $7.95       $0.27     $(0.16)        $0.11      $(0.27)       $(0.09)        $(0.36)     $7.70     1.43%
10/31/04        7.96        0.27       0.08          0.35       (0.27)        (0.09)         (0.36)      7.95     4.57
10/31/03        7.95        0.28       0.08          0.36       (0.28)        (0.07)         (0.35)      7.96     4.53
10/31/02        7.93        0.29       0.03          0.32       (0.29)        (0.01)         (0.30)      7.95     4.25
10/31/01        7.55        0.31       0.38          0.69       (0.31)           --          (0.31)      7.93     9.35

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $7.70       $0.13     $(0.00)(8)     $0.13      $(0.13)       $(0.15)        $(0.28)     $7.55     1.72%
Year Ended:
10/31/05       $7.95       $0.27     $(0.16)        $0.11      $(0.27)       $(0.09)        $(0.36)     $7.70     1.41%
10/31/04        7.96        0.27       0.08          0.35       (0.27)        (0.09)         (0.36)      7.95     4.58
10/31/03        7.95        0.28       0.08          0.36       (0.28)        (0.07)         (0.35)      7.96     4.54
10/31/02(3)     7.83        0.20       0.12          0.32       (0.20)           --          (0.20)      7.95     4.06

                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             -------------------------------------------------------
                         RATIO OF    RATIO OF
                         EXPENSES    EXPENSES
                            TO          TO
                          AVERAGE     AVERAGE    RATIO OF
                            NET         NET         NET
                NET       ASSETS      ASSETS    INVESTMENT
               ASSETS     BEFORE       AFTER     INCOME TO
               END OF   REIMBURSE-  REIMBURSE-    AVERAGE   PORTFOLIO
               PERIOD     MENTS/      MENTS/        NET      TURNOVER
             (IN 000S)    WAIVERS   WAIVERS(2)    ASSETS       RATE
             ---------  ----------  ----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06       $169,423   0.86%(7)    0.86%(7)    4.32%(7)      11%
Year Ended:
10/31/05      $175,146   0.87%       0.87%       4.22%         28%
10/31/04       184,711   0.90        0.90        4.22          25
10/31/03       207,433   0.88        0.88        4.20          47
10/31/02       213,673   0.90        0.90        4.49          46
10/31/01       219,883   0.89        0.89        4.75          44

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06       $ 26,964   1.61%(7)    1.61%(7)    3.57%(7)      11%
Year Ended:
10/31/05      $ 30,073   1.62%       1.62%       3.47%         28%
10/31/04        35,433   1.65        1.65        3.47          25
10/31/03        45,061   1.62        1.62        3.46          47
10/31/02        47,308   1.64        1.64        3.75          46
10/31/01        43,978   1.63        1.63        4.01          44

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06       $  2,752   1.65%(7)    1.65%(7)    3.53%(7)      11%
Year Ended:
10/31/05      $  2,360   1.63%       1.63%       3.46%         28%
10/31/04         3,641   1.65        1.65        3.47          25
10/31/03         4,332   1.61        1.61        3.47          47
10/31/02(3)      2,395   1.61(7)     1.61(7)     3.78(7)       46

(5)  Per share numbers have been calculated using the average share method.

(6) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(7)  Annualized.

(8)  Amount represents less than $0.01 per share.

(9) Ratios of expenses and net investment income to average net assets are hypothetical, based on Class A share ratios adjusted for the respective expenses of the share class.

                       See Notes to Financial Statements.                    105

Financial Highlights

CALIFORNIA MUNICIPAL FUND

For a Fund share outstanding throughout each period.



                                    INCOME FROM
                               INVESTMENT OPERATIONS
                        -----------------------------------
                                        NET                             LESS DISTRIBUTIONS
                                      REALIZED               ----------------------------------------
                NET                    AND                               DISTRIBUTIONS                   NET
               ASSET                 UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING  INVESTMENT      ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $11.24      $0.24      $(0.01)       $0.23      $(0.24)      $(0.14)         $(0.38)    $11.09     2.09%
Year Ended:
10/31/05       $11.42      $0.48      $(0.15)       $0.33      $(0.48)      $(0.03)         $(0.51)    $11.24     2.90%
10/31/04        11.22       0.49        0.20         0.69       (0.49)          --           (0.49)     11.42     6.25
10/31/03        11.35       0.47       (0.06)        0.41       (0.47)       (0.07)          (0.54)     11.22     3.69
10/31/02        11.34       0.50        0.00(4)      0.50       (0.49)          --           (0.49)     11.35     4.57
10/31/01        10.81       0.53        0.53         1.06       (0.53)          --           (0.53)     11.34     9.99

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $11.24      $0.20      $(0.01)       $0.19      $(0.20)      $(0.14)         $(0.34)    $11.09     1.71%
Year Ended:
10/31/05       $11.42      $0.39      $(0.15)       $0.24      $(0.39)      $(0.03)         $(0.42)    $11.24     2.13%
10/31/04        11.22       0.40        0.20         0.60       (0.40)          --           (0.40)     11.42     5.47
10/31/03        11.35       0.38       (0.06)        0.32       (0.38)       (0.07)          (0.45)     11.22     2.92
10/31/02        11.34       0.42        0.00(4)      0.42       (0.41)          --           (0.41)     11.35     3.79
10/31/01        10.81       0.44        0.53         0.97       (0.44)          --           (0.44)     11.34     9.19

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $11.24      $0.20      $(0.01)       $0.19      $(0.20)      $(0.14)         $(0.34)    $11.09     1.70%
Year Ended:
10/31/05       $11.42      $0.39      $(0.15)       $0.24      $(0.39)      $(0.03)         $(0.42)    $11.24     2.13%
10/31/04        11.22       0.40        0.20         0.60       (0.40)          --           (0.40)     11.42     5.46
10/31/03        11.35       0.38       (0.06)        0.32       (0.38)       (0.07)          (0.45)     11.22     2.92
10/31/02(3)     11.20       0.28        0.14         0.42       (0.27)          --           (0.27)     11.35     3.77

                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             --------------------------------------------------------
                         RATIO OF    RATIO OF
                         EXPENSES    EXPENSES
                            TO          TO
                          AVERAGE     AVERAGE     RATIO OF
                            NET         NET          NET
                NET       ASSETS      ASSETS     INVESTMENT
              ASSETS      BEFORE       AFTER      INCOME TO
              END OF    REIMBURSE-  REIMBURSE-     AVERAGE   PORTFOLIO
              PERIOD      MENTS/       MENTS/        NET      TURNOVER
             (IN 000S)    WAIVERS   WAIVERS (2)    ASSETS       RATE
             ---------  ----------  -----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06      $249,169    0.84%(5)    0.84%(5)     4.29%(5)     15%
Year Ended:
10/31/05     $241,879    0.84%       0.84%        4.19%        26%
10/31/04      232,239    0.85        0.85         4.32         27
10/31/03      252,511    0.85        0.85         4.14         34
10/31/02      286,095    0.86        0.86         4.39         48
10/31/01      291,132    0.86        0.85         4.74         52

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06      $147,670    1.59%(5)    1.59%(5)     3.54%(5)     15%
Year Ended:
10/31/05     $162,534    1.59%       1.59%        3.44%        26%
10/31/04      195,930    1.59        1.59         3.58         27
10/31/03      255,445    1.59        1.59         3.40         34
10/31/02      295,662    1.60        1.60         3.65         48
10/31/01      237,594    1.59        1.58         4.01         52

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06      $3,968      1.60%(5)    1.60%(5)     3.53%(5)     15%
Year Ended:
10/31/05     $4,641      1.59%       1.59%        3.44%        26%
10/31/04      5,275      1.60        1.60         3.57         27
10/31/03      8,193      1.59        1.59         3.40         34
10/31/02(3)   6,665      1.58(5)     1.58(5)      3.67(5)      48

(1) Total return is not annualized for periods of less than one year and does not reflect any applicable sales charges.

     The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(3)  The Funds commenced selling Class C shares on March 1, 2002.


106                    See Notes to Financial Statements.

Financial Highlights

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

For a Fund share outstanding throughout each period.



                                 INCOME/(LOSS) FROM
                               INVESTMENT OPERATIONS
                        -----------------------------------
                                        NET                             LESS DISTRIBUTIONS
                                      REALIZED               ----------------------------------------
                NET                    AND                               DISTRIBUTIONS                   NET
               ASSET                 UNREALIZED               DIVIDENDS    FROM NET                     ASSET
               VALUE        NET     GAIN/(LOSS)  TOTAL FROM   FROM NET     REALIZED                     VALUE
             BEGINNING  INVESTMENT      ON       INVESTMENT  INVESTMENT     CAPITAL         TOTAL      END OF    TOTAL
             OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD  RETURN(1)
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06        $10.85      $0.18      $(0.05)      $ 0.13      $(0.18)      $(0.02)        $(0.20)     $10.78    1.22%
Year Ended:
10/31/05       $11.14      $0.34      $(0.29)      $ 0.05      $(0.34)      $(0.00)(4)     $(0.34)     $10.85    0.52%
10/31/04        11.14       0.33        0.10         0.43       (0.33)       (0.10)         (0.43)      11.14    4.02
10/31/03        11.08       0.35        0.12         0.47       (0.35)       (0.06)         (0.41)      11.14    4.29
10/31/02        10.98       0.39        0.15         0.54       (0.39)       (0.05)         (0.44)      11.08    5.12
10/31/01        10.58       0.44        0.49         0.93       (0.44)       (0.09)         (0.53)      10.98    9.00

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06        $10.85      $0.14      $(0.05)      $ 0.09      $(0.14)      $(0.02)        $(0.16)     $10.78    0.84%
Year Ended:
10/31/05       $11.14      $0.26      $(0.29)      $(0.03)     $(0.26)      $(0.00)(4)     $(0.26)     $10.85   (0.24)%
10/31/04        11.14       0.25        0.10         0.35       (0.25)       (0.10)         (0.35)      11.14    3.24
10/31/03        11.08       0.27        0.12         0.39       (0.27)       (0.06)         (0.33)      11.14    3.51
10/31/02        10.98       0.31        0.15         0.46       (0.31)       (0.05)         (0.36)      11.08    4.32
10/31/01        10.58       0.36        0.49         0.85       (0.36)       (0.09)         (0.45)      10.98    8.19

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06        $10.85      $0.14      $(0.05)      $ 0.09      $(0.14)      $(0.02)        $(0.16)     $10.78    0.85%
Year Ended:
10/31/05       $11.14      $0.26      $(0.29)      $(0.03)     $(0.26)      $(0.00)(4)     $(0.26)     $10.85   (0.24)%
10/31/04        11.14       0.25        0.10         0.35       (0.25)       (0.10)         (0.35)      11.14    3.24
10/31/03        11.08       0.27        0.12         0.39       (0.27)       (0.06)         (0.33)      11.14    3.50
10/31/02(3)     10.90       0.21        0.18         0.39       (0.21)          --          (0.21)      11.08    3.58

                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
               ---------------------------------------------------------
                           RATIO OF    RATIO OF
                           EXPENSES    EXPENSES
                              TO          TO
                            AVERAGE     AVERAGE     RATIO OF
                              NET         NET          NET
                 NET        ASSETS      ASSETS     INVESTMENT
                ASSETS      BEFORE       AFTER      INCOME TO
                END OF    REIMBURSE-  REIMBURSE-     AVERAGE   PORTFOLIO
                PERIOD      MENTS/      MENTS/         NET      TURNOVER
               (IN 000S)    WAIVERS   WAIVERS (2)    ASSETS       RATE
               ---------  ----------  -----------  ----------  ---------
CLASS A SHARES
Six Months Ended (unaudited):
4/30/06         $61,597    0.87%(5)    0.86%(5)     3.29%(5)     16%
Year Ended:
10/31/05        $65,667    0.87%       0.87%        3.11%        27%
10/31/04         65,772    0.86        0.85         3.02         37
10/31/03         75,231    0.86        0.77         3.15         65
10/31/02         57,102    0.89        0.70         3.59         28
10/31/01         39,996    0.92        0.73         4.09         23

CLASS B SHARES
Six Months Ended (unaudited):
4/30/06         $52,991    1.63%(5)    1.62%(5)     2.53%(5)     16%
Year Ended:
10/31/05        $59,562    1.63%       1.63%        2.35%        27%
10/31/04         71,502    1.62        1.61         2.26         37
10/31/03         93,448    1.62        1.53         2.39         65
10/31/02         89,240    1.65        1.46         2.83         28
10/31/01         51,525    1.67        1.48         3.34         23

CLASS C SHARES
Six Months Ended (unaudited):
4/30/06         $ 6,837    1.62%(5)    1.61%(5)     2.54%(5)     16%
Year Ended:
10/31/05        $ 7,476    1.63%       1.63%        2.35%        27%
10/31/04          8,763    1.62        1.61         2.26         37
10/31/03         10,317    1.62        1.53         2.39         65
10/31/02(3)       7,953    1.64(5)     1.45(5)      2.84(5)      28

(4)  Amount represents less than $0.01 per share.

(5)  Annualized.

                       See Notes to Financial Statements.                    107

Notes to Financial Statements (unaudited)

WM GROUP OF FUNDS

1. ORGANIZATION AND BUSINESS

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are each registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. The Trusts consist of 17 funds, 16 of which (each a "Fund" and collectively, the "Funds") are presented in this report and are as follows:

TRUST I                           TRUST II
EQUITY FUNDS                      EQUITY FUNDS
REIT Fund                         Growth Fund
Equity Income Fund                Small Cap Growth Fund
Growth & Income Fund              International Growth Fund
West Coast Equity Fund
Mid Cap Stock Fund
Small Cap Value Fund

FIXED-INCOME FUNDS                FIXED-INCOME FUND
U.S. Government Securities Fund   Short Term Income Fund
Income Fund
High Yield Fund

MUNICIPAL FUND                    MUNICIPAL FUNDS
Tax-Exempt Bond Fund              California Municipal Fund
                                  California Insured Intermediate Municipal Fund

WM Advisors, Inc. (the "Advisor") serves as investment advisor to the Trusts. The Advisor is a wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trusts are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each of the Fixed-Income Funds and the Equity Funds offer six classes of shares: Class A, Class B, Class C, Class I, Class R-1, and Class R-2 shares. Each of the Municipal Funds currently offer Class
A shares, Class B shares and Class C shares. Class A shares of the Funds are generally subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are not subject to an initial sales charge although they are subject to a CDSC if redeemed within one year from the date of purchase. In addition, redemptions from the International Growth Fund, including exchange redemptions, within 90 days of purchase are subject to a redemption fee equal to 2.00% of the redemption proceeds, which are retained by the Fund. Class I shares are sold exclusively to the various investment portfolios of the WM Strategic Asset Management Portfolios, LLC (the "Portfolios"), an affiliated open-end management investment company, and affiliates of Washington Mutual and are not available for direct purchase by investors. Class R-1 and Class R-2 shares are only offered through retirement plans and are not available for direct purchase by investors. Class I, Class R-1, and Class R-2 shares are not subject to an initial sales charge, CDSC or redemption fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Funds in the preparation of their financial statements.

WM GROUP OF FUNDS

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price from that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trusts. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Funds' Board of Trustees, which may rely on the assistance of one or more pricing services.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the Trusts, reviews the value of the collateral and the creditworthiness of those banks and broker/dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

WM GROUP OF FUNDS

PURCHASED OPTION CONTRACTS:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds'foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the "Statements of Assets and Liabilities". Realized and unrealized gains and losses are included in the "Statements of Operations". Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the "Statements of Assets and Liabilities".

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each Fund has valued the investments. This may have an adverse effect on each Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value per share of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144 A Securities"). Rule 144 A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule
144 A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

WM GROUP OF FUNDS

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the information is available to the Funds if informed after the ex-dividend date. The Funds estimate components of distributions from real estate investment trusts ("REITs"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fixed-Income Funds and the Municipal Funds will normally be declared daily and paid monthly. Dividends from net investment income of the REIT and Equity Income Funds are declared and paid quarterly. Dividends from any net investment income of Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and International Growth Funds are declared and paid annually. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees of the Trusts in accordance with federal income tax regulations.

Distributions from income and capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, dividends payable, redesignated distributions and differing characterization of distributions made by each Fund.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds of the Trusts based upon the relative average net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

WM GROUP OF FUNDS

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                                                FROM $125   FROM $200   FROM $250                FROM $1   FROM $2
                                      FROM $0    MILLION     MILLION     MILLION     FROM $500   BILLION   BILLION
                                      TO $125    TO $200     TO $250     TO $500    MILLION TO    TO $2     TO $3       OVER
NAME OF FUND                          MILLION    MILLION     MILLION     MILLION    $1 BILLION   BILLION   BILLION   $3 BILLION
------------                          -------   ---------   ---------   ---------   ----------   -------   -------   ----------
REIT Fund .........................    0.800%     0.800%      0.800%      0.800%       0.750%     0.750%    0.700%     0.650%
Equity Income Fund ................    0.625%     0.625%      0.625%      0.500%       0.500%     0.500%    0.500%     0.500%
Growth & Income Fund ..............    0.625%     0.625%      0.625%      0.500%       0.500%     0.500%    0.500%     0.500%
West Coast Equity Fund ............    0.625%     0.625%      0.625%      0.625%       0.500%     0.375%    0.375%     0.375%
Mid Cap Stock Fund ................    0.750%     0.750%      0.750%      0.750%       0.750%     0.700%    0.650%     0.600%
Growth Fund .......................    0.750%     0.750%      0.750%      0.750%       0.700%     0.700%    0.650%     0.600%
Small Cap Value Fund ..............    0.850%     0.850%      0.850%      0.850%       0.750%     0.750%    0.750%     0.700%
Small Cap Growth Fund .............    0.850%     0.850%      0.850%      0.850%       0.750%     0.750%    0.750%     0.700%
International Growth Fund .........    1.000%     0.800%      0.800%      0.800%       0.800%     0.750%    0.750%     0.700%
Short Term Income Fund ............    0.500%     0.500%      0.450%      0.450%       0.400%     0.400%    0.400%     0.400%
U.S. Government Securities Fund ...    0.500%     0.500%      0.500%      0.500%       0.500%     0.500%    0.450%     0.450%
Income Fund .......................    0.500%     0.500%      0.500%      0.500%       0.500%     0.500%    0.450%     0.450%
High Yield Fund ...................    0.625%     0.625%      0.625%      0.500%       0.500%     0.500%    0.500%     0.500%
Tax-Exempt Bond Fund ..............    0.500%     0.500%      0.500%      0.400%       0.400%     0.400%    0.400%     0.400%
California Municipal Fund .........    0.500%     0.500%      0.500%      0.500%       0.500%     0.450%    0.450%     0.450%
California Insured Intermediate
   Municipal Fund .................    0.500%     0.500%      0.500%      0.500%       0.500%     0.450%    0.450%     0.450%

WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly owned subsidiary of Washington Mutual, serves as the transfer agent of the Funds. Fees are paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. For such services, the Transfer Agent receives a fee per open and closed account, in addition to reimbursement for certain out-of-pocket expenses. The Transfer Agent is entitled to a monthly fee based upon an annual rate of $20.00 per open account for all Class A, Class B and Class C shareholder accounts. Class I, Class R-1 and Class R-2 shares are not subject to shareholder servicing fees.

The Transfer Agent also provides services to retirement plans investing in Class R-1 and R-2 shares and their participants. For such services, the Transfer Agent is entitled to a monthly fee at an annual rate of 0.25% of the average daily net assets of each Class R-1 and Class R-2 shares.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2006, are shown separately in the "Statements of Operations".

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by the Advisor, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries a per annum retainer plus attendance fees for each meeting at which they are present. The Chairman, Committee Chairs and Committee Members receive additional remuneration for these services to the Trusts. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 40 funds within the WM Group of Funds.

WM GROUP OF FUNDS

5. DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker/dealer and a wholly owned subsidiary of Washington Mutual, serves as distributor for the Funds. For the six months ended April 30, 2006, the Distributor received $9,309,605 representing commissions (front-end sales charges) on Class A shares and $1,269,043 representing CDSCs from Class A, Class B, and Class C shares.

Each of the Funds has adopted distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B, Class C, Class R-1, and Class R-2 shares of each Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B, Class C, Class R-1, and Class R-2 shares. The distribution fees for Class B and Class C shares are paid to the Distributor at annual rates of 0.75% of the average daily net assets of such shares. The distribution fees for Class R-1 and Class R-2 are paid to the Distributor at annual rates of 0.55% and 0.30%, respectively, of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Fund to the Distributor, which in turn, pays service fees to broker/dealers that provide services, such as accepting telephone inquiries, transaction requests, processing correspondence, new account applications and subsequent purchases for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trusts, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended April 30, 2006, are as follows:

                                                          PURCHASES      SALES
NAME OF FUND                                               (000S)       (000S)
------------                                             ----------   ----------
REIT Fund ............................................   $   69,015   $   93,392
Equity Income Fund ...................................    1,691,485    1,032,535
Growth & Income Fund .................................      367,717      745,496
West Coast Equity Fund ...............................      267,836       86,111
Mid Cap Stock Fund ...................................      115,689      157,025
Growth Fund ..........................................      911,224      381,803
Small Cap Value Fund .................................       46,297      107,735
Small Cap Growth Fund ................................      161,655      137,793
International Growth Fund ............................      352,465      174,807
Short Term Income Fund ...............................       14,222        2,088
U.S. Government Securities Fund ......................       43,936       16,376
Income Fund ..........................................      169,366      123,290
High Yield Fund ......................................      425,184      409,876
Tax-Exempt Bond Fund .................................       22,339       28,969
California Municipal Fund ............................       59,244       71,827
California Insured Intermediate Municipal Fund .......       19,342       21,531

The aggregate cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments, for the six months ended April 30, 2006, are as follows:

                                                            PURCHASES     SALES
NAME OF FUND                                                 (000S)      (000S)
------------                                                ---------   --------
Equity Income Fund ......................................    $    --    $     41
Short Term Income Fund ..................................         --       4,279
U.S. Government Securities Fund .........................     61,396     147,631
Income Fund .............................................     53,212      17,415
High Yield Fund .........................................     38,848      24,140

WM GROUP OF FUNDS

7. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At April 30, 2006, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian. The Funds currently invest the segregated cash in Mellon GSL DBT II, which is a common collective trust that invests in high-grade short-term investments.

8. PORTFOLIO OWNERSHIP AND OTHER FACTORS

At April 30, 2006, the WM Strategic Asset Management Portfolios hold investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                                    PORTFOLIOS
                                      -----------------------------------------------------------------------
                                       FLEXIBLE   CONSERVATIVE               CONSERVATIVE   STRATEGIC
                                        INCOME      BALANCED      BALANCED      GROWTH       GROWTH
NAME OF FUND                          PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   TOTAL
------------                          ---------   ------------   ---------   ------------   ---------   -----
REIT Fund .........................      2.1%          2.9%        31.5%         34.1%        20.4%     91.0%
Equity Income Fund ................      1.2%          1.7%        16.7%         17.9%        11.4%     48.9%
Growth & Income Fund ..............      2.4%          2.3%        24.1%         26.0%        16.7%     71.5%
West Coast Equity Fund ............      0.6%          1.4%        14.6%         15.5%        10.6%     42.7%
Mid Cap Stock Fund ................      2.8%          2.3%        25.3%         26.4%        19.4%     76.2%
Growth Fund .......................      2.8%          2.7%        30.7%         31.0%        22.1%     89.3%
Small Cap Value Fund ..............      3.3%          2.6%        30.7%         34.6%        22.3%     93.5%
Small Cap Growth Fund .............      2.4%          1.8%        22.1%         25.1%        16.5%     67.9%
International Growth Fund .........       --           3.0%        32.3%         32.5%        22.3%     90.1%
Short Term Income Fund ............     44.3%         14.6%        17.5%           --           --      76.4%
U.S. Government Securities Fund ...     16.7%          9.7%        45.6%         15.8%          --      87.8%
Income Fund .......................     18.7%          9.3%        38.6%         11.9%          --      78.5%
High Yield Fund ...................      7.0%          4.3%        24.7%         11.1%        10.6%     57.7%

From time to time, one or more of the Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings of the Portfolios by the Advisor. These transactions will affect the Funds, since the Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and since the Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its dual responsibilities of the Portfolios and the Funds. The Advisor will, at all times, monitor the impact on the Funds of transactions by the Portfolios.

WM GROUP OF FUNDS

9. UNREALIZED APPRECIATION/(DEPRECIATION)

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation on a tax basis are as follows:

                                                                           (IN THOUSANDS)
                                        ------------------------------------------------------------------------------------
                                                                           WEST                             SMALL     SMALL
                                                    EQUITY    GROWTH &    COAST      MID CAP                 CAP       CAP
                                          REIT      INCOME     INCOME     EQUITY      STOCK     GROWTH      VALUE     GROWTH
                                          FUND       FUND       FUND       FUND       FUND       FUND        FUND      FUND
                                        --------   --------   --------   --------   --------   --------   --------   ------
Gross tax unrealized appreciation ...   $151,964   $592,119   $621,267   $648,272   $265,092   $303,390   $ 62,318   $92,828
Gross tax unrealized depreciation ...     (3,706)   (17,229)   (33,301)   (48,674)      (967)   (43,932)   (36,993)   (8,321)
                                        --------   --------   --------   --------   --------   --------   --------   -------
Net tax unrealized appreciation .....   $148,258   $574,890   $587,966   $599,598   $264,125   $259,458   $ 25,325   $84,507
                                        ========   ========   ========   ========   ========   ========   ========   =======

                                                                                                                       CALIFORNIA
                                                                     U.S.                          TAX-                 INSURED
                                      INTERNATIONAL  SHORT TERM  GOVERNMENT              HIGH     EXEMPT  CALIFORNIA  INTERMEDIATE
                                          GROWTH       INCOME    SECURITIES   INCOME     YIELD     BOND    MUNICIPAL    MUNICIPAL
                                          FUND          FUND        FUND       FUND      FUND      FUND      FUND         FUND
                                      -------------  ----------  ----------  --------  --------  -------  ----------  --------------
Gross tax unrealized appreciation ..    $328,253      $   372     $  2,844   $ 25,665  $ 52,050  $11,105    $14,413      $1,408
Gross tax unrealized depreciation ..      (5,311)      (5,028)     (62,019)   (43,804)  (18,866)    (289)      (553)       (595)
                                        --------      -------     --------   --------  --------  -------    -------      ------
Net tax unrealized appreciation/
   (depreciation) ..................    $322,942      $(4,656)    $(59,175)  $(18,139) $ 33,184  $10,816    $13,860      $  813
                                        ========      =======     ========   ========  ========  =======    =======      ======

10. INDUSTRY AND GEOGRAPHIC CONCENTRATION AND OTHER RISK FACTORS

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The REIT Fund could be adversely impacted by economic trends within this industry.

The West Coast Equity Fund, which invests the majority of its assets in Alaska, California, Oregon, and Washington, generally has more exposure to regional economic risks than a fund making investments more broadly. The West Coast Equity Fund could be adversely impacted by economic trends within this region.

The International Growth Fund concentrates its investments in foreign securities in both developed and emerging market countries. Additional risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions. Investments in emerging markets are subject to additional risk as less developed countries are more likely to experience high levels of inflation, deflation, or currency devaluation, which could harm their economies and securities markets.

The High Yield Fund concentrates its investments in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties may exist as to an issuer's ability to meet principal and interest payments.

The California Municipal and California Insured Intermediate Municipal Funds are more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

Certain Funds may invest a portion of their assets in foreign securities of developing or emerging market countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into a stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

WM GROUP OF FUNDS

11. INVESTMENTS IN AFFILIATED SECURITIES

The companies listed below are an affiliate of the Fund because the Fund owned at least 5.0% of the company's voting securities during the six-month period ended April 30, 2006.

                                                                                                              MARKET VALUE
                                        SHARES                                SHARES                         OF INVESTMENTS
                                    AT BEGINNING                              AT END                        IN AFFILIATES AT
(IN THOUSANDS)                        OF PERIOD    ADDITIONS   REDUCTIONS   OF PERIOD   DIVIDENDS    LOSS    APRIL 30, 2006
                                    ------------   ---------   ----------   ---------   ---------   -----   ----------------
West Coast Equity Fund
   Red Lion Hotels Corporation ...      1,267          18         (31)        1,254        $ --     $(149)       $15,046
High Yield Fund
   Crown Castle International
   Corporation ...................        150         179          --           329         514     $  --        $18,177
                                                                                           ----     -----        -------
                                                                                           $514     $(149)       $33,223
                                                                                           ====     =====        =======

Supplemental Information (unaudited)

WM GROUP OF FUNDS

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Each year, the Board of Trustees of the Trust (the "Board"), including a majority of the Trustees who are not interested persons of the Trust (the "Independent Trustees"), is required to determine whether to continue the Trust's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the investment manager furnish, such information as may reasonably be necessary to evaluate the terms of the Trust's advisory agreement. In May 2005, the Board and the Independent Trustees approved a new Investment Sub-Advisory Agreement (the "Agreement") with Capital Guardian Trust Company ("Capital Guardian"), and in November 2005, the Board and the Independent Trustees approved an amendment of the Trust's Investment Sub-Advisory Agreement with Capital Guardian, in each case following the recommendation of the Investment Committee (the "Committee"), a majority of the members of which are Independent Trustees, and the recommendations of the Independent Trustees as a whole. The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees are required to be in this report and are discussed below. In connection with the November 2005 approval of the amendment, the Board, the Independent Trustees and the Committee relied on the information provided in connection with the May 2005 approval (as supplemented by performance information for periods ended September 30, 2005). The material factors and conclusions that formed the basis for the Committee's recommendation and the subsequent approval by the Board and the Independent Trustees in November 2005 were the same as those in May 2005, which are discussed below, except that the Board, the Independent Trustees and the Committee also considered the addition of emerging market securities to Capital Guardian's mandate for the International Growth Fund, and that the effect of the amendment was to reduce the fees payable to the Advisor in the same amount that the fees to Capital Guardian were increased, so that the total advisory fees payable by the International Growth Fund would not change.

REVIEW PROCESS:

The Independent Trustees received assistance and advice, including a written memorandum, regarding the legal standards applicable to the consideration of advisory arrangements from independent counsel to the Trusts and the Independent Trustees. The Independent Trustees discussed the continuation of the Agreement with representatives of the Advisor and in private session with independent legal counsel at which no representatives of the Advisor were present. The Committee, in deciding to recommend approval of the Agreement, and the Board and the Independent Trustees, in approving Such agreement, did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their deliberations were made separately in respect of each Fund. This summary describes the most important, but not all, of the factors considered by the Board, the Independent Trustees and the Committee.

MATERIALS REVIEWED:

During the course of each year, the Board receives a wide variety of materials relating to the services provided by the Advisor and its affiliates, including reports on: each Fund's investment results; portfolio construction; portfolio composition; portfolio trading practices; performance attribution; shareholder services; the Advisor's views on the economy and capital markets; and other information relating to the nature, extent and quality of services provided by the Advisor and its affiliates to the Funds. In addition, in connection with its annual consideration of the Agreement, the Board requests and reviews supplementary information regarding the terms of the Agreement, the Funds' investment results, advisory fee and total expense comparisons, financial and profitability information regarding the Advisor and its affiliates, descriptions of various functions undertaken by the Advisor, such as compliance monitoring, and information about the personnel providing investment management and administrative services to the Funds. The Board requested and evaluated performance and expense information for other investment companies compiled by Lipper Inc., a third-party data provider ("Lipper"). The Board, the Independent Trustees and the Committee also considered information regarding "revenue sharing" arrangements that the Advisor and its affiliates have entered into with various intermediaries that sell shares of the Funds. The Board also requested and reviewed information relating to other services provided to the Funds by the Advisor and its affiliates under other agreements, including information regarding so-called "fall-out" benefits to the Advisor and its affiliates due to their other relationships with the Funds. The Board, the Independent Trustees and the Committee also received and reviewed comparative performance information regarding the Funds at each of the quarterly Board and Committee meetings.

NATURE, EXTENT AND QUALITY OF SERVICES:

Nature and Extent of Services -- In considering the approval of the Agreement, the Board, the Independent Trustees and the Committee evaluated the nature and extent of the services provided by the Advisor, its affiliates and the sub-advisors. For each Fund, the Advisor or the relevant sub-advisor, as applicable, formulates the Fund's investment policies (subject to the terms of the prospectus); analyzes economic trends and capital market developments; evaluates the risk/return characteristics of the Fund;

WM GROUP OF FUNDS

constructs the Fund's portfolio; monitors the Fund's investment performance; and reports to the Board, the Independent Trustees and the Committee. The Board, the Independent Trustees and the Committee considered information concerning the investment philosophy and investment process used by the Advisor and the sub-advisors in managing the Funds. In this context, the Board, the Independent Trustees and the Committee considered the in-house research capabilities of the Advisor and the sub-advisors as well as other sources available to the Advisor and the sub-advisors, including research services available to the Advisor and the sub-advisors as a result of securities transactions effected for the Funds and other investment advisory clients of the Advisor and the sub-advisors. The Board, the Independent Trustees and the Committee considered the managerial and financial resources available to the Advisor and the sub-advisors and concluded that they would be sufficient to meet any reasonably foreseeable obligations under the Agreement. The Board, the Independent Trustees and the Committee noted that the standard of care under the Agreement was comparable to that found in many investment advisory agreements, and considered the record of the Advisor in resolving potential disputes arising under its investment advisory agreement with the WM Group of Funds to be in the best interests of shareholders.

Quality of Services -- The Board, the Independent Trustees and the Committee considered the quality of the services provided by the Advisor and the sub-advisors and the quality of their resources that are available to the Funds. The Board, the Independent Trustees and the Committee considered the investment experience and professional qualifications of the personnel of the Advisor, its affiliates and the sub-advisors, and the size and functions of their staffs as well as the reputation of the Advisor and the sub-advisors. The Board, the Independent Trustees and the Committee considered the complexity of managing the Funds relative to other types of funds. The Board, the Independent Trustees and the Committee also received and reviewed information regarding the quality of non-investment advisory services provided to the Funds by the Advisor and its affiliates under other agreements.

The Board, the Independent Trustees and the Committee concluded that the services provided by the Advisor and the sub-advisors have benefited and should continue to benefit the Funds and its shareholders. The Board, the Independent Trustees and the Committee concluded that the investment philosophies, processes, and research capabilities of the Advisor and the sub-advisors were well-suited to the Funds, given their investment objectives and policies. The Board, the Independent Trustees and the Committee concluded that the scope of the services provided to the Funds by the Advisor, its affiliates and the sub-advisors were consistent with the Funds' operational requirements, including, in addition to its investment objectives, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services. The Board, the Independent Trustees and the Committee concluded that the nature, scope and quality of the services provided by the Advisor, its affiliates and the sub-advisors were sufficient, in light of the resources dedicated by the Advisor and the sub-advisors and their integrity, personnel, systems and financial resources, to merit approval of the Agreement.

PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE:

In their evaluation of the quality of the portfolio management services provided by the Advisor and the sub-advisors, the Board, the Independent Trustees and the Committee considered the professional credentials and investment experience of the Funds' portfolio managers. The Board and the Independent Trustees considered whether the Funds operated within their investment objectives and their record of compliance with investment restrictions. The Board, the Independent Trustees and the Committee reviewed information comparing the Funds' historical performance to relevant market indices for the 1-, 3- and 5-year periods ended September 30, 2005, and to performance information for other investment companies with similar investment objectives over the 1-, 3-, 5-, 10-year and since inception periods, derived from data compiled by Lipper. The Board, the Independent Trustees and the Committee concluded that the Advisor's and the sub-advisors' performance record and investment processes used in managing the Funds were sufficient to merit approval of the Agreement.

MANAGEMENT FEES AND EXPENSES:

The Board, the Independent Trustees and the Committee reviewed information, including comparative information provided by Lipper, regarding the advisory, transfer agent, and service and distribution fees paid to the Advisor, its affiliates and the sub-advisors, and the total expenses borne by the Funds. The Board, the Independent Trustees and the Committee reviewed the transfer agency fees paid by the Funds to WM Shareholder Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, as well as the distribution (12b-1) fees paid to the Distributor. They considered the Funds' management fees relative to their respective peer group as determined by Lipper. The Board, the Independent Trustees and the Investment Committee considered the fees paid to the Advisor by other clients, and the services provided to such clients relative to the fees paid by, and services provided to, the Funds. The Board, the Independent Trustees and the Committee concluded that the fees to be charged under the Agreement bore a reasonable relationship to the scope and quality of the services provided.

WM GROUP OF FUNDS

PROFITABILITY AND ECONOMIES OF SCALE:

Profitability -- The Board, the Independent Trustees and the Committee reviewed information regarding the cost of services provided by the Advisor and its affiliates and the profitability (before and after distribution expenses and prior to taxes) of the Advisor's relationship with the Funds. The Board, the Independent Trustees and the Committee considered trends in the profitability of the Advisor and its affiliates, and information provided by Lipper regarding the pre- and post-marketing profitability of other investment advisers with publicly-traded parent companies. The Board, the Independent Trustees and the Committee considered that the Advisor must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Funds (and in connection therewith reviewed and considered changes in the structure of compensation of the investment professionals of the Advisor including a change in the performance-based component of the compensation and the introduction of options and restricted stock rather than vesting periods for cash bonuses) and that maintaining the financial viability of the Advisor is important in order for it to continue to provide significant services to the Funds and its shareholders. The Board, the Independent Trustees and the Committee considered the impact of previously-negotiated fee reductions on the profitability of the Advisor and the year-to-year trends in pre-distribution margins for the Advisor over a four-year period in which complex-wide assets more than doubled. The Board, the Independent Trustees and the Committee considered various breakpoint schedules and reviewed a graph showing the effective fees for the Advisor at different asset levels. In addition, the Board, the Independent Trustees and the Committee considered information regarding the direct and indirect benefits the Advisor receives as a result of its relationships with the Funds, including compensation paid to the Advisor and their affiliates, including transfer agency fees to the Transfer Agent and 12b-1 fees to the Distributor as well as research provided to the Advisor in connection with portfolio transactions effected on behalf of the Funds (soft dollar arrangements), and reputational benefits. The Trustees considered the fact that the structure of breakpoints for the Advisor's fees and the fees of the sub-advisors for Funds with multiple sub-advisors was such that, assuming relatively equal allocation of Fund assets among all sub-advisors, the Advisor's fee would be reduced by breakpoints at lower asset levels than those at which the Advisor might benefit from breakpoints in the fees of the sub-advisors. The Trustees did not evaluate the profitability to the sub-advisors of their relationships with the Funds because they concluded that negotiations between the Advisor and the sub-advisors had been entirely at arm's-length.

Economies of Scale -- The Board, the Independent Trustees and the Committee reviewed the extent to which the Advisor may realize economies of scale in managing and supporting the Funds and the current level of Fund assets in relation to the breakpoints in the Funds' advisory fees. The Board, the Independent Trustees and the Committee considered the extent to which any economies of scale might be realized (if at all) by the Advisor across a variety of products and services, and not only in respect of a single Fund. The Board, the Independent Trustees and the Committee considered the savings for the Funds that had been achieved due to breakpoints previously implemented as a result of negotiations between the Advisor and the Board.

The Board, the Independent Trustees and the Committee concluded that the Funds' cost structure was reasonable given the scope and quality of the services provided to the Funds and that the Advisor was sharing any economies of scale with the Funds and its shareholders.

ADDITIONAL CONSIDERATIONS:

The Board, the Independent Trustees and the Committee considered the procedures of the Advisor designed to fulfill its fiduciary duties to advisory clients with respect to possible conflicts of interest, including the codes of ethics, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Advisor in these matters. The Board, the Independent Trustees and the Committee also received and considered information concerning procedures of the Advisor with respect to the execution of portfolio transactions.

CONCLUSIONS:

Based on their review, including their consideration of each of the factors referred to above, the Board, the Independent Trustees and the Committee concluded that the Agreement, including the fees payable to the Advisor and the sub-advisors, are fair and reasonable to the Funds and their shareholders given the scope and quality of the services provided to the Funds and such other considerations as the Trustees considered relevant in the exercise of their reasonable business judgment and that approval of the Agreement was in the best interests of the Funds and their shareholders. The Board and Independent Trustees unanimously approved the Agreement.

WM GROUP OF FUNDS

OTHER FUND INFORMATION

SCHEDULES OF INVESTMENTS:

The Trusts file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trusts' Forms N-Q are available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 800-SEC-0330.

PROXY VOTING INFORMATION:

The policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Trusts' Statement of Additional Information which is available, without charge and upon request, by calling 800-222-5852. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

                                    (GRAPHIC)

(WM GROUP OF FUNDS LOGO)

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published as general information for the shareholders of the WM Group of Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your Investment Representative or call 800-222-5852.

The WM Group of mutual funds is advised by WM Advisors, Inc., distributed by WM Funds Distributor, Inc., and sold through WM Financial Services, Inc. (all affiliates of Washington Mutual, Inc.) and independent broker/dealers.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

                                (E-DELIVERY LOGO)

SAVE TIME AND PAPER. ENROLL TODAY.

Choose e-delivery and we'll e-mail you when statements, prospectuses, and shareholder reports are updated. You can select which items to receive electronically when you sign up at wmgroupoffunds.com.

(WM GROUPOFFUNDS LOGO)

P.O.Box 8024
Boston, MA 02266-8024

                                                                WMGSAR (6/29/06)

ITEM 2. CODE OF ETHICS

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11. CONTROLS AND PROCEDURES:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 of the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust II

By:   /s/ William G. Papesh
      William G. Papesh
      President and Chief Executive Officer
Date: June 29, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jeffrey L. Lunzer
      Jeffrey L. Lunzer
      Treasurer and Chief Financial Officer
Date: June 29, 2006


By:   /s/ William G. Papesh
      William G. Papesh
      President and Chief Executive Officer
Date: June 29, 2006